UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments.

Bull ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (44.5%)
3M Co. (Industrial Conglomerates)	1,632	$256,567
Abbott Laboratories (Health Care Equipment & Supplies)	3,904	174,899
AbbVie, Inc. (Pharmaceuticals)	4,352	259,162
Accenture PLC - Class A (IT Services)	1,632	174,950
ACE, Ltd. (Insurance)	864	98,099
Activision Blizzard, Inc. (Software)	1,312	45,605
Adobe Systems, Inc.* (Software)	1,312	116,322
Advance Auto Parts, Inc. (Specialty Retail)	192	38,099
Aetna, Inc. (Health Care Providers & Services)	928	106,516
Affiliated Managers Group, Inc.* (Capital Markets)	128	23,073
Aflac, Inc. (Insurance)	1,120	71,400
Agilent Technologies, Inc. (Life Sciences Tools & Services)	864	32,625
AGL Resources, Inc. (Gas Utilities)	320	20,000
Air Products & Chemicals, Inc. (Chemicals)	512	71,158
Airgas, Inc. (Chemicals)	192	18,463
Akamai Technologies, Inc.* (Internet Software & Services)	480	29,194
Alcoa, Inc. (Metals & Mining)	3,456	30,862
Alexion Pharmaceuticals, Inc.* (Biotechnology)	608	107,008
Allegion PLC (Building Products)	256	16,684
Allergan PLC* (Pharmaceuticals)	1,024	315,873
Alliance Data Systems Corp.* (IT Services)	160	47,570
Alphabet, Inc.* - Class A (Internet Software & Services)	768	566,316
Alphabet, Inc.* - Class C (Internet Software & Services)	768	545,902
Altera Corp. (Semiconductors & Semiconductor Equipment)	800	42,040
Altria Group, Inc. (Tobacco)	5,152	311,541
Amazon.com, Inc.* (Internet & Catalog Retail)	1,024	640,921
Ameren Corp. (Multi-Utilities)	640	27,955
American Airlines Group, Inc. (Airlines)	1,760	81,347
American Electric Power Co., Inc. (Electric Utilities)	1,280	72,512
American Express Co. (Consumer Finance)	2,240	164,103
American International Group, Inc. (Insurance)	3,392	213,899
American Tower Corp. (Real Estate Investment Trusts)	1,120	114,498
Ameriprise Financial, Inc. (Capital Markets)	480	55,373
AmerisourceBergen Corp. (Health Care Providers & Services)	544	52,501
AMETEK, Inc. (Electrical Equipment)	640	35,085
Amgen, Inc. (Biotechnology)	1,984	313,829
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	800	43,376
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,344	89,887
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	832	50,020
Anthem, Inc. (Health Care Providers & Services)	672	93,509
Aon PLC (Insurance)	736	68,676
Apache Corp. (Oil, Gas & Consumable Fuels)	992	46,753
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	416	16,303
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,976	1,789,631
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,168	53,127
Archer-Daniels-Midland Co. (Food Products)	1,600	73,056
Assurant, Inc. (Insurance)	160	13,045
AT&T, Inc. (Diversified Telecommunication Services)	16,160	541,522
Autodesk, Inc.* (Software)	608	33,556
Automatic Data Processing, Inc. (IT Services)	1,216	105,780
AutoNation, Inc.* (Specialty Retail)	192	12,132
AutoZone, Inc.* (Specialty Retail)	96	75,303
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	672	82,743
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	352	61,540
Avery Dennison Corp. (Containers & Packaging)	256	16,632
Baker Hughes, Inc. (Energy Equipment & Services)	1,152	60,687
Ball Corp. (Containers & Packaging)	352	24,112
Bank of America Corp. (Banks)	27,520	461,786
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	192	35,779
Baxalta, Inc. (Biotechnology)	1,408	48,520
Baxter International, Inc. (Health Care Equipment & Supplies)	1,440	53,842
BB&T Corp. (Banks)	2,048	76,083
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	544	77,531
Bed Bath & Beyond, Inc.* (Specialty Retail)	448	26,714
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,928	670,306
Best Buy Co., Inc. (Specialty Retail)	800	28,024
Biogen, Inc.* (Biotechnology)	608	176,630
BlackRock, Inc. (Capital Markets)	352	123,893
BorgWarner, Inc. (Auto Components)	608	26,035
Boston Properties, Inc. (Real Estate Investment Trusts)	416	52,354
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,520	64,346
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,384	289,125
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,472	75,661
Brown-Forman Corp. - Class B (Beverages)	320	33,978
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	384	26,642
CA, Inc. (Software)	832	23,055

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cablevision Systems Corp. - Class A (Media)	576	$18,772
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,088	23,620
Cameron International Corp.* (Energy Equipment & Services)	512	34,821
Campbell Soup Co. (Food Products)	480	24,379
Capital One Financial Corp. (Consumer Finance)	1,440	113,616
Cardinal Health, Inc. (Health Care Providers & Services)	864	71,021
CarMax, Inc.* (Specialty Retail)	544	32,101
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,216	65,761
Caterpillar, Inc. (Machinery)	1,600	116,784
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	768	28,631
CBS Corp. - Class B (Media)	1,184	55,080
Celgene Corp.* (Biotechnology)	2,080	255,237
CenterPoint Energy, Inc. (Multi-Utilities)	1,120	20,776
CenturyLink, Inc. (Diversified Telecommunication Services)	1,472	41,525
Cerner Corp.* (Health Care Technology)	800	53,032
CF Industries Holdings, Inc. (Chemicals)	608	30,868
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,344	9,583
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,960	450,765
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	96	61,462
Cigna Corp. (Health Care Providers & Services)	672	90,075
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	256	30,223
Cincinnati Financial Corp. (Insurance)	384	23,128
Cintas Corp. (Commercial Services & Supplies)	224	20,852
Cisco Systems, Inc. (Communications Equipment)	13,376	385,897
Citigroup, Inc. (Banks)	7,904	420,256
Citrix Systems, Inc.* (Software)	416	34,154
CME Group, Inc. (Diversified Financial Services)	896	84,645
CMS Energy Corp. (Multi-Utilities)	736	26,548
Coach, Inc. (Textiles, Apparel & Luxury Goods)	736	22,963
Coca-Cola Enterprises, Inc. (Beverages)	544	27,929
Cognizant Technology Solutions Corp.* (IT Services)	1,600	108,976
Colgate-Palmolive Co. (Household Products)	2,368	157,117
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	832	17,281
Comcast Corp. - Class A (Media)	5,568	348,668
Comcast Corp. - Class A (Media)	960	60,202
Comerica, Inc. (Banks)	480	20,832
Computer Sciences Corp. (IT Services)	352	23,440
ConAgra Foods, Inc. (Food Products)	1,120	45,416
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,232	172,427
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	608	4,049
Consolidated Edison, Inc. (Multi-Utilities)	768	50,496
Constellation Brands, Inc. (Beverages)	448	60,390
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,232	60,115
Costco Wholesale Corp. (Food & Staples Retailing)	1,152	182,154
Crown Castle International Corp. (Real Estate Investment Trusts)	864	73,837
CSX Corp. (Road & Rail)	2,592	69,958
Cummins, Inc. (Machinery)	448	46,372
CVS Health Corp. (Food & Staples Retailing)	2,944	290,808
D.R. Horton, Inc. (Household Durables)	864	25,436
Danaher Corp. (Industrial Conglomerates)	1,568	146,310
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	288	17,824
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	448	34,724
Deere & Co. (Machinery)	832	64,896
Delphi Automotive PLC (Auto Components)	736	61,228
Delta Air Lines, Inc. (Airlines)	2,080	105,747
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	352	21,419
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,024	42,936
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	160	3,181
Discover Financial Services (Consumer Finance)	1,152	64,765
Discovery Communications, Inc.* - Class A (Media)	384	11,305
Discovery Communications, Inc.* - Class C (Media)	672	18,493
Dollar General Corp. (Multiline Retail)	768	52,047
Dollar Tree, Inc.* (Multiline Retail)	576	37,722
Dominion Resources, Inc. (Multi-Utilities)	1,568	112,003
Dover Corp. (Machinery)	416	26,803
Dr. Pepper Snapple Group, Inc. (Beverages)	512	45,757
DTE Energy Co. (Multi-Utilities)	480	39,163
Duke Energy Corp. (Electric Utilities)	1,824	130,361
E*TRADE Financial Corp.* (Capital Markets)	768	21,896
E.I. du Pont de Nemours & Co. (Chemicals)	2,368	150,131
Eastman Chemical Co. (Chemicals)	384	27,713
Eaton Corp. PLC (Electrical Equipment)	1,216	67,987
eBay, Inc.* (Internet Software & Services)	2,944	82,138
Ecolab, Inc. (Chemicals)	704	84,726
Edison International (Electric Utilities)	864	52,289
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	288	45,259
Electronic Arts, Inc.* (Software)	832	59,962
Eli Lilly & Co. (Pharmaceuticals)	2,560	208,819
EMC Corp. (Technology Hardware, Storage & Peripherals)	5,056	132,568
Emerson Electric Co. (Electrical Equipment)	1,728	81,613
Endo International PLC* (Pharmaceuticals)	544	32,635
Ensco PLCADR - Class A (Energy Equipment & Services)	608	10,111

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Entergy Corp. (Electric Utilities)	480		$32,717
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,440		123,624
EQT Corp. (Oil, Gas & Consumable Fuels)	416		27,485
Equifax, Inc. (Professional Services)	320		34,102
Equinix, Inc. (Real Estate Investment Trusts)	160		47,469
Equity Residential (Real Estate Investment Trusts)	960		74,227
Essex Property Trust, Inc. (Real Estate Investment Trusts)	160		35,270
Eversource Energy (Electric Utilities)	832		42,382
Exelon Corp. (Electric Utilities)	2,272		63,434
Expedia, Inc. (Internet & Catalog Retail)	256		34,893
Expeditors International of Washington, Inc. (Air Freight & Logistics)	512		25,492
Express Scripts Holding Co.* (Health Care Providers & Services)	1,792		154,793
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	10,944		905,508
F5 Networks, Inc.* (Communications Equipment)	192		21,158
Facebook, Inc.* - Class A (Internet Software & Services)	5,952		606,924
Fastenal Co. (Trading Companies & Distributors)	768		30,075
FedEx Corp. (Air Freight & Logistics)	704		109,859
Fidelity National Information Services, Inc. (IT Services)	736		53,669
Fifth Third Bancorp (Banks)	2,112		40,234
First Horizon National Corp. (Banks)	—	†	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	192		10,957
FirstEnergy Corp. (Electric Utilities)	1,120		34,944
Fiserv, Inc.* (IT Services)	608		58,678
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	384		10,241
Flowserve Corp. (Machinery)	352		16,319
Fluor Corp. (Construction & Engineering)	384		18,359
FMC Corp. (Chemicals)	352		14,330
FMC Technologies, Inc.* (Energy Equipment & Services)	608		20,569
Ford Motor Co. (Automobiles)	10,240		151,654
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	96		5,223
Franklin Resources, Inc. (Capital Markets)	1,024		41,738
Freeport-McMoRan, Inc. (Metals & Mining)	2,720		32,014
Frontier Communications Corp. (Diversified Telecommunication Services)	3,072		15,790
GameStop Corp. - Class A (Specialty Retail)	288		13,268
Garmin, Ltd. (Household Durables)	320		11,350
General Dynamics Corp. (Aerospace & Defense)	800		118,864
General Electric Co. (Industrial Conglomerates)	26,528		767,189
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,536		44,467
General Mills, Inc. (Food Products)	1,568		91,116
General Motors Co. (Automobiles)	3,776		131,820
Genuine Parts Co. (Distributors)	384		34,852
Genworth Financial, Inc.* - Class A (Insurance)	1,312		6,140
Gilead Sciences, Inc. (Biotechnology)	3,872		418,679
H & R Block, Inc. (Diversified Consumer Services)	736		27,423
Halliburton Co. (Energy Equipment & Services)	2,240		85,971
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,056		33,729
Harley-Davidson, Inc. (Automobiles)	544		26,901
Harman International Industries, Inc. (Household Durables)	192		21,112
Harris Corp. (Communications Equipment)	320		25,322
Hartford Financial Services Group, Inc. (Insurance)	1,088		50,331
Hasbro, Inc. (Leisure Products)	288		22,127
HCA Holdings, Inc.* (Health Care Providers & Services)	832		57,233
HCP, Inc. (Real Estate Investment Trusts)	1,216		45,235
Helmerich & Payne, Inc. (Energy Equipment & Services)	288		16,206
Henry Schein, Inc.* (Health Care Providers & Services)	224		33,983
Hess Corp. (Oil, Gas & Consumable Fuels)	640		35,974
Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	4,736		127,683
Honeywell International, Inc. (Aerospace & Defense)	2,048		211,517
Hormel Foods Corp. (Food Products)	352		23,778
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,984		34,383
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	1,280		12,954
Humana, Inc. (Health Care Providers & Services)	384		68,594
Huntington Bancshares, Inc. (Banks)	2,112		23,169
Illinois Tool Works, Inc. (Machinery)	864		79,436
Ingersoll-Rand PLC (Machinery)	704		41,719
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,480		422,574
Intercontinental Exchange, Inc. (Diversified Financial Services)	288		72,691
International Business Machines Corp. (IT Services)	2,368		331,709
International Flavors & Fragrances, Inc. (Chemicals)	224		25,997
International Paper Co. (Paper & Forest Products)	1,088		46,447
Intuit, Inc. (Software)	736		71,708
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	96		47,674
Invesco, Ltd. (Capital Markets)	1,120		37,150
Iron Mountain, Inc. (Real Estate Investment Trusts)	512		15,688
J.B. Hunt Transport Services, Inc. (Road & Rail)	256		19,551
Jacobs Engineering Group, Inc.* (Construction & Engineering)	320		12,845

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Johnson & Johnson (Pharmaceuticals)	7,264	$733,881
Johnson Controls, Inc. (Auto Components)	1,728	78,071
JPMorgan Chase & Co. (Banks)	9,728	625,024
Juniper Networks, Inc. (Communications Equipment)	928	29,130
Kansas City Southern (Road & Rail)	288	23,835
Kellogg Co. (Food Products)	672	47,389
Keurig Green Mountain, Inc. (Food Products)	320	16,240
KeyCorp (Banks)	2,208	27,423
Kimberly-Clark Corp. (Household Products)	960	114,922
Kimco Realty Corp. (Real Estate Investment Trusts)	1,088	29,126
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,736	129,530
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	416	27,922
Kohl’s Corp. (Multiline Retail)	512	23,613
L Brands, Inc. (Specialty Retail)	672	64,499
L-3 Communications Holdings, Inc. (Aerospace & Defense)	224	28,314
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	256	31,421
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	416	31,861
Legg Mason, Inc. (Capital Markets)	288	12,888
Leggett & Platt, Inc. (Household Durables)	352	15,851
Lennar Corp. - Class A (Household Durables)	448	22,431
Leucadia National Corp. (Diversified Financial Services)	896	17,929
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	768	39,130
Lincoln National Corp. (Insurance)	672	35,959
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	640	28,429
Lockheed Martin Corp. (Aerospace & Defense)	704	154,760
Loews Corp. (Insurance)	768	28,001
Lowe’s Cos., Inc. (Specialty Retail)	2,432	179,555
LyondellBasell Industries N.V. - Class A (Chemicals)	1,056	98,113
M&T Bank Corp. (Banks)	352	42,187
Macy’s, Inc. (Multiline Retail)	864	44,047
Mallinckrodt PLC* (Pharmaceuticals)	320	21,014
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,792	32,937
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,408	72,934
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	513	39,358
Marsh & McLennan Cos., Inc. (Insurance)	1,408	78,482
Martin Marietta Materials, Inc. (Construction Materials)	192	29,789
Masco Corp. (Building Products)	896	25,984
MasterCard, Inc. - Class A (IT Services)	2,624	259,750
Mattel, Inc. (Leisure Products)	896	22,024
McCormick & Co., Inc. (Food Products)	320	26,874
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,464	276,585
McGraw Hill Financial, Inc. (Diversified Financial Services)	704	65,219
McKesson Corp. (Health Care Providers & Services)	608	108,710
Mead Johnson Nutrition Co. - Class A (Food Products)	544	44,608
Medtronic PLC (Health Care Equipment & Supplies)	3,712	274,391
Merck & Co., Inc. (Pharmaceuticals)	7,392	404,047
MetLife, Inc. (Insurance)	2,944	148,319
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	512	19,784
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	544	26,270
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,816	46,633
Microsoft Corp. (Software)	21,024	1,106,703
Mohawk Industries, Inc.* (Household Durables)	160	31,280
Molson Coors Brewing Co. - Class B (Beverages)	416	36,650
Mondelez International, Inc. - Class A (Food Products)	4,224	194,980
Monsanto Co. (Chemicals)	1,216	113,356
Monster Beverage Corp.* (Beverages)	384	52,347
Moody’s Corp. (Diversified Financial Services)	448	43,080
Morgan Stanley (Capital Markets)	4,000	131,880
Motorola Solutions, Inc. (Communications Equipment)	416	29,108
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	416	11,827
Mylan NV* (Pharmaceuticals)	1,088	47,970
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,024	38,543
Navient Corp. (Consumer Finance)	992	13,084
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	800	27,200
Netflix, Inc.* (Internet & Catalog Retail)	1,120	121,386
Newell Rubbermaid, Inc. (Household Durables)	704	29,871
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	416	16,719
Newmont Mining Corp. (Metals & Mining)	1,376	26,777
News Corp. - Class A (Media)	992	15,277
News Corp. - Class B (Media)	288	4,458
NextEra Energy, Inc. (Electric Utilities)	1,216	124,835
Nielsen Holdings PLC (Professional Services)	960	45,610
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,792	234,806
NiSource, Inc. (Multi-Utilities)	832	15,941
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,120	40,141
Nordstrom, Inc. (Multiline Retail)	352	22,954
Norfolk Southern Corp. (Road & Rail)	800	64,024
Northern Trust Corp. (Capital Markets)	576	40,545
Northrop Grumman Corp. (Aerospace & Defense)	480	90,120

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	864	$11,137
Nucor Corp. (Metals & Mining)	832	35,194
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,344	38,129
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,016	150,273
Omnicom Group, Inc. (Media)	640	47,949
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	544	18,452
Oracle Corp. (Software)	8,544	331,849
O’Reilly Automotive, Inc.* (Specialty Retail)	256	70,723
Owens-Illinois, Inc.* (Containers & Packaging)	416	8,965
PACCAR, Inc. (Machinery)	928	48,859
Parker-Hannifin Corp. (Machinery)	352	36,854
Patterson Cos., Inc. (Health Care Providers & Services)	224	10,618
Paychex, Inc. (IT Services)	832	42,915
PayPal Holdings, Inc.* (Internet Software & Services)	2,912	104,861
Pentair PLC (Machinery)	480	26,842
People’s United Financial, Inc. (Banks)	800	12,760
Pepco Holdings, Inc. (Electric Utilities)	672	17,895
PepsiCo, Inc. (Beverages)	3,872	395,680
PerkinElmer, Inc. (Life Sciences Tools & Services)	288	14,872
Perrigo Co. PLC (Pharmaceuticals)	384	60,572
Pfizer, Inc. (Pharmaceuticals)	16,224	548,696
PG&E Corp. (Multi-Utilities)	1,280	68,352
Philip Morris International, Inc. (Tobacco)	4,064	359,258
Phillips 66 (Oil, Gas & Consumable Fuels)	1,248	111,134
Pinnacle West Capital Corp. (Electric Utilities)	288	18,291
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	384	52,662
Pitney Bowes, Inc. (Commercial Services & Supplies)	544	11,234
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	448	18,252
PNC Financial Services Group, Inc. (Banks)	1,344	121,309
PPG Industries, Inc. (Chemicals)	704	73,399
PPL Corp. (Electric Utilities)	1,760	60,544
Praxair, Inc. (Chemicals)	768	85,317
Precision Castparts Corp. (Aerospace & Defense)	352	81,245
Principal Financial Group, Inc. (Insurance)	736	36,918
Prologis, Inc. (Real Estate Investment Trusts)	1,376	58,796
Prudential Financial, Inc. (Insurance)	1,184	97,680
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,344	55,494
Public Storage (Real Estate Investment Trusts)	384	88,113
PulteGroup, Inc. (Household Durables)	832	15,251
PVH Corp. (Textiles, Apparel & Luxury Goods)	224	20,373
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	384	16,869
QUALCOMM, Inc. (Communications Equipment)	4,128	245,286
Quanta Services, Inc.* (Construction & Engineering)	544	10,940
Quest Diagnostics, Inc. (Health Care Providers & Services)	384	26,093
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	160	17,723
Range Resources Corp. (Oil, Gas & Consumable Fuels)	448	13,637
Raytheon Co. (Aerospace & Defense)	800	93,920
Realty Income Corp. (Real Estate Investment Trusts)	608	30,072
Red Hat, Inc.* (Software)	480	37,973
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	192	107,019
Regions Financial Corp. (Banks)	3,488	32,613
Republic Services, Inc. (Commercial Services & Supplies)	640	27,994
Reynolds American, Inc. (Tobacco)	2,176	105,144
Robert Half International, Inc. (Professional Services)	352	18,536
Rockwell Automation, Inc. (Electrical Equipment)	352	38,424
Rockwell Collins, Inc. (Aerospace & Defense)	352	30,525
Roper Technologies, Inc. (Industrial Conglomerates)	256	47,706
Ross Stores, Inc. (Specialty Retail)	1,088	55,031
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	448	44,061
Ryder System, Inc. (Road & Rail)	128	9,188
salesforce.com, Inc.* (Software)	1,632	126,823
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	544	41,888
SCANA Corp. (Multi-Utilities)	384	22,740
Schlumberger, Ltd. (Energy Equipment & Services)	3,328	260,116
Scripps Networks Interactive, Inc. - Class A (Media)	256	15,380
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	800	30,448
Sealed Air Corp. (Containers & Packaging)	544	26,721
Sempra Energy (Multi-Utilities)	608	62,265
Sigma-Aldrich Corp. (Chemicals)	320	44,710
Signet Jewelers, Ltd. (Specialty Retail)	224	33,811
Simon Property Group, Inc. (Real Estate Investment Trusts)	800	161,167
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	512	39,547
SL Green Realty Corp. (Real Estate Investment Trusts)	256	30,367
Snap-on, Inc. (Machinery)	160	26,542
Southwest Airlines Co. (Airlines)	1,728	79,989
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,024	11,305
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,760	50,283
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	736	46,964
Stanley Black & Decker, Inc. (Machinery)	416	44,088

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Staples, Inc. (Specialty Retail)	1,696	$22,031
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,904	244,273
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	448	35,782
State Street Corp. (Capital Markets)	1,088	75,072
Stericycle, Inc.* (Commercial Services & Supplies)	224	27,187
Stryker Corp. (Health Care Equipment & Supplies)	832	79,556
SunTrust Banks, Inc. (Banks)	1,376	57,132
Symantec Corp. (Software)	1,792	36,915
Sysco Corp. (Food & Staples Retailing)	1,440	59,400
T. Rowe Price Group, Inc. (Capital Markets)	672	50,817
Target Corp. (Multiline Retail)	1,664	128,428
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,056	68,049
TECO Energy, Inc. (Multi-Utilities)	608	16,416
TEGNA, Inc. (Media)	608	16,440
Tenet Healthcare Corp.* (Health Care Providers & Services)	256	8,031
Teradata Corp.* (IT Services)	384	10,794
Tesoro Corp. (Oil, Gas & Consumable Fuels)	320	34,218
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,688	152,463
Textron, Inc. (Aerospace & Defense)	736	31,037
The ADT Corp. (Commercial Services & Supplies)	448	14,802
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,792	19,622
The Allstate Corp. (Insurance)	1,056	65,345
The Bank of New York Mellon Corp. (Capital Markets)	2,912	121,285
The Boeing Co. (Aerospace & Defense)	1,664	246,389
The Charles Schwab Corp. (Capital Markets)	3,136	95,711
The Chubb Corp. (Insurance)	608	78,645
The Clorox Co. (Household Products)	352	42,923
The Coca-Cola Co. (Beverages)	10,304	436,374
The Dow Chemical Co. (Chemicals)	3,040	157,078
The Dun & Bradstreet Corp. (Professional Services)	96	10,932
The Estee Lauder Cos., Inc. - Class A (Personal Products)	608	48,920
The Gap, Inc. (Specialty Retail)	640	17,421
The Goldman Sachs Group, Inc. (Capital Markets)	1,056	198,000
The Goodyear Tire & Rubber Co. (Auto Components)	704	23,119
The Hershey Co. (Food Products)	384	34,057
The Home Depot, Inc. (Specialty Retail)	3,360	415,430
The Interpublic Group of Cos., Inc. (Media)	1,088	24,948
The JM Smucker Co. - Class A (Food Products)	256	30,052
The Kraft Heinz Co. (Food Products)	1,568	122,257
The Kroger Co. (Food & Staples Retailing)	2,560	96,768
The Macerich Co. (Real Estate Investment Trusts)	352	29,828
The Mosaic Co. (Chemicals)	896	30,276
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	320	18,525
The Priceline Group, Inc.* (Internet & Catalog Retail)	128	186,142
The Procter & Gamble Co. (Household Products)	7,136	545,047
The Progressive Corp. (Insurance)	1,536	50,888
The Sherwin-Williams Co. (Chemicals)	224	59,770
The Southern Co. (Electric Utilities)	2,400	108,240
The TJX Cos., Inc. (Specialty Retail)	1,760	128,814
The Travelers Cos., Inc. (Insurance)	832	93,924
The Walt Disney Co. (Media)	4,096	465,878
The Western Union Co. (IT Services)	1,344	25,872
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,792	70,676
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,056	138,104
Tiffany & Co. (Specialty Retail)	288	23,743
Time Warner Cable, Inc. (Media)	736	139,398
Time Warner, Inc. (Media)	2,144	161,529
Torchmark Corp. (Insurance)	320	18,563
Total System Services, Inc. (IT Services)	448	23,498
Tractor Supply Co. (Specialty Retail)	352	32,521
Transocean, Ltd. (Energy Equipment & Services)	896	14,184
TripAdvisor, Inc.* (Internet & Catalog Retail)	288	24,129
Twenty-First Century Fox, Inc. - Class A (Media)	3,200	98,208
Twenty-First Century Fox, Inc. - Class B (Media)	1,120	34,586
Tyco International PLC (Commercial Services & Supplies)	1,120	40,813
Tyson Foods, Inc. - Class A (Food Products)	800	35,488
U.S. Bancorp (Banks)	4,352	183,567
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	480	45,638
Union Pacific Corp. (Road & Rail)	2,272	203,003
United Continental Holdings, Inc.* (Airlines)	992	59,828
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,824	187,909
United Rentals, Inc.* (Trading Companies & Distributors)	256	19,164
United Technologies Corp. (Aerospace & Defense)	2,176	214,140
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,496	293,979
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	256	31,255
Unum Group (Insurance)	640	22,176
Urban Outfitters, Inc.* (Specialty Retail)	256	7,322
V.F. Corp. (Textiles, Apparel & Luxury Goods)	896	60,498
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,312	86,487
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	256	20,104
Ventas, Inc. (Real Estate Investment Trusts)	864	46,414

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
VeriSign, Inc.* (Internet Software & Services)	256	$20,634
Verisk Analytics, Inc.* - Class A (Professional Services)	416	29,790
Verizon Communications, Inc. (Diversified Telecommunication Services)	10,688	501,053
Vertex Pharmaceuticals, Inc.* (Biotechnology)	640	79,834
Viacom, Inc. - Class B (Media)	928	45,760
Visa, Inc. - Class A (IT Services)	5,120	397,209
Vornado Realty Trust (Real Estate Investment Trusts)	480	48,264
Vulcan Materials Co. (Construction Materials)	352	33,996
W.W. Grainger, Inc. (Trading Companies & Distributors)	160	33,600
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,304	195,103
Wal-Mart Stores, Inc. (Food & Staples Retailing)	4,160	238,118
Waste Management, Inc. (Commercial Services & Supplies)	1,120	60,210
Waters Corp.* (Life Sciences Tools & Services)	224	28,627
WEC Energy Group, Inc. (Multi-Utilities)	832	42,898
Wells Fargo & Co. (Banks)	12,288	665,272
Welltower, Inc. (Real Estate Investment Trusts)	928	60,199
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	608	40,627
WestRock Co. (Containers & Packaging)	704	37,847
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,344	39,420
Whirlpool Corp. (Household Durables)	192	30,747
Whole Foods Market, Inc. (Food & Staples Retailing)	928	27,803
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	320	26,032
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	224	15,669
Xcel Energy, Inc. (Electric Utilities)	1,344	47,887
Xerox Corp. (IT Services)	2,656	24,940
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	672	32,001
XL Group PLC (Insurance)	800	30,464
Xylem, Inc. (Machinery)	480	17,477
Yahoo!, Inc.* (Internet Software & Services)	2,272	80,929
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,120	79,419
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	448	46,847
Zions Bancorp (Banks)	544	15,651
Zoetis, Inc. (Pharmaceuticals)	1,216	52,300
TOTAL COMMON STOCKS (Cost $29,034,462)		48,210,513

	Principal Amount	Value
Repurchase Agreements(a)(b)(55.0%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $59,623,163	$59,623,000	59,623,000

TOTAL REPURCHASE AGREEMENTS (Cost $59,623,000)		59,623,000

TOTAL INVESTMENT SECURITIES (Cost $88,657,462) - 99.5%		107,833,513
Net other assets (liabilities) - 0.5%		569,060

NET ASSETS - 100.0%		$108,402,573

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $6,957,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	78	12/21/15	$8,081,775	$542,548

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/27/15	0.56%	$18,936,917	$91,135
S&P 500	UBS AG	11/27/15	0.21%	32,983,231	124,398
				$51,920,148	$215,533

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$1,300,832	1.2%
Air Freight & Logistics	349,902	0.3%
Airlines	326,911	0.3%
Auto Components	188,453	0.2%
Automobiles	310,375	0.3%
Banks	2,825,303	2.7%
Beverages	1,089,105	1.0%
Biotechnology	1,506,756	1.4%
Building Products	42,668	NM
Capital Markets	1,029,321	0.9%
Chemicals	1,085,404	1.0%
Commercial Services & Supplies	203,092	0.2%
Communications Equipment	735,901	0.7%
Construction & Engineering	42,144	NM
Construction Materials	63,785	0.1%
Consumer Finance	355,568	0.3%
Containers & Packaging	114,277	0.1%
Distributors	34,852	NM
Diversified Consumer Services	27,423	NM
Diversified Financial Services	972,395	0.9%
Diversified Telecommunication Services	1,139,020	1.1%
Electric Utilities	806,331	0.7%
Electrical Equipment	223,109	0.2%
Electronic Equipment, Instruments & Components	181,781	0.2%
Energy Equipment & Services	544,389	0.5%
Food & Staples Retailing	1,090,155	1.0%
Food Products	809,690	0.7%
Gas Utilities	20,000	NM
Health Care Equipment & Supplies	988,611	0.9%
Health Care Providers & Services	1,273,056	1.2%
Health Care Technology	53,032	NM
Hotels, Restaurants & Leisure	906,226	0.8%
Household Durables	203,329	0.2%
Household Products	860,009	0.8%
Independent Power and Renewable Electricity Producers	30,759	NM
Industrial Conglomerates	1,217,772	1.1%
Insurance	1,330,082	1.2%
Internet & Catalog Retail	1,007,471	0.9%
Internet Software & Services	2,036,898	1.9%
IT Services	1,689,750	1.6%
Leisure Products	44,151	NM
Life Sciences Tools & Services	214,228	0.2%
Machinery	592,991	0.5%
Media	1,582,332	1.5%
Metals & Mining	124,847	0.1%
Multiline Retail	308,811	0.3%
Multi-Utilities	561,047	0.5%
Oil, Gas & Consumable Fuels	2,883,329	2.8%
Paper & Forest Products	46,447	NM
Personal Products	48,920	NM
Pharmaceuticals	2,974,093	2.8%
Professional Services	138,970	0.1%
Real Estate Investment Trusts	1,255,289	1.2%
Real Estate Management & Development	28,631	NM
Road & Rail	389,559	0.4%
Semiconductors & Semiconductor Equipment	1,177,246	1.1%
Software	2,024,625	1.9%
Specialty Retail	1,276,542	1.2%
Technology Hardware, Storage & Peripherals	2,190,045	2.1%
Textiles, Apparel & Luxury Goods	460,737	0.4%
Thrifts & Mortgage Finance	12,954	NM
Tobacco	775,943	0.7%
Trading Companies & Distributors	82,839	0.1%
Other **	60,192,060	55.5%
Total	$108,402,573	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (64.5%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	795	$7,998
A.O. Smith Corp. (Building Products)	583	44,786
Aaron’s, Inc. (Specialty Retail)	477	11,768
Abercrombie & Fitch Co. - Class A (Specialty Retail)	530	11,231
ACI Worldwide, Inc.* (Software)	901	21,579
Acuity Brands, Inc. (Electrical Equipment)	318	69,515
Acxiom Corp.* (IT Services)	583	12,896
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,823	10,225
AECOM* (Construction & Engineering)	1,166	34,362
AGCO Corp. (Machinery)	583	28,211
Akorn, Inc.* (Pharmaceuticals)	636	17,007
Alaska Air Group, Inc. (Airlines)	954	72,743
Albemarle Corp. (Chemicals)	848	45,385
Alexander & Baldwin, Inc. (Real Estate Management & Development)	371	14,002
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	530	47,562
Align Technology, Inc.* (Health Care Equipment & Supplies)	530	34,694
Alleghany Corp.* (Insurance)	106	52,605
Allegheny Technologies, Inc. (Metals & Mining)	848	12,466
Alliant Energy Corp. (Multi-Utilities)	848	50,049
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,431	20,120
AMC Networks, Inc.* - Class A (Media)	477	35,246
American Campus Communities, Inc. (Real Estate Investment Trusts)	848	34,403
American Eagle Outfitters, Inc. (Specialty Retail)	1,378	21,056
American Financial Group, Inc. (Insurance)	530	38,261
AmSurg Corp.* (Health Care Providers & Services)	371	26,003
ANSYS, Inc.* (Software)	689	65,670
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	742	5,387
AptarGroup, Inc. (Containers & Packaging)	477	35,088
Aqua America, Inc. (Water Utilities)	1,325	37,895
ARRIS Group, Inc.* (Communications Equipment)	1,007	28,459
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	742	40,803
Arthur J. Gallagher & Co. (Insurance)	1,325	57,941
Ascena Retail Group, Inc.* (Specialty Retail)	1,325	17,649
Ashland, Inc. (Chemicals)	530	58,152
Aspen Insurance Holdings, Ltd. (Insurance)	477	23,187
Associated Banc-Corp. (Banks)	1,166	22,550
Atmel Corp. (Semiconductors & Semiconductor Equipment)	3,180	24,168
Atmos Energy Corp. (Gas Utilities)	795	50,085
Atwood Oceanics, Inc. (Energy Equipment & Services)	424	7,017
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,007	45,748
Avon Products, Inc. (Personal Products)	3,286	13,243
BancorpSouth, Inc. (Banks)	689	17,177
Bank of Hawaii Corp. (Banks)	318	20,823
Bank of the Ozarks, Inc. (Banks)	583	29,162
BE Aerospace, Inc. (Aerospace & Defense)	795	37,325
Belden, Inc. (Electronic Equipment, Instruments & Components)	318	20,362
Bemis Co., Inc. (Containers & Packaging)	742	33,969
Big Lots, Inc. (Multiline Retail)	371	17,103
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	1,537	35,981
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	159	22,177
Bio-Techne Corp. (Life Sciences Tools & Services)	265	23,373
Black Hills Corp. (Multi-Utilities)	318	14,558
Brinker International, Inc. (Hotels, Restaurants & Leisure)	477	21,708
Broadridge Financial Solutions, Inc. (IT Services)	901	53,682
Brown & Brown, Inc. (Insurance)	901	29,075
Brunswick Corp. (Leisure Products)	689	37,075
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	159	24,529
Cabela’s, Inc.* (Specialty Retail)	371	14,532
Cable One, Inc.* (Media)	53	22,972
Cabot Corp. (Chemicals)	477	17,143
Cadence Design Systems, Inc.* (Software)	2,226	49,462
CalAtlantic Group, Inc.* (Household Durables)	583	22,206
California Resources Corp. (Oil, Gas & Consumable Fuels)	2,385	9,635
Camden Property Trust (Real Estate Investment Trusts)	636	46,930
Care Capital Properties, Inc. (Real Estate Investment Trusts)	636	20,956
Carlisle Cos., Inc. (Industrial Conglomerates)	477	41,499
Carpenter Technology Corp. (Metals & Mining)	371	12,358
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	424	38,533
Casey’s General Stores, Inc. (Food & Staples Retailing)	318	33,778
Catalent, Inc.* (Pharmaceuticals)	742	19,722
Cathay General Bancorp (Banks)	583	18,248
CBOE Holdings, Inc. (Diversified Financial Services)	636	42,637
CDK Global, Inc. (Software)	1,219	60,694
CEB, Inc. (Professional Services)	265	19,811
Centene Corp.* (Health Care Providers & Services)	901	53,591
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	371	24,204
Chico’s FAS, Inc. (Specialty Retail)	1,060	14,649

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Church & Dwight Co., Inc. (Household Products)	1,007	$86,693
Ciena Corp.* (Communications Equipment)	901	21,750
Cinemark Holdings, Inc. (Media)	795	28,175
CLARCOR, Inc. (Machinery)	371	18,498
Clean Harbors, Inc.* (Commercial Services & Supplies)	424	19,712
Cleco Corp. (Electric Utilities)	477	25,281
CNO Financial Group, Inc. (Insurance)	1,484	28,508
Cognex Corp. (Electronic Equipment, Instruments & Components)	689	25,906
Commerce Bancshares, Inc. (Banks)	636	28,970
Commercial Metals Co. (Metals & Mining)	901	12,947
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	901	18,101
Community Health Systems, Inc.* (Health Care Providers & Services)	901	25,264
CommVault Systems, Inc.* (Software)	318	12,885
Compass Minerals International, Inc. (Metals & Mining)	265	21,529
Convergys Corp. (IT Services)	742	19,047
Copart, Inc.* (Commercial Services & Supplies)	848	30,706
CoreLogic, Inc.* (IT Services)	689	26,857
Corporate Office Properties Trust (Real Estate Investment Trusts)	742	17,066
Corrections Corp. of America (Real Estate Investment Trusts)	901	25,679
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	159	21,856
Crane Co. (Machinery)	371	19,529
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	795	20,026
CST Brands, Inc. (Specialty Retail)	583	20,947
Cullen/Frost Bankers, Inc. (Banks)	424	29,019
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,544	26,814
Cytec Industries, Inc. (Chemicals)	530	39,443
Dana Holding Corp. (Auto Components)	1,219	20,479
Dean Foods Co. (Food Products)	742	13,438
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	265	14,750
Deluxe Corp. (Commercial Services & Supplies)	371	22,093
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	2,703	9,569
DeVry Education Group, Inc. (Diversified Consumer Services)	424	9,989
Dick’s Sporting Goods, Inc. (Specialty Retail)	689	30,695
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	477	17,587
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	424	45,229
Domtar Corp. (Paper & Forest Products)	477	19,671
Donaldson Co., Inc. (Machinery)	954	28,811
Douglas Emmett, Inc. (Real Estate Investment Trusts)	1,060	32,383
DreamWorks Animation SKG, Inc.* - Class A (Media)	530	10,727
Dril-Quip, Inc.* (Energy Equipment & Services)	318	19,576
DST Systems, Inc. (IT Services)	265	32,370
Duke Realty Corp. (Real Estate Investment Trusts)	2,650	54,855
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	742	30,726
Eagle Materials, Inc. (Construction Materials)	371	24,497
East West Bancorp, Inc. (Banks)	1,113	44,954
Eaton Vance Corp. (Capital Markets)	901	32,535
Edgewell Personal Care Co. (Personal Products)	477	40,406
Endurance Specialty Holdings, Ltd. (Insurance)	477	30,113
Energen Corp. (Oil, Gas & Consumable Fuels)	583	33,901
Energizer Holdings, Inc. (Household Products)	477	20,430
Equity One, Inc. (Real Estate Investment Trusts)	583	15,496
Esterline Technologies Corp.* (Aerospace & Defense)	212	16,335
Everest Re Group, Ltd. (Insurance)	318	56,594
Extra Space Storage, Inc. (Real Estate Investment Trusts)	954	75,596
FactSet Research Systems, Inc. (Software)	318	55,688
Fair Isaac Corp. (Software)	212	19,582
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	901	15,029
Federal Realty Investment Trust (Real Estate Investment Trusts)	530	76,051
Federated Investors, Inc. - Class B (Capital Markets)	742	22,802
FEI Co. (Electronic Equipment, Instruments & Components)	318	22,956
First American Financial Corp. (Insurance)	848	32,334
First Horizon National Corp. (Banks)	1,802	25,552
First Niagara Financial Group, Inc. (Banks)	2,703	27,976
FirstMerit Corp. (Banks)	1,272	23,901
Flowers Foods, Inc. (Food Products)	1,431	38,637
Foot Locker, Inc. (Specialty Retail)	1,060	71,814
Fortinet, Inc.* (Software)	1,113	38,243
Fortune Brands Home & Security, Inc. (Building Products)	1,219	63,790
FTI Consulting, Inc.* (Professional Services)	318	10,815
Fulton Financial Corp. (Banks)	1,325	17,782
Gartner, Inc.* (IT Services)	636	57,666
GATX Corp. (Trading Companies & Distributors)	318	14,851
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	424	28,450

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gentex Corp. (Auto Components)	2,226	$36,484
Global Payments, Inc. (IT Services)	477	65,068
Graco, Inc. (Machinery)	424	31,122
Graham Holdings Co. - Class B (Diversified Consumer Services)	53	29,281
Granite Construction, Inc. (Construction & Engineering)	318	10,443
Great Plains Energy, Inc. (Electric Utilities)	1,166	32,065
Greif, Inc. - Class A (Containers & Packaging)	212	6,949
GUESS?, Inc. (Specialty Retail)	477	10,041
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	848	25,838
Halyard Health, Inc.* (Health Care Equipment & Supplies)	371	11,011
Hancock Holding Co. (Banks)	583	16,091
Hawaiian Electric Industries, Inc. (Electric Utilities)	795	23,262
Health Net, Inc.* (Health Care Providers & Services)	583	37,464
Herman Miller, Inc. (Commercial Services & Supplies)	477	15,135
Highwoods Properties, Inc. (Real Estate Investment Trusts)	742	32,240
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	424	22,341
HNI Corp. (Commercial Services & Supplies)	318	13,655
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,431	70,075
Hologic, Inc.* (Health Care Equipment & Supplies)	1,855	72,085
Hospitality Properties Trust (Real Estate Investment Trusts)	1,166	31,295
HSN, Inc. (Internet & Catalog Retail)	265	16,390
Hubbell, Inc. - Class B (Electrical Equipment)	371	35,931
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	371	44,497
IDACORP, Inc. (Electric Utilities)	371	24,801
IDEX Corp. (Machinery)	583	44,751
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	689	47,279
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	1,166	34,723
Ingredion, Inc. (Food Products)	530	50,381
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,113	28,381
InterDigital, Inc. (Communications Equipment)	265	13,446
International Bancshares Corp. (Banks)	424	11,427
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	212	7,354
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,007	13,645
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	265	21,894
ITT Corp. (Machinery)	689	27,271
J.C. Penney Co., Inc.* (Multiline Retail)	2,332	21,385
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,484	34,102
Jack Henry & Associates, Inc. (IT Services)	636	49,188
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	265	19,750
Janus Capital Group, Inc. (Capital Markets)	1,113	17,285
Jarden Corp.* (Household Durables)	1,484	66,483
JetBlue Airways Corp.* (Airlines)	2,385	59,243
John Wiley & Sons, Inc. (Media)	371	19,414
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	318	53,013
Joy Global, Inc. (Machinery)	742	12,748
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	954	17,143
KB Home (Household Durables)	689	9,026
KBR, Inc. (Construction & Engineering)	1,113	20,524
Kemper Corp. (Insurance)	371	13,252
Kennametal, Inc. (Machinery)	583	16,394
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,272	42,078
Kilroy Realty Corp. (Real Estate Investment Trusts)	689	45,364
Kirby Corp.* (Marine)	424	27,683
KLX, Inc.* (Aerospace & Defense)	424	16,583
Knowles Corp.* (Electronic Equipment, Instruments & Components)	689	11,479
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	636	35,889
Lancaster Colony Corp. (Food Products)	159	18,081
Landstar System, Inc. (Road & Rail)	318	20,047
LaSalle Hotel Properties (Real Estate Investment Trusts)	848	24,940
Leidos Holdings, Inc. (IT Services)	477	25,076
Lennox International, Inc. (Building Products)	318	42,234
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	477	15,498
Liberty Property Trust (Real Estate Investment Trusts)	1,166	39,667
LifePoint Health, Inc.* (Health Care Providers & Services)	318	21,904
Lincoln Electric Holdings, Inc. (Machinery)	583	34,869
LivaNova PLC* (Health Care Equipment & Supplies)	318	21,077
Live Nation Entertainment, Inc.* (Media)	1,113	30,363
LKQ Corp.* (Distributors)	2,332	69,051
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,060	18,720
M.D.C. Holdings, Inc. (Household Durables)	318	8,265
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	689	14,993
Manhattan Associates, Inc.* (Software)	583	42,472
ManpowerGroup, Inc. (Professional Services)	583	53,508

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MarketAxess Holdings, Inc. (Diversified Financial Services)	265	$26,847
MAXIMUS, Inc. (IT Services)	477	32,531
MDU Resources Group, Inc. (Multi-Utilities)	1,484	27,988
MEDNAX, Inc.* (Health Care Providers & Services)	742	52,289
Mentor Graphics Corp. (Software)	742	20,182
Mercury General Corp. (Insurance)	265	14,313
Meredith Corp. (Media)	265	12,460
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	212	65,930
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	583	49,666
Minerals Technologies, Inc. (Chemicals)	265	15,619
Molina Healthcare, Inc.* (Health Care Providers & Services)	318	19,716
MSA Safety, Inc. (Commercial Services & Supplies)	265	11,522
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	371	23,288
MSCI, Inc. - Class A (Diversified Financial Services)	742	49,715
Murphy USA, Inc.* (Specialty Retail)	318	19,516
Nabors Industries, Ltd. (Energy Equipment & Services)	2,226	22,349
National Fuel Gas Co. (Gas Utilities)	636	33,409
National Instruments Corp. (Electronic Equipment, Instruments & Components)	795	24,224
National Retail Properties, Inc. (Real Estate Investment Trusts)	1,007	38,266
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,272	33,835
NetScout Systems, Inc.* (Communications Equipment)	689	24,714
NeuStar, Inc.* - Class A (IT Services)	424	11,529
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,710	61,289
NewMarket Corp. (Chemicals)	53	20,868
Noble Corp. PLC (Energy Equipment & Services)	1,855	24,987
Nordson Corp. (Machinery)	424	30,206
NOW, Inc.* (Trading Companies & Distributors)	795	13,125
NVR, Inc.* (Household Durables)	53	86,801
Oceaneering International, Inc. (Energy Equipment & Services)	742	31,178
Office Depot, Inc.* (Specialty Retail)	3,763	28,674
OGE Energy Corp. (Electric Utilities)	1,537	43,821
Oil States International, Inc.* (Energy Equipment & Services)	371	11,134
Old Dominion Freight Line, Inc.* (Road & Rail)	530	32,829
Old Republic International Corp. (Insurance)	1,855	33,464
Olin Corp. (Chemicals)	1,272	24,397
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	1,219	42,080
ONE Gas, Inc. (Gas Utilities)	371	18,120
Orbital ATK, Inc. (Aerospace & Defense)	424	36,303
Oshkosh Corp. (Machinery)	583	23,955
Owens & Minor, Inc. (Health Care Providers & Services)	477	17,100
Packaging Corp. of America (Containers & Packaging)	742	50,790
PacWest Bancorp (Banks)	795	35,807
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	212	37,602
PAREXEL International Corp.* (Life Sciences Tools & Services)	424	26,763
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,113	16,573
Plantronics, Inc. (Communications Equipment)	265	14,209
PNM Resources, Inc. (Electric Utilities)	583	16,394
Polaris Industries, Inc. (Leisure Products)	477	53,587
Polycom, Inc.* (Communications Equipment)	1,007	13,876
PolyOne Corp. (Chemicals)	689	23,040
Post Holdings, Inc.* (Food Products)	477	30,657
Post Properties, Inc. (Real Estate Investment Trusts)	424	25,330
Potlatch Corp. (Real Estate Investment Trusts)	318	9,934
Primerica, Inc. (Insurance)	371	17,671
Prosperity Bancshares, Inc. (Banks)	477	24,508
PTC, Inc.* (Software)	848	30,053
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,219	18,846
Questar Corp. (Gas Utilities)	1,325	27,361
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,590	26,823
Rackspace Hosting, Inc.* (Internet Software & Services)	901	23,291
Raymond James Financial, Inc. (Capital Markets)	954	52,575
Rayonier, Inc. (Real Estate Investment Trusts)	954	21,608
Regal Beloit Corp. (Electrical Equipment)	318	20,285
Regency Centers Corp. (Real Estate Investment Trusts)	742	50,426
Reinsurance Group of America, Inc. (Insurance)	530	47,827
Reliance Steel & Aluminum Co. (Metals & Mining)	583	34,956
RenaissanceRe Holdings, Ltd. (Insurance)	371	40,673
Rent-A-Center, Inc. (Specialty Retail)	424	7,797
ResMed, Inc. (Health Care Equipment & Supplies)	1,060	61,067
Rollins, Inc. (Commercial Services & Supplies)	689	18,479
Rovi Corp.* (Software)	636	5,819
Rowan Cos. PLC - Class A (Energy Equipment & Services)	954	18,775
Royal Gold, Inc. (Metals & Mining)	477	22,820
RPM International, Inc. (Chemicals)	1,007	46,030

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Science Applications International Corp. (IT Services)	318	$14,583
SEI Investments Co. (Capital Markets)	1,060	54,929
Senior Housing Properties Trust (Real Estate Investment Trusts)	1,802	27,372
Sensient Technologies Corp. (Chemicals)	371	24,215
Service Corp. International (Diversified Consumer Services)	1,537	43,436
Signature Bank* (Banks)	371	55,248
Silgan Holdings, Inc. (Containers & Packaging)	318	16,177
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	318	15,890
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	424	46,271
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	954	29,765
SLM Corp.* (Consumer Finance)	3,233	22,825
SM Energy Co. (Oil, Gas & Consumable Fuels)	530	17,676
SolarWinds, Inc.* (Software)	530	30,756
Solera Holdings, Inc. (Software)	530	28,970
Sonoco Products Co. (Containers & Packaging)	742	31,676
Sotheby’s - Class A (Diversified Consumer Services)	477	16,528
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	265	26,466
StanCorp Financial Group, Inc. (Insurance)	318	36,481
Steel Dynamics, Inc. (Metals & Mining)	1,855	34,261
STERIS Corp. (Health Care Equipment & Supplies)	636	47,668
Stifel Financial Corp.* (Capital Markets)	530	23,548
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	2,385	17,411
Superior Energy Services, Inc. (Energy Equipment & Services)	1,166	16,511
SUPERVALU, Inc.* (Food & Staples Retailing)	2,014	13,232
SVB Financial Group* (Banks)	371	45,288
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	265	22,549
Synopsys, Inc.* (Software)	1,166	58,277
Synovus Financial Corp. (Banks)	1,007	31,851
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	477	4,140
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	742	25,933
Taubman Centers, Inc. (Real Estate Investment Trusts)	477	36,719
TCF Financial Corp. (Banks)	1,272	19,576
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	265	19,289
Teledyne Technologies, Inc.* (Aerospace & Defense)	265	23,646
Teleflex, Inc. (Health Care Equipment & Supplies)	318	42,294
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	742	21,251
Tempur Sealy International, Inc.* (Household Durables)	477	37,130
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,590	31,036
Terex Corp. (Machinery)	848	17,011
The Boston Beer Co., Inc.* - Class A (Beverages)	53	11,638
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	318	15,328
The Chemours Co. (Chemicals)	1,378	9,550
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	371	56,526
The Hain Celestial Group, Inc.* (Food Products)	795	39,631
The Hanover Insurance Group, Inc. (Insurance)	318	26,792
The New York Times Co. - Class A (Media)	954	12,669
The Scotts Miracle-Gro Co. - Class A (Chemicals)	371	24,545
The Timken Co. (Machinery)	583	18,423
The Toro Co. (Machinery)	424	31,914
The Ultimate Software Group, Inc.* (Software)	212	43,322
The Valspar Corp. (Chemicals)	583	47,194
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,749	16,021
The WhiteWave Foods Co.* (Food Products)	1,325	54,298
Thor Industries, Inc. (Automobiles)	371	20,064
Time, Inc. (Media)	848	15,756
Toll Brothers, Inc.* (Household Durables)	1,219	43,847
Tootsie Roll Industries, Inc. (Food Products)	159	5,047
Towers Watson & Co. - Class A (Professional Services)	530	65,487
TreeHouse Foods, Inc.* (Food Products)	318	27,234
TRI Pointe Group, Inc.* (Household Durables)	1,113	14,447
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,961	44,613
Trinity Industries, Inc. (Machinery)	1,166	31,564
Triumph Group, Inc. (Aerospace & Defense)	371	17,281
Trustmark Corp. (Banks)	530	12,736
Tupperware Brands Corp. (Household Durables)	371	21,841
Tyler Technologies, Inc.* (Software)	265	45,145
UDR, Inc. (Real Estate Investment Trusts)	2,014	69,402
UGI Corp. (Gas Utilities)	1,325	48,588
Umpqua Holdings Corp. (Banks)	1,696	28,323
United Natural Foods, Inc.* (Food & Staples Retailing)	371	18,717
United States Steel Corp. (Metals & Mining)	1,113	13,000
United Therapeutics Corp.* (Biotechnology)	371	54,400
Urban Edge Properties (Real Estate Investment Trusts)	689	16,357

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Valley National Bancorp (Banks)	1,749	$18,365
Valmont Industries, Inc. (Machinery)	159	17,242
VCA, Inc.* (Health Care Providers & Services)	636	34,834
Vectren Corp. (Multi-Utilities)	636	28,919
VeriFone Systems, Inc.* (IT Services)	848	25,559
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,007	10,674
Vista Outdoor, Inc.* (Leisure Products)	477	21,331
W.R. Berkley Corp. (Insurance)	742	41,426
Wabtec Corp. (Machinery)	742	61,489
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	636	23,494
Washington Federal, Inc. (Thrifts & Mortgage Finance)	689	17,184
Waste Connections, Inc. (Commercial Services & Supplies)	954	51,974
Watsco, Inc. (Trading Companies & Distributors)	212	26,082
Webster Financial Corp. (Banks)	689	25,562
Weingarten Realty Investors (Real Estate Investment Trusts)	848	30,324
WellCare Health Plans, Inc.* (Health Care Providers & Services)	318	28,175
Werner Enterprises, Inc. (Road & Rail)	318	8,414
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	530	31,805
Westar Energy, Inc. (Electric Utilities)	1,060	42,082
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	530	22,059
WEX, Inc.* (IT Services)	318	28,591
WGL Holdings, Inc. (Gas Utilities)	371	23,087
Williams-Sonoma, Inc. (Specialty Retail)	636	46,905
WisdomTree Investments, Inc. (Capital Markets)	848	16,307
Woodward, Inc. (Machinery)	424	19,292
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	530	23,564
Worthington Industries, Inc. (Metals & Mining)	371	11,390
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,431	16,628
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,802	12,362
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	371	28,530
TOTAL COMMON STOCKS (Cost $8,437,778)		11,716,419

	Principal Amount	Value
Repurchase Agreements(a)(b)(34.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $6,230,017	$6,230,000	6,230,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,230,000)		6,230,000

TOTAL INVESTMENT SECURITIES (Cost $14,667,778) - 98.8%		17,946,419
Net other assets (liabilities) - 1.2%		213,386

NET ASSETS - 100.0%		$18,159,805

*                           Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $531,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	20	12/21/15	$2,881,000	$81,965

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	11/27/15	0.56%	$2,001,925	$28,317
S&P MidCap 400	UBS AG	11/27/15	0.46%	1,607,000	42,696
				$3,608,925	$71,013

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$191,970	1.1%
Airlines	131,986	0.7%
Auto Components	56,963	0.3%
Automobiles	20,064	0.1%
Banks	630,897	3.5%
Beverages	11,638	0.1%
Biotechnology	54,400	0.3%
Building Products	150,810	0.8%
Capital Markets	243,475	1.3%
Chemicals	395,581	2.2%
Commercial Services & Supplies	210,099	1.2%
Communications Equipment	116,454	0.6%
Construction & Engineering	65,329	0.4%
Construction Materials	24,497	0.1%
Consumer Finance	22,825	0.1%
Containers & Packaging	174,649	1.0%
Distributors	69,051	0.4%
Diversified Consumer Services	104,621	0.6%
Diversified Financial Services	119,199	0.7%
Electric Utilities	207,705	1.1%
Electrical Equipment	125,731	0.7%
Electronic Equipment, Instruments & Components	427,381	2.4%
Energy Equipment & Services	168,100	0.9%
Food & Staples Retailing	65,727	0.4%
Food Products	277,404	1.5%
Gas Utilities	200,650	1.1%
Health Care Equipment & Supplies	494,118	2.7%
Health Care Providers & Services	316,340	1.7%
Health Care Technology	20,120	0.1%
Hotels, Restaurants & Leisure	240,103	1.3%
Household Durables	310,046	1.7%
Household Products	107,123	0.6%
Independent Power and Renewable Electricity Producers	4,140	NM
Industrial Conglomerates	41,499	0.2%
Insurance	620,517	3.4%
Internet & Catalog Retail	16,390	0.1%
Internet Software & Services	23,291	0.1%
IT Services	454,643	2.5%
Leisure Products	111,993	0.6%
Life Sciences Tools & Services	162,447	0.9%
Machinery	513,300	2.8%
Marine	27,683	0.2%
Media	187,782	1.0%
Metals & Mining	175,727	1.0%
Multiline Retail	38,488	0.2%
Multi-Utilities	121,514	0.7%
Oil, Gas & Consumable Fuels	243,525	1.3%
Paper & Forest Products	38,391	0.2%
Personal Products	53,649	0.3%
Pharmaceuticals	36,729	0.2%
Professional Services	149,621	0.8%
Real Estate Investment Trusts	1,211,959	6.8%
Real Estate Management & Development	67,015	0.4%
Road & Rail	89,740	0.5%
Semiconductors & Semiconductor Equipment	225,174	1.2%
Software	628,798	3.5%
Specialty Retail	327,274	1.8%
Technology Hardware, Storage & Peripherals	74,918	0.4%
Textiles, Apparel & Luxury Goods	100,191	0.6%
Thrifts & Mortgage Finance	78,473	0.4%
Trading Companies & Distributors	77,346	0.4%
Water Utilities	37,895	0.2%
Wireless Telecommunication Services	21,251	0.1%
Other **	6,443,386	35.5%
Total	$18,159,805	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (66.0%)
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	115	$1,142
2U, Inc.* (Diversified Consumer Services)	92	1,930
8x8, Inc.* (Diversified Telecommunication Services)	299	3,187
A. Schulman, Inc. (Chemicals)	92	3,302
A10 Networks, Inc.* (Software)	161	1,156
AAON, Inc. (Building Products)	138	2,825
AAR Corp. (Aerospace & Defense)	115	2,609
Abaxis, Inc. (Health Care Equipment & Supplies)	69	3,464
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	138	2,557
Abercrombie & Fitch Co. - Class A (Specialty Retail)	207	4,386
ABIOMED, Inc.* (Health Care Equipment & Supplies)	115	8,471
ABM Industries, Inc. (Commercial Services & Supplies)	161	4,572
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	437	695
Acacia Research Corp. (Professional Services)	184	1,225
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	230	8,009
Acadia Realty Trust (Real Estate Investment Trusts)	207	6,808
ACCO Brands Corp.* (Commercial Services & Supplies)	368	2,970
Accuray, Inc.* (Health Care Equipment & Supplies)	299	2,003
Accuride Corp.* (Machinery)	253	713
Aceto Corp. (Health Care Providers & Services)	92	2,775
Achillion Pharmaceuticals, Inc.* (Biotechnology)	368	2,878
ACI Worldwide, Inc.* (Software)	322	7,712
Acorda Therapeutics, Inc.* (Biotechnology)	138	4,974
Actua Corp.* (Internet Software & Services)	138	1,911
Actuant Corp. - Class A (Machinery)	184	4,195
Acxiom Corp.* (IT Services)	230	5,088
ADTRAN, Inc. (Communications Equipment)	184	2,858
Advanced Drainage Systems, Inc. (Building Products)	115	3,613
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	138	3,903
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,886	3,998
Advaxis, Inc.* (Biotechnology)	115	1,275
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	92	1,351
Aegion Corp.* (Construction & Engineering)	138	2,662
Aerohive Networks, Inc.* (Communications Equipment)	138	930
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	184	3,117
Affymetrix, Inc.* (Life Sciences Tools & Services)	253	2,328
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	115	1,749
Agenus, Inc.* (Biotechnology)	276	1,259
Air Methods Corp.* (Health Care Providers & Services)	115	4,707
Air Transport Services Group, Inc.* (Air Freight & Logistics)	184	1,801
Aircastle, Ltd. (Trading Companies & Distributors)	184	4,169
AK Steel Holding Corp.* (Metals & Mining)	598	1,728
Akebia Therapeutics, Inc.* (Biotechnology)	115	1,026
Albany International Corp. - Class A (Machinery)	92	3,456
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	92	1,660
Alexander & Baldwin, Inc. (Real Estate Management & Development)	138	5,208
Alimera Sciences, Inc.* (Pharmaceuticals)	207	623
ALLETE, Inc. (Electric Utilities)	138	6,929
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	115	1,926
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	115	1,021
Altisource Residential Corp. (Real Estate Investment Trusts)	184	2,648
Altra Industrial Motion Corp. (Machinery)	92	2,434
AMAG Pharmaceuticals, Inc.* (Biotechnology)	92	3,680
Ambac Financial Group, Inc.* (Insurance)	138	2,229
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	92	4,548
Amedisys, Inc.* (Health Care Providers & Services)	92	3,641
American Assets Trust, Inc. (Real Estate Investment Trusts)	115	4,848
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	230	5,097
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	161	2,336
American Eagle Outfitters, Inc. (Specialty Retail)	552	8,436
American Equity Investment Life Holding Co. (Insurance)	230	5,906
American Residential Properties, Inc. (Real Estate Investment Trusts)	115	1,906
American Software, Inc. - Class A (Software)	115	1,176
American States Water Co. (Water Utilities)	115	4,686
American Vanguard Corp. (Chemicals)	115	1,542
Ameris Bancorp (Banks)	115	3,623
Amicus Therapeutics, Inc.* (Biotechnology)	299	2,243
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	345	2,146

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	138	$3,915
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	115	1,362
AmSurg Corp.* (Health Care Providers & Services)	138	9,672
Anacor Pharmaceuticals, Inc.* (Biotechnology)	115	12,928
Angie’s List, Inc.* (Internet Software & Services)	207	1,600
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	92	1,157
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	92	6,309
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	667	920
Anthera Pharma, Inc.* (Biotechnology)	161	929
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	391	1,865
Apogee Enterprises, Inc. (Building Products)	92	4,557
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	184	3,056
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	276	2,004
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	115	1,480
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	115	4,751
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	299	1,938
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	184	434
Aratana Therapeutics, Inc.* (Pharmaceuticals)	115	804
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	184	1,144
ArcBest Corp. (Road & Rail)	92	2,383
Arena Pharmaceuticals, Inc.* (Biotechnology)	759	1,435
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	115	1,419
Argo Group International Holdings, Ltd. (Insurance)	92	5,752
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	506	3,461
Arlington Asset Investment Corp. - Class A (Capital Markets)	92	1,274
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	115	1,235
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	138	2,832
Array BioPharma, Inc.* (Biotechnology)	437	2,237
Arrowhead Research Corp.* (Biotechnology)	230	1,185
Asbury Automotive Group, Inc.* (Specialty Retail)	69	5,465
Ascena Retail Group, Inc.* (Specialty Retail)	414	5,514
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	92	1,352
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	276	1,899
Aspen Technology, Inc.* (Software)	230	9,520
Astoria Financial Corp. (Thrifts & Mortgage Finance)	276	4,405
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	506	1,032
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	69	2,846
AtriCure, Inc.* (Health Care Equipment & Supplies)	92	1,704
Atwood Oceanics, Inc. (Energy Equipment & Services)	184	3,045
AVG Technologies N.V.* (Software)	138	3,271
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	115	972
Avista Corp. (Multi-Utilities)	184	6,228
AVX Corp. (Electronic Equipment, Instruments & Components)	161	2,174
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	483	1,352
Axiall Corp. (Chemicals)	207	4,192
AZZ, Inc. (Electrical Equipment)	69	3,818
B&G Foods, Inc. - Class A (Food Products)	161	5,843
Balchem Corp. (Chemicals)	92	6,284
Banc of California, Inc. (Banks)	138	1,800
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	92	2,487
BancorpSouth, Inc. (Banks)	276	6,881
Bank Mutual Corp. (Thrifts & Mortgage Finance)	207	1,499
Bank of the Ozarks, Inc. (Banks)	207	10,353
Bankrate, Inc.* (Internet Software & Services)	230	2,730
Barnes & Noble Education, Inc.* (Specialty Retail)	92	1,357
Barnes & Noble, Inc. (Specialty Retail)	161	2,091
Barnes Group, Inc. (Machinery)	161	6,053
Basic Energy Services, Inc.* (Energy Equipment & Services)	184	683
Bazaarvoice, Inc.* (Internet Software & Services)	253	1,121
BBCN Bancorp, Inc. (Banks)	253	4,248
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	138	4,883
Beazer Homes USA, Inc.* (Household Durables)	92	1,310
bebe Stores, Inc. (Specialty Retail)	345	383
Belden, Inc. (Electronic Equipment, Instruments & Components)	115	7,363
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	299	3,211
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	161	3,185

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	253	$3,509
Berkshire Hills Bancorp, Inc. (Banks)	92	2,631
Berry Plastics Group, Inc.* (Containers & Packaging)	322	10,787
BGC Partners, Inc. - Class A (Capital Markets)	552	4,775
Big Lots, Inc. (Multiline Retail)	161	7,422
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	207	1,008
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	230	2,068
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	184	990
BioScrip, Inc.* (Health Care Providers & Services)	345	680
BioTelemetry, Inc.* (Health Care Providers & Services)	138	1,797
BioTime, Inc.* (Biotechnology)	276	1,041
Black Diamond, Inc.* (Leisure Products)	115	637
Black Hills Corp. (Multi-Utilities)	138	6,318
Blackbaud, Inc. (Software)	138	8,651
Blackhawk Network Holdings, Inc.* (IT Services)	161	6,855
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	345	5,855
Blount International, Inc.* (Machinery)	184	1,117
Blucora, Inc.* (Internet Software & Services)	138	1,352
Blue Hills Bancorp, Inc. (Banks)	115	1,632
BNC Bancorp (Banks)	92	2,065
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	69	2,986
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	161	1,245
Boise Cascade Co.* (Paper & Forest Products)	115	3,442
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	161	916
Boston Private Financial Holdings, Inc. (Banks)	253	2,899
Bottomline Technologies, Inc.* (Software)	138	3,820
Boulder Brands, Inc.* (Food Products)	230	2,038
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	253	5,057
Brady Corp. - Class A (Electrical Equipment)	138	3,140
Briggs & Stratton Corp. (Machinery)	138	2,452
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	115	7,362
Brightcove, Inc.* (Internet Software & Services)	161	998
Bristow Group, Inc. (Energy Equipment & Services)	92	3,195
BroadSoft, Inc.* (Software)	92	2,941
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	230	2,611
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	230	2,539
Builders FirstSource, Inc.* (Building Products)	161	1,903
Burlington Stores, Inc.* (Multiline Retail)	207	9,952
C&J Energy Services, Ltd.* (Energy Equipment & Services)	184	918
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	69	2,910
CACI International, Inc.* - Class A (IT Services)	69	6,696
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	207	1,515
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	230	1,852
CalAmp Corp.* (Communications Equipment)	115	2,180
CalAtlantic Group, Inc.* (Household Durables)	92	3,504
Caleres, Inc. (Specialty Retail)	138	4,217
Calgon Carbon Corp. (Chemicals)	161	2,769
California Water Service Group (Water Utilities)	161	3,600
Calix, Inc.* (Communications Equipment)	184	1,286
Callaway Golf Co. (Leisure Products)	276	2,746
Callidus Software, Inc.* (Software)	184	3,196
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	253	2,196
Cal-Maine Foods, Inc. (Food Products)	92	4,918
Cambrex Corp.* (Life Sciences Tools & Services)	92	4,228
Campus Crest Communities, Inc. (Real Estate Investment Trusts)	276	1,830
Cantel Medical Corp. (Health Care Equipment & Supplies)	92	5,454
Capital Bank Financial Corp. - Class A (Banks)	69	2,229
Capital Senior Living Corp.* (Health Care Providers & Services)	92	2,081
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	414	5,374
Capstead Mortgage Corp. (Real Estate Investment Trusts)	299	2,885
Cardinal Financial Corp. (Banks)	115	2,614
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	92	1,260
Cardtronics, Inc.* (IT Services)	138	4,761
Career Education Corp.* (Diversified Consumer Services)	345	1,245
CareTrust REIT, Inc. (Real Estate Investment Trusts)	138	1,562
Carmike Cinemas, Inc.* (Media)	92	2,356
Carpenter Technology Corp. (Metals & Mining)	138	4,597
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	138	5,193
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	138	1,623
Cascade Bancorp* (Banks)	184	1,032

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	207	$1,256
Casey’s General Stores, Inc. (Food & Staples Retailing)	115	12,214
Cash America International, Inc. (Consumer Finance)	92	3,177
Castle Brands, Inc.* (Beverages)	552	718
Castlight Health, Inc.* - Class B (Health Care Technology)	161	815
Catalent, Inc.* (Pharmaceuticals)	230	6,113
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	345	1,090
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	161	1,763
Cathay General Bancorp (Banks)	230	7,199
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	161	11,422
CBIZ, Inc.* (Professional Services)	184	1,978
CEB, Inc. (Professional Services)	92	6,878
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	299	2,090
Celadon Group, Inc. (Road & Rail)	92	1,332
Celldex Therapeutics, Inc.* (Biotechnology)	276	3,329
Cempra, Inc.* (Pharmaceuticals)	92	2,042
CenterState Banks, Inc. (Banks)	161	2,347
Central European Media Enterprises, Ltd.* - Class A (Media)	460	994
Central Garden & Pet Co.* - Class A (Household Products)	161	2,718
Central Pacific Financial Corp. (Banks)	92	2,057
Century Aluminum Co.* (Metals & Mining)	184	666
Cepheid* (Biotechnology)	207	6,914
Cerus Corp.* (Health Care Equipment & Supplies)	368	1,755
Chambers Street Properties (Real Estate Investment Trusts)	690	4,885
Chart Industries, Inc.* (Machinery)	92	1,581
Chatham Lodging Trust (Real Estate Investment Trusts)	115	2,632
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	161	1,204
Chegg, Inc.* (Diversified Consumer Services)	276	1,904
Chemical Financial Corp. (Banks)	115	3,902
ChemoCentryx, Inc.* (Biotechnology)	138	965
Chemtura Corp.* (Chemicals)	207	6,612
Chesapeake Lodging Trust (Real Estate Investment Trusts)	184	5,067
Chico’s FAS, Inc. (Specialty Retail)	414	5,721
Chimerix, Inc.* (Biotechnology)	115	4,506
Christopher & Banks Corp.* (Specialty Retail)	230	336
Ciber, Inc.* (IT Services)	368	1,314
Ciena Corp.* (Communications Equipment)	345	8,328
Cimpress N.V.* (Internet Software & Services)	92	7,259
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	690	2,601
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	184	5,673
Citizens, Inc.* (Insurance)	207	1,739
Civeo Corp. (Commercial Services & Supplies)	460	856
CLARCOR, Inc. (Machinery)	138	6,882
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	276	1,559
Cleco Corp. (Electric Utilities)	161	8,533
Cliffs Natural Resources, Inc. (Metals & Mining)	529	1,460
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	115	1,677
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	276	820
Clovis Oncology, Inc.* (Biotechnology)	69	6,894
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	138	2,821
CNO Financial Group, Inc. (Insurance)	552	10,603
CoBiz Financial, Inc. (Banks)	138	1,719
Coeur Mining, Inc.* (Metals & Mining)	460	1,242
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	138	4,240
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	69	3,740
Coherus Biosciences, Inc.* (Biotechnology)	92	2,562
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	115	1,448
Colony Capital, Inc. (Real Estate Investment Trusts)	322	6,549
Columbia Banking System, Inc. (Banks)	161	5,365
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	92	5,046
Comfort Systems USA, Inc. (Construction & Engineering)	115	3,672
Commercial Metals Co. (Metals & Mining)	345	4,957
Commercial Vehicle Group, Inc.* (Machinery)	161	670
Community Bank System, Inc. (Banks)	115	4,687
CommVault Systems, Inc.* (Software)	138	5,592
comScore, Inc.* (Internet Software & Services)	92	3,936
CONMED Corp. (Health Care Equipment & Supplies)	92	3,732
ConnectOne Bancorp, Inc. (Banks)	115	2,053
Conn’s, Inc.* (Specialty Retail)	92	1,745
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	161	3,558
Constant Contact, Inc.* (Internet Software & Services)	115	3,002
Continental Building Products, Inc.* (Building Products)	115	2,021
Convergys Corp. (IT Services)	276	7,085
Cooper Tire & Rubber Co. (Auto Components)	161	6,728
Corcept Therapeutics, Inc.* (Pharmaceuticals)	253	934

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Core-Mark Holding Co., Inc. (Distributors)	69	$5,609
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	207	1,058
CoreSite Realty Corp. (Real Estate Investment Trusts)	69	3,792
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	184	589
CorMedix, Inc.* (Biotechnology)	207	526
Cornerstone OnDemand, Inc.* (Internet Software & Services)	161	5,072
Cousins Properties, Inc. (Real Estate Investment Trusts)	621	6,235
Cowen Group, Inc.* - Class A (Capital Markets)	391	1,646
Crawford & Co. (Insurance)	138	828
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	115	3,407
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	253	2,732
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	138	1,863
Crown Media Holdings, Inc.* (Media)	207	1,199
CryoLife, Inc. (Health Care Equipment & Supplies)	115	1,212
CSG Systems International, Inc. (IT Services)	115	3,855
CTI BioPharma Corp.* (Biotechnology)	690	918
CTS Corp. (Electronic Equipment, Instruments & Components)	115	2,091
CubeSmart (Real Estate Investment Trusts)	460	12,798
Cumulus Media, Inc.* - Class A (Media)	644	296
Curis, Inc.* (Biotechnology)	483	985
Curtiss-Wright Corp. (Aerospace & Defense)	138	9,599
Customers Bancorp, Inc.* (Banks)	92	2,530
CVB Financial Corp. (Banks)	322	5,619
Cvent, Inc.* (Internet Software & Services)	92	2,908
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	69	2,597
CyrusOne, Inc. (Real Estate Investment Trusts)	161	5,680
CYS Investments, Inc. (Real Estate Investment Trusts)	483	3,729
Cytokinetics, Inc.* (Biotechnology)	184	1,584
CytRx Corp.* (Biotechnology)	299	831
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	138	1,339
Dana Holding Corp. (Auto Components)	460	7,728
Darling Ingredients, Inc.* (Food Products)	483	4,888
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	69	2,662
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	253	9,391
Dean Foods Co. (Food Products)	276	4,998
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	92	5,121
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	92	1,239
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	161	4,379
Deluxe Corp. (Commercial Services & Supplies)	138	8,217
Demandware, Inc.* (Internet Software & Services)	92	5,216
Denny’s Corp.* (Hotels, Restaurants & Leisure)	276	3,025
Depomed, Inc.* (Pharmaceuticals)	184	3,220
Destination XL Group, Inc.* (Specialty Retail)	207	1,209
DeVry Education Group, Inc. (Diversified Consumer Services)	184	4,335
DHI Group, Inc.* (Internet Software & Services)	184	1,665
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	322	2,531
Diamond Foods, Inc.* (Food Products)	92	3,645
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	138	3,925
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	575	6,716
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	184	6,783
Digi International, Inc.* (Communications Equipment)	115	1,484
Digital Turbine, Inc.* (Software)	299	496
DigitalGlobe, Inc.* (Aerospace & Defense)	207	3,091
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	115	1,995
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	115	2,634
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	115	3,233
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	92	1,084
Dorman Products, Inc.* (Auto Components)	92	4,295
Douglas Dynamics, Inc. (Machinery)	92	2,018
DreamWorks Animation SKG, Inc.* - Class A (Media)	230	4,655
Drew Industries, Inc. (Auto Components)	69	4,128
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	115	1,162
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	184	5,905
Durect Corp.* (Pharmaceuticals)	529	1,079
Dyax Corp.* (Biotechnology)	414	11,397
Dycom Industries, Inc.* (Construction & Engineering)	92	7,000
Dynavax Technologies Corp.* (Biotechnology)	92	2,089
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	345	6,703
Dynex Capital, Inc. (Real Estate Investment Trusts)	207	1,372
Eagle Bancorp, Inc.* (Banks)	92	4,379
Eagle Bulk Shipping, Inc.* (Marine)	138	842

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
EarthLink Holdings Corp. (Internet Software & Services)	345	$2,950
EastGroup Properties, Inc. (Real Estate Investment Trusts)	92	5,167
Ebix, Inc. (Software)	92	2,551
Echo Global Logistics, Inc.* (Air Freight & Logistics)	92	2,189
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	230	495
Education Realty Trust, Inc. (Real Estate Investment Trusts)	138	4,956
El Paso Electric Co. (Electric Utilities)	115	4,447
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	161	1,594
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	138	6,409
Elizabeth Arden, Inc.* (Personal Products)	115	1,442
Ellie Mae, Inc.* (Software)	92	6,714
EMCOR Group, Inc. (Construction & Engineering)	184	8,883
EMCORE Corp.* (Communications Equipment)	161	1,101
Emergent BioSolutions, Inc.* (Biotechnology)	92	2,958
Employers Holdings, Inc. (Insurance)	115	3,044
Encore Capital Group, Inc.* (Consumer Finance)	92	3,744
Endocyte, Inc.* (Pharmaceuticals)	207	1,064
Endologix, Inc.* (Health Care Equipment & Supplies)	207	1,768
Endurance International Group Holdings, Inc.* (Internet Software & Services)	184	2,453
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	184	500
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	437	756
EnerNOC, Inc.* (Software)	115	902
EnerSys (Electrical Equipment)	115	7,014
Ennis, Inc. (Commercial Services & Supplies)	92	1,843
Enova International, Inc.* (Consumer Finance)	92	1,196
Enphase Energy, Inc.* (Electrical Equipment)	138	497
EnPro Industries, Inc. (Machinery)	69	3,389
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	414	5,312
Entercom Communications Corp.* - Class A (Media)	115	1,270
Entravision Communications Corp. - Class A (Media)	230	2,015
Envestnet, Inc.* (Internet Software & Services)	115	3,434
EPAM Systems, Inc.* (IT Services)	138	10,674
Epiq Systems, Inc. (Software)	115	1,587
Epizyme, Inc.* (Biotechnology)	92	1,204
EPR Properties (Real Estate Investment Trusts)	161	9,146
Equity One, Inc. (Real Estate Investment Trusts)	207	5,502
Eros International PLC* (Media)	92	1,028
ESCO Technologies, Inc. (Machinery)	92	3,412
Essendant, Inc. (Commercial Services & Supplies)	115	3,976
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	161	3,880
Esterline Technologies Corp.* (Aerospace & Defense)	92	7,089
Ethan Allen Interiors, Inc. (Household Durables)	92	2,503
Euronet Worldwide, Inc.* (IT Services)	138	11,072
EverBank Financial Corp. (Thrifts & Mortgage Finance)	276	4,764
Evercore Partners, Inc. - Class A (Capital Markets)	92	4,968
Everi Holdings, Inc.* (IT Services)	253	1,184
EVERTEC, Inc. (IT Services)	207	3,776
EVINE Live, Inc.* (Internet & Catalog Retail)	322	831
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	138	952
Exact Sciences Corp.* (Biotechnology)	253	2,107
ExamWorks Group, Inc.* (Health Care Providers & Services)	115	3,248
Exar Corp.* (Semiconductors & Semiconductor Equipment)	161	916
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	828	927
Exelixis, Inc.* (Biotechnology)	667	4,015
ExlService Holdings, Inc.* (IT Services)	115	5,090
Exponent, Inc. (Professional Services)	92	4,730
Express, Inc.* (Specialty Retail)	253	4,883
Exterran Holdings, Inc. (Energy Equipment & Services)	207	4,501
Extreme Networks, Inc.* (Communications Equipment)	460	1,651
EZCORP, Inc.* - Class A (Consumer Finance)	207	1,379
F.N.B. Corp. (Banks)	506	6,816
Fabrinet* (Electronic Equipment, Instruments & Components)	115	2,492
Fair Isaac Corp. (Software)	92	8,498
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	345	5,755
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	230	614
FCB Financial Holdings, Inc.* - Class A (Banks)	92	3,272
Federal Signal Corp. (Machinery)	207	3,117
Federal-Mogul Holdings Corp.* (Auto Components)	138	1,070
FEI Co. (Electronic Equipment, Instruments & Components)	115	8,302
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	437	3,518
Ferro Corp.* (Chemicals)	230	2,873

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fibrocell Science, Inc.* (Biotechnology)	161	$615
FibroGen, Inc.* (Biotechnology)	161	3,753
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	92	3,253
Financial Engines, Inc. (Capital Markets)	161	5,178
Finisar Corp.* (Communications Equipment)	299	3,400
First American Financial Corp. (Insurance)	299	11,400
First BanCorp.* (Banks)	391	1,482
First Busey Corp. (Banks)	92	1,920
First Cash Financial Services, Inc.* (Consumer Finance)	92	3,510
First Commonwealth Financial Corp. (Banks)	299	2,748
First Financial Bancorp (Banks)	184	3,548
First Financial Bankshares, Inc. (Banks)	184	6,120
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	322	6,981
First Merchants Corp. (Banks)	115	3,016
First Midwest Bancorp, Inc. (Banks)	230	4,099
First Potomac Realty Trust (Real Estate Investment Trusts)	207	2,441
FirstMerit Corp. (Banks)	460	8,642
Five Below, Inc.* (Specialty Retail)	161	5,529
Five Star Quality Care, Inc.* (Health Care Providers & Services)	230	752
Five9, Inc.* (Internet Software & Services)	161	697
Fleetmatics Group PLC* (Software)	115	6,401
Flotek Industries, Inc.* (Chemicals)	184	3,330
Fluidigm Corp.* (Life Sciences Tools & Services)	92	995
Flushing Financial Corp. (Thrifts & Mortgage Finance)	115	2,420
FNFV Group* (Diversified Financial Services)	253	2,844
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	115	820
Forestar Group, Inc.* (Real Estate Management & Development)	138	1,953
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	207	1,706
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	184	2,438
Forward Air Corp. (Air Freight & Logistics)	92	4,173
Francesca’s Holdings Corp.* (Specialty Retail)	161	2,288
Franklin Electric Co., Inc. (Electrical Equipment)	138	4,548
Franklin Street Properties Corp. (Real Estate Investment Trusts)	276	2,876
Fred’s, Inc. - Class A (Multiline Retail)	138	1,909
Fresh Del Monte Produce, Inc. (Food Products)	92	4,198
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	483	1,526
FTI Consulting, Inc.* (Professional Services)	115	3,911
FuelCell Energy, Inc.* (Electrical Equipment)	1,265	1,119
Fulton Financial Corp. (Banks)	506	6,791
Furmanite Corp.* (Construction & Engineering)	161	1,119
FutureFuel Corp. (Chemicals)	115	1,772
GAIN Capital Holdings, Inc. (Diversified Financial Services)	138	1,028
Galena Biopharma, Inc.* (Biotechnology)	736	1,236
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	138	1,597
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	391	614
Generac Holdings, Inc.* (Electrical Equipment)	207	6,533
General Cable Corp. (Electrical Equipment)	161	2,478
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	115	2,342
Genesco, Inc.* (Specialty Retail)	69	4,323
Genesis Healthcare, Inc.* (Health Care Providers & Services)	184	913
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	161	1,024
Gentherm, Inc.* (Auto Components)	115	5,653
Geron Corp.* (Biotechnology)	552	1,915
Getty Realty Corp. (Real Estate Investment Trusts)	92	1,553
Gibraltar Industries, Inc.* (Building Products)	115	2,912
Gigamon, Inc.* (Software)	92	2,413
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	115	6,336
Glacier Bancorp, Inc. (Banks)	230	6,293
Global Eagle Entertainment, Inc.* (Media)	161	2,145
Globalstar, Inc.* (Diversified Telecommunication Services)	1,518	2,732
Globe Specialty Metals, Inc. (Metals & Mining)	207	2,612
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	207	4,626
Glu Mobile, Inc.* (Software)	414	1,706
Gogo, Inc.* (Internet Software & Services)	184	2,600
Golden Ocean Group, Ltd. (Marine)	322	634
Government Properties Income Trust (Real Estate Investment Trusts)	207	3,370
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	184	4,173
Grand Canyon Education, Inc.* (Diversified Consumer Services)	138	5,735
Granite Construction, Inc. (Construction & Engineering)	115	3,777
Gray Television, Inc.* (Media)	207	3,289
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	253	1,012
Great Western Bancorp, Inc. (Banks)	138	3,900
Greatbatch, Inc.* (Health Care Equipment & Supplies)	69	3,688
Green Dot Corp.* - Class A (Consumer Finance)	138	2,559
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	115	2,359

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Greenhill & Co., Inc. (Capital Markets)	92		$2,375
Greenlight Capital Re, Ltd.* - Class A (Insurance)	92		2,020
Greif, Inc. - Class A (Containers & Packaging)	92		3,016
Griffon Corp. (Building Products)	115		1,976
Group 1 Automotive, Inc. (Specialty Retail)	69		6,000
GrubHub, Inc.* (Internet Software & Services)	207		4,964
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	138		1,864
GTT Communications, Inc.* (Internet Software & Services)	92		1,722
GUESS?, Inc. (Specialty Retail)	184		3,873
Guidewire Software, Inc.* (Software)	207		12,054
GulfMark Offshore, Inc. - Class A (Energy Equipment & Services)	115		718
H&E Equipment Services, Inc. (Trading Companies & Distributors)	115		2,221
H.B. Fuller Co. (Chemicals)	138		5,243
Haemonetics Corp.* (Health Care Equipment & Supplies)	161		5,439
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	1,403		984
Halozyme Therapeutics, Inc.* (Biotechnology)	299		4,679
Halyard Health, Inc.* (Health Care Equipment & Supplies)	138		4,096
Hampton Roads Bankshares, Inc.* (Banks)	368		681
Hancock Holding Co. (Banks)	230		6,348
Hanger, Inc.* (Health Care Providers & Services)	115		1,658
Hanmi Financial Corp. (Banks)	115		2,933
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	115		2,071
Harmonic, Inc.* (Communications Equipment)	322		1,855
Harsco Corp. (Machinery)	253		2,715
Harte-Hanks, Inc. (Media)	207		880
Harvard Apparatus Regenerative Technology, Inc.* (Biotechnology)	—	†	—	§
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	184		541
Hatteras Financial Corp. (Real Estate Investment Trusts)	299		4,279
Hawaiian Holdings, Inc.* (Airlines)	161		5,587
Headwaters, Inc.* (Construction Materials)	230		4,726
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	299		7,882
Healthcare Services Group, Inc. (Commercial Services & Supplies)	207		7,713
HealthEquity, Inc.* (Health Care Providers & Services)	115		3,762
HealthSouth Corp. (Health Care Providers & Services)	253		8,812
HealthStream, Inc.* (Health Care Technology)	92		2,191
Healthways, Inc.* (Health Care Providers & Services)	138		1,624
Heartland Express, Inc. (Road & Rail)	161		3,032
Heartland Payment Systems, Inc. (IT Services)	115		8,510
Hecla Mining Co. (Metals & Mining)	1,173		2,428
HEICO Corp. - Class A (Aerospace & Defense)	115		5,023
Helen of Troy, Ltd.* (Household Durables)	92		9,128
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	322		1,861
Heritage Financial Corp. (Banks)	115		2,118
Heritage Insurance Holdings, Inc.* (Insurance)	92		2,035
Heritage Oaks Bancorp (Banks)	138		1,216
Herman Miller, Inc. (Commercial Services & Supplies)	184		5,838
Heron Therapeutics, Inc.* (Biotechnology)	92		2,523
Hersha Hospitality Trust (Real Estate Investment Trusts)	161		3,866
HFF, Inc. - Class A (Capital Markets)	115		3,970
Hibbett Sports, Inc.* (Specialty Retail)	69		2,357
Highwoods Properties, Inc. (Real Estate Investment Trusts)	253		10,993
Hill International, Inc.* (Professional Services)	207		700
Hillenbrand, Inc. (Machinery)	184		5,459
Hilltop Holdings, Inc.* (Banks)	230		4,823
HMS Holdings Corp.* (Health Care Providers & Services)	276		2,906
HNI Corp. (Commercial Services & Supplies)	138		5,926
Home BancShares, Inc. (Banks)	161		6,910
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	92		1,926
Horace Mann Educators Corp. (Insurance)	115		3,938
Horizon Global Corp.* (Auto Components)	46		404
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	115		1,554
Horsehead Holding Corp.* (Metals & Mining)	460		1,306
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	391		7,660
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	529		1,090
HRG Group, Inc.* (Household Products)	253		3,403
HSN, Inc. (Internet & Catalog Retail)	92		5,690
Hub Group, Inc.* - Class A (Air Freight & Logistics)	115		4,598
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	207		5,914
Huron Consulting Group, Inc.* (Professional Services)	69		3,333
IBERIABANK Corp. (Banks)	115		6,972
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	138		2,114
IDACORP, Inc. (Electric Utilities)	138		9,226

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Idera Pharmaceuticals, Inc.* (Biotechnology)	391	$1,079
II-VI, Inc.* (Electrical Equipment)	161	2,917
Imation Corp.* (Technology Hardware, Storage & Peripherals)	230	465
IMAX Corp.* (Media)	184	7,063
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	115	1,493
ImmunoGen, Inc.* (Biotechnology)	276	3,229
Immunomedics, Inc.* (Biotechnology)	391	1,169
Impax Laboratories, Inc.* (Pharmaceuticals)	207	7,168
Imperva, Inc.* (Software)	69	4,873
inContact, Inc.* (Diversified Telecommunication Services)	207	1,842
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	138	1,082
Independent Bank Corp. (Banks)	92	4,300
Independent Bank Corp./MI (Banks)	92	1,332
Infinera Corp.* (Communications Equipment)	368	7,272
Infinity Pharmaceuticals, Inc.* (Biotechnology)	184	1,904
Infoblox, Inc.* (Software)	161	2,626
InfraREIT, Inc. (Real Estate Investment Trusts)	69	1,648
Inland Real Estate Corp. (Real Estate Investment Trusts)	299	2,646
InnerWorkings, Inc.* (Commercial Services & Supplies)	184	1,376
Innospec, Inc. (Chemicals)	69	3,812
Inovio Pharmaceuticals, Inc.* (Biotechnology)	253	1,601
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	115	3,424
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	115	2,921
Insmed, Inc.* (Biotechnology)	184	3,651
Insulet Corp.* (Health Care Equipment & Supplies)	161	4,814
Insys Therapeutics, Inc.* (Biotechnology)	69	1,777
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	69	4,110
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	414	10,556
Integrated Silicon Solution, Inc. (Semiconductors & Semiconductor Equipment)	115	2,585
Inteliquent, Inc. (Diversified Telecommunication Services)	115	2,383
Intelsat S.A.* (Diversified Telecommunication Services)	138	914
InterDigital, Inc. (Communications Equipment)	115	5,835
Interface, Inc. (Commercial Services & Supplies)	207	4,047
Internap Corp.* (Internet Software & Services)	207	1,399
International Bancshares Corp. (Banks)	161	4,339
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	92	3,191
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	391	5,298
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	138	2,436
Intralinks Holdings, Inc.* (Internet Software & Services)	161	1,409
Intrepid Potash, Inc.* (Chemicals)	207	799
Invacare Corp. (Health Care Equipment & Supplies)	115	1,987
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	230	2,742
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	368	4,434
Investment Technology Group, Inc. (Capital Markets)	115	1,841
Investors Bancorp, Inc. (Banks)	966	12,084
Investors Real Estate Trust (Real Estate Investment Trusts)	414	3,362
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	92	668
ION Geophysical Corp.* (Energy Equipment & Services)	851	315
Iridium Communications, Inc.* (Diversified Telecommunication Services)	276	2,266
iRobot Corp.* (Household Durables)	92	2,761
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	391	4,442
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	92	1,760
iStar Financial, Inc.* (Real Estate Investment Trusts)	276	3,571
Itron, Inc.* (Electronic Equipment, Instruments & Components)	115	4,224
Ixia* (Communications Equipment)	207	2,983
IXYS Corp. (Semiconductors & Semiconductor Equipment)	92	1,146
j2 Global, Inc. (Internet Software & Services)	138	10,701
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	115	8,571
Janus Capital Group, Inc. (Capital Markets)	414	6,429
Jive Software, Inc.* (Software)	230	1,120
John Bean Technologies Corp. (Machinery)	92	4,127
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	138	709
Journal Media Group, Inc. (Media)	138	1,689
K12, Inc.* (Diversified Consumer Services)	138	1,340
Kaman Corp. - Class A (Trading Companies & Distributors)	92	3,578
KapStone Paper & Packaging Corp. (Paper & Forest Products)	253	5,503
Karyopharm Therapeutics, Inc.* (Biotechnology)	92	1,228
KB Home (Household Durables)	253	3,314

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
KCG Holdings, Inc.* - Class A (Capital Markets)	161	$2,011
Kearny Financial Corp. (Thrifts & Mortgage Finance)	299	3,573
Kelly Services, Inc. - Class A (Professional Services)	115	1,817
Kemper Corp. (Insurance)	138	4,929
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	276	6,767
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	322	1,443
Key Energy Services, Inc.* (Energy Equipment & Services)	644	338
Kforce, Inc. (Professional Services)	92	2,586
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	115	1,310
Kimball International, Inc. - Class B (Commercial Services & Supplies)	138	1,507
Kindred Healthcare, Inc. (Health Care Providers & Services)	253	3,390
Kite Pharma, Inc.* (Biotechnology)	92	6,261
Kite Realty Group Trust (Real Estate Investment Trusts)	253	6,682
KLX, Inc.* (Aerospace & Defense)	161	6,297
Knight Transportation, Inc. (Road & Rail)	184	4,678
Knoll, Inc. (Commercial Services & Supplies)	161	3,742
Knowles Corp.* (Electronic Equipment, Instruments & Components)	253	4,215
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	322	860
Korn/Ferry International (Professional Services)	138	5,019
Kraton Performance Polymers, Inc.* (Chemicals)	115	2,345
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	207	1,033
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	207	2,834
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	276	4,181
Ladder Capital Corp. (Real Estate Investment Trusts)	138	1,968
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	437	1,110
Lakeland Bancorp, Inc. (Banks)	138	1,605
Landec Corp.* (Food Products)	115	1,415
Lannett Co., Inc.* (Pharmaceuticals)	69	3,089
LaSalle Hotel Properties (Real Estate Investment Trusts)	322	9,470
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	391	1,791
La-Z-Boy, Inc. (Household Durables)	161	4,597
LDR Holding Corp.* (Health Care Equipment & Supplies)	69	1,746
LegacyTexas Financial Group, Inc. (Banks)	138	3,961
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	184	1,750
Lexington Realty Trust (Real Estate Investment Trusts)	598	5,286
Libbey, Inc. (Household Durables)	69	2,321
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	207	6,456
LifeLock, Inc.* (Diversified Consumer Services)	276	3,867
Limelight Networks, Inc.* (Internet Software & Services)	299	610
Lion Biotechnologies, Inc.* (Biotechnology)	184	1,190
Lionbridge Technologies, Inc.* (IT Services)	253	1,364
Liquidity Services, Inc.* (Internet Software & Services)	115	942
Lithia Motors, Inc. - Class A (Specialty Retail)	69	8,100
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	69	6,895
LivaNova PLC* (Health Care Equipment & Supplies)	69	4,574
LivePerson, Inc.* (Internet Software & Services)	207	1,615
LogMeIn, Inc.* (Internet Software & Services)	69	4,648
Louisiana-Pacific Corp.* (Paper & Forest Products)	414	7,311
LTC Properties, Inc. (Real Estate Investment Trusts)	115	4,928
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	92	1,271
Luminex Corp.* (Life Sciences Tools & Services)	138	2,512
Lumos Networks Corp. (Diversified Telecommunication Services)	92	1,192
M.D.C. Holdings, Inc. (Household Durables)	115	2,989
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	69	2,328
M/I Homes, Inc.* (Household Durables)	92	2,111
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	276	6,006
MacroGenics, Inc.* (Biotechnology)	92	2,858
Magellan Health, Inc.* (Health Care Providers & Services)	69	3,685
Magnum Hunter Resources Corp.* (Oil, Gas & Consumable Fuels)	874	233
Maiden Holdings, Ltd. (Insurance)	161	2,504
Manhattan Associates, Inc.* (Software)	207	15,079
MannKind Corp.* (Biotechnology)	759	2,512
ManTech International Corp. - Class A (IT Services)	92	2,659
Marchex, Inc. - Class B (Internet Software & Services)	207	894
Marin Software, Inc.* (Internet Software & Services)	161	576
MarineMax, Inc.* (Specialty Retail)	92	1,454
MarketAxess Holdings, Inc. (Diversified Financial Services)	115	11,650
Marketo, Inc.* (Internet Software & Services)	115	3,384

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	69	$4,444
Marten Transport, Ltd. (Road & Rail)	92	1,508
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	184	1,111
Masimo Corp.* (Health Care Equipment & Supplies)	138	5,476
Masonite International Corp.* (Building Products)	92	5,507
MasTec, Inc.* (Construction & Engineering)	207	3,471
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	207	5,322
Matrix Service Co.* (Energy Equipment & Services)	92	2,088
Matson, Inc. (Marine)	138	6,325
Matthews International Corp. - Class A (Diversified Consumer Services)	92	5,311
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	368	861
MAXIMUS, Inc. (IT Services)	184	12,548
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	184	2,392
MB Financial, Inc. (Banks)	207	6,674
MBIA, Inc.* (Insurance)	483	3,627
McDermott International, Inc.* (Industrial Conglomerates)	736	3,393
McGrath RentCorp (Commercial Services & Supplies)	92	2,765
MDC Partners, Inc. - Class A (Media)	138	2,868
MedAssets, Inc.* (Health Care Technology)	184	4,357
Media General, Inc.* (Media)	276	4,101
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	598	6,757
Medidata Solutions, Inc.* (Health Care Technology)	161	6,922
Mentor Graphics Corp. (Software)	276	7,507
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	138	2,368
Meredith Corp. (Media)	115	5,407
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	184	2,583
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	138	2,623
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	138	2,559
Meritage Homes Corp.* (Household Durables)	115	4,055
Meritor, Inc.* (Machinery)	299	3,250
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	345	3,222
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	115	3,833
MGE Energy, Inc. (Electric Utilities)	115	4,746
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	943	8,863
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	276	9,938
MiMedx Group, Inc.* (Biotechnology)	345	2,512
Minerals Technologies, Inc. (Chemicals)	92	5,422
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	161	5,674
Mobile Mini, Inc. (Commercial Services & Supplies)	138	4,725
MobileIron, Inc.* (Software)	184	710
Modine Manufacturing Co.* (Auto Components)	184	1,540
ModusLink Global Solutions, Inc.* (IT Services)	253	731
Molina Healthcare, Inc.* (Health Care Providers & Services)	92	5,704
Momenta Pharmaceuticals, Inc.* (Biotechnology)	184	3,019
MoneyGram International, Inc.* (IT Services)	138	1,395
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	207	2,155
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	506	4,989
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	115	7,178
Monotype Imaging Holdings, Inc. (Software)	138	3,773
Monro Muffler Brake, Inc. (Specialty Retail)	92	6,824
Monster Worldwide, Inc.* (Professional Services)	322	2,019
Moog, Inc.* - Class A (Aerospace & Defense)	115	7,102
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	161	578
MRC Global, Inc.* (Trading Companies & Distributors)	299	3,558
MSA Safety, Inc. (Commercial Services & Supplies)	92	4,000
Mueller Industries, Inc. (Machinery)	161	5,075
Mueller Water Products, Inc. - Class A (Machinery)	483	4,250
Myers Industries, Inc. (Containers & Packaging)	92	1,436
Myriad Genetics, Inc.* (Biotechnology)	207	8,357
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	92	1,406
National Bank Holdings Corp. (Banks)	115	2,537
National CineMedia, Inc. (Media)	207	2,939
National General Holdings Corp. (Insurance)	115	2,267
National Health Investors, Inc. (Real Estate Investment Trusts)	115	6,755
National Penn Bancshares, Inc. (Banks)	414	4,985
National Storage Affiliates Trust (Real Estate Investment Trusts)	115	1,730
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	138	1,831
Natus Medical, Inc.* (Health Care Equipment & Supplies)	92	4,189
Nautilus, Inc.* (Leisure Products)	115	1,960
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	759	1,533

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Navigant Consulting, Inc.* (Professional Services)	161	$2,769
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	368	1,317
Navios Maritime Holdings, Inc. (Marine)	368	776
Navistar International Corp.* (Machinery)	161	1,980
NBT Bancorp, Inc. (Banks)	138	3,879
NCI Building Systems, Inc.* (Building Products)	115	1,203
Nektar Therapeutics* (Pharmaceuticals)	391	4,641
Nelnet, Inc. - Class A (Consumer Finance)	69	2,469
Neogen Corp.* (Health Care Equipment & Supplies)	115	6,216
NeoGenomics, Inc.* (Life Sciences Tools & Services)	253	1,784
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	138	1,141
NETGEAR, Inc.* (Communications Equipment)	115	4,761
NetScout Systems, Inc.* (Communications Equipment)	115	4,125
Neurocrine Biosciences, Inc.* (Biotechnology)	230	11,291
NeuStar, Inc.* - Class A (IT Services)	161	4,378
New Jersey Resources Corp. (Gas Utilities)	253	8,015
New Media Investment Group, Inc. (Media)	138	2,222
New Residential Investment Corp. (Real Estate Investment Trusts)	552	6,696
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	207	2,074
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	368	2,090
New York REIT, Inc. (Real Estate Investment Trusts)	483	5,506
NewBridge Bancorp (Banks)	161	1,821
Newpark Resources, Inc.* (Energy Equipment & Services)	299	1,692
Newport Corp.* (Electronic Equipment, Instruments & Components)	138	2,085
NewStar Financial, Inc.* (Diversified Financial Services)	115	1,213
Nexstar Broadcasting Group, Inc. - Class A (Media)	92	4,897
NIC, Inc. (Internet Software & Services)	207	3,927
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	161	3,639
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	207	1,557
Nobilis Health Corp.* (Health Care Providers & Services)	161	454
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	276	4,217
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	667	551
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	253	1,275
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	161	2,467
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	299	4,025
Northwest Biotherapeutics, Inc.* (Biotechnology)	184	898
Northwest Natural Gas Co. (Gas Utilities)	92	4,395
NorthWestern Corp. (Multi-Utilities)	138	7,478
Novatel Wireless, Inc.* (Technology Hardware, Storage & Peripherals)	253	544
Novavax, Inc.* (Biotechnology)	759	5,123
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	115	1,579
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	115	1,661
Nutrisystem, Inc. (Internet & Catalog Retail)	92	2,128
NuVasive, Inc.* (Health Care Equipment & Supplies)	138	6,508
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	207	3,459
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	414	4,815
Ocata Therapeutics, Inc.* (Biotechnology)	207	911
Oclaro, Inc.* (Communications Equipment)	483	1,415
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	345	2,412
OFG Bancorp (Banks)	161	1,483
Oil States International, Inc.* (Energy Equipment & Services)	161	4,833
Old National Bancorp (Banks)	345	4,830
Old Second Bancorp, Inc.* (Banks)	161	1,079
Olin Corp. (Chemicals)	230	4,411
OM Asset Management PLC (Capital Markets)	92	1,397
Omeros Corp.* (Pharmaceuticals)	115	1,441
Omnicell, Inc.* (Health Care Technology)	115	3,128
OmniVision Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	184	5,312
OMNOVA Solutions, Inc.* (Chemicals)	184	1,321
On Assignment, Inc.* (Professional Services)	161	7,263
Oncothyreon, Inc.* (Biotechnology)	414	1,225
ONE Gas, Inc. (Gas Utilities)	161	7,863
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	92	1,324
Ophthotech Corp.* (Biotechnology)	69	3,445
OPOWER, Inc.* (Internet Software & Services)	115	1,110
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	253	1,316
ORBCOMM, Inc.* (Diversified Telecommunication Services)	230	1,366
Orexigen Therapeutics, Inc.* (Biotechnology)	391	1,189
Organovo Holdings, Inc.* (Biotechnology)	345	1,038
Orion Marine Group, Inc.* (Construction & Engineering)	161	630

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oritani Financial Corp. (Thrifts & Mortgage Finance)	161	$2,563
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	115	4,338
Otter Tail Corp. (Industrial Conglomerates)	115	3,156
OvaScience, Inc.* (Biotechnology)	69	895
Owens & Minor, Inc. (Health Care Providers & Services)	184	6,596
P.H. Glatfelter Co. (Paper & Forest Products)	138	2,677
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	276	1,960
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	115	691
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	115	5,744
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	92	6,456
PAREXEL International Corp.* (Life Sciences Tools & Services)	161	10,161
Park Sterling Corp. (Banks)	207	1,501
Parker Drilling Co.* (Energy Equipment & Services)	483	1,381
Parkway Properties, Inc. (Real Estate Investment Trusts)	253	4,233
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	253	4,486
Party City Holdco, Inc.* (Specialty Retail)	92	1,456
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	161	3,766
Paycom Software, Inc.* (Software)	92	3,497
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	115	6,939
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	115	1,214
PDL BioPharma, Inc. (Biotechnology)	529	2,423
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	46	588
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	207	7,075
Pegasystems, Inc. (Software)	115	3,207
Pendrell Corp.* (Professional Services)	828	555
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	253	4,519
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	322	199
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	207	4,653
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	230	3,363
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	920	1,030
Perficient, Inc.* (Internet Software & Services)	115	1,923
Performance Sports Group, Ltd.* (Leisure Products)	161	1,848
Pericom Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	92	1,605
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	230	646
PGT, Inc.* (Building Products)	161	1,942
PharMerica Corp.* (Health Care Providers & Services)	92	2,628
PHH Corp.* (Diversified Financial Services)	161	2,367
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	230	2,206
Physicians Realty Trust (Real Estate Investment Trusts)	230	3,675
PICO Holdings, Inc.* (Diversified Financial Services)	92	889
Piedmont Natural Gas Co., Inc. (Gas Utilities)	230	13,181
Pier 1 Imports, Inc. (Specialty Retail)	276	2,048
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	184	6,442
Pinnacle Financial Partners, Inc. (Banks)	115	6,051
Pioneer Energy Services Corp.* (Energy Equipment & Services)	253	584
Plantronics, Inc. (Communications Equipment)	115	6,166
Plexus Corp.* (Electronic Equipment, Instruments & Components)	92	3,185
Plug Power, Inc.* (Electrical Equipment)	667	1,607
PMC-Sierra, Inc.* (Semiconductors & Semiconductor Equipment)	529	6,306
PNM Resources, Inc. (Electric Utilities)	230	6,468
Polycom, Inc.* (Communications Equipment)	414	5,705
PolyOne Corp. (Chemicals)	253	8,460
Pool Corp. (Distributors)	115	9,377
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	69	3,894
Portland General Electric Co. (Electric Utilities)	230	8,528
Portola Pharmaceuticals, Inc.* (Biotechnology)	138	6,570
Post Holdings, Inc.* (Food Products)	161	10,346
Potbelly Corp.* (Hotels, Restaurants & Leisure)	92	1,030
Potlatch Corp. (Real Estate Investment Trusts)	115	3,593
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	92	4,656
PowerSecure International, Inc.* (Electrical Equipment)	92	1,146
POZEN, Inc.* (Pharmaceuticals)	138	807
PRA Group, Inc.* (Consumer Finance)	138	7,561
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	115	1,259
Premiere Global Services, Inc.* (Diversified Telecommunication Services)	184	2,517
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	161	7,891

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Primerica, Inc. (Insurance)	138	$6,573
Primoris Services Corp. (Construction & Engineering)	138	2,749
PrivateBancorp, Inc. (Banks)	230	9,620
Progenics Pharmaceuticals, Inc.* (Biotechnology)	276	2,026
Progress Software Corp.* (Software)	161	3,909
Proofpoint, Inc.* (Software)	115	8,101
PROS Holdings, Inc.* (Software)	92	2,210
Prosperity Bancshares, Inc. (Banks)	184	9,453
Prothena Corp. PLC* (Biotechnology)	92	4,739
Proto Labs, Inc.* (Machinery)	69	4,474
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	207	4,206
PTC Therapeutics, Inc.* (Biotechnology)	92	2,288
Qlik Technologies, Inc.* (Software)	253	7,937
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	276	3,422
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	69	2,968
Quad/Graphics, Inc. (Commercial Services & Supplies)	115	1,484
Quality Systems, Inc. (Health Care Technology)	161	2,262
Qualys, Inc.* (Software)	69	2,437
Quanex Building Products Corp. (Building Products)	115	2,170
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	897	753
Quidel Corp.* (Health Care Equipment & Supplies)	92	1,768
QuinStreet, Inc.* (Internet Software & Services)	184	1,021
Quotient Technology, Inc.* (Internet Software & Services)	207	1,147
Radian Group, Inc. (Thrifts & Mortgage Finance)	529	7,654
Radiant Logistics, Inc.* (Air Freight & Logistics)	138	548
Radius Health, Inc.* (Biotechnology)	92	5,909
RadNet, Inc.* (Health Care Providers & Services)	184	1,216
RAIT Financial Trust (Real Estate Investment Trusts)	299	1,450
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	345	3,560
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	253	4,250
Raptor Pharmaceutical Corp.* (Biotechnology)	253	1,379
Raven Industries, Inc. (Industrial Conglomerates)	115	2,094
Rayonier Advanced Materials, Inc. (Chemicals)	138	1,272
RBC Bearings, Inc.* (Machinery)	69	4,719
RCS Capital Corp.* - Class A (Capital Markets)	207	157
Real Industry, Inc.* (Metals & Mining)	115	1,093
RealD, Inc.* (Electronic Equipment, Instruments & Components)	161	1,637
RealNetworks, Inc.* (Internet Software & Services)	161	625
RealPage, Inc.* (Software)	161	2,721
Redwood Trust, Inc. (Real Estate Investment Trusts)	253	3,360
Regis Corp.* (Diversified Consumer Services)	138	2,280
Regulus Therapeutics, Inc.* (Biotechnology)	138	918
Relypsa, Inc.* (Pharmaceuticals)	92	1,471
Remy International, Inc. (Auto Components)	92	2,713
Renasant Corp. (Banks)	92	3,186
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	161	1,270
Rent-A-Center, Inc. (Specialty Retail)	161	2,961
Rentech, Inc.* (Chemicals)	92	538
Repligen Corp.* (Biotechnology)	92	3,058
Republic Airways Holdings, Inc.* (Airlines)	184	1,060
Resource Capital Corp. (Real Estate Investment Trusts)	115	1,477
Resources Connection, Inc. (Professional Services)	138	2,477
Restoration Hardware Holdings, Inc.* (Specialty Retail)	92	9,485
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	276	5,004
RetailMeNot, Inc.* (Internet Software & Services)	138	1,213
Retrophin, Inc.* (Biotechnology)	115	2,200
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	230	520
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	184	2,788
Rexnord Corp.* (Machinery)	299	5,526
Rigel Pharmaceuticals, Inc.* (Biotechnology)	391	993
RingCentral, Inc.* - Class A (Software)	161	2,979
RLI Corp. (Insurance)	115	6,998
RLJ Lodging Trust (Real Estate Investment Trusts)	368	9,233
Roadrunner Transportation Systems, Inc.* (Road & Rail)	92	979
Rocket Fuel, Inc.* (Internet Software & Services)	138	635
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	161	1,864
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	92	2,664
Rouse Properties, Inc. (Real Estate Investment Trusts)	138	2,427
Rovi Corp.* (Software)	276	2,525
RPX Corp.* (Professional Services)	184	2,620
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	161	4,415
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	230	967

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	253	$1,323
Ruckus Wireless, Inc.* (Communications Equipment)	253	2,854
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	138	1,765
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	115	2,804
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	138	2,140
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	115	6,049
S&T Bancorp, Inc. (Banks)	115	3,666
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	184	4,173
Safe Bulkers, Inc. (Marine)	253	779
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	92	1,547
Saia, Inc.* (Road & Rail)	92	2,172
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	184	1,095
Sanderson Farms, Inc. (Food Products)	69	4,796
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,702	630
Sandy Spring Bancorp, Inc. (Banks)	92	2,530
Sangamo BioSciences, Inc.* (Biotechnology)	230	1,622
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	253	5,230
Sapiens International Corp. N.V. (Software)	115	1,358
Sarepta Therapeutics, Inc.* (Biotechnology)	138	3,320
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	92	3,175
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	92	1,551
Scholastic Corp. (Media)	92	3,760
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	92	3,571
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	184	1,402
Science Applications International Corp. (IT Services)	138	6,329
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	161	1,785
SciQuest, Inc.* (Internet Software & Services)	115	1,364
Scorpio Bulkers, Inc.* (Marine)	805	1,127
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	529	4,824
SeaChange International, Inc.* (Software)	161	1,042
Seacoast Banking Corp. of Florida* (Banks)	92	1,424
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	23	347
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	207	4,126
Select Comfort Corp.* (Specialty Retail)	161	3,413
Select Income REIT (Real Estate Investment Trusts)	184	3,717
Select Medical Holdings Corp. (Health Care Providers & Services)	322	3,639
Selective Insurance Group, Inc. (Insurance)	161	5,875
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	115	5,238
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	207	3,623
Senomyx, Inc.* (Chemicals)	230	1,139
Sensient Technologies Corp. (Chemicals)	138	9,008
Sequenom, Inc.* (Life Sciences Tools & Services)	483	845
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	92	1,151
ServiceSource International, Inc.* (IT Services)	253	1,080
ServisFirst Bancshares, Inc. (Banks)	69	2,924
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	253	288
SFX Entertainment, Inc.* (Media)	253	235
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	92	4,304
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	184	3,145
ShoreTel, Inc.* (Communications Equipment)	253	2,388
Shutterfly, Inc.* (Internet & Catalog Retail)	115	4,797
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	138	1,216
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	184	804
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	115	5,747
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	138	2,236
Silver Spring Networks, Inc.* (Software)	138	1,809
Simmons First National Corp. - Class A (Banks)	92	4,742
Simpson Manufacturing Co., Inc. (Building Products)	138	5,241
Sinclair Broadcast Group, Inc. - Class A (Media)	184	5,522
Skullcandy, Inc.* (Household Durables)	138	773
SkyWest, Inc. (Airlines)	161	3,065
Smart & Final Stores, Inc.* (Food & Staples Retailing)	92	1,356
Smith & Wesson Holding Corp.* (Leisure Products)	184	3,286
Snyder’s-Lance, Inc. (Food Products)	138	4,905
Solazyme, Inc.* (Oil, Gas & Consumable Fuels)	368	1,207
Sonic Automotive, Inc. - Class A (Specialty Retail)	115	2,868
Sonic Corp. (Hotels, Restaurants & Leisure)	161	4,595
Sonus Networks, Inc.* (Communications Equipment)	207	1,368

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sorrento Therapeutics, Inc.* (Biotechnology)	115	$994
Sotheby’s - Class A (Diversified Consumer Services)	184	6,376
South Jersey Industries, Inc. (Gas Utilities)	207	5,488
South State Corp. (Banks)	69	5,348
Southside Bancshares, Inc. (Banks)	92	2,475
Southwest Gas Corp. (Gas Utilities)	138	8,481
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	92	9,188
SpartanNash Co. (Food & Staples Retailing)	115	3,209
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	253	1,318
STAAR Surgical Co.* (Health Care Equipment & Supplies)	161	1,312
STAG Industrial, Inc. (Real Estate Investment Trusts)	207	4,248
Stage Stores, Inc. (Specialty Retail)	115	1,119
Starwood Waypoint Residential Trust (Real Estate Investment Trusts)	115	2,829
State Bank Financial Corp. (Banks)	115	2,461
State National Cos., Inc. (Insurance)	138	1,246
Steelcase, Inc. - Class A (Commercial Services & Supplies)	253	4,911
Stein Mart, Inc. (Specialty Retail)	138	1,223
STERIS Corp. (Health Care Equipment & Supplies)	161	12,068
Sterling Bancorp (Banks)	276	4,248
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	161	5,611
Stewart Information Services Corp. (Insurance)	69	2,772
Stifel Financial Corp.* (Capital Markets)	184	8,175
Stillwater Mining Co.* (Metals & Mining)	368	3,437
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	184	1,029
Stoneridge, Inc.* (Auto Components)	115	1,459
STORE Capital Corp. (Real Estate Investment Trusts)	115	2,607
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	161	4,106
Strategic Hotels & Resorts, Inc.* (Real Estate Investment Trusts)	782	11,027
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	92	1,781
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	276	3,610
Summit Materials, Inc.* - Class A (Construction Materials)	92	1,938
Sun Communities, Inc. (Real Estate Investment Trusts)	138	9,249
Sun Hydraulics Corp. (Machinery)	69	2,021
SunCoke Energy, Inc. (Metals & Mining)	207	1,027
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	598	8,647
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	115	3,244
Superior Industries International, Inc. (Auto Components)	92	1,811
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	115	1,898
SUPERVALU, Inc.* (Food & Staples Retailing)	759	4,987
Swift Transportation Co.* (Road & Rail)	253	3,954
Sykes Enterprises, Inc.* (Commercial Services & Supplies)	115	3,335
Symetra Financial Corp. (Insurance)	230	7,298
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	115	9,785
Synchronoss Technologies, Inc.* (Software)	115	4,046
Synergy Pharmaceuticals, Inc.* (Biotechnology)	322	2,064
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	322	3,603
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	92	8,136
Synta Pharmaceuticals Corp.* (Biotechnology)	460	308
Syntel, Inc.* (IT Services)	92	4,328
Take-Two Interactive Software, Inc.* (Software)	253	8,400
TAL International Group, Inc. (Trading Companies & Distributors)	115	1,950
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	253	2,196
Talmer Bancorp, Inc. - Class A (Banks)	184	3,095
Tangoe, Inc.* (Software)	138	1,143
TASER International, Inc.* (Aerospace & Defense)	161	3,769
Taylor Morrison Home Corp.* - Class A (Household Durables)	115	2,119
Team Health Holdings, Inc.* (Health Care Providers & Services)	207	12,352
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	115	8,371
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	299	2,284
TeleCommunication Systems, Inc.* - Class A (Software)	299	1,223
Teledyne Technologies, Inc.* (Aerospace & Defense)	92	8,209
Telenav, Inc.* (Software)	138	994
Teligent, Inc.* (Pharmaceuticals)	207	1,505
Tenneco, Inc.* (Auto Components)	161	9,111
Terreno Realty Corp. (Real Estate Investment Trusts)	138	3,088
TESARO, Inc.* (Biotechnology)	69	3,137
Tesco Corp. (Energy Equipment & Services)	161	1,288
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	161	5,630
Tetra Tech, Inc. (Commercial Services & Supplies)	184	4,950
TETRA Technologies, Inc.* (Energy Equipment & Services)	299	2,015

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	115	$1,038
Texas Capital Bancshares, Inc.* (Banks)	138	7,618
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	207	7,110
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	69	1,350
TG Therapeutics, Inc.* (Biotechnology)	115	1,423
The Advisory Board Co.* (Professional Services)	115	5,040
The Andersons, Inc. (Food & Staples Retailing)	92	3,257
The Bancorp, Inc.* (Banks)	138	994
The Brink’s Co. (Commercial Services & Supplies)	138	4,275
The Buckle, Inc. (Specialty Retail)	92	3,260
The Cato Corp. - Class A (Specialty Retail)	92	3,474
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	138	6,652
The E.W. Scripps Co. - Class A (Media)	184	4,059
The Empire District Electric Co. (Electric Utilities)	138	3,112
The Ensign Group, Inc. (Health Care Providers & Services)	69	2,909
The Finish Line, Inc. - Class A (Specialty Retail)	138	2,571
The Fresh Market, Inc.* (Food & Staples Retailing)	138	3,439
The GEO Group, Inc. (Real Estate Investment Trusts)	207	6,680
The Greenbrier Cos., Inc. (Machinery)	92	3,500
The Hackett Group, Inc. (IT Services)	115	1,711
The KEYW Holding Corp.* (Aerospace & Defense)	138	984
The Laclede Group, Inc. (Gas Utilities)	115	6,736
The Medicines Co.* (Pharmaceuticals)	184	6,300
The Men’s Wearhouse, Inc. (Specialty Retail)	138	5,517
The New York Times Co. - Class A (Media)	414	5,498
The Pep Boys - Manny, Moe & Jack* (Specialty Retail)	184	2,767
The Rubicon Project, Inc.* (Software)	92	1,395
The Spectranetics Corp.* (Health Care Equipment & Supplies)	138	1,686
The St Joe Co.* (Real Estate Management & Development)	207	4,103
TherapeuticsMD, Inc.* (Pharmaceuticals)	414	2,430
Theravance Biopharma, Inc.* (Pharmaceuticals)	115	1,719
Theravance, Inc. (Pharmaceuticals)	253	2,221
Thermon Group Holdings, Inc.* (Electrical Equipment)	115	2,313
Third Point Reinsurance, Ltd.* (Insurance)	253	3,459
Threshold Pharmaceuticals, Inc.* (Biotechnology)	299	1,139
Tidewater, Inc. (Energy Equipment & Services)	138	1,704
Tile Shop Holdings, Inc.* (Specialty Retail)	115	1,669
Time, Inc. (Media)	322	5,983
TimkenSteel Corp. (Metals & Mining)	115	1,224
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	161	1,090
Titan International, Inc. (Machinery)	161	1,143
TiVo, Inc.* (Software)	299	2,715
TowneBank (Banks)	161	3,455
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	184	466
TransEnterix, Inc.* (Health Care Equipment & Supplies)	276	687
Travelport Worldwide, Ltd. (Internet & Catalog Retail)	322	4,363
Tredegar Corp. (Industrial Conglomerates)	92	1,312
TreeHouse Foods, Inc.* (Food Products)	115	9,849
Trevena, Inc.* (Biotechnology)	161	1,549
Trex Co., Inc.* (Building Products)	92	3,594
TRI Pointe Group, Inc.* (Household Durables)	460	5,971
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	230	276
Tribune Publishing Co. (Media)	115	1,086
TriCo Bancshares (Banks)	92	2,425
TriMas Corp.* (Machinery)	138	2,761
TriNet Group, Inc.* (Professional Services)	138	2,619
Triple-S Management Corp.* (Health Care Providers & Services)	92	1,894
Tronox, Ltd. (Chemicals)	207	1,285
Trovagene, Inc.* (Biotechnology)	115	496
TrueBlue, Inc.* (Professional Services)	138	3,998
TrueCar, Inc.* (Internet Software & Services)	184	1,130
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	322	2,006
Trustmark Corp. (Banks)	207	4,974
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	207	1,511
Tuesday Morning Corp.* (Multiline Retail)	161	871
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	184	2,950
Tutor Perini Corp.* (Construction & Engineering)	115	1,930
Tyler Technologies, Inc.* (Software)	92	15,672
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	161	2,908
Ubiquiti Networks, Inc.* (Communications Equipment)	92	2,685
UIL Holdings Corp. (Electric Utilities)	161	8,209
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	161	786
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	437	2,395
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	92	9,140
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	92	1,438
UMB Financial Corp. (Banks)	115	5,644

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
UMH Properties, Inc. (Real Estate Investment Trusts)	115	$1,137
Umpqua Holdings Corp. (Banks)	621	10,370
Unilife Corp.* (Health Care Equipment & Supplies)	552	416
Union Bankshares Corp. (Banks)	138	3,457
Unisys Corp.* (IT Services)	161	2,157
Unit Corp.* (Energy Equipment & Services)	161	2,030
United Bankshares, Inc. (Banks)	207	8,187
United Community Banks, Inc. (Banks)	161	3,246
United Community Financial Corp. (Thrifts & Mortgage Finance)	230	1,260
United Development Funding IV (Real Estate Investment Trusts)	115	1,978
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	161	2,090
United Natural Foods, Inc.* (Food & Staples Retailing)	138	6,962
Universal American Corp. (Health Care Providers & Services)	184	1,373
Universal Corp. (Tobacco)	69	3,727
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	115	3,946
Universal Insurance Holdings, Inc. (Insurance)	115	3,628
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	575	644
Urban Edge Properties (Real Estate Investment Trusts)	253	6,006
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	92	1,849
UTi Worldwide, Inc.* (Air Freight & Logistics)	299	2,132
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	92	10,503
Valley National Bancorp (Banks)	667	7,004
Vanda Pharmaceuticals, Inc.* (Biotechnology)	161	1,729
VASCO Data Security International, Inc.* (Software)	92	1,749
Vector Group, Ltd. (Tobacco)	230	5,577
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	115	2,072
Verastem, Inc.* (Biotechnology)	161	296
Verint Systems, Inc.* (Software)	161	7,660
Versartis, Inc.* (Biotechnology)	92	950
ViaSat, Inc.* (Communications Equipment)	115	7,585
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	460	741
Virgin America, Inc.* (Airlines)	92	3,276
VirnetX Holding Corp.* (Software)	253	961
Virtusa Corp.* (IT Services)	92	5,284
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	414	4,388
Vitamin Shoppe, Inc.* (Specialty Retail)	92	2,639
VIVUS, Inc.* (Pharmaceuticals)	506	638
Vocera Communications, Inc.* (Health Care Technology)	115	1,354
Vonage Holdings Corp.* (Diversified Telecommunication Services)	598	3,631
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	184	600
Wabash National Corp.* (Machinery)	230	2,753
WageWorks, Inc.* (Professional Services)	115	5,522
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	92	2,669
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	115	1,375
Washington Federal, Inc. (Thrifts & Mortgage Finance)	276	6,883
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	207	5,591
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	115	1,532
Watts Water Technologies, Inc. - Class A (Machinery)	92	5,008
Wausau Paper Corp. (Paper & Forest Products)	161	1,644
Web.com Group, Inc.* (Internet Software & Services)	138	3,239
WebMD Health Corp.* (Internet Software & Services)	115	4,676
Webster Financial Corp. (Banks)	253	9,385
Weight Watchers International, Inc.* (Diversified Consumer Services)	184	2,830
WellCare Health Plans, Inc.* (Health Care Providers & Services)	115	10,189
Werner Enterprises, Inc. (Road & Rail)	138	3,651
WesBanco, Inc. (Banks)	115	3,755
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	207	2,579
West Corp. (Commercial Services & Supplies)	161	3,833
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	207	12,423
Westamerica Bancorp (Banks)	69	3,050
Western Alliance Bancorp* (Banks)	230	8,223
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	138	1,576
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	207	8,615
WGL Holdings, Inc. (Gas Utilities)	138	8,588
Whitestone REIT (Real Estate Investment Trusts)	92	1,137
Wilshire Bancorp, Inc. (Banks)	230	2,459
Windstream Holdings, Inc. (Diversified Telecommunication Services)	345	2,246
Winnebago Industries, Inc. (Automobiles)	92	1,931
Wintrust Financial Corp. (Banks)	138	6,968
WisdomTree Investments, Inc. (Capital Markets)	322	6,192
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	299	5,552
Woodward, Inc. (Machinery)	184	8,373
World Wrestling Entertainment, Inc. - Class A (Media)	115	2,050

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Worthington Industries, Inc. (Metals & Mining)	138	$4,237
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	115	2,223
WSFS Financial Corp. (Thrifts & Mortgage Finance)	92	2,923
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	207	1,437
Xencor, Inc.* (Biotechnology)	92	996
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	322	5,583
XenoPort, Inc.* (Pharmaceuticals)	253	1,546
XO Group, Inc.* (Internet Software & Services)	115	1,740
XOMA Corp.* (Biotechnology)	368	449
Xoom Corp.* (Internet Software & Services)	115	2,868
XPO Logistics, Inc.* (Air Freight & Logistics)	207	5,745
Xura, Inc.* (Software)	92	2,381
Yadkin Financial Corp. (Banks)	92	2,167
YRC Worldwide, Inc.* (Road & Rail)	138	2,520
ZAGG, Inc.* (Household Durables)	138	1,170
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	161	5,432
Zendesk, Inc.* (Software)	161	3,239
ZIOPHARM Oncology, Inc.* (Biotechnology)	207	2,358
Zix Corp.* (Software)	414	2,145
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	92	3,168
Zogenix, Inc.* (Pharmaceuticals)	92	1,085
ZS Pharma, Inc.* (Pharmaceuticals)	368	23,924
Zumiez, Inc.* (Specialty Retail)	184	3,216
TOTAL COMMON STOCKS (Cost $3,276,679)		4,504,698
Contingent Rights (0.1%)(NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	4,947	—
Leap Wireless International, Inc.*+(b)^ (Wireless Telecommunication Services)	2,910	7,333
Trius Therapeutics, Inc.*+(a)^ (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,333
Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	143	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(33.0%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $2,247,006	$2,247,000	2,247,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,247,000)		2,247,000

TOTAL INVESTMENT SECURITIES (Cost $5,531,012) - 99.1%		6,759,031
Net other assets (liabilities) - 0.9%		58,785

NET ASSETS - 100.0%		$6,817,816

§	Amount is less than $0.50.
†	Number of shares is less than 0.50
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2015, these securities represented less than 0.108% of the net assets of the fund.
*	Non-income producing security
^	The Advisor has deemed this security to be illiquid. As of October 31, 2015, these securities represented 0.108% of the net assets of the fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $341,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	7	12/21/15	$810,320	$11,153

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/27/15	0.06%	$385,670	$12,535
Russell 2000 Index	UBS AG	11/27/15	0.01%	1,123,634	(2,704)
				$1,509,304	$9,831

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$57,922	0.8%
Air Freight & Logistics	24,032	0.4%
Airlines	12,988	0.2%
Auto Components	51,737	0.8%
Automobiles	1,931	NM
Banks	388,014	5.8%
Beverages	718	NM
Biotechnology	269,147	3.9%
Building Products	39,464	0.6%
Capital Markets	51,498	0.8%
Chemicals	77,731	1.1%
Commercial Services & Supplies	89,261	1.3%
Communications Equipment	80,215	1.2%
Construction & Engineering	36,905	0.5%
Construction Materials	6,664	0.1%
Consumer Finance	25,595	0.4%
Containers & Packaging	15,239	0.2%
Distributors	14,986	0.2%
Diversified Consumer Services	54,179	0.8%
Diversified Financial Services	21,081	0.3%
Diversified Telecommunication Services	37,017	0.5%
Electric Utilities	60,198	0.9%
Electrical Equipment	37,130	0.5%
Electronic Equipment, Instruments & Components	112,899	1.7%
Energy Equipment & Services	41,542	0.6%
Food & Staples Retailing	35,424	0.5%
Food Products	61,839	0.9%
Gas Utilities	62,747	0.9%
Health Care Equipment & Supplies	146,396	2.1%
Health Care Providers & Services	114,068	1.7%
Health Care Technology	21,029	0.3%
Hotels, Restaurants & Leisure	132,356	1.9%
Household Durables	49,716	0.7%
Household Products	6,121	0.1%
Independent Power and Renewable Electricity Producers	23,832	0.3%
Industrial Conglomerates	9,955	0.1%
Insurance	101,994	1.5%
Internet & Catalog Retail	25,407	0.4%
Internet Software & Services	110,385	1.6%
IT Services	119,924	1.8%
Leisure Products	10,477	0.2%
Life Sciences Tools & Services	27,014	0.4%
Machinery	108,623	1.6%
Marine	10,483	0.2%
Media	80,617	1.2%
Metals & Mining	33,565	0.5%
Multiline Retail	20,154	0.3%
Multi-Utilities	20,024	0.3%
Oil, Gas & Consumable Fuels	106,499	1.6%
Paper & Forest Products	24,148	0.4%
Personal Products	1,442	NM
Pharmaceuticals	100,983	1.5%
Professional Services	67,059	1.0%
Real Estate Investment Trusts	458,908	6.7%
Real Estate Management & Development	18,031	0.3%
Road & Rail	26,209	0.4%
Semiconductors & Semiconductor Equipment	175,319	2.6%
Software	223,500	3.3%
Specialty Retail	137,448	2.0%
Technology Hardware, Storage & Peripherals	36,782	0.5%
Textiles, Apparel & Luxury Goods	36,613	0.5%
Thrifts & Mortgage Finance	96,532	1.4%
Tobacco	9,304	0.1%
Trading Companies & Distributors	29,264	0.4%
Transportation Infrastructure	2,579	NM
Water Utilities	8,286	0.1%
Wireless Telecommunication Services	12,882	0.2%
Other **	2,305,785	33.9%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Total	$6,817,816	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (36.8%)
Activision Blizzard, Inc. (Software)	4,768	$165,736
Adobe Systems, Inc.* (Software)	3,264	289,386
Akamai Technologies, Inc.* (Internet Software & Services)	1,152	70,065
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,472	259,072
Alphabet, Inc.* - Class A (Internet Software & Services)	1,888	1,392,193
Alphabet, Inc.* - Class C (Internet Software & Services)	2,240	1,592,215
Amazon.com, Inc.* (Internet & Catalog Retail)	3,072	1,922,764
American Airlines Group, Inc. (Airlines)	4,384	202,628
Amgen, Inc. (Biotechnology)	4,960	784,573
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,048	123,126
Apple, Inc. (Technology Hardware, Storage & Peripherals)	37,280	4,454,960
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,840	131,477
Autodesk, Inc.* (Software)	1,472	81,240
Automatic Data Processing, Inc. (IT Services)	3,040	264,450
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,696	208,828
Baidu, Inc.*ADR (Internet Software & Services)	1,824	341,945
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,120	66,786
Biogen, Inc.* (Biotechnology)	1,536	446,223
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,056	123,594
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,648	187,507
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	928	64,385
CA, Inc. (Software)	2,880	79,805
Celgene Corp.* (Biotechnology)	5,184	636,129
Cerner Corp.* (Health Care Technology)	2,240	148,490
Charter Communications, Inc.* - Class A (Media)	736	140,532
Check Point Software Technologies, Ltd.* (Software)	1,184	100,569
Cisco Systems, Inc. (Communications Equipment)	33,248	959,205
Citrix Systems, Inc.* (Software)	1,056	86,698
Cognizant Technology Solutions Corp.* (IT Services)	4,000	272,440
Comcast Corp. - Class A (Media)	13,824	865,658
Comcast Corp. - Class A (Media)	2,400	150,504
Costco Wholesale Corp. (Food & Staples Retailing)	2,880	455,386
Discovery Communications, Inc.* - Class A (Media)	992	29,204
Discovery Communications, Inc.* - Class C (Media)	1,792	49,316
DISH Network Corp.* - Class A (Media)	1,472	92,692
Dollar Tree, Inc.* (Multiline Retail)	1,536	100,593
eBay, Inc.* (Internet Software & Services)	7,968	222,307
Electronic Arts, Inc.* (Software)	2,048	147,599
Expeditors International of Washington, Inc. (Air Freight & Logistics)	1,248	62,138
Express Scripts Holding Co.* (Health Care Providers & Services)	4,416	381,454
Facebook, Inc.* - Class A (Internet Software & Services)	14,784	1,507,525
Fastenal Co. (Trading Companies & Distributors)	1,888	73,934
Fiserv, Inc.* (IT Services)	1,536	148,239
Garmin, Ltd. (Household Durables)	1,248	44,267
Gilead Sciences, Inc. (Biotechnology)	9,600	1,038,047
Henry Schein, Inc.* (Health Care Providers & Services)	544	82,530
Illumina, Inc.* (Life Sciences Tools & Services)	960	137,549
Incyte Corp.* (Biotechnology)	1,184	139,156
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,072	1,052,098
Intuit, Inc. (Software)	1,792	174,595
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	256	127,130
JD.com, Inc.*ADR (Internet & Catalog Retail)	5,312	146,717
Keurig Green Mountain, Inc. (Food Products)	992	50,344
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,024	68,731
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,024	78,428
Liberty Global PLC* - Class A (Media)	1,664	74,081
Liberty Global PLC* - Class C (Media)	4,000	170,560
Liberty Interactive Corp.* (Internet & Catalog Retail)	2,816	77,074
Liberty LiLAC Group* - Class A (Media)	96	3,708
Liberty LiLAC Group* - Class C (Media)	192	7,423
Liberty Media Corp.* (Media)	672	27,391
Liberty Media Corp.* - Class C (Media)	1,472	57,629
Liberty Ventures* (Internet & Catalog Retail)	896	39,039
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	1,568	69,651
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,728	132,676
Mattel, Inc. (Leisure Products)	2,208	54,273
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,072	117,112
Microsoft Corp. (Software)	52,288	2,752,439
Mondelez International, Inc. - Class A (Food Products)	10,528	485,972
Monster Beverage Corp.* (Beverages)	1,344	183,214
Mylan NV* (Pharmaceuticals)	3,200	141,088
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,952	66,368
Netflix, Inc.* (Internet & Catalog Retail)	2,784	301,730
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,520	99,862

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	1,632	$127,867
O’Reilly Automotive, Inc.* (Specialty Retail)	640	176,807
PACCAR, Inc. (Machinery)	2,336	122,990
Paychex, Inc. (IT Services)	2,368	122,141
QUALCOMM, Inc. (Communications Equipment)	10,272	610,362
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	672	374,566
Ross Stores, Inc. (Specialty Retail)	2,688	135,959
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	1,344	103,488
SBA Communications Corp.* - Class A (Wireless Telecommunication Services)	832	99,025
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,984	75,511
Sirius XM Holdings, Inc.* (Media)	34,816	142,049
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,248	96,396
Staples, Inc. (Specialty Retail)	4,192	54,454
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,696	606,678
Stericycle, Inc.* (Commercial Services & Supplies)	544	66,025
Symantec Corp. (Software)	4,480	92,288
Tesla Motors, Inc.* (Automobiles)	864	178,788
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,720	381,158
The Kraft Heinz Co. (Food Products)	7,936	618,770
The Priceline Group, Inc.* (Internet & Catalog Retail)	320	465,357
Tractor Supply Co. (Specialty Retail)	896	82,781
TripAdvisor, Inc.* (Internet & Catalog Retail)	864	72,386
Twenty-First Century Fox, Inc. - Class A (Media)	7,968	244,538
Twenty-First Century Fox, Inc. - Class B (Media)	5,216	161,070
Verisk Analytics, Inc.* - Class A (Professional Services)	1,088	77,912
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,600	199,584
Viacom, Inc. - Class B (Media)	2,272	112,032
VimpelCom, Ltd.ADR (Wireless Telecommunication Services)	11,488	43,425
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,592	85,458
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,136	604,276
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,504	100,497
Whole Foods Market, Inc. (Food & Staples Retailing)	2,336	69,987
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	672	47,006
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,696	80,764
Yahoo!, Inc.* (Internet Software & Services)	6,144	218,849
TOTAL COMMON STOCKS (Cost $17,277,171)		34,735,696

	Principal Amount	Value
Repurchase Agreements(a)(b)(62.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $59,248,162	$59,248,000	$59,248,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,248,000)		59,248,000
TOTAL INVESTMENT SECURITIES (Cost $76,525,171) - 99.5%		93,983,696
Net other assets (liabilities) - 0.5%		451,335

NET ASSETS - 100.0%		$94,435,031

*                             Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $6,009,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	82	12/21/15	$7,612,060	$649,205

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/27/15	0.66%	$25,813,348	$52,998
NASDAQ-100 Index	UBS AG	11/27/15	0.51%	26,454,733	26,156
				$52,268,081	$79,154

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

NASDAQ-100 ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Air Freight & Logistics	$126,523	0.1%
Airlines	202,628	0.2%
Automobiles	178,788	0.2%
Beverages	183,214	0.2%
Biotechnology	4,000,944	4.2%
Commercial Services & Supplies	66,025	0.1%
Communications Equipment	1,569,567	1.7%
Food & Staples Retailing	1,129,649	1.2%
Food Products	1,155,086	1.2%
Health Care Equipment & Supplies	127,130	0.1%
Health Care Providers & Services	463,984	0.5%
Health Care Technology	148,490	0.2%
Hotels, Restaurants & Leisure	786,361	0.8%
Household Durables	44,267	NM
Internet & Catalog Retail	3,025,068	3.2%
Internet Software & Services	5,345,097	5.7%
IT Services	807,270	0.9%
Leisure Products	54,273	0.1%
Life Sciences Tools & Services	137,549	0.2%
Machinery	122,990	0.1%
Media	2,328,388	2.5%
Multiline Retail	100,593	0.1%
Pharmaceuticals	141,088	0.1%
Professional Services	77,912	0.1%
Semiconductors & Semiconductor Equipment	2,823,005	3.0%
Software	3,970,355	4.2%
Specialty Retail	516,787	0.5%
Technology Hardware, Storage & Peripherals	4,800,823	5.1%
Trading Companies & Distributors	73,934	0.1%
Wireless Telecommunication Services	227,908	0.2%
Other **	59,699,335	63.2%
Total	$94,435,031	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (98.4%)
3M Co. (Industrial Conglomerates)	204	$32,071
Abbott Laboratories (Health Care Equipment & Supplies)	918	41,126
Accenture PLC - Class A (IT Services)	272	29,158
ACE, Ltd. (Insurance)	340	38,604
Adobe Systems, Inc.* (Software)	170	15,072
Aetna, Inc. (Health Care Providers & Services)	204	23,415
Affiliated Managers Group, Inc.* (Capital Markets)	34	6,129
Aflac, Inc. (Insurance)	442	28,178
Agilent Technologies, Inc. (Life Sciences Tools & Services)	340	12,838
AGL Resources, Inc. (Gas Utilities)	68	4,250
Air Products & Chemicals, Inc. (Chemicals)	68	9,451
Airgas, Inc. (Chemicals)	34	3,269
Alcoa, Inc. (Metals & Mining)	1,360	12,145
Allegion PLC (Building Products)	34	2,216
Altera Corp. (Semiconductors & Semiconductor Equipment)	136	7,147
Ameren Corp. (Multi-Utilities)	238	10,396
American Airlines Group, Inc. (Airlines)	204	9,429
American Electric Power Co., Inc. (Electric Utilities)	510	28,892
American Express Co. (Consumer Finance)	374	27,399
American International Group, Inc. (Insurance)	1,326	83,617
AMETEK, Inc. (Electrical Equipment)	102	5,592
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	238	15,917
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	170	10,220
Anthem, Inc. (Health Care Providers & Services)	272	37,849
Aon PLC (Insurance)	136	12,690
Apache Corp. (Oil, Gas & Consumable Fuels)	374	17,627
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	442	7,412
Archer-Daniels-Midland Co. (Food Products)	612	27,943
Assurant, Inc. (Insurance)	68	5,544
AT&T, Inc. (Diversified Telecommunication Services)	6,358	213,057
AutoNation, Inc.* (Specialty Retail)	34	2,148
Avery Dennison Corp. (Containers & Packaging)	102	6,627
Baker Hughes, Inc. (Energy Equipment & Services)	442	23,285
Ball Corp. (Containers & Packaging)	34	2,329
Bank of America Corp. (Banks)	10,812	181,425
Baxalta, Inc. (Biotechnology)	170	5,858
Baxter International, Inc. (Health Care Equipment & Supplies)	238	8,899
BB&T Corp. (Banks)	816	30,314
Bed Bath & Beyond, Inc.* (Specialty Retail)	102	6,082
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,938	263,607
Best Buy Co., Inc. (Specialty Retail)	306	10,719
BlackRock, Inc. (Capital Markets)	34	11,967
BorgWarner, Inc. (Auto Components)	238	10,191
Boston Scientific Corp.* (Health Care Equipment & Supplies)	748	13,673
Bristol-Myers Squibb Co. (Pharmaceuticals)	816	53,815
CA, Inc. (Software)	340	9,421
Cablevision Systems Corp. - Class A (Media)	238	7,756
Cameron International Corp.* (Energy Equipment & Services)	102	6,937
Campbell Soup Co. (Food Products)	68	3,454
Capital One Financial Corp. (Consumer Finance)	544	42,922
Cardinal Health, Inc. (Health Care Providers & Services)	340	27,948
CarMax, Inc.* (Specialty Retail)	102	6,019
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	476	25,742
Caterpillar, Inc. (Machinery)	612	44,669
CBS Corp. - Class B (Media)	238	11,072
CenterPoint Energy, Inc. (Multi-Utilities)	442	8,199
CenturyLink, Inc. (Diversified Telecommunication Services)	578	16,305
CF Industries Holdings, Inc. (Chemicals)	102	5,179
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	544	3,879
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,938	176,126
Cigna Corp. (Health Care Providers & Services)	136	18,229
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	34	4,014
Cincinnati Financial Corp. (Insurance)	136	8,191
Cisco Systems, Inc. (Communications Equipment)	1,904	54,930
Citigroup, Inc. (Banks)	3,094	164,508
CME Group, Inc. (Diversified Financial Services)	340	32,120
CMS Energy Corp. (Multi-Utilities)	272	9,811
Coach, Inc. (Textiles, Apparel & Luxury Goods)	272	8,486
Coca-Cola Enterprises, Inc. (Beverages)	102	5,237
Colgate-Palmolive Co. (Household Products)	374	24,815
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	68	1,412
Comcast Corp. - Class A (Media)	136	8,529
Comcast Corp. - Class A (Media)	714	44,710
Comerica, Inc. (Banks)	170	7,378
Computer Sciences Corp. (IT Services)	136	9,056
ConAgra Foods, Inc. (Food Products)	272	11,030
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,258	67,115
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	238	1,585

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Consolidated Edison, Inc. (Multi-Utilities)	306	$20,120
Corning, Inc. (Electronic Equipment, Instruments & Components)	714	13,280
Costco Wholesale Corp. (Food & Staples Retailing)	442	69,889
Cummins, Inc. (Machinery)	170	17,597
Danaher Corp. (Industrial Conglomerates)	272	25,380
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	102	6,313
Deere & Co. (Machinery)	306	23,868
Delphi Automotive PLC (Auto Components)	306	25,456
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	68	4,138
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	408	17,107
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	68	1,352
Discover Financial Services (Consumer Finance)	136	7,646
Dollar General Corp. (Multiline Retail)	102	6,913
Dominion Resources, Inc. (Multi-Utilities)	340	24,286
Dover Corp. (Machinery)	170	10,953
DTE Energy Co. (Multi-Utilities)	170	13,870
Duke Energy Corp. (Electric Utilities)	714	51,031
E*TRADE Financial Corp.* (Capital Markets)	170	4,847
E.I. du Pont de Nemours & Co. (Chemicals)	476	30,178
Eastman Chemical Co. (Chemicals)	170	12,269
Eaton Corp. PLC (Electrical Equipment)	476	26,613
Edison International (Electric Utilities)	204	12,346
Eli Lilly & Co. (Pharmaceuticals)	408	33,281
EMC Corp. (Technology Hardware, Storage & Peripherals)	578	15,155
Emerson Electric Co. (Electrical Equipment)	680	32,116
Endo International PLC* (Pharmaceuticals)	102	6,119
Ensco PLCADR - Class A (Energy Equipment & Services)	238	3,958
Entergy Corp. (Electric Utilities)	170	11,587
EQT Corp. (Oil, Gas & Consumable Fuels)	68	4,493
Equifax, Inc. (Professional Services)	34	3,623
Eversource Energy (Electric Utilities)	340	17,320
Exelon Corp. (Electric Utilities)	884	24,681
Expeditors International of Washington, Inc. (Air Freight & Logistics)	102	5,079
Express Scripts Holding Co.* (Health Care Providers & Services)	374	32,306
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,284	354,459
Fastenal Co. (Trading Companies & Distributors)	102	3,994
FedEx Corp. (Air Freight & Logistics)	136	21,223
Fidelity National Information Services, Inc. (IT Services)	102	7,438
Fifth Third Bancorp (Banks)	816	15,545
First Horizon National Corp. (Banks)	1	12
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	68	3,881
FirstEnergy Corp. (Electric Utilities)	442	13,790
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	68	1,814
Flowserve Corp. (Machinery)	136	6,305
Fluor Corp. (Construction & Engineering)	136	6,502
FMC Corp. (Chemicals)	136	5,537
FMC Technologies, Inc.* (Energy Equipment & Services)	68	2,300
Ford Motor Co. (Automobiles)	4,012	59,418
Franklin Resources, Inc. (Capital Markets)	204	8,315
Freeport-McMoRan, Inc. (Metals & Mining)	1,088	12,806
Frontier Communications Corp. (Diversified Telecommunication Services)	680	3,495
GameStop Corp. - Class A (Specialty Retail)	102	4,699
Garmin, Ltd. (Household Durables)	68	2,412
General Dynamics Corp. (Aerospace & Defense)	102	15,155
General Electric Co. (Industrial Conglomerates)	10,404	300,884
General Mills, Inc. (Food Products)	306	17,782
General Motors Co. (Automobiles)	1,496	52,225
Genuine Parts Co. (Distributors)	68	6,172
Genworth Financial, Inc.* - Class A (Insurance)	510	2,387
H & R Block, Inc. (Diversified Consumer Services)	102	3,801
Halliburton Co. (Energy Equipment & Services)	884	33,928
Harley-Davidson, Inc. (Automobiles)	102	5,044
Harris Corp. (Communications Equipment)	136	10,762
Hartford Financial Services Group, Inc. (Insurance)	442	20,447
Hasbro, Inc. (Leisure Products)	68	5,224
HCA Holdings, Inc.* (Health Care Providers & Services)	68	4,678
HCP, Inc. (Real Estate Investment Trusts)	204	7,589
Helmerich & Payne, Inc. (Energy Equipment & Services)	102	5,740
Henry Schein, Inc.* (Health Care Providers & Services)	34	5,158
Hess Corp. (Oil, Gas & Consumable Fuels)	238	13,378
Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	1,870	50,415
Honeywell International, Inc. (Aerospace & Defense)	408	42,138
Hormel Foods Corp. (Food Products)	68	4,593
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	510	5,161
Humana, Inc. (Health Care Providers & Services)	136	24,294
Huntington Bancshares, Inc. (Banks)	816	8,952
Illinois Tool Works, Inc. (Machinery)	136	12,504
Ingersoll-Rand PLC (Machinery)	272	16,119
Intercontinental Exchange, Inc. (Diversified Financial Services)	34	8,582
International Business Machines Corp. (IT Services)	918	128,593

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
International Flavors & Fragrances, Inc. (Chemicals)	34	$3,946
International Paper Co. (Paper & Forest Products)	442	18,869
Invesco, Ltd. (Capital Markets)	204	6,767
Jacobs Engineering Group, Inc.* (Construction & Engineering)	136	5,459
Johnson & Johnson (Pharmaceuticals)	1,190	120,226
Johnson Controls, Inc. (Auto Components)	680	30,723
JPMorgan Chase & Co. (Banks)	3,808	244,663
Juniper Networks, Inc. (Communications Equipment)	374	11,740
Kansas City Southern (Road & Rail)	68	5,628
Kellogg Co. (Food Products)	136	9,591
KeyCorp (Banks)	884	10,979
Kimberly-Clark Corp. (Household Products)	170	20,351
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	102	6,846
Kohl’s Corp. (Multiline Retail)	204	9,408
L Brands, Inc. (Specialty Retail)	68	6,527
L-3 Communications Holdings, Inc. (Aerospace & Defense)	68	8,595
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	102	12,519
Leucadia National Corp. (Diversified Financial Services)	340	6,803
Lincoln National Corp. (Insurance)	272	14,555
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	102	4,531
Lockheed Martin Corp. (Aerospace & Defense)	102	22,423
Loews Corp. (Insurance)	306	11,157
LyondellBasell Industries N.V. - Class A (Chemicals)	408	37,907
M&T Bank Corp. (Banks)	136	16,300
Macy’s, Inc. (Multiline Retail)	204	10,400
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	714	13,123
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	544	28,179
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1	49
Marsh & McLennan Cos., Inc. (Insurance)	204	11,371
Masco Corp. (Building Products)	204	5,916
Mattel, Inc. (Leisure Products)	340	8,358
McCormick & Co., Inc. (Food Products)	68	5,711
McDonald’s Corp. (Hotels, Restaurants & Leisure)	476	53,431
McGraw Hill Financial, Inc. (Diversified Financial Services)	102	9,449
McKesson Corp. (Health Care Providers & Services)	136	24,317
Merck & Co., Inc. (Pharmaceuticals)	1,258	68,762
MetLife, Inc. (Insurance)	1,156	58,239
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	68	3,284
Mohawk Industries, Inc.* (Household Durables)	34	6,647
Mondelez International, Inc. - Class A (Food Products)	1,666	76,902
Monsanto Co. (Chemicals)	170	15,847
Morgan Stanley (Capital Markets)	1,564	51,565
Motorola Solutions, Inc. (Communications Equipment)	102	7,137
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	170	4,833
National Oilwell Varco, Inc. (Energy Equipment & Services)	408	15,357
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	136	4,624
Newell Rubbermaid, Inc. (Household Durables)	102	4,328
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	170	6,832
Newmont Mining Corp. (Metals & Mining)	544	10,586
News Corp. - Class A (Media)	408	6,283
News Corp. - Class B (Media)	102	1,579
NextEra Energy, Inc. (Electric Utilities)	238	24,433
NiSource, Inc. (Multi-Utilities)	170	3,257
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	442	15,841
Norfolk Southern Corp. (Road & Rail)	102	8,163
Northern Trust Corp. (Capital Markets)	102	7,180
Northrop Grumman Corp. (Aerospace & Defense)	102	19,151
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	340	4,383
Nucor Corp. (Metals & Mining)	340	14,382
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	782	58,290
Omnicom Group, Inc. (Media)	136	10,189
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	204	6,920
Oracle Corp. (Software)	1,156	44,899
Owens-Illinois, Inc.* (Containers & Packaging)	170	3,664
PACCAR, Inc. (Machinery)	170	8,951
Parker-Hannifin Corp. (Machinery)	136	14,239
Patterson Cos., Inc. (Health Care Providers & Services)	34	1,612
Paychex, Inc. (IT Services)	136	7,015
PayPal Holdings, Inc.* (Internet Software & Services)	374	13,468
Pentair PLC (Machinery)	170	9,506
People’s United Financial, Inc. (Banks)	306	4,881
Pepco Holdings, Inc. (Electric Utilities)	272	7,243
PepsiCo, Inc. (Beverages)	612	62,540
PerkinElmer, Inc. (Life Sciences Tools & Services)	34	1,756
Perrigo Co. PLC (Pharmaceuticals)	68	10,726
Pfizer, Inc. (Pharmaceuticals)	6,358	215,027
PG&E Corp. (Multi-Utilities)	510	27,234
Philip Morris International, Inc. (Tobacco)	714	63,118
Phillips 66 (Oil, Gas & Consumable Fuels)	510	45,416

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pinnacle West Capital Corp. (Electric Utilities)	102	$6,478
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	34	4,663
Pitney Bowes, Inc. (Commercial Services & Supplies)	204	4,213
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	102	4,155
PNC Financial Services Group, Inc. (Banks)	544	49,101
PPG Industries, Inc. (Chemicals)	102	10,635
PPL Corp. (Electric Utilities)	680	23,392
Praxair, Inc. (Chemicals)	136	15,108
Precision Castparts Corp. (Aerospace & Defense)	68	15,695
Principal Financial Group, Inc. (Insurance)	272	13,644
Prologis, Inc. (Real Estate Investment Trusts)	544	23,246
Prudential Financial, Inc. (Insurance)	476	39,270
Public Service Enterprise Group, Inc. (Multi-Utilities)	510	21,058
PulteGroup, Inc. (Household Durables)	170	3,116
PVH Corp. (Textiles, Apparel & Luxury Goods)	102	9,277
Quanta Services, Inc.* (Construction & Engineering)	102	2,051
Quest Diagnostics, Inc. (Health Care Providers & Services)	136	9,241
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	34	3,766
Raytheon Co. (Aerospace & Defense)	306	35,924
Regions Financial Corp. (Banks)	748	6,994
Republic Services, Inc. (Commercial Services & Supplies)	238	10,410
Rockwell Automation, Inc. (Electrical Equipment)	68	7,423
Rockwell Collins, Inc. (Aerospace & Defense)	34	2,948
Roper Technologies, Inc. (Industrial Conglomerates)	34	6,336
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	68	6,688
Ryder System, Inc. (Road & Rail)	68	4,881
salesforce.com, Inc.* (Software)	204	15,853
SCANA Corp. (Multi-Utilities)	136	8,054
Schlumberger, Ltd. (Energy Equipment & Services)	680	53,148
Sealed Air Corp. (Containers & Packaging)	68	3,340
Sempra Energy (Multi-Utilities)	102	10,446
SL Green Realty Corp. (Real Estate Investment Trusts)	34	4,033
Snap-on, Inc. (Machinery)	34	5,640
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	408	4,504
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	340	9,714
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	102	6,509
Stanley Black & Decker, Inc. (Machinery)	170	18,017
Staples, Inc. (Specialty Retail)	680	8,833
Starbucks Corp. (Hotels, Restaurants & Leisure)	510	31,911
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	68	5,431
State Street Corp. (Capital Markets)	408	28,152
SunTrust Banks, Inc. (Banks)	544	22,587
Symantec Corp. (Software)	306	6,304
Sysco Corp. (Food & Staples Retailing)	578	23,843
T. Rowe Price Group, Inc. (Capital Markets)	102	7,713
Target Corp. (Multiline Retail)	646	49,858
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	238	15,337
TECO Energy, Inc. (Multi-Utilities)	238	6,426
TEGNA, Inc. (Media)	238	6,436
Tenet Healthcare Corp.* (Health Care Providers & Services)	68	2,133
Teradata Corp.* (IT Services)	68	1,911
Tesoro Corp. (Oil, Gas & Consumable Fuels)	136	14,542
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	374	21,214
Textron, Inc. (Aerospace & Defense)	170	7,169
The ADT Corp. (Commercial Services & Supplies)	170	5,617
The AES Corp. (Independent Power and Renewable Electricity Producers)	714	7,818
The Allstate Corp. (Insurance)	238	14,727
The Bank of New York Mellon Corp. (Capital Markets)	1,156	48,147
The Boeing Co. (Aerospace & Defense)	340	50,344
The Charles Schwab Corp. (Capital Markets)	442	13,490
The Chubb Corp. (Insurance)	238	30,785
The Clorox Co. (Household Products)	68	8,292
The Coca-Cola Co. (Beverages)	1,768	74,875
The Dow Chemical Co. (Chemicals)	1,190	61,487
The Estee Lauder Cos., Inc. - Class A (Personal Products)	102	8,207
The Gap, Inc. (Specialty Retail)	136	3,702
The Goldman Sachs Group, Inc. (Capital Markets)	408	76,500
The Goodyear Tire & Rubber Co. (Auto Components)	272	8,932
The Hershey Co. (Food Products)	68	6,031
The Interpublic Group of Cos., Inc. (Media)	204	4,678
The JM Smucker Co. - Class A (Food Products)	102	11,974
The Kraft Heinz Co. (Food Products)	306	23,859
The Kroger Co. (Food & Staples Retailing)	544	20,563
The Mosaic Co. (Chemicals)	340	11,489
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	136	7,873
The Procter & Gamble Co. (Household Products)	1,428	109,070
The Progressive Corp. (Insurance)	612	20,276
The Southern Co. (Electric Utilities)	952	42,935

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The TJX Cos., Inc. (Specialty Retail)	238	$17,420
The Travelers Cos., Inc. (Insurance)	306	34,544
The Western Union Co. (IT Services)	238	4,582
Tiffany & Co. (Specialty Retail)	34	2,803
Time Warner Cable, Inc. (Media)	102	19,319
Torchmark Corp. (Insurance)	136	7,889
Total System Services, Inc. (IT Services)	68	3,567
Transocean, Ltd. (Energy Equipment & Services)	340	5,382
Twenty-First Century Fox, Inc. - Class A (Media)	544	16,695
Twenty-First Century Fox, Inc. - Class B (Media)	204	6,300
Tyco International PLC (Commercial Services & Supplies)	238	8,673
Tyson Foods, Inc. - Class A (Food Products)	306	13,574
U.S. Bancorp (Banks)	884	37,287
United Continental Holdings, Inc.* (Airlines)	204	12,303
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	306	31,524
United Technologies Corp. (Aerospace & Defense)	850	83,649
UnitedHealth Group, Inc. (Health Care Providers & Services)	510	60,068
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	34	4,151
Unum Group (Insurance)	238	8,247
Urban Outfitters, Inc.* (Specialty Retail)	102	2,917
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	510	33,619
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	34	2,670
Verisk Analytics, Inc.* - Class A (Professional Services)	34	2,435
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,182	196,052
Vertex Pharmaceuticals, Inc.* (Biotechnology)	68	8,483
Viacom, Inc. - Class B (Media)	170	8,383
Vornado Realty Trust (Real Estate Investment Trusts)	68	6,837
Vulcan Materials Co. (Construction Materials)	68	6,567
W.W. Grainger, Inc. (Trading Companies & Distributors)	34	7,140
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	918	77,736
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,632	93,415
Waste Management, Inc. (Commercial Services & Supplies)	204	10,966
Waters Corp.* (Life Sciences Tools & Services)	34	4,345
WEC Energy Group, Inc. (Multi-Utilities)	170	8,765
Wells Fargo & Co. (Banks)	2,890	156,465
WestRock Co. (Containers & Packaging)	272	14,622
Weyerhaeuser Co. (Real Estate Investment Trusts)	170	4,986
Whirlpool Corp. (Household Durables)	68	10,889
Whole Foods Market, Inc. (Food & Staples Retailing)	374	11,205
Xcel Energy, Inc. (Electric Utilities)	510	18,171
Xerox Corp. (IT Services)	1,020	9,578
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	136	6,476
XL Group PLC (Insurance)	306	11,652
Xylem, Inc. (Machinery)	204	7,428
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	204	14,466
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	68	7,111
Zions Bancorp (Banks)	204	5,869
TOTAL COMMON STOCKS (Cost $7,061,720)		8,657,969

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $32,000	$32,000	32,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,000)		32,000
TOTAL INVESTMENT SECURITIES (Cost $7,093,720) - 98.8%		8,689,969
Net other assets (liabilities) - 1.2%		108,530

NET ASSETS - 100.0%		$8,798,499

*                             Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$303,191	3.4%
Air Freight & Logistics	57,826	0.7%
Airlines	21,732	0.2%
Auto Components	75,302	0.9%
Automobiles	116,687	1.3%
Banks	963,260	11.0%
Beverages	142,652	1.6%
Biotechnology	14,341	0.2%
Building Products	8,132	0.1%
Capital Markets	270,772	3.1%
Chemicals	222,302	2.5%
Commercial Services & Supplies	39,879	0.5%
Communications Equipment	84,569	1.0%
Construction & Engineering	14,012	0.2%
Construction Materials	6,567	0.1%
Consumer Finance	77,967	0.9%
Containers & Packaging	30,582	0.3%
Distributors	6,172	0.1%
Diversified Consumer Services	3,801	NM
Diversified Financial Services	328,434	3.7%
Diversified Telecommunication Services	428,909	4.9%
Electric Utilities	282,299	3.2%
Electrical Equipment	71,744	0.8%
Electronic Equipment, Instruments & Components	30,431	0.3%
Energy Equipment & Services	151,387	1.7%
Food & Staples Retailing	296,652	3.4%
Food Products	212,444	2.4%
Gas Utilities	4,250	NM
Health Care Equipment & Supplies	84,126	1.0%
Health Care Providers & Services	287,918	3.3%
Hotels, Restaurants & Leisure	144,031	1.6%
Household Durables	27,392	0.3%
Household Products	162,528	1.8%
Independent Power and Renewable Electricity Producers	12,201	0.1%
Industrial Conglomerates	364,671	4.1%
Insurance	476,014	5.4%
Internet Software & Services	13,468	0.2%
IT Services	200,898	2.3%
Leisure Products	13,582	0.2%
Life Sciences Tools & Services	18,939	0.2%
Machinery	195,796	2.2%
Media	151,928	1.7%
Metals & Mining	49,919	0.6%
Multiline Retail	76,579	0.9%
Multi-Utilities	171,922	2.0%
Oil, Gas & Consumable Fuels	923,587	10.5%
Paper & Forest Products	18,869	0.2%
Personal Products	8,207	0.1%
Pharmaceuticals	507,957	5.8%
Professional Services	6,058	0.1%
Real Estate Investment Trusts	50,846	0.6%
Road & Rail	18,672	0.2%
Semiconductors & Semiconductor Equipment	71,011	0.8%
Software	91,549	1.0%
Specialty Retail	71,869	0.8%
Technology Hardware, Storage & Peripherals	70,194	0.8%
Textiles, Apparel & Luxury Goods	21,529	0.2%
Thrifts & Mortgage Finance	5,161	0.1%
Tobacco	63,118	0.7%
Trading Companies & Distributors	11,134	0.1%
Other **	140,530	1.6%
Total	$8,798,499	100.0%

See accompanying notes to schedules of portfolio investments.

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (99.7%)
3M Co. (Industrial Conglomerates)	2,314	$363,783
Abbott Laboratories (Health Care Equipment & Supplies)	3,382	151,514
AbbVie, Inc. (Pharmaceuticals)	9,434	561,795
Accenture PLC - Class A (IT Services)	1,958	209,898
Activision Blizzard, Inc. (Software)	2,848	98,996
Adobe Systems, Inc.* (Software)	1,958	173,596
Advance Auto Parts, Inc. (Specialty Retail)	356	70,641
Aetna, Inc. (Health Care Providers & Services)	890	102,154
Affiliated Managers Group, Inc.* (Capital Markets)	178	32,086
AGL Resources, Inc. (Gas Utilities)	356	22,250
Air Products & Chemicals, Inc. (Chemicals)	712	98,954
Airgas, Inc. (Chemicals)	178	17,116
Akamai Technologies, Inc.* (Internet Software & Services)	1,068	64,956
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,246	219,296
Allegion PLC (Building Products)	356	23,201
Allergan PLC* (Pharmaceuticals)	2,136	658,892
Alliance Data Systems Corp.* (IT Services)	356	105,842
Alphabet, Inc.* - Class A (Internet Software & Services)	1,602	1,181,299
Alphabet, Inc.* - Class C (Internet Software & Services)	1,602	1,138,718
Altera Corp. (Semiconductors & Semiconductor Equipment)	890	46,770
Altria Group, Inc. (Tobacco)	11,036	667,347
Amazon.com, Inc.* (Internet & Catalog Retail)	2,136	1,336,923
American Airlines Group, Inc. (Airlines)	2,670	123,407
American Express Co. (Consumer Finance)	2,848	208,644
American Tower Corp. (Real Estate Investment Trusts)	2,314	236,559
Ameriprise Financial, Inc. (Capital Markets)	1,068	123,204
AmerisourceBergen Corp. (Health Care Providers & Services)	1,246	120,251
AMETEK, Inc. (Electrical Equipment)	890	48,790
Amgen, Inc. (Biotechnology)	4,272	675,745
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,780	96,511
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,424	95,237
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	890	53,507
Aon PLC (Insurance)	890	83,046
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	890	34,879
Apple, Inc. (Technology Hardware, Storage & Peripherals)	32,218	3,850,050
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,272	71,641
Autodesk, Inc.* (Software)	1,246	68,767
Automatic Data Processing, Inc. (IT Services)	2,670	232,263
AutoNation, Inc.* (Specialty Retail)	178	11,248
AutoZone, Inc.* (Specialty Retail)	178	139,625
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,424	175,337
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	712	124,479
Ball Corp. (Containers & Packaging)	534	36,579
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	356	66,341
Baxalta, Inc. (Biotechnology)	2,136	73,607
Baxter International, Inc. (Health Care Equipment & Supplies)	1,780	66,554
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,246	177,579
Bed Bath & Beyond, Inc.* (Specialty Retail)	534	31,842
Biogen, Inc.* (Biotechnology)	1,246	361,975
BlackRock, Inc. (Capital Markets)	534	187,952
Boston Properties, Inc. (Real Estate Investment Trusts)	890	112,007
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,560	65,077
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,984	328,695
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,204	164,686
Brown-Forman Corp. - Class B (Beverages)	712	75,600
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	890	61,748
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,314	50,237
Cameron International Corp.* (Energy Equipment & Services)	534	36,317
Campbell Soup Co. (Food Products)	534	27,122
CarMax, Inc.* (Specialty Retail)	534	31,511
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,602	59,723
CBS Corp. - Class B (Media)	1,068	49,683
Celgene Corp.* (Biotechnology)	4,450	546,060
Cerner Corp.* (Health Care Technology)	1,780	117,996
CF Industries Holdings, Inc. (Chemicals)	712	36,148
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	178	113,961
Cigna Corp. (Health Care Providers & Services)	712	95,436
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	356	42,029
Cintas Corp. (Commercial Services & Supplies)	534	49,710
Cisco Systems, Inc. (Communications Equipment)	18,334	528,936
Citrix Systems, Inc.* (Software)	890	73,069
Coca-Cola Enterprises, Inc. (Beverages)	534	27,416
Cognizant Technology Solutions Corp.* (IT Services)	3,382	230,348
Colgate-Palmolive Co. (Household Products)	3,026	200,775
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	1,424	29,576
Comcast Corp. - Class A (Media)	8,010	501,586
Comcast Corp. - Class A (Media)	1,424	89,299

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ConAgra Foods, Inc. (Food Products)	890	$36,090
Constellation Brands, Inc. (Beverages)	890	119,972
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,026	56,284
Crown Castle International Corp. (Real Estate Investment Trusts)	1,958	167,331
CSX Corp. (Road & Rail)	5,518	148,930
CVS Health Corp. (Food & Staples Retailing)	6,230	615,399
D.R. Horton, Inc. (Household Durables)	1,780	52,403
Danaher Corp. (Industrial Conglomerates)	1,958	182,701
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	890	68,984
Delta Air Lines, Inc. (Airlines)	4,450	226,239
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	534	32,494
Discover Financial Services (Consumer Finance)	1,780	100,072
Discovery Communications, Inc.* - Class A (Media)	890	26,202
Discovery Communications, Inc.* - Class C (Media)	1,424	39,188
Dollar General Corp. (Multiline Retail)	1,068	72,378
Dollar Tree, Inc.* (Multiline Retail)	1,246	81,601
Dominion Resources, Inc. (Multi-Utilities)	1,602	114,432
Dr. Pepper Snapple Group, Inc. (Beverages)	1,068	95,447
E*TRADE Financial Corp.* (Capital Markets)	712	20,299
E.I. du Pont de Nemours & Co. (Chemicals)	2,492	157,993
eBay, Inc.* (Internet Software & Services)	6,408	178,783
Ecolab, Inc. (Chemicals)	1,424	171,378
Edison International (Electric Utilities)	890	53,863
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	534	83,918
Electronic Arts, Inc.* (Software)	1,780	128,285
Eli Lilly & Co. (Pharmaceuticals)	3,382	275,870
EMC Corp. (Technology Hardware, Storage & Peripherals)	7,654	200,688
Endo International PLC* (Pharmaceuticals)	712	42,713
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	3,026	259,782
EQT Corp. (Oil, Gas & Consumable Fuels)	534	35,281
Equifax, Inc. (Professional Services)	534	56,908
Equinix, Inc. (Real Estate Investment Trusts)	356	105,618
Equity Residential (Real Estate Investment Trusts)	2,136	165,156
Essex Property Trust, Inc. (Real Estate Investment Trusts)	356	78,477
Expedia, Inc. (Internet & Catalog Retail)	534	72,784
Expeditors International of Washington, Inc. (Air Freight & Logistics)	534	26,588
Express Scripts Holding Co.* (Health Care Providers & Services)	1,780	153,756
F5 Networks, Inc.* (Communications Equipment)	356	39,231
Facebook, Inc.* - Class A (Internet Software & Services)	12,816	1,306,847
Fastenal Co. (Trading Companies & Distributors)	1,068	41,823
FedEx Corp. (Air Freight & Logistics)	890	138,885
Fidelity National Information Services, Inc. (IT Services)	1,068	77,879
First Horizon National Corp. (Banks)	1	11
Fiserv, Inc.* (IT Services)	1,246	120,251
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	356	9,495
FMC Technologies, Inc.* (Energy Equipment & Services)	890	30,109
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	178	9,685
Franklin Resources, Inc. (Capital Markets)	1,068	43,532
Frontier Communications Corp. (Diversified Telecommunication Services)	2,848	14,639
Garmin, Ltd. (Household Durables)	356	12,627
General Dynamics Corp. (Aerospace & Defense)	1,068	158,683
General Growth Properties, Inc. (Real Estate Investment Trusts)	3,382	97,909
General Mills, Inc. (Food Products)	1,780	103,436
Genuine Parts Co. (Distributors)	534	48,466
Gilead Sciences, Inc. (Biotechnology)	8,366	904,615
H & R Block, Inc. (Diversified Consumer Services)	1,068	39,794
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,314	73,909
Harley-Davidson, Inc. (Automobiles)	712	35,208
Harman International Industries, Inc. (Household Durables)	356	39,146
Hasbro, Inc. (Leisure Products)	356	27,351
HCA Holdings, Inc.* (Health Care Providers & Services)	1,424	97,957
HCP, Inc. (Real Estate Investment Trusts)	1,424	52,973
Henry Schein, Inc.* (Health Care Providers & Services)	356	54,009
Honeywell International, Inc. (Aerospace & Defense)	2,314	238,990
Hormel Foods Corp. (Food Products)	356	24,048
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	4,272	74,034
Illinois Tool Works, Inc. (Machinery)	1,068	98,193
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,878	910,090
Intercontinental Exchange, Inc. (Diversified Financial Services)	356	89,854
International Flavors & Fragrances, Inc. (Chemicals)	178	20,659
Intuit, Inc. (Software)	1,602	156,083
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	178	88,395
Invesco, Ltd. (Capital Markets)	1,424	47,234
Iron Mountain, Inc. (Real Estate Investment Trusts)	1,068	32,724

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
J.B. Hunt Transport Services, Inc. (Road & Rail)	534	$40,782
Johnson & Johnson (Pharmaceuticals)	9,078	917,151
Kansas City Southern (Road & Rail)	356	29,463
Kellogg Co. (Food Products)	712	50,210
Keurig Green Mountain, Inc. (Food Products)	712	36,134
Kimberly-Clark Corp. (Household Products)	1,068	127,850
Kimco Realty Corp. (Real Estate Investment Trusts)	2,314	61,946
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	10,146	277,494
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	356	23,895
L Brands, Inc. (Specialty Retail)	1,068	102,507
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	890	68,165
Legg Mason, Inc. (Capital Markets)	534	23,897
Leggett & Platt, Inc. (Household Durables)	712	32,061
Lennar Corp. - Class A (Household Durables)	1,068	53,475
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	1,602	81,622
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	712	31,627
Lockheed Martin Corp. (Aerospace & Defense)	1,068	234,778
Lowe’s Cos., Inc. (Specialty Retail)	5,162	381,110
Macy’s, Inc. (Multiline Retail)	890	45,372
Mallinckrodt PLC* (Pharmaceuticals)	712	46,757
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,069	82,055
Marsh & McLennan Cos., Inc. (Insurance)	1,780	99,217
Martin Marietta Materials, Inc. (Construction Materials)	356	55,233
Masco Corp. (Building Products)	890	25,810
MasterCard, Inc. - Class A (IT Services)	5,696	563,847
McCormick & Co., Inc. (Food Products)	356	29,897
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,848	319,688
McGraw Hill Financial, Inc. (Diversified Financial Services)	890	82,450
McKesson Corp. (Health Care Providers & Services)	534	95,479
Mead Johnson Nutrition Co. - Class A (Food Products)	1,068	87,576
Medtronic PLC (Health Care Equipment & Supplies)	8,010	592,098
Merck & Co., Inc. (Pharmaceuticals)	9,078	496,203
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,068	41,268
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	712	34,382
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,052	100,221
Microsoft Corp. (Software)	45,212	2,379,960
Mohawk Industries, Inc.* (Household Durables)	178	34,799
Molson Coors Brewing Co. - Class B (Beverages)	890	78,409
Monsanto Co. (Chemicals)	1,780	165,932
Monster Beverage Corp.* (Beverages)	890	121,325
Moody’s Corp. (Diversified Financial Services)	1,068	102,699
Motorola Solutions, Inc. (Communications Equipment)	356	24,909
Mylan NV* (Pharmaceuticals)	2,314	102,024
Navient Corp. (Consumer Finance)	2,136	28,174
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	890	30,260
Netflix, Inc.* (Internet & Catalog Retail)	2,492	270,083
Newell Rubbermaid, Inc. (Household Durables)	1,068	45,315
NextEra Energy, Inc. (Electric Utilities)	1,246	127,914
Nielsen Holdings PLC (Professional Services)	2,136	101,482
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	3,916	513,114
NiSource, Inc. (Multi-Utilities)	890	17,052
Nordstrom, Inc. (Multiline Retail)	712	46,430
Norfolk Southern Corp. (Road & Rail)	1,068	85,472
Northern Trust Corp. (Capital Markets)	534	37,588
Northrop Grumman Corp. (Aerospace & Defense)	534	100,259
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,848	80,798
Omnicom Group, Inc. (Media)	712	53,343
Oracle Corp. (Software)	12,104	470,119
O’Reilly Automotive, Inc.* (Specialty Retail)	534	147,523
PACCAR, Inc. (Machinery)	1,068	56,230
Patterson Cos., Inc. (Health Care Providers & Services)	356	16,874
Paychex, Inc. (IT Services)	1,246	64,269
PayPal Holdings, Inc.* (Internet Software & Services)	4,272	153,835
PepsiCo, Inc. (Beverages)	4,984	509,315
PerkinElmer, Inc. (Life Sciences Tools & Services)	356	18,384
Perrigo Co. PLC (Pharmaceuticals)	356	56,155
Philip Morris International, Inc. (Tobacco)	4,806	424,850
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	534	73,233
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	534	21,755
PPG Industries, Inc. (Chemicals)	1,068	111,350
Praxair, Inc. (Chemicals)	890	98,870
Precision Castparts Corp. (Aerospace & Defense)	356	82,168
Public Storage (Real Estate Investment Trusts)	890	204,219
PulteGroup, Inc. (Household Durables)	890	16,314
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	890	39,098

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
QUALCOMM, Inc. (Communications Equipment)	8,900	$528,838
Quanta Services, Inc.* (Construction & Engineering)	534	10,739
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	178	19,717
Range Resources Corp. (Oil, Gas & Consumable Fuels)	890	27,092
Realty Income Corp. (Real Estate Investment Trusts)	1,246	61,627
Red Hat, Inc.* (Software)	1,068	84,489
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	356	198,431
Regions Financial Corp. (Banks)	3,382	31,622
Reynolds American, Inc. (Tobacco)	4,628	223,625
Robert Half International, Inc. (Professional Services)	712	37,494
Rockwell Automation, Inc. (Electrical Equipment)	356	38,861
Rockwell Collins, Inc. (Aerospace & Defense)	534	46,308
Roper Technologies, Inc. (Industrial Conglomerates)	356	66,341
Ross Stores, Inc. (Specialty Retail)	2,314	117,042
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	534	52,519
salesforce.com, Inc.* (Software)	2,314	179,821
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	1,068	82,236
Schlumberger, Ltd. (Energy Equipment & Services)	3,382	264,337
Scripps Networks Interactive, Inc. - Class A (Media)	534	32,083
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,780	67,747
Sealed Air Corp. (Containers & Packaging)	712	34,973
Sempra Energy (Multi-Utilities)	712	72,916
Sigma-Aldrich Corp. (Chemicals)	712	99,481
Signet Jewelers, Ltd. (Specialty Retail)	534	80,602
Simon Property Group, Inc. (Real Estate Investment Trusts)	1,780	358,598
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,068	82,492
SL Green Realty Corp. (Real Estate Investment Trusts)	356	42,229
Snap-on, Inc. (Machinery)	178	29,528
Southwest Airlines Co. (Airlines)	3,738	173,032
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,958	55,940
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	1,068	68,149
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,696	356,399
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	534	42,651
Stericycle, Inc.* (Commercial Services & Supplies)	534	64,812
Stryker Corp. (Health Care Equipment & Supplies)	1,780	170,204
Symantec Corp. (Software)	2,136	44,002
T. Rowe Price Group, Inc. (Capital Markets)	890	67,302
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,068	68,822
Tenet Healthcare Corp.* (Health Care Providers & Services)	356	11,168
Teradata Corp.* (IT Services)	356	10,007
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,738	212,019
Textron, Inc. (Aerospace & Defense)	712	30,025
The Allstate Corp. (Insurance)	890	55,073
The Boeing Co. (Aerospace & Defense)	1,780	263,565
The Charles Schwab Corp. (Capital Markets)	4,450	135,814
The Clorox Co. (Household Products)	356	43,411
The Coca-Cola Co. (Beverages)	12,460	527,681
The Dun & Bradstreet Corp. (Professional Services)	178	20,269
The Estee Lauder Cos., Inc. - Class A (Personal Products)	712	57,288
The Gap, Inc. (Specialty Retail)	534	14,535
The Hershey Co. (Food Products)	534	47,360
The Home Depot, Inc. (Specialty Retail)	7,298	902,326
The Interpublic Group of Cos., Inc. (Media)	1,068	24,489
The Kraft Heinz Co. (Food Products)	1,602	124,907
The Kroger Co. (Food & Staples Retailing)	2,492	94,198
The Macerich Co. (Real Estate Investment Trusts)	712	60,335
The Priceline Group, Inc.* (Internet & Catalog Retail)	356	517,709
The Procter & Gamble Co. (Household Products)	7,476	571,017
The Sherwin-Williams Co. (Chemicals)	534	142,487
The TJX Cos., Inc. (Specialty Retail)	2,492	182,389
The Walt Disney Co. (Media)	8,722	992,040
The Western Union Co. (IT Services)	1,602	30,839
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	3,916	154,447
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,314	302,625
Tiffany & Co. (Specialty Retail)	356	29,349
Time Warner Cable, Inc. (Media)	1,068	202,279
Time Warner, Inc. (Media)	4,628	348,674
Total System Services, Inc. (IT Services)	712	37,344
Tractor Supply Co. (Specialty Retail)	712	65,782
TripAdvisor, Inc.* (Internet & Catalog Retail)	712	59,651
Twenty-First Century Fox, Inc. - Class A (Media)	3,916	120,182
Twenty-First Century Fox, Inc. - Class B (Media)	1,424	43,973
Tyco International PLC (Commercial Services & Supplies)	1,246	45,404
U.S. Bancorp (Banks)	4,450	187,701

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,068	$101,545
Union Pacific Corp. (Road & Rail)	4,984	445,319
United Continental Holdings, Inc.* (Airlines)	1,068	64,411
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,314	238,388
United Rentals, Inc.* (Trading Companies & Distributors)	534	39,975
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,670	314,474
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	356	43,464
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,958	132,204
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	356	27,957
Ventas, Inc. (Real Estate Investment Trusts)	1,958	105,184
VeriSign, Inc.* (Internet Software & Services)	534	43,040
Verisk Analytics, Inc.* - Class A (Professional Services)	712	50,986
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,068	133,222
Viacom, Inc. - Class B (Media)	1,068	52,663
Visa, Inc. - Class A (IT Services)	11,036	856,173
Vornado Realty Trust (Real Estate Investment Trusts)	534	53,694
Vulcan Materials Co. (Construction Materials)	534	51,574
W.W. Grainger, Inc. (Trading Companies & Distributors)	178	37,380
Waste Management, Inc. (Commercial Services & Supplies)	1,246	66,985
Waters Corp.* (Life Sciences Tools & Services)	356	45,497
WEC Energy Group, Inc. (Multi-Utilities)	890	45,888
Wells Fargo & Co. (Banks)	10,502	568,578
Welltower, Inc. (Real Estate Investment Trusts)	1,958	127,015
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,246	83,258
Weyerhaeuser Co. (Real Estate Investment Trusts)	2,136	62,649
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	712	57,921
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	534	37,353
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	712	33,905
Yahoo!, Inc.* (Internet Software & Services)	4,984	177,530
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,424	100,976
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	712	74,454
Zoetis, Inc. (Pharmaceuticals)	2,670	114,837
TOTAL COMMON STOCKS (Cost $47,516,044)		56,153,042
TOTAL INVESTMENT SECURITIES (Cost $47,516,044) - 99.7%		56,153,042
Net other assets (liabilities) - 0.3%		154,106

NET ASSETS - 100.0%		$56,307,148

*               Non-income producing security

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$1,154,777	2.1%
Air Freight & Logistics	465,609	0.8%
Airlines	587,089	1.0%
Automobiles	35,208	0.1%
Banks	787,912	1.4%
Beverages	1,555,165	2.8%
Biotechnology	3,112,951	5.5%
Building Products	49,011	0.1%
Capital Markets	718,908	1.3%
Chemicals	1,120,368	2.0%
Commercial Services & Supplies	226,911	0.4%
Communications Equipment	1,121,914	2.0%
Construction & Engineering	10,739	NM
Construction Materials	106,807	0.2%
Consumer Finance	336,890	0.6%
Containers & Packaging	71,552	0.1%
Distributors	48,466	0.1%
Diversified Consumer Services	39,794	0.1%
Diversified Financial Services	275,003	0.5%
Diversified Telecommunication Services	96,261	0.2%
Electric Utilities	181,777	0.3%
Electrical Equipment	87,651	0.2%
Electronic Equipment, Instruments & Components	231,112	0.4%
Energy Equipment & Services	330,763	0.6%
Food & Staples Retailing	709,597	1.3%
Food Products	566,780	1.0%
Gas Utilities	22,250	NM
Health Care Equipment & Supplies	1,664,734	3.0%
Health Care Providers & Services	1,174,006	2.1%
Health Care Technology	117,996	0.2%
Hotels, Restaurants & Leisure	1,163,523	2.1%
Household Durables	286,140	0.5%
Household Products	943,053	1.7%
Industrial Conglomerates	612,826	1.1%
Insurance	237,336	0.4%
Internet & Catalog Retail	2,257,150	4.0%
Internet Software & Services	4,245,007	7.4%
IT Services	2,538,960	4.5%
Leisure Products	27,351	NM
Life Sciences Tools & Services	366,506	0.7%
Machinery	183,951	0.3%
Media	2,575,685	4.6%
Multiline Retail	245,781	0.4%
Multi-Utilities	250,288	0.4%
Oil, Gas & Consumable Fuels	1,100,348	2.0%
Personal Products	57,288	0.1%
Pharmaceuticals	3,601,091	6.4%
Professional Services	267,139	0.5%
Real Estate Investment Trusts	2,441,396	4.3%
Real Estate Management & Development	59,723	0.1%
Road & Rail	749,967	1.3%
Semiconductors & Semiconductor Equipment	2,128,633	3.8%
Software	3,857,187	6.9%
Specialty Retail	2,308,032	4.1%
Technology Hardware, Storage & Peripherals	4,314,238	7.6%
Textiles, Apparel & Luxury Goods	891,442	1.6%
Tobacco	1,315,822	2.3%
Trading Companies & Distributors	119,178	0.2%
Other **	154,106	0.3%
Total	$56,307,148	100.0%

See accompanying notes to schedules of portfolio investments.

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (100.9%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	308	$3,098
A.O. Smith Corp. (Building Products)	176	13,520
Aaron’s, Inc. (Specialty Retail)	440	10,855
Abercrombie & Fitch Co. - Class A (Specialty Retail)	484	10,256
Acxiom Corp.* (IT Services)	528	11,679
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,334	9,188
AECOM* (Construction & Engineering)	1,034	30,471
AGCO Corp. (Machinery)	506	24,484
Albemarle Corp. (Chemicals)	770	41,210
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	154	13,820
Alleghany Corp.* (Insurance)	66	32,754
Allegheny Technologies, Inc. (Metals & Mining)	748	10,996
Alliant Energy Corp. (Multi-Utilities)	770	45,446
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,298	18,250
American Campus Communities, Inc. (Real Estate Investment Trusts)	242	9,818
American Eagle Outfitters, Inc. (Specialty Retail)	1,232	18,825
American Financial Group, Inc. (Insurance)	484	34,940
AmSurg Corp.* (Health Care Providers & Services)	132	9,252
ANSYS, Inc.* (Software)	220	20,968
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	682	4,951
AptarGroup, Inc. (Containers & Packaging)	440	32,366
Aqua America, Inc. (Water Utilities)	506	14,472
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	638	35,083
Arthur J. Gallagher & Co. (Insurance)	418	18,279
Ascena Retail Group, Inc.* (Specialty Retail)	1,166	15,531
Ashland, Inc. (Chemicals)	242	26,552
Aspen Insurance Holdings, Ltd. (Insurance)	418	20,319
Associated Banc-Corp. (Banks)	1,034	19,998
Atmel Corp. (Semiconductors & Semiconductor Equipment)	2,860	21,736
Atmos Energy Corp. (Gas Utilities)	704	44,351
Atwood Oceanics, Inc. (Energy Equipment & Services)	396	6,554
Avnet, Inc. (Electronic Equipment, Instruments & Components)	924	41,976
Avon Products, Inc. (Personal Products)	2,992	12,058
BancorpSouth, Inc. (Banks)	594	14,808
Bank of Hawaii Corp. (Banks)	308	20,168
BE Aerospace, Inc. (Aerospace & Defense)	264	12,395
Belden, Inc. (Electronic Equipment, Instruments & Components)	132	8,452
Bemis Co., Inc. (Containers & Packaging)	660	30,215
Big Lots, Inc. (Multiline Retail)	176	8,114
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	682	15,966
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	132	18,411
Bio-Techne Corp. (Life Sciences Tools & Services)	88	7,762
Black Hills Corp. (Multi-Utilities)	308	14,100
Broadridge Financial Solutions, Inc. (IT Services)	264	15,729
Brown & Brown, Inc. (Insurance)	286	9,229
Cabela’s, Inc.* (Specialty Retail)	352	13,788
Cable One, Inc.* (Media)	22	9,536
Cabot Corp. (Chemicals)	440	15,814
California Resources Corp. (Oil, Gas & Consumable Fuels)	792	3,200
Carlisle Cos., Inc. (Industrial Conglomerates)	242	21,054
Carpenter Technology Corp. (Metals & Mining)	330	10,992
Casey’s General Stores, Inc. (Food & Staples Retailing)	264	28,042
Cathay General Bancorp (Banks)	528	16,526
CDK Global, Inc. (Software)	352	17,526
Chico’s FAS, Inc. (Specialty Retail)	946	13,074
Ciena Corp.* (Communications Equipment)	814	19,650
Cinemark Holdings, Inc. (Media)	352	12,475
CLARCOR, Inc. (Machinery)	132	6,582
Clean Harbors, Inc.* (Commercial Services & Supplies)	374	17,387
Cleco Corp. (Electric Utilities)	418	22,154
CNO Financial Group, Inc. (Insurance)	1,320	25,357
Commerce Bancshares, Inc. (Banks)	550	25,053
Commercial Metals Co. (Metals & Mining)	792	11,381
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	242	4,862
Community Health Systems, Inc.* (Health Care Providers & Services)	814	22,825
CommVault Systems, Inc.* (Software)	132	5,349
Compass Minerals International, Inc. (Metals & Mining)	88	7,149
Convergys Corp. (IT Services)	682	17,507
CoreLogic, Inc.* (IT Services)	286	11,148
Corporate Office Properties Trust (Real Estate Investment Trusts)	242	5,566
Corrections Corp. of America (Real Estate Investment Trusts)	814	23,198
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	66	9,073
Crane Co. (Machinery)	330	17,371
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	704	17,734
CST Brands, Inc. (Specialty Retail)	528	18,971
Cullen/Frost Bankers, Inc. (Banks)	374	25,596
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,232	12,985
Dana Holding Corp. (Auto Components)	1,100	18,480
Dean Foods Co. (Food Products)	638	11,554

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Deluxe Corp. (Commercial Services & Supplies)	132	$7,861
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	2,442	8,645
DeVry Education Group, Inc. (Diversified Consumer Services)	198	4,665
Dick’s Sporting Goods, Inc. (Specialty Retail)	638	28,422
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	440	16,223
Domtar Corp. (Paper & Forest Products)	440	18,145
Donaldson Co., Inc. (Machinery)	440	13,288
DreamWorks Animation SKG, Inc.* - Class A (Media)	484	9,796
Dril-Quip, Inc.* (Energy Equipment & Services)	132	8,126
DST Systems, Inc. (IT Services)	110	13,437
East West Bancorp, Inc. (Banks)	528	21,326
Eaton Vance Corp. (Capital Markets)	352	12,711
Edgewell Personal Care Co. (Personal Products)	198	16,772
Endurance Specialty Holdings, Ltd. (Insurance)	286	18,055
Energen Corp. (Oil, Gas & Consumable Fuels)	550	31,983
Energizer Holdings, Inc. (Household Products)	242	10,365
Equity One, Inc. (Real Estate Investment Trusts)	176	4,678
Esterline Technologies Corp.* (Aerospace & Defense)	88	6,780
Everest Re Group, Ltd. (Insurance)	308	54,816
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	792	13,211
Federated Investors, Inc. - Class B (Capital Markets)	308	9,465
FEI Co. (Electronic Equipment, Instruments & Components)	154	11,117
First American Financial Corp. (Insurance)	748	28,521
First Horizon National Corp. (Banks)	792	11,231
First Niagara Financial Group, Inc. (Banks)	2,442	25,275
FirstMerit Corp. (Banks)	1,144	21,496
Flowers Foods, Inc. (Food Products)	1,276	34,452
Fortune Brands Home & Security, Inc. (Building Products)	374	19,572
FTI Consulting, Inc.* (Professional Services)	286	9,727
Fulton Financial Corp. (Banks)	1,210	16,238
GATX Corp. (Trading Companies & Distributors)	154	7,192
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	132	8,857
Graco, Inc. (Machinery)	132	9,689
Graham Holdings Co. - Class B (Diversified Consumer Services)	22	12,154
Granite Construction, Inc. (Construction & Engineering)	264	8,670
Great Plains Energy, Inc. (Electric Utilities)	1,056	29,040
Greif, Inc. - Class A (Containers & Packaging)	176	5,769
GUESS?, Inc. (Specialty Retail)	440	9,262
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	748	22,792
Halyard Health, Inc.* (Health Care Equipment & Supplies)	330	9,794
Hancock Holding Co. (Banks)	528	14,573
Hawaiian Electric Industries, Inc. (Electric Utilities)	726	21,243
Health Net, Inc.* (Health Care Providers & Services)	528	33,928
Herman Miller, Inc. (Commercial Services & Supplies)	418	13,263
Highwoods Properties, Inc. (Real Estate Investment Trusts)	220	9,559
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	176	9,273
HNI Corp. (Commercial Services & Supplies)	132	5,668
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,298	63,562
Hospitality Properties Trust (Real Estate Investment Trusts)	374	10,038
Hubbell, Inc. - Class B (Electrical Equipment)	198	19,176
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	176	21,109
IDACORP, Inc. (Electric Utilities)	176	11,766
IDEX Corp. (Machinery)	220	16,887
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	1,078	32,103
Ingredion, Inc. (Food Products)	484	46,009
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	308	7,854
International Bancshares Corp. (Banks)	374	10,079
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	176	6,105
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	902	12,222
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	88	7,271
J.C. Penney Co., Inc.* (Multiline Retail)	2,090	19,165
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	1,320	30,334
Jack Henry & Associates, Inc. (IT Services)	176	13,612
Janus Capital Group, Inc. (Capital Markets)	462	7,175
Jarden Corp.* (Household Durables)	550	24,641
John Wiley & Sons, Inc. (Media)	176	9,210
Joy Global, Inc. (Machinery)	682	11,717
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	440	7,907
KB Home (Household Durables)	352	4,611
KBR, Inc. (Construction & Engineering)	990	18,256
Kemper Corp. (Insurance)	330	11,788
Kennametal, Inc. (Machinery)	550	15,466

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	352	$11,644
Kirby Corp.* (Marine)	154	10,055
KLX, Inc.* (Aerospace & Defense)	352	13,767
Knowles Corp.* (Electronic Equipment, Instruments & Components)	616	10,263
Lancaster Colony Corp. (Food Products)	66	7,506
Leidos Holdings, Inc. (IT Services)	440	23,131
Lennox International, Inc. (Building Products)	88	11,687
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	418	13,581
Liberty Property Trust (Real Estate Investment Trusts)	1,034	35,176
LifePoint Health, Inc.* (Health Care Providers & Services)	154	10,608
Lincoln Electric Holdings, Inc. (Machinery)	264	15,790
LivaNova PLC* (Health Care Equipment & Supplies)	110	7,291
Louisiana-Pacific Corp.* (Paper & Forest Products)	968	17,095
M.D.C. Holdings, Inc. (Household Durables)	264	6,861
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	616	13,404
ManpowerGroup, Inc. (Professional Services)	528	48,460
MarketAxess Holdings, Inc. (Diversified Financial Services)	88	8,915
MDU Resources Group, Inc. (Multi-Utilities)	1,342	25,310
Mentor Graphics Corp. (Software)	682	18,550
Mercury General Corp. (Insurance)	242	13,070
Meredith Corp. (Media)	264	12,413
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	198	16,868
MSA Safety, Inc. (Commercial Services & Supplies)	110	4,783
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	154	9,667
MSCI, Inc. - Class A (Diversified Financial Services)	220	14,740
Murphy USA, Inc.* (Specialty Retail)	286	17,552
Nabors Industries, Ltd. (Energy Equipment & Services)	2,002	20,100
National Fuel Gas Co. (Gas Utilities)	308	16,179
National Instruments Corp. (Electronic Equipment, Instruments & Components)	308	9,385
National Retail Properties, Inc. (Real Estate Investment Trusts)	374	14,212
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,166	31,015
NeuStar, Inc.* - Class A (IT Services)	374	10,169
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,344	55,243
NewMarket Corp. (Chemicals)	22	8,662
Noble Corp. PLC (Energy Equipment & Services)	1,650	22,225
NOW, Inc.* (Trading Companies & Distributors)	726	11,986
Oceaneering International, Inc. (Energy Equipment & Services)	286	12,018
Office Depot, Inc.* (Specialty Retail)	3,388	25,816
OGE Energy Corp. (Electric Utilities)	1,364	38,887
Oil States International, Inc.* (Energy Equipment & Services)	352	10,564
Old Republic International Corp. (Insurance)	1,650	29,766
Olin Corp. (Chemicals)	1,122	21,520
ONE Gas, Inc. (Gas Utilities)	352	17,192
Orbital ATK, Inc. (Aerospace & Defense)	396	33,907
Oshkosh Corp. (Machinery)	528	21,695
Owens & Minor, Inc. (Health Care Providers & Services)	440	15,774
PacWest Bancorp (Banks)	374	16,845
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	44	7,804
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,012	15,069
Plantronics, Inc. (Communications Equipment)	66	3,539
PNM Resources, Inc. (Electric Utilities)	308	8,661
Polycom, Inc.* (Communications Equipment)	924	12,733
PolyOne Corp. (Chemicals)	264	8,828
Post Holdings, Inc.* (Food Products)	220	14,139
Potlatch Corp. (Real Estate Investment Trusts)	132	4,124
Prosperity Bancshares, Inc. (Banks)	462	23,738
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	1,100	17,006
Questar Corp. (Gas Utilities)	616	12,720
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,430	24,124
Raymond James Financial, Inc. (Capital Markets)	462	25,460
Rayonier, Inc. (Real Estate Investment Trusts)	858	19,434
Regal Beloit Corp. (Electrical Equipment)	308	19,648
Reinsurance Group of America, Inc. (Insurance)	462	41,691
Reliance Steel & Aluminum Co. (Metals & Mining)	506	30,340
Rent-A-Center, Inc. (Specialty Retail)	374	6,878
ResMed, Inc. (Health Care Equipment & Supplies)	286	16,477
Rollins, Inc. (Commercial Services & Supplies)	198	5,310
Rovi Corp.* (Software)	308	2,818
Rowan Cos. PLC - Class A (Energy Equipment & Services)	858	16,885
Royal Gold, Inc. (Metals & Mining)	154	7,367
RPM International, Inc. (Chemicals)	308	14,079
Science Applications International Corp. (IT Services)	286	13,116
Senior Housing Properties Trust (Real Estate Investment Trusts)	836	12,699

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sensient Technologies Corp. (Chemicals)	154	$10,052
Silgan Holdings, Inc. (Containers & Packaging)	286	14,549
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	88	4,397
SLM Corp.* (Consumer Finance)	1,540	10,872
SM Energy Co. (Oil, Gas & Consumable Fuels)	462	15,408
Solera Holdings, Inc. (Software)	198	10,823
Sonoco Products Co. (Containers & Packaging)	682	29,115
Sotheby’s - Class A (Diversified Consumer Services)	418	14,484
StanCorp Financial Group, Inc. (Insurance)	286	32,810
Steel Dynamics, Inc. (Metals & Mining)	1,650	30,476
Stifel Financial Corp.* (Capital Markets)	484	21,504
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	858	6,263
Superior Energy Services, Inc. (Energy Equipment & Services)	1,034	14,641
SUPERVALU, Inc.* (Food & Staples Retailing)	968	6,360
SVB Financial Group* (Banks)	132	16,113
Synopsys, Inc.* (Software)	374	18,693
Synovus Financial Corp. (Banks)	902	28,529
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	242	2,101
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	198	6,920
Taubman Centers, Inc. (Real Estate Investment Trusts)	132	10,161
TCF Financial Corp. (Banks)	1,166	17,945
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	242	17,615
Teledyne Technologies, Inc.* (Aerospace & Defense)	88	7,852
Teleflex, Inc. (Health Care Equipment & Supplies)	110	14,630
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	638	18,272
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,452	28,344
Terex Corp. (Machinery)	748	15,005
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	154	7,423
The Chemours Co. (Chemicals)	836	5,793
The Hanover Insurance Group, Inc. (Insurance)	308	25,949
The New York Times Co. - Class A (Media)	858	11,394
The Scotts Miracle-Gro Co. - Class A (Chemicals)	154	10,189
The Timken Co. (Machinery)	506	15,990
The Wendy’s Co. (Hotels, Restaurants & Leisure)	748	6,852
Thor Industries, Inc. (Automobiles)	176	9,518
Time, Inc. (Media)	748	13,898
Tootsie Roll Industries, Inc. (Food Products)	132	4,190
Towers Watson & Co. - Class A (Professional Services)	484	59,803
TreeHouse Foods, Inc.* (Food Products)	176	15,073
TRI Pointe Group, Inc.* (Household Durables)	660	8,567
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	726	16,517
Triumph Group, Inc. (Aerospace & Defense)	330	15,371
Trustmark Corp. (Banks)	462	11,102
Tupperware Brands Corp. (Household Durables)	352	20,722
Umpqua Holdings Corp. (Banks)	1,518	25,351
United Natural Foods, Inc.* (Food & Staples Retailing)	352	17,758
United States Steel Corp. (Metals & Mining)	1,012	11,820
Urban Edge Properties (Real Estate Investment Trusts)	198	4,701
Valley National Bancorp (Banks)	1,606	16,863
Valmont Industries, Inc. (Machinery)	154	16,700
Vectren Corp. (Multi-Utilities)	264	12,004
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	924	9,794
Vista Outdoor, Inc.* (Leisure Products)	264	11,806
W.R. Berkley Corp. (Insurance)	374	20,880
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	308	11,378
Washington Federal, Inc. (Thrifts & Mortgage Finance)	638	15,912
Waste Connections, Inc. (Commercial Services & Supplies)	352	19,177
Watsco, Inc. (Trading Companies & Distributors)	176	21,653
Webster Financial Corp. (Banks)	638	23,670
WellCare Health Plans, Inc.* (Health Care Providers & Services)	308	27,289
Werner Enterprises, Inc. (Road & Rail)	154	4,075
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	198	11,882
Westar Energy, Inc. (Electric Utilities)	968	38,429
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	484	20,144
WGL Holdings, Inc. (Gas Utilities)	352	21,905
Woodward, Inc. (Machinery)	154	7,007
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	484	21,519
Worthington Industries, Inc. (Metals & Mining)	330	10,131
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	1,276	14,827
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,606	11,017
TOTAL COMMON STOCKS (Cost $3,730,541)		4,889,563

See accompanying notes to schedules of portfolio investments.

Value
TOTAL INVESTMENT SECURITIES (Cost $3,730,541) - 100.9%	4,889,563
Net other assets (liabilities) - (0.9)%	(45,456)

NET ASSETS - 100.0%	$4,844,107

*                             Non-income producing security

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$111,181	2.3%
Auto Components	18,480	0.4%
Automobiles	9,518	0.2%
Banks	422,522	8.8%
Building Products	44,779	0.9%
Capital Markets	87,693	1.8%
Chemicals	162,699	3.4%
Commercial Services & Supplies	97,573	2.0%
Communications Equipment	35,922	0.7%
Construction & Engineering	57,397	1.2%
Consumer Finance	10,872	0.2%
Containers & Packaging	112,014	2.3%
Diversified Consumer Services	36,254	0.7%
Diversified Financial Services	23,655	0.5%
Electric Utilities	170,181	3.5%
Electrical Equipment	38,824	0.8%
Electronic Equipment, Instruments & Components	241,555	5.0%
Energy Equipment & Services	126,182	2.6%
Food & Staples Retailing	52,160	1.1%
Food Products	132,922	2.7%
Gas Utilities	112,348	2.3%
Health Care Equipment & Supplies	69,347	1.4%
Health Care Providers & Services	119,676	2.5%
Health Care Technology	18,250	0.4%
Hotels, Restaurants & Leisure	37,257	0.8%
Household Durables	65,402	1.4%
Household Products	10,365	0.2%
Independent Power and Renewable Electricity Producers	2,101	NM
Industrial Conglomerates	21,054	0.4%
Insurance	418,223	8.6%
IT Services	129,528	2.7%
Leisure Products	11,806	0.2%
Life Sciences Tools & Services	26,173	0.5%
Machinery	207,671	4.3%
Marine	10,055	0.2%
Media	78,722	1.6%
Metals & Mining	130,652	2.7%
Multiline Retail	27,279	0.6%
Multi-Utilities	96,860	2.0%
Oil, Gas & Consumable Fuels	215,275	4.4%
Paper & Forest Products	35,240	0.7%
Personal Products	28,830	0.6%
Professional Services	117,990	2.4%
Real Estate Investment Trusts	250,030	5.2%
Road & Rail	12,932	0.3%
Semiconductors & Semiconductor Equipment	133,934	2.8%
Software	94,727	2.0%
Specialty Retail	189,231	3.9%
Technology Hardware, Storage & Peripherals	63,918	1.3%
Textiles, Apparel & Luxury Goods	7,907	0.2%
Thrifts & Mortgage Finance	71,155	1.5%
Trading Companies & Distributors	50,498	1.0%
Water Utilities	14,472	0.3%
Wireless Telecommunication Services	18,272	0.4%
Other **	(45,456)	(0.9)%
Total	$4,844,107	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (99.9%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,632	$16,418
A.O. Smith Corp. (Building Products)	1,360	104,475
ACI Worldwide, Inc.* (Software)	3,264	78,173
Acuity Brands, Inc. (Electrical Equipment)	1,224	267,566
Akorn, Inc.* (Pharmaceuticals)	2,176	58,186
Alaska Air Group, Inc. (Airlines)	3,536	269,620
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,224	46,194
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,360	122,046
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,040	133,538
Alleghany Corp.* (Insurance)	272	134,985
AMC Networks, Inc.* - Class A (Media)	1,632	120,589
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,176	88,280
AmSurg Corp.* (Health Care Providers & Services)	816	57,193
ANSYS, Inc.* (Software)	1,496	142,584
Aqua America, Inc. (Water Utilities)	2,856	81,682
ARRIS Group, Inc.* (Communications Equipment)	3,672	103,771
Arthur J. Gallagher & Co. (Insurance)	3,128	136,787
Ashland, Inc. (Chemicals)	952	104,453
Bank of the Ozarks, Inc. (Banks)	2,176	108,844
BE Aerospace, Inc. (Aerospace & Defense)	1,904	89,393
Belden, Inc. (Electronic Equipment, Instruments & Components)	680	43,540
Big Lots, Inc. (Multiline Retail)	680	31,348
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	2,856	66,859
Bio-Techne Corp. (Life Sciences Tools & Services)	680	59,976
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,632	74,272
Broadridge Financial Solutions, Inc. (IT Services)	2,176	129,646
Brown & Brown, Inc. (Insurance)	2,040	65,831
Brunswick Corp. (Leisure Products)	2,584	139,045
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	544	83,923
Cable One, Inc.* (Media)	136	58,948
Cadence Design Systems, Inc.* (Software)	8,024	178,293
CalAtlantic Group, Inc.* (Household Durables)	2,176	82,884
California Resources Corp. (Oil, Gas & Consumable Fuels)	5,440	21,978
Camden Property Trust (Real Estate Investment Trusts)	2,448	180,638
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,312	76,180
Carlisle Cos., Inc. (Industrial Conglomerates)	816	70,992
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,496	135,957
Catalent, Inc.* (Pharmaceuticals)	2,720	72,298
CBOE Holdings, Inc. (Diversified Financial Services)	2,312	154,996
CDK Global, Inc. (Software)	2,992	148,972
CEB, Inc. (Professional Services)	952	71,172
Centene Corp.* (Health Care Providers & Services)	3,264	194,143
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,224	79,854
Church & Dwight Co., Inc. (Household Products)	3,536	304,415
Cinemark Holdings, Inc. (Media)	1,496	53,018
CLARCOR, Inc. (Machinery)	816	40,686
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,448	92,045
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,312	46,448
CommVault Systems, Inc.* (Software)	680	27,554
Compass Minerals International, Inc. (Metals & Mining)	544	44,195
Copart, Inc.* (Commercial Services & Supplies)	2,992	108,340
CoreLogic, Inc.* (IT Services)	1,224	47,712
Corporate Office Properties Trust (Real Estate Investment Trusts)	1,632	37,536
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	408	56,084
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,216	44,437
Cytec Industries, Inc. (Chemicals)	1,904	141,696
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	952	52,988
Deluxe Corp. (Commercial Services & Supplies)	816	48,593
DeVry Education Group, Inc. (Diversified Consumer Services)	680	16,021
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,496	159,578
Donaldson Co., Inc. (Machinery)	1,632	49,286
Douglas Emmett, Inc. (Real Estate Investment Trusts)	3,808	116,334
Dril-Quip, Inc.* (Energy Equipment & Services)	544	33,489
DST Systems, Inc. (IT Services)	544	66,450
Duke Realty Corp. (Real Estate Investment Trusts)	9,520	197,064
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,584	107,003
Eagle Materials, Inc. (Construction Materials)	1,360	89,801
East West Bancorp, Inc. (Banks)	1,904	76,903
Eaton Vance Corp. (Capital Markets)	1,768	63,842
Edgewell Personal Care Co. (Personal Products)	952	80,644
Endurance Specialty Holdings, Ltd. (Insurance)	544	34,343
Energizer Holdings, Inc. (Household Products)	680	29,124

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Equity One, Inc. (Real Estate Investment Trusts)	1,360	$36,149
Esterline Technologies Corp.* (Aerospace & Defense)	544	41,915
Extra Space Storage, Inc. (Real Estate Investment Trusts)	3,400	269,417
FactSet Research Systems, Inc. (Software)	1,088	190,530
Fair Isaac Corp. (Software)	816	75,374
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,904	273,206
Federated Investors, Inc. - Class B (Capital Markets)	1,360	41,793
FEI Co. (Electronic Equipment, Instruments & Components)	544	39,271
First Horizon National Corp. (Banks)	3,264	46,284
Foot Locker, Inc. (Specialty Retail)	3,808	257,992
Fortinet, Inc.* (Software)	3,944	135,516
Fortune Brands Home & Security, Inc. (Building Products)	2,856	149,454
Gartner, Inc.* (IT Services)	2,312	209,628
GATX Corp. (Trading Companies & Distributors)	544	25,405
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	952	63,879
Gentex Corp. (Auto Components)	8,024	131,513
Global Payments, Inc. (IT Services)	1,768	241,172
Graco, Inc. (Machinery)	1,088	79,859
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,768	76,820
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	816	42,995
HNI Corp. (Commercial Services & Supplies)	680	29,199
Hologic, Inc.* (Health Care Equipment & Supplies)	6,664	258,964
Hospitality Properties Trust (Real Estate Investment Trusts)	2,720	73,005
HSN, Inc. (Internet & Catalog Retail)	952	58,881
Hubbell, Inc. - Class B (Electrical Equipment)	680	65,858
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	544	65,247
IDACORP, Inc. (Electric Utilities)	680	45,458
IDEX Corp. (Machinery)	1,224	93,954
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,584	177,314
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,856	72,828
InterDigital, Inc. (Communications Equipment)	952	48,304
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	680	56,182
ITT Corp. (Machinery)	2,448	96,892
Jack Henry & Associates, Inc. (IT Services)	1,496	115,701
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	952	70,953
Janus Capital Group, Inc. (Capital Markets)	2,176	33,793
Jarden Corp.* (Household Durables)	3,264	146,227
JetBlue Airways Corp.* (Airlines)	8,568	212,829
John Wiley & Sons, Inc. (Media)	680	35,584
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,224	204,053
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,768	31,771
KB Home (Household Durables)	1,088	14,253
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,264	107,973
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,584	170,131
Kirby Corp.* (Marine)	952	62,156
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	2,312	130,466
Lancaster Colony Corp. (Food Products)	272	30,932
Landstar System, Inc. (Road & Rail)	1,224	77,161
LaSalle Hotel Properties (Real Estate Investment Trusts)	3,128	91,994
Lennox International, Inc. (Building Products)	680	90,311
LifePoint Health, Inc.* (Health Care Providers & Services)	544	37,471
Lincoln Electric Holdings, Inc. (Machinery)	1,088	65,073
LivaNova PLC* (Health Care Equipment & Supplies)	680	45,070
Live Nation Entertainment, Inc.* (Media)	3,944	107,592
LKQ Corp.* (Distributors)	8,296	245,645
Manhattan Associates, Inc.* (Software)	2,040	148,614
MarketAxess Holdings, Inc. (Diversified Financial Services)	680	68,891
MAXIMUS, Inc. (IT Services)	1,768	120,578
MEDNAX, Inc.* (Health Care Providers & Services)	2,584	182,094
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	816	253,767
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,360	115,858
Minerals Technologies, Inc. (Chemicals)	952	56,111
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,088	67,456
MSA Safety, Inc. (Commercial Services & Supplies)	408	17,740
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	680	42,683
MSCI, Inc. - Class A (Diversified Financial Services)	1,768	118,456
National Fuel Gas Co. (Gas Utilities)	1,088	57,153
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,496	45,583
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,176	82,688
NetScout Systems, Inc.* (Communications Equipment)	2,448	87,810
NewMarket Corp. (Chemicals)	136	53,549
Nordson Corp. (Machinery)	1,632	116,265
NVR, Inc.* (Household Durables)	136	222,735

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oceaneering International, Inc. (Energy Equipment & Services)	1,632	$68,576
Old Dominion Freight Line, Inc.* (Road & Rail)	1,904	117,934
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	4,488	154,926
Packaging Corp. of America (Containers & Packaging)	2,720	186,184
PacWest Bancorp (Banks)	1,224	55,129
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	408	72,367
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,496	94,428
Plantronics, Inc. (Communications Equipment)	680	36,462
PNM Resources, Inc. (Electric Utilities)	952	26,770
Polaris Industries, Inc. (Leisure Products)	1,632	183,339
PolyOne Corp. (Chemicals)	1,360	45,478
Post Holdings, Inc.* (Food Products)	816	52,444
Post Properties, Inc. (Real Estate Investment Trusts)	1,496	89,371
Potlatch Corp. (Real Estate Investment Trusts)	680	21,243
Primerica, Inc. (Insurance)	1,360	64,777
PTC, Inc.* (Software)	3,128	110,856
Questar Corp. (Gas Utilities)	2,312	47,743
Rackspace Hosting, Inc.* (Internet Software & Services)	3,264	84,374
Raymond James Financial, Inc. (Capital Markets)	1,632	89,940
Regency Centers Corp. (Real Estate Investment Trusts)	2,584	175,609
RenaissanceRe Holdings, Ltd. (Insurance)	1,224	134,187
ResMed, Inc. (Health Care Equipment & Supplies)	2,720	156,699
Rollins, Inc. (Commercial Services & Supplies)	1,768	47,418
Rovi Corp.* (Software)	1,088	9,955
Royal Gold, Inc. (Metals & Mining)	1,088	52,049
RPM International, Inc. (Chemicals)	2,448	111,898
SEI Investments Co. (Capital Markets)	3,808	197,331
Senior Housing Properties Trust (Real Estate Investment Trusts)	3,128	47,514
Sensient Technologies Corp. (Chemicals)	680	44,384
Service Corp. International (Diversified Consumer Services)	5,440	153,734
Signature Bank* (Banks)	1,360	202,530
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	816	40,776
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	1,496	163,258
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,672	114,566
SLM Corp.* (Consumer Finance)	5,440	38,406
SolarWinds, Inc.* (Software)	1,768	102,597
Solera Holdings, Inc. (Software)	1,088	59,470
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	952	95,076
STERIS Corp. (Health Care Equipment & Supplies)	2,312	173,284
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	5,168	37,726
SUPERVALU, Inc.* (Food & Staples Retailing)	3,400	22,338
SVB Financial Group* (Banks)	816	99,609
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	952	81,005
Synopsys, Inc.* (Software)	2,720	135,946
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	816	7,083
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	1,904	66,545
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,224	94,224
Teledyne Technologies, Inc.* (Aerospace & Defense)	544	48,541
Teleflex, Inc. (Health Care Equipment & Supplies)	680	90,440
Tempur Sealy International, Inc.* (Household Durables)	1,632	127,035
The Boston Beer Co., Inc.* - Class A (Beverages)	272	59,728
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	680	32,776
The Chemours Co. (Chemicals)	1,632	11,310
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,360	207,210
The Hain Celestial Group, Inc.* (Food Products)	2,856	142,372
The Scotts Miracle-Gro Co. - Class A (Chemicals)	544	35,991
The Toro Co. (Machinery)	1,496	112,604
The Ultimate Software Group, Inc.* (Software)	816	166,750
The Valspar Corp. (Chemicals)	2,040	165,138
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,400	31,144
The WhiteWave Foods Co.* (Food Products)	4,760	195,065
Thor Industries, Inc. (Automobiles)	544	29,420
Toll Brothers, Inc.* (Household Durables)	4,488	161,433
TreeHouse Foods, Inc.* (Food Products)	544	46,588
TRI Pointe Group, Inc.* (Household Durables)	1,360	17,653
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	4,216	95,914
Trinity Industries, Inc. (Machinery)	4,216	114,127
Tyler Technologies, Inc.* (Software)	952	162,183
UDR, Inc. (Real Estate Investment Trusts)	7,208	248,388
UGI Corp. (Gas Utilities)	4,760	174,549
United Therapeutics Corp.* (Biotechnology)	1,224	179,475
Urban Edge Properties (Real Estate Investment Trusts)	1,768	41,972
VCA, Inc.* (Health Care Providers & Services)	2,176	119,180
Vectren Corp. (Multi-Utilities)	1,224	55,655

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
VeriFone Systems, Inc.* (IT Services)	3,128	$94,278
Vista Outdoor, Inc.* (Leisure Products)	680	30,410
W.R. Berkley Corp. (Insurance)	1,224	68,336
Wabtec Corp. (Machinery)	2,584	214,137
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,088	40,191
Waste Connections, Inc. (Commercial Services & Supplies)	2,040	111,139
Weingarten Realty Investors (Real Estate Investment Trusts)	3,128	111,857
Werner Enterprises, Inc. (Road & Rail)	544	14,394
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,224	73,452
WEX, Inc.* (IT Services)	1,088	97,822
Williams-Sonoma, Inc. (Specialty Retail)	2,312	170,510
WisdomTree Investments, Inc. (Capital Markets)	3,128	60,151
Woodward, Inc. (Machinery)	952	43,316
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,360	104,584
TOTAL COMMON STOCKS (Cost $19,329,630)		22,682,355

	Principal Amount	Value
Repurchase Agreements(a)(0.1%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $33,000	$33,000	33,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,000)		33,000

TOTAL INVESTMENT SECURITIES (Cost $19,362,630) - 100.0%		22,715,355
Net other assets (liabilities) - NM		3,636

NET ASSETS - 100.0%		$22,718,991

*                             Non-income producing security

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$245,096	1.1%
Airlines	482,449	2.1%
Auto Components	131,513	0.6%
Automobiles	29,420	0.1%
Banks	589,299	2.6%
Beverages	59,728	0.3%
Biotechnology	179,475	0.8%
Building Products	344,240	1.5%
Capital Markets	527,041	2.3%
Chemicals	770,008	3.4%
Commercial Services & Supplies	362,429	1.6%
Communications Equipment	276,347	1.2%
Construction Materials	89,801	0.4%
Consumer Finance	38,406	0.2%
Containers & Packaging	186,184	0.8%
Distributors	245,645	1.1%
Diversified Consumer Services	169,755	0.7%
Diversified Financial Services	342,343	1.5%
Electric Utilities	72,228	0.3%
Electrical Equipment	333,424	1.5%
Electronic Equipment, Instruments & Components	585,092	2.6%
Energy Equipment & Services	102,065	0.4%
Food & Staples Retailing	22,338	0.1%
Food Products	467,401	2.1%
Gas Utilities	279,445	1.2%
Health Care Equipment & Supplies	1,522,225	6.7%
Health Care Providers & Services	657,537	2.9%
Hotels, Restaurants & Leisure	688,100	3.0%
Household Durables	772,220	3.4%
Household Products	333,539	1.5%
Independent Power and Renewable Electricity Producers	7,083	NM
Industrial Conglomerates	70,992	0.3%
Insurance	639,246	2.8%
Internet & Catalog Retail	58,881	0.3%
Internet Software & Services	84,374	0.4%
IT Services	1,122,987	4.9%
Leisure Products	352,794	1.5%
Life Sciences Tools & Services	488,025	2.1%
Machinery	1,026,198	4.5%
Marine	62,156	0.3%
Media	375,731	1.7%
Metals & Mining	96,244	0.4%
Multiline Retail	31,348	0.1%
Multi-Utilities	55,655	0.2%
Oil, Gas & Consumable Fuels	21,978	0.1%
Personal Products	80,644	0.4%
Pharmaceuticals	130,484	0.6%
Professional Services	71,172	0.3%
Real Estate Investment Trusts	3,397,844	15.1%
Real Estate Management & Development	250,247	1.1%
Road & Rail	273,368	1.2%
Semiconductors & Semiconductor Equipment	276,772	1.2%
Software	1,873,367	8.2%
Specialty Retail	428,502	1.9%
Technology Hardware, Storage & Peripherals	16,418	0.1%
Textiles, Apparel & Luxury Goods	335,282	1.5%
Trading Companies & Distributors	68,088	0.3%
Water Utilities	81,682	0.4%
Other **	36,636	0.1%
Total	$22,718,991	100.0%

See accompanying notes to schedules of portfolio investments.

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (100.8%)
8x8, Inc.* (Diversified Telecommunication Services)	1,428	$15,222
A. Schulman, Inc. (Chemicals)	840	30,148
AAR Corp. (Aerospace & Defense)	966	21,919
ABM Industries, Inc. (Commercial Services & Supplies)	1,638	46,519
Acadia Realty Trust (Real Estate Investment Trusts)	756	24,865
Aceto Corp. (Health Care Providers & Services)	462	13,934
Acorda Therapeutics, Inc.* (Biotechnology)	462	16,651
Actuant Corp. - Class A (Machinery)	1,722	39,262
ADTRAN, Inc. (Communications Equipment)	1,470	22,829
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,218	34,446
Aegion Corp.* (Construction & Engineering)	1,050	20,255
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,008	17,076
Aerovironment, Inc.* (Aerospace & Defense)	588	13,565
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	252	2,865
Agree Realty Corp. (Real Estate Investment Trusts)	252	8,160
Air Methods Corp.* (Health Care Providers & Services)	462	18,910
AK Steel Holding Corp.* (Metals & Mining)	5,208	15,051
Albany International Corp. - Class A (Machinery)	462	17,357
ALLETE, Inc. (Electric Utilities)	1,344	67,482
Almost Family, Inc.* (Health Care Providers & Services)	252	10,428
Amedisys, Inc.* (Health Care Providers & Services)	420	16,624
American Equity Investment Life Holding Co. (Insurance)	1,260	32,357
American Public Education, Inc.* (Diversified Consumer Services)	294	6,389
American Science & Engineering, Inc. (Aerospace & Defense)	210	7,871
American States Water Co. (Water Utilities)	420	17,115
American Vanguard Corp. (Chemicals)	756	10,138
American Woodmark Corp.* (Building Products)	126	9,160
AMERISAFE, Inc. (Insurance)	252	13,792
Analogic Corp. (Health Care Equipment & Supplies)	378	33,121
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	756	9,510
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	84	3,515
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	840	57,607
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,176	48,581
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	588	1,388
Arctic Cat, Inc. (Leisure Products)	378	7,764
Astec Industries, Inc. (Machinery)	546	17,745
Astoria Financial Corp. (Thrifts & Mortgage Finance)	2,646	42,229
Atlantic Tele-Network, Inc. (Diversified Telecommunication Services)	294	22,468
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	714	29,445
Avista Corp. (Multi-Utilities)	1,806	61,133
B&G Foods, Inc. - Class A (Food Products)	798	28,959
Badger Meter, Inc. (Machinery)	126	7,633
Banner Corp. (Banks)	294	14,427
Barnes & Noble Education, Inc.* (Specialty Retail)	882	13,010
Barnes & Noble, Inc. (Specialty Retail)	1,806	23,460
Barnes Group, Inc. (Machinery)	1,512	56,836
Basic Energy Services, Inc.* (Energy Equipment & Services)	1,134	4,207
BBCN Bancorp, Inc. (Banks)	2,310	38,785
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,512	29,907
Big 5 Sporting Goods Corp. (Specialty Retail)	546	4,996
Biglari Holdings, Inc.* (Hotels, Restaurants & Leisure)	42	16,133
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	1,470	7,159
Black Box Corp. (Communications Equipment)	462	5,641
Blucora, Inc.* (Internet Software & Services)	1,218	11,936
Blue Nile, Inc.* (Internet & Catalog Retail)	168	5,729
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	378	16,356
Boise Cascade Co.* (Paper & Forest Products)	588	17,599
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	504	2,868
Bottomline Technologies, Inc.* (Software)	588	16,276
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	2,352	47,016
Brady Corp. - Class A (Electrical Equipment)	1,386	31,532
Briggs & Stratton Corp. (Machinery)	1,302	23,137
Bristow Group, Inc. (Energy Equipment & Services)	1,008	35,008
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	1,050	11,918
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,974	21,793
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	378	15,940
CACI International, Inc.* - Class A (IT Services)	714	69,287
Calamos Asset Management, Inc. - Class A (Capital Markets)	504	4,733
CalAmp Corp.* (Communications Equipment)	378	7,167

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Caleres, Inc. (Specialty Retail)	714		$21,820
Calgon Carbon Corp. (Chemicals)	840		14,448
Callaway Golf Co. (Leisure Products)	2,310		22,985
Capella Education Co. (Diversified Consumer Services)	126		5,689
Capstead Mortgage Corp. (Real Estate Investment Trusts)	2,814		27,155
CARBO Ceramics, Inc. (Energy Equipment & Services)	588		10,302
Cardinal Financial Corp. (Banks)	462		10,501
Career Education Corp.* (Diversified Consumer Services)	1,974		7,126
Cash America International, Inc. (Consumer Finance)	798		27,555
CDI Corp. (Professional Services)	420		3,360
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	672		4,697
Celadon Group, Inc. (Road & Rail)	798		11,556
Central Garden & Pet Co.* (Household Products)	294		4,678
Central Garden & Pet Co.* - Class A (Household Products)	966		16,306
Central Pacific Financial Corp. (Banks)	924		20,661
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	294		6,871
Chart Industries, Inc.* (Machinery)	882		15,162
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	1,218		9,111
Ciber, Inc.* (IT Services)	2,100		7,497
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,562		9,659
CIRCOR International, Inc. (Machinery)	462		21,215
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	756		23,307
City Holding Co. (Banks)	462		22,097
Clearwater Paper Corp.* (Paper & Forest Products)	294		14,826
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,806		5,364
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	714		38,699
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	714		8,989
Columbia Banking System, Inc. (Banks)	966		32,187
Comfort Systems USA, Inc. (Construction & Engineering)	1,092		34,868
Community Bank System, Inc. (Banks)	1,218		49,646
Computer Programs & Systems, Inc. (Health Care Technology)	126		4,789
Comtech Telecommunications Corp. (Communications Equipment)	252		6,088
CONMED Corp. (Health Care Equipment & Supplies)	420		17,035
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	504		3,856
Core-Mark Holding Co., Inc. (Distributors)	336		27,314
CorVel Corp.* (Health Care Providers & Services)	168		5,578
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,184		23,586
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	462		6,237
CryoLife, Inc. (Health Care Equipment & Supplies)	378		3,984
CSG Systems International, Inc. (IT Services)	966		32,380
CTS Corp. (Electronic Equipment, Instruments & Components)	966		17,562
Cubic Corp. (Aerospace & Defense)	630		28,255
CVB Financial Corp. (Banks)	1,554		27,117
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,134		11,000
Darling Ingredients, Inc.* (Food Products)	4,830		48,880
Diamond Foods, Inc.* (Food Products)	420		16,640
Digi International, Inc.* (Communications Equipment)	714		9,211
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	882		15,303
DineEquity, Inc. (Hotels, Restaurants & Leisure)	252		21,029
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	420		9,618
Dorman Products, Inc.* (Auto Components)	294		13,724
Drew Industries, Inc. (Auto Components)	294		17,590
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	294		2,969
DXP Enterprises, Inc.* (Trading Companies & Distributors)	378		11,438
Dycom Industries, Inc.* (Construction & Engineering)	462		35,154
EastGroup Properties, Inc. (Real Estate Investment Trusts)	336		18,870
Ebix, Inc. (Software)	420		11,647
Echo Global Logistics, Inc.* (Air Freight & Logistics)	252		5,995
Education Realty Trust, Inc. (Real Estate Investment Trusts)	—	†	—	§
eHealth, Inc.* (Insurance)	252		3,011
El Paso Electric Co. (Electric Utilities)	1,176		45,476
Electro Scientific Industries, Inc. (Electronic Equipment, Instruments & Components)	546		2,550
EMCOR Group, Inc. (Construction & Engineering)	1,848		89,220
Emergent BioSolutions, Inc.* (Biotechnology)	294		9,452
Employers Holdings, Inc. (Insurance)	924		24,458
Enanta Pharmaceuticals, Inc.* (Biotechnology)	126		3,539
Encore Capital Group, Inc.* (Consumer Finance)	294		11,966
Encore Wire Corp. (Electrical Equipment)	588		25,149
EnerSys (Electrical Equipment)	1,344		81,970
Engility Holdings, Inc.* (Aerospace & Defense)	504		16,224
EnPro Industries, Inc. (Machinery)	336		16,501
Epiq Systems, Inc. (Software)	378		5,216

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ePlus, Inc.* (Software)	84	$7,091
EPR Properties (Real Estate Investment Trusts)	798	45,334
Era Group, Inc.* (Energy Equipment & Services)	294	4,090
ESCO Technologies, Inc. (Machinery)	420	15,578
Essendant, Inc. (Commercial Services & Supplies)	1,092	37,750
Ethan Allen Interiors, Inc. (Household Durables)	756	20,571
Evercore Partners, Inc. - Class A (Capital Markets)	462	24,948
Exar Corp.* (Semiconductors & Semiconductor Equipment)	798	4,541
ExlService Holdings, Inc.* (IT Services)	378	16,730
Exponent, Inc. (Professional Services)	294	15,115
Express, Inc.* (Specialty Retail)	2,142	41,341
Exterran Holdings, Inc. (Energy Equipment & Services)	2,016	43,827
EZCORP, Inc.* - Class A (Consumer Finance)	1,512	10,070
F.N.B. Corp. (Banks)	5,124	69,020
Fabrinet* (Electronic Equipment, Instruments & Components)	882	19,113
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	210	7,096
Federal Signal Corp. (Machinery)	882	13,283
Financial Engines, Inc. (Capital Markets)	588	18,910
First BanCorp.* (Banks)	3,402	12,894
First Cash Financial Services, Inc.* (Consumer Finance)	294	11,216
First Commonwealth Financial Corp. (Banks)	1,512	13,895
First Financial Bancorp (Banks)	1,806	34,820
First Financial Bankshares, Inc. (Banks)	840	27,938
First NBC Bank Holding Co.* (Banks)	168	6,248
Forestar Group, Inc.* (Real Estate Management & Development)	966	13,669
Forrester Research, Inc. (IT Services)	126	4,066
Franklin Electric Co., Inc. (Electrical Equipment)	630	20,765
Franklin Street Properties Corp. (Real Estate Investment Trusts)	1,344	14,004
Fred’s, Inc. - Class A (Multiline Retail)	1,008	13,941
FTD Cos., Inc.* (Internet & Catalog Retail)	210	5,947
FutureFuel Corp. (Chemicals)	672	10,356
G & K Services, Inc. - Class A (Commercial Services & Supplies)	294	19,351
Gannett Co., Inc. (Media)	2,142	33,886
General Cable Corp. (Electrical Equipment)	1,428	21,977
Genesco, Inc.* (Specialty Retail)	714	44,732
Geospace Technologies Corp.* (Energy Equipment & Services)	378	5,806
Getty Realty Corp. (Real Estate Investment Trusts)	756	12,761
Gibraltar Industries, Inc.* (Building Products)	882	22,332
Globe Specialty Metals, Inc. (Metals & Mining)	1,008	12,721
Government Properties Income Trust (Real Estate Investment Trusts)	2,100	34,188
Greatbatch, Inc.* (Health Care Equipment & Supplies)	294	15,714
Green Dot Corp.* - Class A (Consumer Finance)	840	15,574
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	1,050	21,536
Greenhill & Co., Inc. (Capital Markets)	378	9,760
Griffon Corp. (Building Products)	1,134	19,482
Group 1 Automotive, Inc. (Specialty Retail)	336	29,215
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	378	3,822
GulfMark Offshore, Inc. - Class A (Energy Equipment & Services)	756	4,717
H.B. Fuller Co. (Chemicals)	840	31,912
Haemonetics Corp.* (Health Care Equipment & Supplies)	756	25,539
Hanger, Inc.* (Health Care Providers & Services)	1,050	15,141
Hanmi Financial Corp. (Banks)	924	23,562
Harmonic, Inc.* (Communications Equipment)	2,562	14,757
Harsco Corp. (Machinery)	2,352	25,237
Harte-Hanks, Inc. (Media)	1,386	5,891
Haverty Furniture Cos., Inc. (Specialty Retail)	588	13,765
Hawaiian Holdings, Inc.* (Airlines)	756	26,233
Hawkins, Inc. (Chemicals)	294	12,183
Haynes International, Inc. (Metals & Mining)	378	14,912
HealthEquity, Inc.* (Health Care Providers & Services)	420	13,738
Healthways, Inc.* (Health Care Providers & Services)	924	10,875
Heartland Payment Systems, Inc. (IT Services)	336	24,864
Heidrick & Struggles International, Inc. (Professional Services)	504	13,386
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,856	16,508
Hibbett Sports, Inc.* (Specialty Retail)	378	12,912
HMS Holdings Corp.* (Health Care Providers & Services)	1,260	13,268
Horace Mann Educators Corp. (Insurance)	1,218	41,704
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	924	12,483
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,050	41,980
ICU Medical, Inc.* (Health Care Equipment & Supplies)	168	18,475
II-VI, Inc.* (Electrical Equipment)	1,554	28,158
Independent Bank Corp. (Banks)	462	21,594
Infinity Property & Casualty Corp. (Insurance)	336	27,055
Innophos Holdings, Inc. (Chemicals)	336	14,277
Innospec, Inc. (Chemicals)	714	39,440

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Inogen, Inc.* (Health Care Equipment & Supplies)	168	$7,180
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,092	27,737
Insperity, Inc. (Professional Services)	546	25,367
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	420	25,019
Inter Parfums, Inc. (Personal Products)	504	13,921
Interactive Brokers Group, Inc. - Class A (Capital Markets)	1,680	69,115
Interactive Intelligence Group, Inc.* (Software)	210	6,791
Interface, Inc. (Commercial Services & Supplies)	1,932	37,771
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	546	9,637
INTL FCStone, Inc.* (Capital Markets)	462	14,779
Intrepid Potash, Inc.* (Chemicals)	1,638	6,323
Invacare Corp. (Health Care Equipment & Supplies)	882	15,241
Investment Technology Group, Inc. (Capital Markets)	1,008	16,138
ION Geophysical Corp.* (Energy Equipment & Services)	3,780	1,399
IPC Healthcare, Inc.* (Health Care Providers & Services)	504	39,564
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,554	12,758
iRobot Corp.* (Household Durables)	420	12,604
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,134	41,652
Ixia* (Communications Equipment)	1,134	16,341
John Bean Technologies Corp. (Machinery)	504	22,609
Kaiser Aluminum Corp. (Metals & Mining)	504	40,970
Kaman Corp. - Class A (Trading Companies & Distributors)	798	31,034
Kelly Services, Inc. - Class A (Professional Services)	882	13,936
Kindred Healthcare, Inc. (Health Care Providers & Services)	2,436	32,642
Kirkland’s, Inc. (Specialty Retail)	462	10,621
Kite Realty Group Trust (Real Estate Investment Trusts)	2,436	64,335
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,092	2,916
Koppers Holdings, Inc. (Chemicals)	588	11,148
Korn/Ferry International (Professional Services)	798	29,023
Kraton Performance Polymers, Inc.* (Chemicals)	924	18,840
Kulicke & Soffa Industries, Inc.* (Semiconductors & Semiconductor Equipment)	2,142	22,705
Landauer, Inc. (Health Care Providers & Services)	126	4,976
La-Z-Boy, Inc. (Household Durables)	1,470	41,970
LegacyTexas Financial Group, Inc. (Banks)	714	20,492
Lexington Realty Trust (Real Estate Investment Trusts)	2,352	20,792
LHC Group, Inc.* (Health Care Providers & Services)	378	17,035
Lindsay Corp. (Machinery)	126	8,540
Liquidity Services, Inc.* (Internet Software & Services)	714	5,848
Lithia Motors, Inc. - Class A (Specialty Retail)	336	39,443
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	252	25,182
LivePerson, Inc.* (Internet Software & Services)	504	3,931
LSB Industries, Inc.* (Chemicals)	588	9,202
LTC Properties, Inc. (Real Estate Investment Trusts)	420	17,997
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	378	5,224
Lumentum Holdings, Inc.* (Communications Equipment)	840	12,046
Luminex Corp.* (Life Sciences Tools & Services)	462	8,408
Lumos Networks Corp. (Diversified Telecommunication Services)	672	8,709
M/I Homes, Inc.* (Household Durables)	714	16,386
Magellan Health, Inc.* (Health Care Providers & Services)	798	42,612
ManTech International Corp. - Class A (IT Services)	714	20,635
MarineMax, Inc.* (Specialty Retail)	336	5,309
Marten Transport, Ltd. (Road & Rail)	462	7,572
Masimo Corp.* (Health Care Equipment & Supplies)	546	21,665
Materion Corp. (Metals & Mining)	588	17,728
Matrix Service Co.* (Energy Equipment & Services)	798	18,115
Matthews International Corp. - Class A (Diversified Consumer Services)	504	29,095
MedAssets, Inc.* (Health Care Technology)	756	17,902
Medidata Solutions, Inc.* (Health Care Technology)	630	27,090
Medifast, Inc.* (Personal Products)	126	3,524
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	966	16,577
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	672	12,775
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,302	24,139
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,134	40,836
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	882	31,082
Mobile Mini, Inc. (Commercial Services & Supplies)	630	21,571
Momenta Pharmaceuticals, Inc.* (Biotechnology)	966	15,852
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	168	3,686
Monotype Imaging Holdings, Inc. (Software)	462	12,631

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Monro Muffler Brake, Inc. (Specialty Retail)	378	$28,036
Monster Worldwide, Inc.* (Professional Services)	2,688	16,854
Moog, Inc.* - Class A (Aerospace & Defense)	546	33,720
Motorcar Parts of America, Inc.* (Auto Components)	126	4,241
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	504	12,973
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	210	13,866
Mueller Industries, Inc. (Machinery)	966	30,448
Myers Industries, Inc. (Containers & Packaging)	672	10,490
MYR Group, Inc.* (Construction & Engineering)	462	10,395
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	462	7,059
National Penn Bancshares, Inc. (Banks)	4,116	49,557
National Presto Industries, Inc. (Household Durables)	126	11,094
Navigant Consulting, Inc.* (Professional Services)	1,386	23,839
NBT Bancorp, Inc. (Banks)	1,260	35,419
Neogen Corp.* (Health Care Equipment & Supplies)	420	22,701
NETGEAR, Inc.* (Communications Equipment)	924	38,254
New Jersey Resources Corp. (Gas Utilities)	1,302	41,247
Newpark Resources, Inc.* (Energy Equipment & Services)	2,478	14,025
Newport Corp.* (Electronic Equipment, Instruments & Components)	1,176	17,769
NIC, Inc. (Internet Software & Services)	672	12,748
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,512	7,620
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	630	9,652
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	2,982	40,137
Northwest Natural Gas Co. (Gas Utilities)	798	38,120
NorthWestern Corp. (Multi-Utilities)	714	38,692
Nutrisystem, Inc. (Internet & Catalog Retail)	462	10,686
NuVasive, Inc.* (Health Care Equipment & Supplies)	588	27,731
OFG Bancorp (Banks)	1,302	11,991
Old National Bancorp (Banks)	3,360	47,040
Olympic Steel, Inc. (Metals & Mining)	252	2,412
Orion Marine Group, Inc.* (Construction & Engineering)	420	1,642
Oritani Financial Corp. (Thrifts & Mortgage Finance)	504	8,024
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	294	25,337
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	210	15,292
P.H. Glatfelter Co. (Paper & Forest Products)	1,260	24,444
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	336	5,490
Parkway Properties, Inc. (Real Estate Investment Trusts)	1,050	17,567
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,176	70,959
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	2,100	1,300
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	756	16,995
Perficient, Inc.* (Internet Software & Services)	504	8,427
Pericom Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	252	4,397
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	336	7,214
PetMed Express, Inc. (Internet & Catalog Retail)	588	9,890
PharMerica Corp.* (Health Care Providers & Services)	882	25,199
Piedmont Natural Gas Co., Inc. (Gas Utilities)	1,260	72,211
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,890	4,366
Piper Jaffray Cos.* (Capital Markets)	210	7,470
Plexus Corp.* (Electronic Equipment, Instruments & Components)	966	33,443
Powell Industries, Inc. (Electrical Equipment)	252	8,397
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	420	21,256
ProAssurance Corp. (Insurance)	1,554	82,300
Progress Software Corp.* (Software)	672	16,317
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,722	34,991
PS Business Parks, Inc. (Real Estate Investment Trusts)	210	18,016
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	2,562	31,769
Quaker Chemical Corp. (Chemicals)	210	16,670
Quality Systems, Inc. (Health Care Technology)	798	11,212
Quanex Building Products Corp. (Building Products)	1,008	19,021
QuinStreet, Inc.* (Internet Software & Services)	756	4,196
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,302	13,437
Rayonier Advanced Materials, Inc. (Chemicals)	1,260	11,617
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	420	31,454
Regis Corp.* (Diversified Consumer Services)	1,260	20,815
Republic Airways Holdings, Inc.* (Airlines)	1,134	6,532
Resources Connection, Inc. (Professional Services)	1,092	19,601

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	42	$2,306
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	1,386	3,132
RLI Corp. (Insurance)	630	38,336
Roadrunner Transportation Systems, Inc.* (Road & Rail)	882	9,384
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	840	24,326
Rogers Corp.* (Electronic Equipment, Instruments & Components)	294	13,677
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	1,806	9,445
Ruckus Wireless, Inc.* (Communications Equipment)	1,344	15,160
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	924	11,818
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	588	9,120
S&T Bancorp, Inc. (Banks)	840	26,779
Safety Insurance Group, Inc. (Insurance)	420	24,339
Sanderson Farms, Inc. (Food Products)	252	17,517
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	2,352	48,616
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	798	27,539
Scholastic Corp. (Media)	756	30,898
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	882	34,239
SEACOR Holdings, Inc.* (Energy Equipment & Services)	462	26,990
Select Medical Holdings Corp. (Health Care Providers & Services)	1,344	15,187
Selective Insurance Group, Inc. (Insurance)	1,680	61,303
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	966	16,905
Seneca Foods Corp.* - Class A (Food Products)	168	4,902
Simmons First National Corp. - Class A (Banks)	336	17,317
Simpson Manufacturing Co., Inc. (Building Products)	672	25,523
Sizmek, Inc.* (Media)	588	3,487
SkyWest, Inc. (Airlines)	1,470	27,989
Sonic Automotive, Inc. - Class A (Specialty Retail)	966	24,092
South Jersey Industries, Inc. (Gas Utilities)	2,016	53,444
Southside Bancshares, Inc. (Banks)	336	9,038
Southwest Gas Corp. (Gas Utilities)	1,386	85,184
SpartanNash Co. (Food & Staples Retailing)	1,092	30,467
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,008	5,252
Spok Holdings, Inc. (Wireless Telecommunication Services)	630	11,359
SPX Corp. (Machinery)	1,176	14,406
SPX FLOW, Inc.* (Machinery)	840	28,476
Stage Stores, Inc. (Specialty Retail)	924	8,991
Standard Motor Products, Inc. (Auto Components)	588	26,019
Standex International Corp. (Industrial Conglomerates)	126	11,304
Stein Mart, Inc. (Specialty Retail)	840	7,442
Stepan Co. (Chemicals)	546	28,900
Sterling Bancorp (Banks)	3,486	53,650
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	630	21,956
Stewart Information Services Corp. (Insurance)	672	26,994
Stillwater Mining Co.* (Metals & Mining)	1,974	18,437
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	1,680	9,391
Sturm, Ruger & Co., Inc. (Leisure Products)	252	14,349
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,218	15,931
SunCoke Energy, Inc. (Metals & Mining)	1,932	9,583
Superior Industries International, Inc. (Auto Components)	672	13,225
SurModics, Inc.* (Health Care Equipment & Supplies)	168	3,583
Sykes Enterprises, Inc.* (Commercial Services & Supplies)	1,176	34,104
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	840	74,289
Talmer Bancorp, Inc. - Class A (Banks)	798	13,422
Tangoe, Inc.* (Software)	630	5,216
TeleTech Holdings, Inc. (IT Services)	462	13,444
Tennant Co. (Machinery)	252	14,596
Tesco Corp. (Energy Equipment & Services)	1,134	9,072
Tetra Tech, Inc. (Commercial Services & Supplies)	1,764	47,452
TETRA Technologies, Inc.* (Energy Equipment & Services)	2,352	15,852
Texas Capital Bancshares, Inc.* (Banks)	420	23,184
The Andersons, Inc. (Food & Staples Retailing)	756	26,762
The Brink’s Co. (Commercial Services & Supplies)	1,428	44,239
The Buckle, Inc. (Specialty Retail)	420	14,885
The Cato Corp. - Class A (Specialty Retail)	378	14,273
The Children’s Place, Inc. (Specialty Retail)	588	31,558
The Finish Line, Inc. - Class A (Specialty Retail)	672	12,519
The GEO Group, Inc. (Real Estate Investment Trusts)	966	31,173
The Laclede Group, Inc. (Gas Utilities)	1,260	73,798
The Marcus Corp. (Hotels, Restaurants & Leisure)	546	11,297
The Medicines Co.* (Pharmaceuticals)	1,134	38,828
The Men’s Wearhouse, Inc. (Specialty Retail)	1,428	57,091
The Navigators Group, Inc.* (Insurance)	336	28,678
The Pep Boys - Manny, Moe & Jack* (Specialty Retail)	1,596	24,004
The Providence Service Corp.* (Health Care Providers & Services)	168	8,677

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tidewater, Inc. (Energy Equipment & Services)	1,386	$17,117
TimkenSteel Corp. (Metals & Mining)	1,134	12,066
Titan International, Inc. (Machinery)	1,260	8,946
Tompkins Financial Corp. (Banks)	378	20,518
TopBuild Corp.* (Household Durables)	588	16,540
Tredegar Corp. (Industrial Conglomerates)	714	10,182
TrueBlue, Inc.* (Professional Services)	1,218	35,286
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,772	17,270
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,890	13,797
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	126	6,182
UIL Holdings Corp. (Electric Utilities)	1,638	83,522
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	546	8,534
UMB Financial Corp. (Banks)	1,218	59,779
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	420	12,848
UniFirst Corp. (Textiles, Apparel & Luxury Goods)	252	26,477
Unit Corp.* (Energy Equipment & Services)	1,470	18,537
United Bankshares, Inc. (Banks)	1,134	44,850
United Community Banks, Inc. (Banks)	1,680	33,869
United Fire Group, Inc. (Insurance)	630	23,430
United Insurance Holdings Corp. (Insurance)	168	2,775
Universal Corp. (Tobacco)	672	36,295
Universal Forest Products, Inc. (Building Products)	588	42,707
Universal Technical Institute, Inc. (Diversified Consumer Services)	630	2,678
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	294	5,909
UTi Worldwide, Inc.* (Air Freight & Logistics)	2,688	19,165
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	126	4,047
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	672	12,109
Veritiv Corp.* (Trading Companies & Distributors)	252	10,584
Viad Corp. (Commercial Services & Supplies)	588	17,705
Viavi Solutions, Inc.* (Communications Equipment)	6,888	40,983
Vicor Corp.* (Electrical Equipment)	252	2,434
Virtus Investment Partners, Inc. (Capital Markets)	84	9,831
Vitamin Shoppe, Inc.* (Specialty Retail)	462	13,255
VOXX International Corp.* (Distributors)	588	3,034
WageWorks, Inc.* (Professional Services)	504	24,202
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	336	9,747
Watts Water Technologies, Inc. - Class A (Machinery)	462	25,151
Wausau Paper Corp. (Paper & Forest Products)	798	8,148
WD-40 Co. (Household Products)	126	12,043
Westamerica Bancorp (Banks)	462	20,425
Wilshire Bancorp, Inc. (Banks)	2,058	22,000
Wintrust Financial Corp. (Banks)	1,428	72,100
World Acceptance Corp.* (Consumer Finance)	126	4,804
XO Group, Inc.* (Internet Software & Services)	294	4,448
TOTAL COMMON STOCKS (Cost $7,963,712)		9,677,078

TOTAL INVESTMENT SECURITIES (Cost $7,963,712) - 100.8%		9,677,078
Net other assets (liabilities) - (0.8)%		(73,239)

NET ASSETS - 100.0%		$9,603,839

§                             Amount is less than $0.50.

†                             Number of shares is less than 0.50

*                             Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$138,630	1.4%
Air Freight & Logistics	96,585	1.0%
Airlines	60,754	0.6%
Auto Components	74,799	0.8%
Banks	1,006,821	10.6%
Biotechnology	50,746	0.5%
Building Products	138,225	1.4%
Capital Markets	175,684	1.8%
Chemicals	265,603	2.8%
Commercial Services & Supplies	306,462	3.2%
Communications Equipment	188,477	2.0%
Construction & Engineering	191,534	2.0%
Consumer Finance	81,185	0.8%
Containers & Packaging	10,490	0.1%
Distributors	30,348	0.3%
Diversified Consumer Services	71,792	0.7%
Diversified Telecommunication Services	68,816	0.7%
Electric Utilities	196,480	2.0%
Electrical Equipment	220,382	2.3%
Electronic Equipment, Instruments & Components	604,807	6.4%
Energy Equipment & Services	266,243	2.8%
Food & Staples Retailing	57,229	0.6%
Food Products	116,898	1.2%
Gas Utilities	364,004	3.8%
Health Care Equipment & Supplies	287,459	3.0%
Health Care Providers & Services	316,807	3.3%
Health Care Technology	60,993	0.6%
Hotels, Restaurants & Leisure	175,174	1.8%
Household Durables	119,165	1.2%
Household Products	33,027	0.3%
Industrial Conglomerates	21,486	0.2%
Insurance	430,531	4.6%
Internet & Catalog Retail	32,252	0.3%
Internet Software & Services	51,534	0.5%
IT Services	188,903	2.0%
Leisure Products	45,098	0.5%
Life Sciences Tools & Services	8,408	0.1%
Machinery	422,117	4.5%
Media	74,162	0.8%
Metals & Mining	143,880	1.5%
Multiline Retail	13,941	0.1%
Multi-Utilities	99,825	1.0%
Oil, Gas & Consumable Fuels	136,879	1.4%
Paper & Forest Products	99,256	1.0%
Personal Products	17,445	0.2%
Pharmaceuticals	42,343	0.4%
Professional Services	219,969	2.3%
Real Estate Investment Trusts	398,749	4.2%
Real Estate Management & Development	13,669	0.1%
Road & Rail	28,512	0.3%
Semiconductors & Semiconductor Equipment	321,528	3.3%
Software	81,185	0.8%
Specialty Retail	501,994	5.3%
Technology Hardware, Storage & Peripherals	31,769	0.3%
Textiles, Apparel & Luxury Goods	120,347	1.3%
Thrifts & Mortgage Finance	189,271	2.0%
Tobacco	36,295	0.4%
Trading Companies & Distributors	101,637	1.1%
Water Utilities	17,115	0.2%
Wireless Telecommunication Services	11,359	0.1%
Other **	(73,239)	(0.8)%
Total	$9,603,839	100.0%

See accompanying notes to schedules of portfolio investments.

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (100.0%)
8x8, Inc.* (Diversified Telecommunication Services)	2,460	$26,224
AAON, Inc. (Building Products)	2,460	50,356
Abaxis, Inc. (Health Care Equipment & Supplies)	1,230	61,758
ABIOMED, Inc.* (Health Care Equipment & Supplies)	2,255	166,104
Acadia Realty Trust (Real Estate Investment Trusts)	2,665	87,652
Aceto Corp. (Health Care Providers & Services)	820	24,731
Acorda Therapeutics, Inc.* (Biotechnology)	1,640	59,106
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,845	31,254
Affymetrix, Inc.* (Life Sciences Tools & Services)	4,715	43,378
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	410	4,662
Agree Realty Corp. (Real Estate Investment Trusts)	615	19,914
Air Methods Corp.* (Health Care Providers & Services)	1,230	50,344
Albany International Corp. - Class A (Machinery)	820	30,807
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	1,640	29,586
Allegiant Travel Co. (Airlines)	820	161,909
Amedisys, Inc.* (Health Care Providers & Services)	820	32,456
American Assets Trust, Inc. (Real Estate Investment Trusts)	2,255	95,071
American Equity Investment Life Holding Co. (Insurance)	2,255	57,908
American Public Education, Inc.* (Diversified Consumer Services)	410	8,909
American States Water Co. (Water Utilities)	1,435	58,476
American Woodmark Corp.* (Building Products)	615	44,711
Ameris Bancorp (Banks)	1,640	51,660
AMERISAFE, Inc. (Insurance)	615	33,659
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,870	81,422
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	410	17,154
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	820	31,586
Apogee Enterprises, Inc. (Building Products)	1,845	91,383
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,025	2,419
ArcBest Corp. (Road & Rail)	1,435	37,167
AZZ, Inc. (Electrical Equipment)	1,640	90,741
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	820	65,607
B&G Foods, Inc. - Class A (Food Products)	1,845	66,955
Badger Meter, Inc. (Machinery)	615	37,257
Balchem Corp. (Chemicals)	1,845	126,013
Bank Mutual Corp. (Thrifts & Mortgage Finance)	2,665	19,295
Banner Corp. (Banks)	615	30,178
Barnes & Noble Education, Inc.* (Specialty Retail)	410	6,048
Bel Fuse, Inc. - Class B (Communications Equipment)	615	11,088
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,230	52,804
Blackbaud, Inc. (Software)	2,870	179,921
Blue Nile, Inc.* (Internet & Catalog Retail)	410	13,981
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	615	26,611
Boise Cascade Co.* (Paper & Forest Products)	1,230	36,814
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,435	8,165
Boston Private Financial Holdings, Inc. (Banks)	5,125	58,733
Bottomline Technologies, Inc.* (Software)	1,025	28,372
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	2,050	23,268
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	615	25,935
CalAmp Corp.* (Communications Equipment)	1,435	27,208
Calavo Growers, Inc. (Food Products)	820	42,156
Caleres, Inc. (Specialty Retail)	1,230	37,589
Calgon Carbon Corp. (Chemicals)	1,435	24,682
Cal-Maine Foods, Inc. (Food Products)	1,845	98,634
Cambrex Corp.* (Life Sciences Tools & Services)	1,845	84,814
Cantel Medical Corp. (Health Care Equipment & Supplies)	2,050	121,525
Capella Education Co. (Diversified Consumer Services)	410	18,512
Cardinal Financial Corp. (Banks)	1,025	23,298
Cardtronics, Inc.* (IT Services)	2,665	91,943
CareTrust REIT, Inc. (Real Estate Investment Trusts)	2,870	32,488
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	3,280	123,426
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	3,075	21,494
Century Aluminum Co.* (Metals & Mining)	3,075	11,132
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	615	14,373
Chemed Corp. (Health Care Providers & Services)	1,025	161,221
Chesapeake Lodging Trust (Real Estate Investment Trusts)	3,690	101,623
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	7,380	27,823
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,255	69,522
Clearwater Paper Corp.* (Paper & Forest Products)	615	31,014

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Columbia Banking System, Inc. (Banks)	1,435	$47,814
Computer Programs & Systems, Inc. (Health Care Technology)	410	15,584
comScore, Inc.* (Internet Software & Services)	2,050	87,699
Comtech Telecommunications Corp. (Communications Equipment)	410	9,906
CONMED Corp. (Health Care Equipment & Supplies)	615	24,944
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	3,075	67,958
Constant Contact, Inc.* (Internet Software & Services)	1,845	48,155
Core-Mark Holding Co., Inc. (Distributors)	615	49,993
CoreSite Realty Corp. (Real Estate Investment Trusts)	1,640	90,118
CorVel Corp.* (Health Care Providers & Services)	205	6,806
Cousins Properties, Inc. (Real Estate Investment Trusts)	12,300	123,492
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,025	13,838
CryoLife, Inc. (Health Care Equipment & Supplies)	820	8,643
Curtiss-Wright Corp. (Aerospace & Defense)	2,870	199,638
CVB Financial Corp. (Banks)	2,665	46,504
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	1,435	54,013
Deltic Timber Corp. (Paper & Forest Products)	615	38,105
Depomed, Inc.* (Pharmaceuticals)	3,690	64,575
DHI Group, Inc.* (Internet Software & Services)	2,665	24,118
Diamond Foods, Inc.* (Food Products)	820	32,488
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	12,095	141,269
DineEquity, Inc. (Hotels, Restaurants & Leisure)	615	51,322
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,435	32,862
Dorman Products, Inc.* (Auto Components)	1,230	57,416
Drew Industries, Inc. (Auto Components)	820	49,061
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	615	6,212
DTS, Inc.* (Electronic Equipment, Instruments & Components)	1,025	30,504
Dycom Industries, Inc.* (Construction & Engineering)	1,025	77,992
EastGroup Properties, Inc. (Real Estate Investment Trusts)	1,230	69,077
Ebix, Inc. (Software)	820	22,739
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,025	24,385
Education Realty Trust, Inc. (Real Estate Investment Trusts)	2,870	103,062
eHealth, Inc.* (Insurance)	410	4,900
Electro Scientific Industries, Inc. (Electronic Equipment, Instruments & Components)	410	1,915
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,870	133,282
Emergent BioSolutions, Inc.* (Biotechnology)	1,230	39,545
Enanta Pharmaceuticals, Inc.* (Biotechnology)	410	11,517
Encore Capital Group, Inc.* (Consumer Finance)	820	33,374
Enova International, Inc.* (Consumer Finance)	1,640	21,320
EnPro Industries, Inc. (Machinery)	615	30,203
Epiq Systems, Inc. (Software)	1,025	14,145
ePlus, Inc.* (Software)	205	17,306
EPR Properties (Real Estate Investment Trusts)	1,845	104,814
Era Group, Inc.* (Energy Equipment & Services)	615	8,555
ESCO Technologies, Inc. (Machinery)	615	22,810
Evercore Partners, Inc. - Class A (Capital Markets)	1,025	55,350
ExamWorks Group, Inc.* (Health Care Providers & Services)	2,460	69,470
Exar Corp.* (Semiconductors & Semiconductor Equipment)	1,230	6,999
ExlService Holdings, Inc.* (IT Services)	1,230	54,440
Exponent, Inc. (Professional Services)	1,025	52,695
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	615	20,781
Federal Signal Corp. (Machinery)	1,845	27,786
Financial Engines, Inc. (Capital Markets)	1,845	59,335
First Cash Financial Services, Inc.* (Consumer Finance)	1,025	39,104
First Commonwealth Financial Corp. (Banks)	2,255	20,723
First Financial Bankshares, Inc. (Banks)	2,255	75,001
First Midwest Bancorp, Inc. (Banks)	4,715	84,021
First NBC Bank Holding Co.* (Banks)	615	22,872
Flotek Industries, Inc.* (Chemicals)	3,280	59,367
Forrester Research, Inc. (IT Services)	410	13,231
Forward Air Corp. (Air Freight & Logistics)	1,845	83,689
Francesca’s Holdings Corp.* (Specialty Retail)	2,460	34,957
Franklin Electric Co., Inc. (Electrical Equipment)	1,025	33,784
Franklin Street Properties Corp. (Real Estate Investment Trusts)	2,665	27,769
FTD Cos., Inc.* (Internet & Catalog Retail)	615	17,417
G & K Services, Inc. - Class A (Commercial Services & Supplies)	615	40,479
Gannett Co., Inc. (Media)	2,665	42,160
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	1,845	37,573
Gentherm, Inc.* (Auto Components)	2,255	110,856
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,460	135,521
Glacier Bancorp, Inc. (Banks)	4,510	123,394

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Globe Specialty Metals, Inc. (Metals & Mining)	1,845	$23,284
Greatbatch, Inc.* (Health Care Equipment & Supplies)	1,025	54,786
Green Dot Corp.* - Class A (Consumer Finance)	1,230	22,804
Greenhill & Co., Inc. (Capital Markets)	820	21,172
Group 1 Automotive, Inc. (Specialty Retail)	615	53,474
H.B. Fuller Co. (Chemicals)	1,230	46,728
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,435	48,474
Hawaiian Holdings, Inc.* (Airlines)	1,435	49,795
HCI Group, Inc. (Insurance)	615	26,820
Headwaters, Inc.* (Construction Materials)	4,510	92,681
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	5,945	156,709
Healthcare Services Group, Inc. (Commercial Services & Supplies)	4,305	160,405
HealthEquity, Inc.* (Health Care Providers & Services)	1,230	40,233
HealthStream, Inc.* (Health Care Technology)	1,435	34,167
Heartland Express, Inc. (Road & Rail)	3,690	69,483
Heartland Payment Systems, Inc. (IT Services)	1,435	106,189
Helen of Troy, Ltd.* (Household Durables)	1,640	162,705
HFF, Inc. - Class A (Capital Markets)	2,050	70,767
Hibbett Sports, Inc.* (Specialty Retail)	615	21,008
Hillenbrand, Inc. (Machinery)	3,690	109,482
HMS Holdings Corp.* (Health Care Providers & Services)	2,870	30,221
Home BancShares, Inc. (Banks)	3,485	149,576
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,870	43,968
ICU Medical, Inc.* (Health Care Equipment & Supplies)	615	67,632
Impax Laboratories, Inc.* (Pharmaceuticals)	4,100	141,983
Independent Bank Corp. (Banks)	615	28,745
Inland Real Estate Corp. (Real Estate Investment Trusts)	5,535	48,985
Innophos Holdings, Inc. (Chemicals)	615	26,131
Inogen, Inc.* (Health Care Equipment & Supplies)	410	17,523
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	820	48,847
Interactive Intelligence Group, Inc.* (Software)	615	19,889
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	1,230	21,710
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,640	13,464
iRobot Corp.* (Household Durables)	1,025	30,760
Ixia* (Communications Equipment)	1,230	17,724
J & J Snack Foods Corp. (Food Products)	820	100,688
j2 Global, Inc. (Internet Software & Services)	2,870	222,568
John Bean Technologies Corp. (Machinery)	820	36,785
KapStone Paper & Packaging Corp. (Paper & Forest Products)	5,125	111,470
Knight Transportation, Inc. (Road & Rail)	3,690	93,799
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,435	3,831
Korn/Ferry International (Professional Services)	1,435	52,191
Landauer, Inc. (Health Care Providers & Services)	205	8,095
Lannett Co., Inc.* (Pharmaceuticals)	1,640	73,423
LegacyTexas Financial Group, Inc. (Banks)	1,230	35,301
LendingTree, Inc.* (Thrifts & Mortgage Finance)	410	49,758
Lexington Realty Trust (Real Estate Investment Trusts)	7,995	70,676
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	1,025	92,608
Lindsay Corp. (Machinery)	410	27,790
Lithia Motors, Inc. - Class A (Specialty Retail)	820	96,260
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	820	81,942
LivePerson, Inc.* (Internet Software & Services)	2,050	15,990
LogMeIn, Inc.* (Internet Software & Services)	1,435	96,662
LTC Properties, Inc. (Real Estate Investment Trusts)	1,230	52,706
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	820	11,332
Lumentum Holdings, Inc.* (Communications Equipment)	1,025	14,699
Luminex Corp.* (Life Sciences Tools & Services)	1,435	26,117
Lydall, Inc.* (Machinery)	1,025	35,086
MarineMax, Inc.* (Specialty Retail)	820	12,956
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,640	105,616
Marten Transport, Ltd. (Road & Rail)	410	6,720
Masimo Corp.* (Health Care Equipment & Supplies)	1,640	65,075
Matson, Inc. (Marine)	2,665	122,137
Matthews International Corp. - Class A (Diversified Consumer Services)	1,025	59,173
MB Financial, Inc. (Banks)	4,305	138,793
MedAssets, Inc.* (Health Care Technology)	2,050	48,544
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	14,145	159,838
Medidata Solutions, Inc.* (Health Care Technology)	2,050	88,151
Medifast, Inc.* (Personal Products)	410	11,468
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,230	23,382
Meritage Homes Corp.* (Household Durables)	2,255	79,512
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,255	75,159

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	3,485	$125,494
MicroStrategy, Inc.* - Class A (Software)	615	105,823
MiMedx Group, Inc.* (Biotechnology)	5,945	43,280
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,435	50,569
Mobile Mini, Inc. (Commercial Services & Supplies)	1,435	49,134
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,845	30,276
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	205	4,498
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	2,255	140,756
Monotype Imaging Holdings, Inc. (Software)	1,435	39,233
Monro Muffler Brake, Inc. (Specialty Retail)	1,230	91,229
Moog, Inc.* - Class A (Aerospace & Defense)	820	50,643
Motorcar Parts of America, Inc.* (Auto Components)	820	27,601
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	410	27,072
Mueller Industries, Inc. (Machinery)	1,435	45,231
MYR Group, Inc.* (Construction & Engineering)	410	9,225
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	615	9,397
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,050	93,338
Neenah Paper, Inc. (Paper & Forest Products)	1,025	69,095
Nektar Therapeutics* (Pharmaceuticals)	7,995	94,901
Neogen Corp.* (Health Care Equipment & Supplies)	1,435	77,562
New Jersey Resources Corp. (Gas Utilities)	2,460	77,933
NIC, Inc. (Internet Software & Services)	2,255	42,777
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,435	21,984
NorthWestern Corp. (Multi-Utilities)	1,435	77,763
Nutrisystem, Inc. (Internet & Catalog Retail)	820	18,967
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,640	77,342
Omnicell, Inc.* (Health Care Technology)	2,255	61,336
On Assignment, Inc.* (Professional Services)	2,870	129,465
Orion Marine Group, Inc.* (Construction & Engineering)	820	3,206
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,230	19,582
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	615	53,001
Outerwall, Inc. (Specialty Retail)	1,025	61,500
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	410	29,856
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	1,845	129,463
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	615	10,049
Parkway Properties, Inc. (Real Estate Investment Trusts)	2,665	44,585
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	2,665	59,909
Perficient, Inc.* (Internet Software & Services)	1,025	17,138
Pericom Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	615	10,732
PGT, Inc.* (Building Products)	2,870	34,612
Piedmont Natural Gas Co., Inc. (Gas Utilities)	2,255	129,234
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,690	129,186
Pinnacle Financial Partners, Inc. (Banks)	2,050	107,871
Piper Jaffray Cos.* (Capital Markets)	410	14,584
Pool Corp. (Distributors)	2,665	217,304
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	1,435	80,991
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	820	41,500
PRA Group, Inc.* (Consumer Finance)	2,870	157,276
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	3,075	150,706
PrivateBancorp, Inc. (Banks)	4,715	197,228
Progress Software Corp.* (Software)	1,640	39,819
PS Business Parks, Inc. (Real Estate Investment Trusts)	615	52,761
Quaker Chemical Corp. (Chemicals)	410	32,546
Quality Systems, Inc. (Health Care Technology)	1,025	14,401
QuinStreet, Inc.* (Internet Software & Services)	615	3,413
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	4,305	44,428
Repligen Corp.* (Biotechnology)	2,050	68,142
Republic Airways Holdings, Inc.* (Airlines)	820	4,723
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	5,945	107,783
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	205	11,257
RLI Corp. (Insurance)	1,025	62,371
Rogers Corp.* (Electronic Equipment, Instruments & Components)	615	28,610
Ruckus Wireless, Inc.* (Communications Equipment)	2,460	27,749
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,025	15,898
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	3,895	88,339
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	1,435	24,122
Saia, Inc.* (Road & Rail)	1,435	33,880
Sanderson Farms, Inc. (Food Products)	615	42,749
Saul Centers, Inc. (Real Estate Investment Trusts)	615	34,483

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	3,075	$34,102
Select Comfort Corp.* (Specialty Retail)	3,075	65,190
Select Medical Holdings Corp. (Health Care Providers & Services)	3,485	39,381
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,050	35,875
Simmons First National Corp. - Class A (Banks)	1,025	52,829
Simpson Manufacturing Co., Inc. (Building Products)	1,230	46,715
Snyder’s-Lance, Inc. (Food Products)	3,075	109,285
Sonic Corp. (Hotels, Restaurants & Leisure)	3,075	87,761
Southside Bancshares, Inc. (Banks)	615	16,544
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,435	7,476
SPX FLOW, Inc.* (Machinery)	820	27,798
Stamps.com, Inc.* (Internet & Catalog Retail)	820	62,000
Standex International Corp. (Industrial Conglomerates)	410	36,785
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	2,050	71,443
Stillwater Mining Co.* (Metals & Mining)	3,280	30,635
Strayer Education, Inc.* (Diversified Consumer Services)	615	32,546
Sturm, Ruger & Co., Inc. (Leisure Products)	615	35,018
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	2,665	34,858
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,255	63,614
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,050	33,825
SurModics, Inc.* (Health Care Equipment & Supplies)	410	8,745
Synchronoss Technologies, Inc.* (Software)	2,460	86,543
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	5,740	64,231
Take-Two Interactive Software, Inc.* (Software)	5,125	170,150
Talmer Bancorp, Inc. - Class A (Banks)	2,255	37,929
Tangoe, Inc.* (Software)	1,025	8,487
TASER International, Inc.* (Aerospace & Defense)	3,280	76,785
Tennant Co. (Machinery)	615	35,621
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	2,870	100,364
Texas Capital Bancshares, Inc.* (Banks)	1,845	101,844
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	3,895	133,792
The Buckle, Inc. (Specialty Retail)	820	29,061
The Cato Corp. - Class A (Specialty Retail)	820	30,963
The E.W. Scripps Co. - Class A (Media)	3,280	72,357
The Ensign Group, Inc. (Health Care Providers & Services)	1,435	60,500
The Finish Line, Inc. - Class A (Specialty Retail)	1,435	26,734
The GEO Group, Inc. (Real Estate Investment Trusts)	2,460	79,384
The Medicines Co.* (Pharmaceuticals)	1,640	56,154
The Providence Service Corp.* (Health Care Providers & Services)	410	21,177
TopBuild Corp.* (Household Durables)	1,025	28,833
Tuesday Morning Corp.* (Multiline Retail)	2,665	14,418
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	410	20,115
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	3,280	59,236
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	615	9,612
UniFirst Corp. (Textiles, Apparel & Luxury Goods)	410	43,079
United Bankshares, Inc. (Banks)	1,640	64,862
United Insurance Holdings Corp. (Insurance)	820	13,546
Universal Electronics, Inc.* (Household Durables)	820	39,007
Universal Health Realty Income Trust (Real Estate Investment Trusts)	820	40,746
Universal Insurance Holdings, Inc. (Insurance)	2,050	64,678
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	1,025	20,603
US Ecology, Inc. (Commercial Services & Supplies)	1,230	48,228
VASCO Data Security International, Inc.* (Software)	1,845	35,073
Vascular Solutions, Inc.* (Health Care Equipment & Supplies)	820	26,338
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,025	18,471
ViaSat, Inc.* (Communications Equipment)	2,665	175,783
Vicor Corp.* (Electrical Equipment)	410	3,961
Virtus Investment Partners, Inc. (Capital Markets)	205	23,993
Virtusa Corp.* (IT Services)	1,640	94,185
Vitamin Shoppe, Inc.* (Specialty Retail)	820	23,526
WageWorks, Inc.* (Professional Services)	1,025	49,221
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	820	23,788
Watts Water Technologies, Inc. - Class A (Machinery)	820	44,641
Wausau Paper Corp. (Paper & Forest Products)	820	8,372
WD-40 Co. (Household Products)	410	39,188
Westamerica Bancorp (Banks)	615	27,189
Winnebago Industries, Inc. (Automobiles)	1,640	34,424
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	6,150	114,206
World Acceptance Corp.* (Consumer Finance)	205	7,817
XO Group, Inc.* (Internet Software & Services)	820	12,407

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Zumiez, Inc.* (Specialty Retail)	1,230	$21,500
TOTAL COMMON STOCKS (Cost $15,118,800)		19,065,864

TOTAL INVESTMENT SECURITIES (Cost $15,118,800) - 100.0%		19,065,864
Net other assets (liabilities) - NM		(3,883)

NET ASSETS - 100.0%		$19,061,981

*                           Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$358,320	1.9%
Air Freight & Logistics	108,074	0.6%
Airlines	216,427	1.1%
Auto Components	244,934	1.3%
Automobiles	34,424	0.2%
Banks	1,542,909	8.0%
Biotechnology	351,950	1.8%
Building Products	267,777	1.4%
Capital Markets	245,201	1.3%
Chemicals	315,468	1.7%
Commercial Services & Supplies	298,246	1.6%
Communications Equipment	284,157	1.5%
Construction & Engineering	90,423	0.5%
Construction Materials	92,681	0.5%
Consumer Finance	281,695	1.5%
Distributors	267,297	1.4%
Diversified Consumer Services	119,140	0.6%
Diversified Telecommunication Services	173,042	0.9%
Electrical Equipment	128,486	0.7%
Electronic Equipment, Instruments & Components	333,695	1.8%
Energy Equipment & Services	67,791	0.4%
Food Products	492,955	2.6%
Gas Utilities	207,167	1.1%
Health Care Equipment & Supplies	1,077,616	5.6%
Health Care Providers & Services	660,010	3.5%
Health Care Technology	262,183	1.4%
Hotels, Restaurants & Leisure	873,754	4.5%
Household Durables	340,817	1.8%
Household Products	39,188	0.2%
Industrial Conglomerates	36,785	0.2%
Insurance	263,882	1.4%
Internet & Catalog Retail	112,365	0.6%
Internet Software & Services	570,927	3.0%
IT Services	359,988	1.9%
Leisure Products	35,018	0.2%
Life Sciences Tools & Services	183,895	1.0%
Machinery	511,297	2.7%
Marine	122,137	0.6%
Media	114,517	0.6%
Metals & Mining	65,051	0.3%
Multiline Retail	14,418	0.1%
Multi-Utilities	77,763	0.4%
Oil, Gas & Consumable Fuels	209,498	1.1%
Paper & Forest Products	294,870	1.5%
Personal Products	11,468	0.1%
Pharmaceuticals	656,843	3.4%
Professional Services	283,572	1.5%
Real Estate Investment Trusts	2,070,208	10.8%
Road & Rail	241,049	1.3%
Semiconductors & Semiconductor Equipment	746,932	3.9%
Software	767,500	3.9%
Specialty Retail	623,327	3.3%
Technology Hardware, Storage & Peripherals	196,896	1.0%
Textiles, Apparel & Luxury Goods	438,073	2.3%
Thrifts & Mortgage Finance	223,282	1.2%
Water Utilities	58,476	0.3%
Other **	(3,883)	NM
Total	$19,061,981	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (99.9%)
Alcatel-Lucent*ADR (Communications Equipment)	79,056	$318,596
Anheuser-Busch InBev N.V.ADR (Beverages)	2,592	309,303
ArcelorMittalNYS (Metals & Mining)	27,360	153,490
ARM Holdings PLCADR (Semiconductors & Semiconductor Equipment)	6,768	321,006
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	3,024	280,597
AstraZeneca PLCADR (Pharmaceuticals)	13,248	422,479
Banco Santander S.A.ADR (Banks)	65,376	362,183
Barclays PLCADR (Banks)	28,512	405,726
BP PLCADR (Oil, Gas & Consumable Fuels)	15,264	544,925
British American Tobacco PLCADR (Tobacco)	2,736	323,122
Criteo S.A.*ADR (Internet Software & Services)	6,624	252,109
Diageo PLCADR (Beverages)	2,880	331,430
EricssonADR (Communications Equipment)	30,096	293,135
GlaxoSmithKline PLCADR (Pharmaceuticals)	10,080	434,045
HSBC Holdings PLCADR (Banks)	16,272	635,747
ING Groep N.V.ADR (Banks)	30,240	437,573
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	11,376	306,469
National Grid PLCADR (Multi-Utilities)	5,760	412,416
Nokia Corp.ADR (Communications Equipment)	42,480	315,202
Rio Tinto PLCADR (Metals & Mining)	14,688	536,259
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	12,816	672,328
Ryanair Holdings PLCADR (Airlines)	4,321	337,839
S.A.P. SEADR (Software)	7,056	555,378
SanofiADR (Pharmaceuticals)	6,480	326,203
Statoil ASAADR (Oil, Gas & Consumable Fuels)	23,328	376,980
Telefonica S.A.ADR (Diversified Telecommunication Services)	30,816	405,847
Tenaris S.A.ADR (Energy Equipment & Services)	18,288	462,137
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	11,664	562,555
Unilever N.V.NYS (Personal Products)	11,952	537,601
Vodafone Group PLCADR (Wireless Telecommunication Services)	14,832	489,011
TOTAL COMMON STOCKS (Cost $11,068,869)		12,121,691

	Principal Amount	Value
Repurchase Agreements(a)(1.2%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $141,000	$141,000	141,000

TOTAL REPURCHASE AGREEMENTS (Cost $141,000)		141,000

TOTAL INVESTMENT SECURITIES (Cost $11,209,869) - 101.1%		12,262,691
Net other assets (liabilities) - (1.1)%		(132,972)

NET ASSETS - 100.0%		$12,129,719

*                              Non-income producing security

(a)                      The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                 American Depositary Receipt

NYS                  New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Airlines	$337,839	2.8%
Banks	1,841,229	15.2%
Beverages	640,734	5.3%
Communications Equipment	926,932	7.6%
Diversified Telecommunication Services	405,847	3.3%
Energy Equipment & Services	462,138	3.8%
Industrial Conglomerates	306,469	2.5%
Internet Software & Services	252,109	2.1%
Metals & Mining	689,748	5.7%
Multi-Utilities	412,416	3.4%
Oil, Gas & Consumable Fuels	2,156,788	17.7%
Personal Products	537,601	4.4%
Pharmaceuticals	1,182,727	9.8%
Semiconductors & Semiconductor Equipment	601,603	5.0%
Software	555,378	4.6%
Tobacco	323,122	2.7%
Wireless Telecommunication Services	489,011	4.0%
Other **	8,028	0.1%
Total	$12,129,719	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2015:

	Value	% of Net Assets
Belgium	$309,303	2.6%
Finland	315,202	2.6%
France	1,459,463	12.0%
Germany	555,378	4.6%
Ireland	337,839	2.8%
Luxembourg	615,627	5.1%
Netherlands	1,696,967	14.0%
Norway	376,980	3.1%
Spain	768,030	6.3%
Sweden	293,135	2.4%
United Kingdom	5,393,767	44.4%
Other **	8,028	0.1%
Total	$12,129,719	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (58.1%)
3M Co. (Industrial Conglomerates)	1,785	$280,620
Abbott Laboratories (Health Care Equipment & Supplies)	4,270	191,297
AbbVie, Inc. (Pharmaceuticals)	4,760	283,458
Accenture PLC - Class A (IT Services)	1,785	191,352
ACE, Ltd. (Insurance)	945	107,294
Activision Blizzard, Inc. (Software)	1,435	49,881
Adobe Systems, Inc.* (Software)	1,435	127,227
Advance Auto Parts, Inc. (Specialty Retail)	210	41,670
Aetna, Inc. (Health Care Providers & Services)	1,015	116,502
Affiliated Managers Group, Inc.* (Capital Markets)	140	25,236
Aflac, Inc. (Insurance)	1,225	78,094
Agilent Technologies, Inc. (Life Sciences Tools & Services)	945	35,683
AGL Resources, Inc. (Gas Utilities)	350	21,875
Air Products & Chemicals, Inc. (Chemicals)	560	77,829
Airgas, Inc. (Chemicals)	210	20,194
Akamai Technologies, Inc.* (Internet Software & Services)	525	31,931
Alcoa, Inc. (Metals & Mining)	3,780	33,755
Alexion Pharmaceuticals, Inc.* (Biotechnology)	665	117,040
Allegion PLC (Building Products)	280	18,248
Allergan PLC* (Pharmaceuticals)	1,120	345,486
Alliance Data Systems Corp.* (IT Services)	175	52,029
Alphabet, Inc.* - Class A (Internet Software & Services)	840	619,408
Alphabet, Inc.* - Class C (Internet Software & Services)	840	597,080
Altera Corp. (Semiconductors & Semiconductor Equipment)	875	45,981
Altria Group, Inc. (Tobacco)	5,635	340,748
Amazon.com, Inc.* (Internet & Catalog Retail)	1,120	701,007
Ameren Corp. (Multi-Utilities)	700	30,576
American Airlines Group, Inc. (Airlines)	1,925	88,974
American Electric Power Co., Inc. (Electric Utilities)	1,400	79,310
American Express Co. (Consumer Finance)	2,450	179,487
American International Group, Inc. (Insurance)	3,710	233,952
American Tower Corp. (Real Estate Investment Trusts)	1,225	125,232
Ameriprise Financial, Inc. (Capital Markets)	525	60,564
AmerisourceBergen Corp. (Health Care Providers & Services)	595	57,423
AMETEK, Inc. (Electrical Equipment)	700	38,374
Amgen, Inc. (Biotechnology)	2,170	343,251
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	875	47,443
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,470	98,314
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	910	54,709
Anthem, Inc. (Health Care Providers & Services)	735	102,275
Aon PLC (Insurance)	805	75,115
Apache Corp. (Oil, Gas & Consumable Fuels)	1,085	51,136
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	455	17,831
Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,380	1,957,409
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,465	58,108
Archer-Daniels-Midland Co. (Food Products)	1,750	79,905
Assurant, Inc. (Insurance)	175	14,268
AT&T, Inc. (Diversified Telecommunication Services)	17,675	592,290
Autodesk, Inc.* (Software)	665	36,701
Automatic Data Processing, Inc. (IT Services)	1,330	115,697
AutoNation, Inc.* (Specialty Retail)	210	13,270
AutoZone, Inc.* (Specialty Retail)	105	82,363
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	735	90,501
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	385	67,310
Avery Dennison Corp. (Containers & Packaging)	280	18,192
Baker Hughes, Inc. (Energy Equipment & Services)	1,260	66,377
Ball Corp. (Containers & Packaging)	385	26,373
Bank of America Corp. (Banks)	30,100	505,078
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	210	39,134
Baxalta, Inc. (Biotechnology)	1,540	53,068
Baxter International, Inc. (Health Care Equipment & Supplies)	1,575	58,889
BB&T Corp. (Banks)	2,240	83,216
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	595	84,799
Bed Bath & Beyond, Inc.* (Specialty Retail)	490	29,219
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	5,390	733,147
Best Buy Co., Inc. (Specialty Retail)	875	30,651
Biogen, Inc.* (Biotechnology)	665	193,189
BlackRock, Inc. (Capital Markets)	385	135,508
BorgWarner, Inc. (Auto Components)	665	28,475
Boston Properties, Inc. (Real Estate Investment Trusts)	455	57,262
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,850	70,378
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,795	316,230
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,610	82,754
Brown-Forman Corp. - Class B (Beverages)	350	37,163
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	420	29,140
CA, Inc. (Software)	910	25,216
Cablevision Systems Corp. - Class A (Media)	630	20,532
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,190	25,835

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Cameron International Corp.* (Energy Equipment & Services)	560	$38,086
Campbell Soup Co. (Food Products)	525	26,665
Capital One Financial Corp. (Consumer Finance)	1,575	124,268
Cardinal Health, Inc. (Health Care Providers & Services)	945	77,679
CarMax, Inc.* (Specialty Retail)	595	35,111
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	1,330	71,926
Caterpillar, Inc. (Machinery)	1,750	127,732
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	840	31,315
CBS Corp. - Class B (Media)	1,295	60,243
Celgene Corp.* (Biotechnology)	2,275	279,165
CenterPoint Energy, Inc. (Multi-Utilities)	1,225	22,724
CenturyLink, Inc. (Diversified Telecommunication Services)	1,610	45,418
Cerner Corp.* (Health Care Technology)	875	58,004
CF Industries Holdings, Inc. (Chemicals)	665	33,762
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	1,470	10,481
Chevron Corp. (Oil, Gas & Consumable Fuels)	5,425	493,023
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	105	67,224
Cigna Corp. (Health Care Providers & Services)	735	98,519
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	280	33,057
Cincinnati Financial Corp. (Insurance)	420	25,297
Cintas Corp. (Commercial Services & Supplies)	245	22,807
Cisco Systems, Inc. (Communications Equipment)	14,630	422,076
Citigroup, Inc. (Banks)	8,645	459,655
Citrix Systems, Inc.* (Software)	455	37,356
CME Group, Inc. (Diversified Financial Services)	980	92,581
CMS Energy Corp. (Multi-Utilities)	805	29,036
Coach, Inc. (Textiles, Apparel & Luxury Goods)	805	25,116
Coca-Cola Enterprises, Inc. (Beverages)	595	30,547
Cognizant Technology Solutions Corp.* (IT Services)	1,750	119,193
Colgate-Palmolive Co. (Household Products)	2,590	171,847
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	910	18,901
Comcast Corp. - Class A (Media)	6,090	381,356
Comcast Corp. - Class A (Media)	1,050	65,846
Comerica, Inc. (Banks)	525	22,785
Computer Sciences Corp. (IT Services)	385	25,637
ConAgra Foods, Inc. (Food Products)	1,225	49,674
ConocoPhillips (Oil, Gas & Consumable Fuels)	3,535	188,592
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	665	4,429
Consolidated Edison, Inc. (Multi-Utilities)	840	55,230
Constellation Brands, Inc. (Beverages)	490	66,052
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,535	65,751
Costco Wholesale Corp. (Food & Staples Retailing)	1,260	199,231
Crown Castle International Corp. (Real Estate Investment Trusts)	945	80,760
CSX Corp. (Road & Rail)	2,835	76,517
Cummins, Inc. (Machinery)	490	50,720
CVS Health Corp. (Food & Staples Retailing)	3,220	318,071
D.R. Horton, Inc. (Household Durables)	945	27,821
Danaher Corp. (Industrial Conglomerates)	1,715	160,027
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	315	19,495
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	490	37,980
Deere & Co. (Machinery)	910	70,980
Delphi Automotive PLC (Auto Components)	805	66,968
Delta Air Lines, Inc. (Airlines)	2,275	115,661
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	385	23,427
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,120	46,962
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	175	3,479
Discover Financial Services (Consumer Finance)	1,260	70,837
Discovery Communications, Inc.* - Class A (Media)	420	12,365
Discovery Communications, Inc.* - Class C (Media)	735	20,227
Dollar General Corp. (Multiline Retail)	840	56,927
Dollar Tree, Inc.* (Multiline Retail)	630	41,259
Dominion Resources, Inc. (Multi-Utilities)	1,715	122,502
Dover Corp. (Machinery)	455	29,316
Dr. Pepper Snapple Group, Inc. (Beverages)	560	50,047
DTE Energy Co. (Multi-Utilities)	525	42,835
Duke Energy Corp. (Electric Utilities)	1,995	142,583
E*TRADE Financial Corp.* (Capital Markets)	840	23,948
E.I. du Pont de Nemours & Co. (Chemicals)	2,590	164,206
Eastman Chemical Co. (Chemicals)	420	30,311
Eaton Corp. PLC (Electrical Equipment)	1,330	74,360
eBay, Inc.* (Internet Software & Services)	3,220	89,838
Ecolab, Inc. (Chemicals)	770	92,670
Edison International (Electric Utilities)	945	57,191
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	315	49,502
Electronic Arts, Inc.* (Software)	910	65,584
Eli Lilly & Co. (Pharmaceuticals)	2,800	228,396
EMC Corp. (Technology Hardware, Storage & Peripherals)	5,530	144,996
Emerson Electric Co. (Electrical Equipment)	1,890	89,265
Endo International PLC* (Pharmaceuticals)	595	35,694
Ensco PLCADR - Class A (Energy Equipment & Services)	665	11,059
Entergy Corp. (Electric Utilities)	525	35,784
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,575	135,214

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
EQT Corp. (Oil, Gas & Consumable Fuels)	455		$30,062
Equifax, Inc. (Professional Services)	350		37,300
Equinix, Inc. (Real Estate Investment Trusts)	175		51,919
Equity Residential (Real Estate Investment Trusts)	1,050		81,186
Essex Property Trust, Inc. (Real Estate Investment Trusts)	175		38,577
Eversource Energy (Electric Utilities)	910		46,355
Exelon Corp. (Electric Utilities)	2,485		69,381
Expedia, Inc. (Internet & Catalog Retail)	280		38,164
Expeditors International of Washington, Inc. (Air Freight & Logistics)	560		27,882
Express Scripts Holding Co.* (Health Care Providers & Services)	1,960		169,305
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	11,970		990,397
F5 Networks, Inc.* (Communications Equipment)	210		23,142
Facebook, Inc.* - Class A (Internet Software & Services)	6,510		663,824
Fastenal Co. (Trading Companies & Distributors)	840		32,894
FedEx Corp. (Air Freight & Logistics)	770		120,159
Fidelity National Information Services, Inc. (IT Services)	805		58,701
Fifth Third Bancorp (Banks)	2,310		44,006
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	210		11,985
FirstEnergy Corp. (Electric Utilities)	1,225		38,220
Fiserv, Inc.* (IT Services)	665		64,179
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	420		11,201
Flowserve Corp. (Machinery)	385		17,849
Fluor Corp. (Construction & Engineering)	420		20,081
FMC Corp. (Chemicals)	385		15,673
FMC Technologies, Inc.* (Energy Equipment & Services)	665		22,497
Ford Motor Co. (Automobiles)	11,200		165,872
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	105		5,713
Franklin Resources, Inc. (Capital Markets)	1,120		45,651
Freeport-McMoRan, Inc. (Metals & Mining)	2,975		35,016
Frontier Communications Corp. (Diversified Telecommunication Services)	3,360		17,270
GameStop Corp. - Class A (Specialty Retail)	315		14,512
Garmin, Ltd. (Household Durables)	350		12,415
General Dynamics Corp. (Aerospace & Defense)	875		130,008
General Electric Co. (Industrial Conglomerates)	29,015		839,113
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,680		48,636
General Mills, Inc. (Food Products)	1,715		99,659
General Motors Co. (Automobiles)	4,130		144,178
Genuine Parts Co. (Distributors)	420		38,119
Genworth Financial, Inc.* - Class A (Insurance)	1,435		6,716
Gilead Sciences, Inc. (Biotechnology)	4,235		457,931
H & R Block, Inc. (Diversified Consumer Services)	805		29,994
Halliburton Co. (Energy Equipment & Services)	2,450		94,031
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,155		36,891
Harley-Davidson, Inc. (Automobiles)	595		29,423
Harman International Industries, Inc. (Household Durables)	210		23,092
Harris Corp. (Communications Equipment)	350		27,696
Hartford Financial Services Group, Inc. (Insurance)	1,190		55,049
Hasbro, Inc. (Leisure Products)	315		24,202
HCA Holdings, Inc.* (Health Care Providers & Services)	910		62,599
HCP, Inc. (Real Estate Investment Trusts)	1,330		49,476
Helmerich & Payne, Inc. (Energy Equipment & Services)	315		17,725
Henry Schein, Inc.* (Health Care Providers & Services)	245		37,169
Hess Corp. (Oil, Gas & Consumable Fuels)	700		39,347
Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	5,180		139,653
Honeywell International, Inc. (Aerospace & Defense)	2,240		231,347
Hormel Foods Corp. (Food Products)	385		26,007
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,170		37,606
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	1,400		14,168
Humana, Inc. (Health Care Providers & Services)	420		75,025
Huntington Bancshares, Inc. (Banks)	2,310		25,341
Illinois Tool Works, Inc. (Machinery)	945		86,882
Ingersoll-Rand PLC (Machinery)	770		45,630
Intel Corp. (Semiconductors & Semiconductor Equipment)	13,650		462,188
Intercontinental Exchange, Inc. (Diversified Financial Services)	315		79,506
International Business Machines Corp. (IT Services)	2,590		362,807
International Flavors & Fragrances, Inc. (Chemicals)	245		28,435
International Paper Co. (Paper & Forest Products)	1,190		50,801
Intuit, Inc. (Software)	805		78,431
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	105		52,143
Invesco, Ltd. (Capital Markets)	1,225		40,633
Iron Mountain, Inc. (Real Estate Investment Trusts)	560		17,158
J.B. Hunt Transport Services, Inc. (Road & Rail)	280		21,384
Jacobs Engineering Group, Inc.* (Construction & Engineering)	350		14,049
Johnson & Johnson (Pharmaceuticals)	7,945		802,683
Johnson Controls, Inc. (Auto Components)	1,890		85,390
JPMorgan Chase & Co. (Banks)	10,640		683,620
Juniper Networks, Inc. (Communications Equipment)	1,015		31,861
Kansas City Southern (Road & Rail)	315		26,069
Kellogg Co. (Food Products)	735		51,832

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Keurig Green Mountain, Inc. (Food Products)	350	$17,763
KeyCorp (Banks)	2,415	29,994
Kimberly-Clark Corp. (Household Products)	1,050	125,696
Kimco Realty Corp. (Real Estate Investment Trusts)	1,190	31,856
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,180	141,673
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	455	30,540
Kohl’s Corp. (Multiline Retail)	560	25,827
L Brands, Inc. (Specialty Retail)	735	70,545
L-3 Communications Holdings, Inc. (Aerospace & Defense)	245	30,968
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	280	34,367
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	455	34,848
Legg Mason, Inc. (Capital Markets)	315	14,096
Leggett & Platt, Inc. (Household Durables)	385	17,337
Lennar Corp. - Class A (Household Durables)	490	24,534
Leucadia National Corp. (Diversified Financial Services)	980	19,610
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	840	42,798
Lincoln National Corp. (Insurance)	735	39,330
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	700	31,094
Lockheed Martin Corp. (Aerospace & Defense)	770	169,269
Loews Corp. (Insurance)	840	30,626
Lowe’s Cos., Inc. (Specialty Retail)	2,660	196,388
LyondellBasell Industries N.V. - Class A (Chemicals)	1,155	107,311
M&T Bank Corp. (Banks)	385	46,142
Macy’s, Inc. (Multiline Retail)	945	48,176
Mallinckrodt PLC* (Pharmaceuticals)	350	22,985
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,960	36,025
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,540	79,772
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	561	43,036
Marsh & McLennan Cos., Inc. (Insurance)	1,540	85,840
Martin Marietta Materials, Inc. (Construction Materials)	210	32,582
Masco Corp. (Building Products)	980	28,420
MasterCard, Inc. - Class A (IT Services)	2,870	284,101
Mattel, Inc. (Leisure Products)	980	24,088
McCormick & Co., Inc. (Food Products)	350	29,393
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,695	302,513
McGraw Hill Financial, Inc. (Diversified Financial Services)	770	71,333
McKesson Corp. (Health Care Providers & Services)	665	118,902
Mead Johnson Nutrition Co. - Class A (Food Products)	595	48,790
Medtronic PLC (Health Care Equipment & Supplies)	4,060	300,116
Merck & Co., Inc. (Pharmaceuticals)	8,085	441,926
MetLife, Inc. (Insurance)	3,220	162,223
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	560	21,638
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	595	28,733
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,080	51,005
Microsoft Corp. (Software)	22,995	1,210,456
Mohawk Industries, Inc.* (Household Durables)	175	34,212
Molson Coors Brewing Co. - Class B (Beverages)	455	40,086
Mondelez International, Inc. - Class A (Food Products)	4,620	213,258
Monsanto Co. (Chemicals)	1,330	123,983
Monster Beverage Corp.* (Beverages)	420	57,254
Moody’s Corp. (Diversified Financial Services)	490	47,118
Morgan Stanley (Capital Markets)	4,375	144,244
Motorola Solutions, Inc. (Communications Equipment)	455	31,836
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	455	12,936
Mylan NV* (Pharmaceuticals)	1,190	52,467
National Oilwell Varco, Inc. (Energy Equipment & Services)	1,120	42,157
Navient Corp. (Consumer Finance)	1,085	14,311
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	875	29,750
Netflix, Inc.* (Internet & Catalog Retail)	1,225	132,766
Newell Rubbermaid, Inc. (Household Durables)	770	32,671
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	455	18,286
Newmont Mining Corp. (Metals & Mining)	1,505	29,287
News Corp. - Class A (Media)	1,085	16,709
News Corp. - Class B (Media)	315	4,876
NextEra Energy, Inc. (Electric Utilities)	1,330	136,538
Nielsen Holdings PLC (Professional Services)	1,050	49,885
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,960	256,818
NiSource, Inc. (Multi-Utilities)	910	17,436
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,225	43,904
Nordstrom, Inc. (Multiline Retail)	385	25,106
Norfolk Southern Corp. (Road & Rail)	875	70,026
Northern Trust Corp. (Capital Markets)	630	44,346
Northrop Grumman Corp. (Aerospace & Defense)	525	98,569
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	945	12,181
Nucor Corp. (Metals & Mining)	910	38,493
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,470	41,704
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,205	164,361
Omnicom Group, Inc. (Media)	700	52,444
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	595	20,182

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oracle Corp. (Software)	9,345	$362,960
O’Reilly Automotive, Inc.* (Specialty Retail)	280	77,353
Owens-Illinois, Inc.* (Containers & Packaging)	455	9,805
PACCAR, Inc. (Machinery)	1,015	53,440
Parker-Hannifin Corp. (Machinery)	385	40,310
Patterson Cos., Inc. (Health Care Providers & Services)	245	11,613
Paychex, Inc. (IT Services)	910	46,938
PayPal Holdings, Inc.* (Internet Software & Services)	3,185	114,692
Pentair PLC (Machinery)	525	29,358
People’s United Financial, Inc. (Banks)	875	13,956
Pepco Holdings, Inc. (Electric Utilities)	735	19,573
PepsiCo, Inc. (Beverages)	4,235	432,775
PerkinElmer, Inc. (Life Sciences Tools & Services)	315	16,267
Perrigo Co. PLC (Pharmaceuticals)	420	66,251
Pfizer, Inc. (Pharmaceuticals)	17,745	600,136
PG&E Corp. (Multi-Utilities)	1,400	74,760
Philip Morris International, Inc. (Tobacco)	4,445	392,938
Phillips 66 (Oil, Gas & Consumable Fuels)	1,365	121,553
Pinnacle West Capital Corp. (Electric Utilities)	315	20,006
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	420	57,599
Pitney Bowes, Inc. (Commercial Services & Supplies)	595	12,287
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	490	19,963
PNC Financial Services Group, Inc. (Banks)	1,470	132,682
PPG Industries, Inc. (Chemicals)	770	80,280
PPL Corp. (Electric Utilities)	1,925	66,220
Praxair, Inc. (Chemicals)	840	93,316
Precision Castparts Corp. (Aerospace & Defense)	385	88,862
Principal Financial Group, Inc. (Insurance)	805	40,379
Prologis, Inc. (Real Estate Investment Trusts)	1,505	64,309
Prudential Financial, Inc. (Insurance)	1,295	106,838
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,470	60,696
Public Storage (Real Estate Investment Trusts)	420	96,373
PulteGroup, Inc. (Household Durables)	910	16,680
PVH Corp. (Textiles, Apparel & Luxury Goods)	245	22,283
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	420	18,451
QUALCOMM, Inc. (Communications Equipment)	4,515	268,281
Quanta Services, Inc.* (Construction & Engineering)	595	11,965
Quest Diagnostics, Inc. (Health Care Providers & Services)	420	28,539
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	175	19,385
Range Resources Corp. (Oil, Gas & Consumable Fuels)	490	14,916
Raytheon Co. (Aerospace & Defense)	875	102,725
Realty Income Corp. (Real Estate Investment Trusts)	665	32,891
Red Hat, Inc.* (Software)	525	41,533
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	210	117,052
Regions Financial Corp. (Banks)	3,815	35,670
Republic Services, Inc. (Commercial Services & Supplies)	700	30,618
Reynolds American, Inc. (Tobacco)	2,380	115,002
Robert Half International, Inc. (Professional Services)	385	20,274
Rockwell Automation, Inc. (Electrical Equipment)	385	42,027
Rockwell Collins, Inc. (Aerospace & Defense)	385	33,387
Roper Technologies, Inc. (Industrial Conglomerates)	280	52,178
Ross Stores, Inc. (Specialty Retail)	1,190	60,190
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	490	48,192
Ryder System, Inc. (Road & Rail)	140	10,049
salesforce.com, Inc.* (Software)	1,785	138,712
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	595	45,815
SCANA Corp. (Multi-Utilities)	420	24,872
Schlumberger, Ltd. (Energy Equipment & Services)	3,640	284,502
Scripps Networks Interactive, Inc. - Class A (Media)	280	16,822
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	875	33,303
Sealed Air Corp. (Containers & Packaging)	595	29,226
Sempra Energy (Multi-Utilities)	665	68,103
Sigma-Aldrich Corp. (Chemicals)	350	48,902
Signet Jewelers, Ltd. (Specialty Retail)	245	36,980
Simon Property Group, Inc. (Real Estate Investment Trusts)	875	176,277
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	560	43,254
SL Green Realty Corp. (Real Estate Investment Trusts)	280	33,214
Snap-on, Inc. (Machinery)	175	29,031
Southwest Airlines Co. (Airlines)	1,890	87,488
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,120	12,365
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	1,925	54,997
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	805	51,367
Stanley Black & Decker, Inc. (Machinery)	455	48,221
Staples, Inc. (Specialty Retail)	1,855	24,096
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,270	267,174
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	490	39,136
State Street Corp. (Capital Markets)	1,190	82,110
Stericycle, Inc.* (Commercial Services & Supplies)	245	29,736
Stryker Corp. (Health Care Equipment & Supplies)	910	87,014
SunTrust Banks, Inc. (Banks)	1,505	62,488
Symantec Corp. (Software)	1,960	40,376

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sysco Corp. (Food & Staples Retailing)	1,575	$64,969
T. Rowe Price Group, Inc. (Capital Markets)	735	55,581
Target Corp. (Multiline Retail)	1,820	140,467
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,155	74,428
TECO Energy, Inc. (Multi-Utilities)	665	17,955
TEGNA, Inc. (Media)	665	17,982
Tenet Healthcare Corp.* (Health Care Providers & Services)	280	8,784
Teradata Corp.* (IT Services)	420	11,806
Tesoro Corp. (Oil, Gas & Consumable Fuels)	350	37,426
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,940	166,757
Textron, Inc. (Aerospace & Defense)	805	33,947
The ADT Corp. (Commercial Services & Supplies)	490	16,190
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,960	21,462
The Allstate Corp. (Insurance)	1,155	71,471
The Bank of New York Mellon Corp. (Capital Markets)	3,185	132,655
The Boeing Co. (Aerospace & Defense)	1,820	269,487
The Charles Schwab Corp. (Capital Markets)	3,430	104,684
The Chubb Corp. (Insurance)	665	86,018
The Clorox Co. (Household Products)	385	46,947
The Coca-Cola Co. (Beverages)	11,270	477,285
The Dow Chemical Co. (Chemicals)	3,325	171,802
The Dun & Bradstreet Corp. (Professional Services)	105	11,956
The Estee Lauder Cos., Inc. - Class A (Personal Products)	665	53,506
The Gap, Inc. (Specialty Retail)	700	19,054
The Goldman Sachs Group, Inc. (Capital Markets)	1,155	216,563
The Goodyear Tire & Rubber Co. (Auto Components)	770	25,287
The Hershey Co. (Food Products)	420	37,250
The Home Depot, Inc. (Specialty Retail)	3,675	454,378
The Interpublic Group of Cos., Inc. (Media)	1,190	27,287
The JM Smucker Co. - Class A (Food Products)	280	32,869
The Kraft Heinz Co. (Food Products)	1,715	133,718
The Kroger Co. (Food & Staples Retailing)	2,800	105,840
The Macerich Co. (Real Estate Investment Trusts)	385	32,625
The Mosaic Co. (Chemicals)	980	33,114
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	350	20,262
The Priceline Group, Inc.* (Internet & Catalog Retail)	140	203,594
The Procter & Gamble Co. (Household Products)	7,805	596,145
The Progressive Corp. (Insurance)	1,680	55,658
The Sherwin-Williams Co. (Chemicals)	245	65,373
The Southern Co. (Electric Utilities)	2,625	118,388
The TJX Cos., Inc. (Specialty Retail)	1,925	140,891
The Travelers Cos., Inc. (Insurance)	910	102,730
The Walt Disney Co. (Media)	4,480	509,555
The Western Union Co. (IT Services)	1,470	28,298
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,960	77,302
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,155	151,051
Tiffany & Co. (Specialty Retail)	315	25,969
Time Warner Cable, Inc. (Media)	805	152,467
Time Warner, Inc. (Media)	2,345	176,672
Torchmark Corp. (Insurance)	350	20,304
Total System Services, Inc. (IT Services)	490	25,701
Tractor Supply Co. (Specialty Retail)	385	35,570
Transocean, Ltd. (Energy Equipment & Services)	980	15,513
TripAdvisor, Inc.* (Internet & Catalog Retail)	315	26,391
Twenty-First Century Fox, Inc. - Class A (Media)	3,500	107,415
Twenty-First Century Fox, Inc. - Class B (Media)	1,225	37,828
Tyco International PLC (Commercial Services & Supplies)	1,225	44,639
Tyson Foods, Inc. - Class A (Food Products)	875	38,815
U.S. Bancorp (Banks)	4,760	200,777
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	525	49,917
Union Pacific Corp. (Road & Rail)	2,485	222,035
United Continental Holdings, Inc.* (Airlines)	1,085	65,436
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,995	205,524
United Rentals, Inc.* (Trading Companies & Distributors)	280	20,961
United Technologies Corp. (Aerospace & Defense)	2,380	234,216
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,730	321,539
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	280	34,185
Unum Group (Insurance)	700	24,255
Urban Outfitters, Inc.* (Specialty Retail)	280	8,008
V.F. Corp. (Textiles, Apparel & Luxury Goods)	980	66,170
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,435	94,595
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	280	21,988
Ventas, Inc. (Real Estate Investment Trusts)	945	50,765
VeriSign, Inc.* (Internet Software & Services)	280	22,568
Verisk Analytics, Inc.* - Class A (Professional Services)	455	32,583
Verizon Communications, Inc. (Diversified Telecommunication Services)	11,690	548,027
Vertex Pharmaceuticals, Inc.* (Biotechnology)	700	87,318
Viacom, Inc. - Class B (Media)	1,015	50,050
Visa, Inc. - Class A (IT Services)	5,600	434,447
Vornado Realty Trust (Real Estate Investment Trusts)	525	52,789

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vulcan Materials Co. (Construction Materials)	385	$37,183
W.W. Grainger, Inc. (Trading Companies & Distributors)	175	36,750
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,520	213,394
Wal-Mart Stores, Inc. (Food & Staples Retailing)	4,550	260,442
Waste Management, Inc. (Commercial Services & Supplies)	1,225	65,855
Waters Corp.* (Life Sciences Tools & Services)	245	31,311
WEC Energy Group, Inc. (Multi-Utilities)	910	46,920
Wells Fargo & Co. (Banks)	13,440	727,642
Welltower, Inc. (Real Estate Investment Trusts)	1,015	65,843
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	665	44,435
WestRock Co. (Containers & Packaging)	770	41,395
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,470	43,115
Whirlpool Corp. (Household Durables)	210	33,629
Whole Foods Market, Inc. (Food & Staples Retailing)	1,015	30,409
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	350	28,473
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	245	17,138
Xcel Energy, Inc. (Electric Utilities)	1,470	52,376
Xerox Corp. (IT Services)	2,905	27,278
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	735	35,001
XL Group PLC (Insurance)	875	33,320
Xylem, Inc. (Machinery)	525	19,115
Yahoo!, Inc.* (Internet Software & Services)	2,485	88,516
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,225	86,865
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	490	51,239
Zions Bancorp (Banks)	595	17,118
Zoetis, Inc. (Pharmaceuticals)	1,330	57,203
TOTAL COMMON STOCKS (Cost $28,774,825)		52,730,235

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $35,178,096	$35,178,000	35,178,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,178,000)		35,178,000

TOTAL INVESTMENT SECURITIES (Cost $63,952,825) - 96.8%		87,908,235
Net other assets (liabilities) - 3.2%		2,925,075

NET ASSETS - 100.0%		$90,833,310

†                              Number of shares is less than 0.50

*                              Non-income producing security

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $14,936,000.

(b)                      The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                 American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	104	12/21/15	$10,775,700	$723,397

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/27/15	0.56%	$14,085,438	$93,572
SPDR S&P 500 ETF	Goldman Sachs International	11/27/15	0.46%	20,660,160	120,000
				34,745,598	$213,572

S&P 500	UBS AG	11/27/15	0.21%	62,805,650	257,487
SPDR S&P 500 ETF	UBS AG	11/27/15	0.21%	20,740,286	94,625
				83,545,936	352,112

				$118,291,534	$565,684

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$1,422,785	1.6%
Air Freight & Logistics	382,705	0.4%
Airlines	357,559	0.4%
Auto Components	206,120	0.2%
Automobiles	339,473	0.4%
Banks	3,090,173	3.4%
Beverages	1,191,209	1.3%
Biotechnology	1,648,014	1.8%
Building Products	46,668	0.1%
Capital Markets	1,125,819	1.2%
Chemicals	1,187,161	1.3%
Commercial Services & Supplies	222,132	0.2%
Communications Equipment	804,892	0.9%
Construction & Engineering	46,095	0.1%
Construction Materials	69,765	0.1%
Consumer Finance	388,903	0.4%
Containers & Packaging	124,991	0.1%
Distributors	38,119	NM
Diversified Consumer Services	29,994	NM
Diversified Financial Services	1,063,557	1.2%
Diversified Telecommunication Services	1,245,803	1.4%
Electric Utilities	881,925	1.0%
Electrical Equipment	244,026	0.3%
Electronic Equipment, Instruments & Components	198,823	0.2%
Energy Equipment & Services	595,426	0.7%
Food & Staples Retailing	1,192,357	1.3%
Food Products	885,598	1.0%
Gas Utilities	21,875	NM
Health Care Equipment & Supplies	1,081,293	1.2%
Health Care Providers & Services	1,392,405	1.5%
Health Care Technology	58,004	0.1%
Hotels, Restaurants & Leisure	991,172	1.1%
Household Durables	222,391	0.2%
Household Products	940,635	1.0%
Independent Power and Renewable Electricity Producers	33,643	NM
Industrial Conglomerates	1,331,938	1.5%
Insurance	1,454,777	1.6%
Internet & Catalog Retail	1,101,922	1.2%
Internet Software & Services	2,227,857	2.5%
IT Services	1,848,164	2.0%
Leisure Products	48,290	0.1%
Life Sciences Tools & Services	234,312	0.3%
Machinery	648,584	0.7%
Media	1,730,675	1.9%
Metals & Mining	136,551	0.2%
Multiline Retail	337,762	0.4%
Multi-Utilities	613,645	0.7%
Oil, Gas & Consumable Fuels	3,153,642	3.5%
Paper & Forest Products	50,801	0.1%
Personal Products	53,506	0.1%
Pharmaceuticals	3,252,915	3.5%
Professional Services	151,998	0.2%
Real Estate Investment Trusts	1,372,973	1.5%
Real Estate Management & Development	31,315	NM
Road & Rail	426,080	0.5%
Semiconductors & Semiconductor Equipment	1,287,613	1.4%
Software	2,214,433	2.4%
Specialty Retail	1,396,218	1.5%
Technology Hardware, Storage & Peripherals	2,395,362	2.6%
Textiles, Apparel & Luxury Goods	503,931	0.6%
Thrifts & Mortgage Finance	14,168	NM
Tobacco	848,688	0.9%
Trading Companies & Distributors	90,605	0.1%
Other **	38,103,075	41.9%
Total	$90,833,310	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (59.7%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,925	$29,426
A.O. Smith Corp. (Building Products)	2,145	164,779
Aaron’s, Inc. (Specialty Retail)	1,755	43,296
Abercrombie & Fitch Co. - Class A (Specialty Retail)	1,950	41,321
ACI Worldwide, Inc.* (Software)	3,315	79,394
Acuity Brands, Inc. (Electrical Equipment)	1,170	255,763
Acxiom Corp.* (IT Services)	2,145	47,447
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	17,745	37,619
AECOM* (Construction & Engineering)	4,290	126,426
AGCO Corp. (Machinery)	2,145	103,797
Akorn, Inc.* (Pharmaceuticals)	2,340	62,572
Alaska Air Group, Inc. (Airlines)	3,510	267,638
Albemarle Corp. (Chemicals)	3,120	166,982
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,365	51,515
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,950	174,993
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,950	127,647
Alleghany Corp.* (Insurance)	390	193,544
Allegheny Technologies, Inc. (Metals & Mining)	3,120	45,864
Alliant Energy Corp. (Multi-Utilities)	3,120	184,141
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	5,265	74,026
AMC Networks, Inc.* - Class A (Media)	1,755	129,676
American Campus Communities, Inc. (Real Estate Investment Trusts)	3,120	126,578
American Eagle Outfitters, Inc. (Specialty Retail)	5,070	77,470
American Financial Group, Inc. (Insurance)	1,950	140,771
AmSurg Corp.* (Health Care Providers & Services)	1,365	95,673
ANSYS, Inc.* (Software)	2,535	241,611
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	2,730	19,820
AptarGroup, Inc. (Containers & Packaging)	1,755	129,098
Aqua America, Inc. (Water Utilities)	4,875	139,425
ARRIS Group, Inc.* (Communications Equipment)	3,705	104,703
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	2,730	150,123
Arthur J. Gallagher & Co. (Insurance)	4,875	213,183
Ascena Retail Group, Inc.* (Specialty Retail)	4,875	64,935
Ashland, Inc. (Chemicals)	1,950	213,954
Aspen Insurance Holdings, Ltd. (Insurance)	1,755	85,311
Associated Banc-Corp. (Banks)	4,290	82,969
Atmel Corp. (Semiconductors & Semiconductor Equipment)	11,700	88,920
Atmos Energy Corp. (Gas Utilities)	2,925	184,275
Atwood Oceanics, Inc. (Energy Equipment & Services)	1,560	25,818
Avnet, Inc. (Electronic Equipment, Instruments & Components)	3,705	168,318
Avon Products, Inc. (Personal Products)	12,090	48,723
BancorpSouth, Inc. (Banks)	2,535	63,198
Bank of Hawaii Corp. (Banks)	1,170	76,612
Bank of the Ozarks, Inc. (Banks)	2,145	107,293
BE Aerospace, Inc. (Aerospace & Defense)	2,925	137,329
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,170	74,915
Bemis Co., Inc. (Containers & Packaging)	2,730	124,979
Big Lots, Inc. (Multiline Retail)	1,365	62,927
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	5,655	132,384
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	585	81,596
Bio-Techne Corp. (Life Sciences Tools & Services)	975	85,995
Black Hills Corp. (Multi-Utilities)	1,170	53,563
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,755	79,870
Broadridge Financial Solutions, Inc. (IT Services)	3,315	197,508
Brown & Brown, Inc. (Insurance)	3,315	106,975
Brunswick Corp. (Leisure Products)	2,535	136,408
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	585	90,248
Cabela’s, Inc.* (Specialty Retail)	1,365	53,467
Cable One, Inc.* (Media)	195	84,521
Cabot Corp. (Chemicals)	1,755	63,075
Cadence Design Systems, Inc.* (Software)	8,190	181,982
CalAtlantic Group, Inc.* (Household Durables)	2,145	81,703
California Resources Corp. (Oil, Gas & Consumable Fuels)	8,775	35,451
Camden Property Trust (Real Estate Investment Trusts)	2,340	172,669
Care Capital Properties, Inc. (Real Estate Investment Trusts)	2,340	77,103
Carlisle Cos., Inc. (Industrial Conglomerates)	1,755	152,685
Carpenter Technology Corp. (Metals & Mining)	1,365	45,468
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,560	141,772
Casey’s General Stores, Inc. (Food & Staples Retailing)	1,170	124,277
Catalent, Inc.* (Pharmaceuticals)	2,730	72,563
Cathay General Bancorp (Banks)	2,145	67,139
CBOE Holdings, Inc. (Diversified Financial Services)	2,340	156,874
CDK Global, Inc. (Software)	4,485	223,308
CEB, Inc. (Professional Services)	975	72,891
Centene Corp.* (Health Care Providers & Services)	3,315	197,175
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,365	89,053
Chico’s FAS, Inc. (Specialty Retail)	3,900	53,898

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Church & Dwight Co., Inc. (Household Products)	3,705	$318,963
Ciena Corp.* (Communications Equipment)	3,315	80,024
Cinemark Holdings, Inc. (Media)	2,925	103,662
CLARCOR, Inc. (Machinery)	1,365	68,059
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,560	72,524
Cleco Corp. (Electric Utilities)	1,755	93,015
CNO Financial Group, Inc. (Insurance)	5,460	104,887
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,535	95,316
Commerce Bancshares, Inc. (Banks)	2,340	106,587
Commercial Metals Co. (Metals & Mining)	3,315	47,637
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	3,315	66,598
Community Health Systems, Inc.* (Health Care Providers & Services)	3,315	92,953
CommVault Systems, Inc.* (Software)	1,170	47,408
Compass Minerals International, Inc. (Metals & Mining)	975	79,209
Convergys Corp. (IT Services)	2,730	70,079
Copart, Inc.* (Commercial Services & Supplies)	3,120	112,975
CoreLogic, Inc.* (IT Services)	2,535	98,814
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,730	62,790
Corrections Corp. of America (Real Estate Investment Trusts)	3,315	94,478
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	585	80,414
Crane Co. (Machinery)	1,365	71,854
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,925	73,681
CST Brands, Inc. (Specialty Retail)	2,145	77,070
Cullen/Frost Bankers, Inc. (Banks)	1,560	106,766
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	9,360	98,654
Cytec Industries, Inc. (Chemicals)	1,950	145,119
Dana Holding Corp. (Auto Components)	4,485	75,348
Dean Foods Co. (Food Products)	2,730	49,440
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	975	54,269
Deluxe Corp. (Commercial Services & Supplies)	1,365	81,286
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	9,945	35,205
DeVry Education Group, Inc. (Diversified Consumer Services)	1,560	36,754
Dick’s Sporting Goods, Inc. (Specialty Retail)	2,535	112,934
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	1,755	64,707
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,560	166,405
Domtar Corp. (Paper & Forest Products)	1,755	72,376
Donaldson Co., Inc. (Machinery)	3,510	106,002
Douglas Emmett, Inc. (Real Estate Investment Trusts)	3,900	119,145
DreamWorks Animation SKG, Inc.* - Class A (Media)	1,950	39,468
Dril-Quip, Inc.* (Energy Equipment & Services)	1,170	72,025
DST Systems, Inc. (IT Services)	975	119,096
Duke Realty Corp. (Real Estate Investment Trusts)	9,750	201,824
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,730	113,049
Eagle Materials, Inc. (Construction Materials)	1,365	90,131
East West Bancorp, Inc. (Banks)	4,095	165,396
Eaton Vance Corp. (Capital Markets)	3,315	119,705
Edgewell Personal Care Co. (Personal Products)	1,755	148,666
Endurance Specialty Holdings, Ltd. (Insurance)	1,755	110,793
Energen Corp. (Oil, Gas & Consumable Fuels)	2,145	124,732
Energizer Holdings, Inc. (Household Products)	1,755	75,167
Equity One, Inc. (Real Estate Investment Trusts)	2,145	57,014
Esterline Technologies Corp.* (Aerospace & Defense)	780	60,099
Everest Re Group, Ltd. (Insurance)	1,170	208,224
Extra Space Storage, Inc. (Real Estate Investment Trusts)	3,510	278,131
FactSet Research Systems, Inc. (Software)	1,170	204,890
Fair Isaac Corp. (Software)	780	72,049
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	3,315	55,294
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,950	279,805
Federated Investors, Inc. - Class B (Capital Markets)	2,730	83,893
FEI Co. (Electronic Equipment, Instruments & Components)	1,170	84,462
First American Financial Corp. (Insurance)	3,120	118,966
First Horizon National Corp. (Banks)	6,630	94,013
First Niagara Financial Group, Inc. (Banks)	9,945	102,931
FirstMerit Corp. (Banks)	4,680	87,937
Flowers Foods, Inc. (Food Products)	5,265	142,155
Foot Locker, Inc. (Specialty Retail)	3,900	264,224
Fortinet, Inc.* (Software)	4,095	140,704
Fortune Brands Home & Security, Inc. (Building Products)	4,485	234,700
FTI Consulting, Inc.* (Professional Services)	1,170	39,792
Fulton Financial Corp. (Banks)	4,875	65,423
Gartner, Inc.* (IT Services)	2,340	212,168
GATX Corp. (Trading Companies & Distributors)	1,170	54,639

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	1,560	$104,676
Gentex Corp. (Auto Components)	8,190	134,234
Global Payments, Inc. (IT Services)	1,755	239,400
Graco, Inc. (Machinery)	1,560	114,504
Graham Holdings Co. - Class B (Diversified Consumer Services)	195	107,732
Granite Construction, Inc. (Construction & Engineering)	1,170	38,423
Great Plains Energy, Inc. (Electric Utilities)	4,290	117,975
Greif, Inc. - Class A (Containers & Packaging)	780	25,568
GUESS?, Inc. (Specialty Retail)	1,755	36,943
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,120	95,066
Halyard Health, Inc.* (Health Care Equipment & Supplies)	1,365	40,513
Hancock Holding Co. (Banks)	2,145	59,202
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,925	85,586
Health Net, Inc.* (Health Care Providers & Services)	2,145	137,838
Herman Miller, Inc. (Commercial Services & Supplies)	1,755	55,686
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,730	118,619
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,560	82,196
HNI Corp. (Commercial Services & Supplies)	1,170	50,240
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	5,265	257,827
Hologic, Inc.* (Health Care Equipment & Supplies)	6,825	265,219
Hospitality Properties Trust (Real Estate Investment Trusts)	4,290	115,144
HSN, Inc. (Internet & Catalog Retail)	975	60,304
Hubbell, Inc. - Class B (Electrical Equipment)	1,365	132,200
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	1,365	163,718
IDACORP, Inc. (Electric Utilities)	1,365	91,250
IDEX Corp. (Machinery)	2,145	164,650
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,535	173,952
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	4,290	127,756
Ingredion, Inc. (Food Products)	1,950	185,367
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,095	104,423
InterDigital, Inc. (Communications Equipment)	975	49,472
International Bancshares Corp. (Banks)	1,560	42,042
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	780	27,058
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	3,705	50,203
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	975	80,555
ITT Corp. (Machinery)	2,535	100,335
J.C. Penney Co., Inc.* (Multiline Retail)	8,580	78,678
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	5,460	125,471
Jack Henry & Associates, Inc. (IT Services)	2,340	180,976
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	975	72,667
Janus Capital Group, Inc. (Capital Markets)	4,095	63,595
Jarden Corp.* (Household Durables)	5,460	244,608
JetBlue Airways Corp.* (Airlines)	8,775	217,971
John Wiley & Sons, Inc. (Media)	1,365	71,430
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	1,170	195,051
Joy Global, Inc. (Machinery)	2,730	46,901
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	3,510	63,075
KB Home (Household Durables)	2,535	33,209
KBR, Inc. (Construction & Engineering)	4,095	75,512
Kemper Corp. (Insurance)	1,365	48,758
Kennametal, Inc. (Machinery)	2,145	60,317
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,680	154,814
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,535	166,904
Kirby Corp.* (Marine)	1,560	101,852
KLX, Inc.* (Aerospace & Defense)	1,560	61,012
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,535	42,233
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	2,340	132,046
Lancaster Colony Corp. (Food Products)	585	66,526
Landstar System, Inc. (Road & Rail)	1,170	73,757
LaSalle Hotel Properties (Real Estate Investment Trusts)	3,120	91,759
Leidos Holdings, Inc. (IT Services)	1,755	92,260
Lennox International, Inc. (Building Products)	1,170	155,388
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	1,755	57,020
Liberty Property Trust (Real Estate Investment Trusts)	4,290	145,946
LifePoint Health, Inc.* (Health Care Providers & Services)	1,170	80,590
Lincoln Electric Holdings, Inc. (Machinery)	2,145	128,292
LivaNova PLC* (Health Care Equipment & Supplies)	1,170	77,548
Live Nation Entertainment, Inc.* (Media)	4,095	111,712
LKQ Corp.* (Distributors)	8,580	254,054
Louisiana-Pacific Corp.* (Paper & Forest Products)	3,900	68,874
M.D.C. Holdings, Inc. (Household Durables)	1,170	30,408

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	2,535	$55,162
Manhattan Associates, Inc.* (Software)	2,145	156,263
ManpowerGroup, Inc. (Professional Services)	2,145	196,868
MarketAxess Holdings, Inc. (Diversified Financial Services)	975	98,777
MAXIMUS, Inc. (IT Services)	1,755	119,691
MDU Resources Group, Inc. (Multi-Utilities)	5,460	102,976
MEDNAX, Inc.* (Health Care Providers & Services)	2,730	192,383
Mentor Graphics Corp. (Software)	2,730	74,256
Mercury General Corp. (Insurance)	975	52,660
Meredith Corp. (Media)	975	45,845
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	780	242,572
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	2,145	182,733
Minerals Technologies, Inc. (Chemicals)	975	57,467
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,170	72,540
MSA Safety, Inc. (Commercial Services & Supplies)	975	42,393
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	1,365	85,681
MSCI, Inc. - Class A (Diversified Financial Services)	2,730	182,910
Murphy USA, Inc.* (Specialty Retail)	1,170	71,803
Nabors Industries, Ltd. (Energy Equipment & Services)	8,190	82,228
National Fuel Gas Co. (Gas Utilities)	2,340	122,920
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,925	89,125
National Retail Properties, Inc. (Real Estate Investment Trusts)	3,705	140,790
NCR Corp.* (Technology Hardware, Storage & Peripherals)	4,680	124,488
NetScout Systems, Inc.* (Communications Equipment)	2,535	90,930
NeuStar, Inc.* - Class A (IT Services)	1,560	42,416
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	13,650	225,498
NewMarket Corp. (Chemicals)	195	76,779
Noble Corp. PLC (Energy Equipment & Services)	6,825	91,933
Nordson Corp. (Machinery)	1,560	111,134
NOW, Inc.* (Trading Companies & Distributors)	2,925	48,292
NVR, Inc.* (Household Durables)	195	319,363
Oceaneering International, Inc. (Energy Equipment & Services)	2,730	114,714
Office Depot, Inc.* (Specialty Retail)	13,845	105,499
OGE Energy Corp. (Electric Utilities)	5,655	161,225
Oil States International, Inc.* (Energy Equipment & Services)	1,365	40,964
Old Dominion Freight Line, Inc.* (Road & Rail)	1,950	120,783
Old Republic International Corp. (Insurance)	6,825	123,123
Olin Corp. (Chemicals)	4,680	89,762
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	4,485	154,822
ONE Gas, Inc. (Gas Utilities)	1,365	66,667
Orbital ATK, Inc. (Aerospace & Defense)	1,560	133,567
Oshkosh Corp. (Machinery)	2,145	88,138
Owens & Minor, Inc. (Health Care Providers & Services)	1,755	62,917
Packaging Corp. of America (Containers & Packaging)	2,730	186,869
PacWest Bancorp (Banks)	2,925	131,741
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	780	138,349
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,560	98,467
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,095	60,975
Plantronics, Inc. (Communications Equipment)	975	52,280
PNM Resources, Inc. (Electric Utilities)	2,145	60,317
Polaris Industries, Inc. (Leisure Products)	1,755	197,157
Polycom, Inc.* (Communications Equipment)	3,705	51,055
PolyOne Corp. (Chemicals)	2,535	84,770
Post Holdings, Inc.* (Food Products)	1,755	112,794
Post Properties, Inc. (Real Estate Investment Trusts)	1,560	93,194
Potlatch Corp. (Real Estate Investment Trusts)	1,170	36,551
Primerica, Inc. (Insurance)	1,365	65,015
Prosperity Bancshares, Inc. (Banks)	1,755	90,172
PTC, Inc.* (Software)	3,120	110,573
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	4,485	69,338
Questar Corp. (Gas Utilities)	4,875	100,669
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	5,850	98,690
Rackspace Hosting, Inc.* (Internet Software & Services)	3,315	85,693
Raymond James Financial, Inc. (Capital Markets)	3,510	193,436
Rayonier, Inc. (Real Estate Investment Trusts)	3,510	79,502
Regal Beloit Corp. (Electrical Equipment)	1,170	74,634
Regency Centers Corp. (Real Estate Investment Trusts)	2,730	185,531
Reinsurance Group of America, Inc. (Insurance)	1,950	175,968
Reliance Steel & Aluminum Co. (Metals & Mining)	2,145	128,613
RenaissanceRe Holdings, Ltd. (Insurance)	1,365	149,645
Rent-A-Center, Inc. (Specialty Retail)	1,560	28,688
ResMed, Inc. (Health Care Equipment & Supplies)	3,900	224,679
Rollins, Inc. (Commercial Services & Supplies)	2,535	67,989

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rovi Corp.* (Software)	2,340	$21,411
Rowan Cos. PLC - Class A (Energy Equipment & Services)	3,510	69,077
Royal Gold, Inc. (Metals & Mining)	1,755	83,959
RPM International, Inc. (Chemicals)	3,705	169,356
Science Applications International Corp. (IT Services)	1,170	53,656
SEI Investments Co. (Capital Markets)	3,900	202,097
Senior Housing Properties Trust (Real Estate Investment Trusts)	6,630	100,710
Sensient Technologies Corp. (Chemicals)	1,365	89,094
Service Corp. International (Diversified Consumer Services)	5,655	159,809
Signature Bank* (Banks)	1,365	203,275
Silgan Holdings, Inc. (Containers & Packaging)	1,170	59,518
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,170	58,465
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	1,560	170,243
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	3,510	109,512
SLM Corp.* (Consumer Finance)	11,895	83,979
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,950	65,033
SolarWinds, Inc.* (Software)	1,950	113,159
Solera Holdings, Inc. (Software)	1,950	106,587
Sonoco Products Co. (Containers & Packaging)	2,730	116,544
Sotheby’s - Class A (Diversified Consumer Services)	1,755	60,811
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	975	97,373
StanCorp Financial Group, Inc. (Insurance)	1,170	134,222
Steel Dynamics, Inc. (Metals & Mining)	6,825	126,058
STERIS Corp. (Health Care Equipment & Supplies)	2,340	175,383
Stifel Financial Corp.* (Capital Markets)	1,950	86,639
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	8,775	64,058
Superior Energy Services, Inc. (Energy Equipment & Services)	4,290	60,746
SUPERVALU, Inc.* (Food & Staples Retailing)	7,410	48,684
SVB Financial Group* (Banks)	1,365	166,625
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	975	82,963
Synopsys, Inc.* (Software)	4,290	214,414
Synovus Financial Corp. (Banks)	3,705	117,189
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,755	15,233
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,730	95,414
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,755	135,100
TCF Financial Corp. (Banks)	4,680	72,025
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	975	70,970
Teledyne Technologies, Inc.* (Aerospace & Defense)	975	86,999
Teleflex, Inc. (Health Care Equipment & Supplies)	1,170	155,610
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,730	78,187
Tempur Sealy International, Inc.* (Household Durables)	1,755	136,609
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,850	114,191
Terex Corp. (Machinery)	3,120	62,587
The Boston Beer Co., Inc.* - Class A (Beverages)	195	42,820
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,170	56,394
The Chemours Co. (Chemicals)	5,070	35,135
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	1,365	207,971
The Hain Celestial Group, Inc.* (Food Products)	2,925	145,811
The Hanover Insurance Group, Inc. (Insurance)	1,170	98,573
The New York Times Co. - Class A (Media)	3,510	46,613
The Scotts Miracle-Gro Co. - Class A (Chemicals)	1,365	90,308
The Timken Co. (Machinery)	2,145	67,782
The Toro Co. (Machinery)	1,560	117,421
The Ultimate Software Group, Inc.* (Software)	780	159,393
The Valspar Corp. (Chemicals)	2,145	173,638
The Wendy’s Co. (Hotels, Restaurants & Leisure)	6,435	58,945
The WhiteWave Foods Co.* (Food Products)	4,875	199,778
Thor Industries, Inc. (Automobiles)	1,365	73,819
Time, Inc. (Media)	3,120	57,970
Toll Brothers, Inc.* (Household Durables)	4,485	161,325
Tootsie Roll Industries, Inc. (Food Products)	585	18,568
Towers Watson & Co. - Class A (Professional Services)	1,950	240,942
TreeHouse Foods, Inc.* (Food Products)	1,170	100,199
TRI Pointe Group, Inc.* (Household Durables)	4,095	53,153
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	7,215	164,141
Trinity Industries, Inc. (Machinery)	4,290	116,130
Triumph Group, Inc. (Aerospace & Defense)	1,365	63,582
Trustmark Corp. (Banks)	1,950	46,859
Tupperware Brands Corp. (Household Durables)	1,365	80,358
Tyler Technologies, Inc.* (Software)	975	166,101
UDR, Inc. (Real Estate Investment Trusts)	7,410	255,348
UGI Corp. (Gas Utilities)	4,875	178,766
Umpqua Holdings Corp. (Banks)	6,240	104,208

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Natural Foods, Inc.* (Food & Staples Retailing)	1,365	$68,864
United States Steel Corp. (Metals & Mining)	4,095	47,830
United Therapeutics Corp.* (Biotechnology)	1,365	200,150
Urban Edge Properties (Real Estate Investment Trusts)	2,535	60,181
Valley National Bancorp (Banks)	6,435	67,568
Valmont Industries, Inc. (Machinery)	585	63,437
VCA, Inc.* (Health Care Providers & Services)	2,340	128,162
Vectren Corp. (Multi-Utilities)	2,340	106,400
VeriFone Systems, Inc.* (IT Services)	3,120	94,037
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,705	39,273
Vista Outdoor, Inc.* (Leisure Products)	1,755	78,484
W.R. Berkley Corp. (Insurance)	2,730	152,416
Wabtec Corp. (Machinery)	2,730	226,236
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	2,340	86,440
Washington Federal, Inc. (Thrifts & Mortgage Finance)	2,535	63,223
Waste Connections, Inc. (Commercial Services & Supplies)	3,510	191,224
Watsco, Inc. (Trading Companies & Distributors)	780	95,963
Webster Financial Corp. (Banks)	2,535	94,049
Weingarten Realty Investors (Real Estate Investment Trusts)	3,120	111,571
WellCare Health Plans, Inc.* (Health Care Providers & Services)	1,170	103,662
Werner Enterprises, Inc. (Road & Rail)	1,170	30,958
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,950	117,020
Westar Energy, Inc. (Electric Utilities)	3,900	154,830
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,950	81,159
WEX, Inc.* (IT Services)	1,170	105,195
WGL Holdings, Inc. (Gas Utilities)	1,365	84,944
Williams-Sonoma, Inc. (Specialty Retail)	2,340	172,575
WisdomTree Investments, Inc. (Capital Markets)	3,120	59,998
Woodward, Inc. (Machinery)	1,560	70,980
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,950	86,697
Worthington Industries, Inc. (Metals & Mining)	1,365	41,906
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	5,265	61,179
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,630	45,482
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,365	104,969
TOTAL COMMON STOCKS (Cost $30,542,213)		43,107,578

	Principal Amount	Value
Repurchase Agreements(a)(b)(37.9%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $27,343,075	$27,343,000	27,343,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,343,000)		27,343,000

TOTAL INVESTMENT SECURITIES (Cost $57,885,213) - 97.6%		70,450,578
Net other assets (liabilities) - 2.4%		1,712,093

NET ASSETS - 100.0%		$72,162,671

*                             Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $10,650,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	107	12/21/15	$15,413,350	$446,632

Swap Agreements

		Termination	Rate Paid	Notional Amount	Unrealized
Underlying Instrument	Counterparty	Date	(Received)^	at Value	Gain (Loss)
S&P MidCap 400	Goldman Sachs International	11/27/15	0.56%	$30,823,700	$435,999
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/27/15	0.31%	21,808,562	154,276
				52,632,262	$590,275

S&P MidCap 400	UBS AG	11/27/15	0.46%	23,302,731	301,246
SPDR S&P MidCap 400 ETF	UBS AG	11/27/15	0.46%	10,046,644	131,591
				33,349,375	432,837
				$85,981,637	$1,023,112

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$706,306	1.0%
Airlines	485,609	0.7%
Auto Components	209,582	0.3%
Automobiles	73,819	0.1%
Banks	2,321,219	3.2%
Beverages	42,820	0.1%
Biotechnology	200,150	0.3%
Building Products	554,867	0.8%
Capital Markets	895,803	1.2%
Chemicals	1,455,439	2.0%
Commercial Services & Supplies	773,007	1.1%
Communications Equipment	428,464	0.6%
Construction & Engineering	240,361	0.3%
Construction Materials	90,131	0.1%
Consumer Finance	83,979	0.1%
Containers & Packaging	642,576	0.9%
Distributors	254,054	0.4%
Diversified Consumer Services	384,926	0.5%
Diversified Financial Services	438,561	0.6%
Electric Utilities	764,197	1.1%
Electrical Equipment	462,597	0.6%
Electronic Equipment, Instruments & Components	1,572,441	2.2%
Energy Equipment & Services	618,480	0.9%
Food & Staples Retailing	241,825	0.3%
Food Products	1,020,638	1.4%
Gas Utilities	738,241	1.0%
Health Care Equipment & Supplies	1,817,981	2.5%
Health Care Providers & Services	1,163,893	1.6%
Health Care Technology	74,026	0.1%
Hotels, Restaurants & Leisure	883,399	1.2%
Household Durables	1,140,736	1.6%
Household Products	394,130	0.5%
Independent Power and Renewable Electricity Producers	15,233	NM
Industrial Conglomerates	152,685	0.2%
Insurance	2,283,035	3.2%
Internet & Catalog Retail	60,304	0.1%
Internet Software & Services	85,693	0.1%
IT Services	1,672,743	2.3%
Leisure Products	412,049	0.6%
Life Sciences Tools & Services	597,683	0.8%
Machinery	1,888,557	2.6%
Marine	101,852	0.1%
Media	690,897	1.0%
Metals & Mining	646,544	0.9%
Multiline Retail	141,605	0.2%
Multi-Utilities	447,080	0.6%
Oil, Gas & Consumable Fuels	895,990	1.2%
Paper & Forest Products	141,250	0.2%
Personal Products	197,389	0.3%
Pharmaceuticals	135,135	0.2%
Professional Services	550,493	0.8%
Real Estate Investment Trusts	4,459,091	6.2%
Real Estate Management & Development	246,566	0.3%
Road & Rail	330,174	0.5%
Semiconductors & Semiconductor Equipment	828,471	1.1%
Software	2,313,503	3.2%
Specialty Retail	1,204,123	1.7%
Technology Hardware, Storage & Peripherals	275,640	0.4%
Textiles, Apparel & Luxury Goods	368,628	0.5%
Thrifts & Mortgage Finance	288,721	0.4%
Trading Companies & Distributors	284,575	0.4%
Water Utilities	139,425	0.2%
Wireless Telecommunication Services	78,187	0.1%
Other **	29,055,093	40.3%
Total	$72,162,671	100.0%

See accompanying notes to schedules of portfolio investments.

**                            Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                       Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (44.0%)
1-800-Flowers.com, Inc.* - Class A (Internet & Catalog Retail)	500	$4,965
2U, Inc.* (Diversified Consumer Services)	400	8,392
8x8, Inc.* (Diversified Telecommunication Services)	1,300	13,858
A. Schulman, Inc. (Chemicals)	400	14,356
A10 Networks, Inc.* (Software)	700	5,026
AAON, Inc. (Building Products)	600	12,282
AAR Corp. (Aerospace & Defense)	500	11,345
Abaxis, Inc. (Health Care Equipment & Supplies)	300	15,063
Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	600	11,118
Abercrombie & Fitch Co. - Class A (Specialty Retail)	900	19,071
ABIOMED, Inc.* (Health Care Equipment & Supplies)	500	36,830
ABM Industries, Inc. (Commercial Services & Supplies)	700	19,880
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,900	3,021
Acacia Research Corp. (Professional Services)	800	5,328
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,000	34,820
Acadia Realty Trust (Real Estate Investment Trusts)	900	29,601
ACCO Brands Corp.* (Commercial Services & Supplies)	1,600	12,912
Accuray, Inc.* (Health Care Equipment & Supplies)	1,300	8,710
Accuride Corp.* (Machinery)	1,100	3,102
Aceto Corp. (Health Care Providers & Services)	400	12,064
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,600	12,512
ACI Worldwide, Inc.* (Software)	1,400	33,530
Acorda Therapeutics, Inc.* (Biotechnology)	600	21,624
Actua Corp.* (Internet Software & Services)	600	8,310
Actuant Corp. - Class A (Machinery)	800	18,240
Acxiom Corp.* (IT Services)	1,000	22,120
ADTRAN, Inc. (Communications Equipment)	800	12,424
Advanced Drainage Systems, Inc. (Building Products)	500	15,710
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	600	16,968
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,200	17,384
Advaxis, Inc.* (Biotechnology)	500	5,545
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	400	5,872
Aegion Corp.* (Construction & Engineering)	600	11,574
Aerohive Networks, Inc.* (Communications Equipment)	600	4,044
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	800	13,552
Affymetrix, Inc.* (Life Sciences Tools & Services)	1,100	10,120
AG Mortgage Investment Trust, Inc. (Real Estate Investment Trusts)	500	7,605
Agenus, Inc.* (Biotechnology)	1,200	5,472
Air Methods Corp.* (Health Care Providers & Services)	500	20,465
Air Transport Services Group, Inc.* (Air Freight & Logistics)	800	7,832
Aircastle, Ltd. (Trading Companies & Distributors)	800	18,128
AK Steel Holding Corp.* (Metals & Mining)	2,600	7,514
Akebia Therapeutics, Inc.* (Biotechnology)	500	4,460
Albany International Corp. - Class A (Machinery)	400	15,028
Albany Molecular Research, Inc.* (Life Sciences Tools & Services)	400	7,216
Alexander & Baldwin, Inc. (Real Estate Management & Development)	600	22,644
Alimera Sciences, Inc.* (Pharmaceuticals)	900	2,709
ALLETE, Inc. (Electric Utilities)	600	30,126
Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	500	8,375
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	500	4,440
Altisource Residential Corp. (Real Estate Investment Trusts)	800	11,512
Altra Industrial Motion Corp. (Machinery)	400	10,584
AMAG Pharmaceuticals, Inc.* (Biotechnology)	400	16,000
Ambac Financial Group, Inc.* (Insurance)	600	9,690
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	400	19,776
Amedisys, Inc.* (Health Care Providers & Services)	400	15,832
American Assets Trust, Inc. (Real Estate Investment Trusts)	500	21,080
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,000	22,160
American Capital Mortgage Investment Corp. (Real Estate Investment Trusts)	700	10,157
American Eagle Outfitters, Inc. (Specialty Retail)	2,400	36,672
American Equity Investment Life Holding Co. (Insurance)	1,000	25,680
American Residential Properties, Inc. (Real Estate Investment Trusts)	500	8,285
American Software, Inc. - Class A (Software)	500	5,115
American States Water Co. (Water Utilities)	500	20,375
American Vanguard Corp. (Chemicals)	500	6,705
Ameris Bancorp (Banks)	500	15,750
Amicus Therapeutics, Inc.* (Biotechnology)	1,300	9,750
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,500	9,330

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	600	$17,022
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	500	5,920
AmSurg Corp.* (Health Care Providers & Services)	600	42,054
Anacor Pharmaceuticals, Inc.* (Biotechnology)	500	56,205
Angie’s List, Inc.* (Internet Software & Services)	900	6,957
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	400	5,032
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	400	27,432
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	2,900	4,002
Anthera Pharma, Inc.* (Biotechnology)	700	4,039
Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	1,700	8,109
Apogee Enterprises, Inc. (Building Products)	400	19,812
Apollo Commercial Real Estate Finance, Inc. (Real Estate Investment Trusts)	800	13,288
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,200	8,712
Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	500	6,435
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	500	20,655
Applied Micro Circuits Corp.* (Semiconductors & Semiconductor Equipment)	1,300	8,424
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	800	1,888
Aratana Therapeutics, Inc.* (Pharmaceuticals)	500	3,495
ARC Document Solutions, Inc.* (Commercial Services & Supplies)	800	4,976
ArcBest Corp. (Road & Rail)	400	10,360
Arena Pharmaceuticals, Inc.* (Biotechnology)	3,300	6,237
Ares Commercial Real Estate Corp. (Real Estate Investment Trusts)	500	6,170
Argo Group International Holdings, Ltd. (Insurance)	400	25,008
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,200	15,048
Arlington Asset Investment Corp. - Class A (Capital Markets)	400	5,540
Armada Hoffler Properties, Inc. (Real Estate Investment Trusts)	500	5,370
ARMOUR Residential REIT, Inc. (Real Estate Investment Trusts)	600	12,312
Array BioPharma, Inc.* (Biotechnology)	1,900	9,728
Arrowhead Research Corp.* (Biotechnology)	1,000	5,150
Asbury Automotive Group, Inc.* (Specialty Retail)	300	23,760
Ascena Retail Group, Inc.* (Specialty Retail)	1,800	23,976
Ashford Hospitality Prime, Inc. (Real Estate Investment Trusts)	400	5,880
Ashford Hospitality Trust, Inc. (Real Estate Investment Trusts)	1,200	8,256
Aspen Technology, Inc.* (Software)	1,000	41,390
Astoria Financial Corp. (Thrifts & Mortgage Finance)	1,200	19,152
Atlantic Power Corp. (Independent Power and Renewable Electricity Producers)	2,200	4,488
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	300	12,372
AtriCure, Inc.* (Health Care Equipment & Supplies)	400	7,410
Atwood Oceanics, Inc. (Energy Equipment & Services)	800	13,240
AVG Technologies N.V.* (Software)	600	14,220
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	500	4,225
Avista Corp. (Multi-Utilities)	800	27,080
AVX Corp. (Electronic Equipment, Instruments & Components)	700	9,450
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,100	5,880
Axiall Corp. (Chemicals)	900	18,225
AZZ, Inc. (Electrical Equipment)	300	16,599
B&G Foods, Inc. - Class A (Food Products)	700	25,403
Balchem Corp. (Chemicals)	400	27,320
Banc of California, Inc. (Banks)	600	7,824
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Banks)	400	10,812
BancorpSouth, Inc. (Banks)	1,200	29,916
Bank Mutual Corp. (Thrifts & Mortgage Finance)	900	6,516
Bank of the Ozarks, Inc. (Banks)	900	45,018
Bankrate, Inc.* (Internet Software & Services)	1,000	11,870
Barnes & Noble Education, Inc.* (Specialty Retail)	400	5,900
Barnes & Noble, Inc. (Specialty Retail)	700	9,093
Barnes Group, Inc. (Machinery)	700	26,313
Basic Energy Services, Inc.* (Energy Equipment & Services)	800	2,968
Bazaarvoice, Inc.* (Internet Software & Services)	1,100	4,873
BBCN Bancorp, Inc. (Banks)	1,100	18,469
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	600	21,234
Beazer Homes USA, Inc.* (Household Durables)	400	5,696
bebe Stores, Inc. (Specialty Retail)	1,500	1,665
Belden, Inc. (Electronic Equipment, Instruments & Components)	500	32,015
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	1,300	13,962

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Benchmark Electronics, Inc.* (Electronic Equipment, Instruments & Components)	700	$13,846
Beneficial Bancorp, Inc.* (Thrifts & Mortgage Finance)	1,100	15,257
Berkshire Hills Bancorp, Inc. (Banks)	400	11,440
Berry Plastics Group, Inc.* (Containers & Packaging)	1,400	46,900
BGC Partners, Inc. - Class A (Capital Markets)	2,400	20,760
Big Lots, Inc. (Multiline Retail)	700	32,270
Bill Barrett Corp.* (Oil, Gas & Consumable Fuels)	900	4,383
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,000	8,990
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	800	4,304
BioScrip, Inc.* (Health Care Providers & Services)	1,500	2,955
BioTelemetry, Inc.* (Health Care Providers & Services)	600	7,812
BioTime, Inc.* (Biotechnology)	1,200	4,524
Black Diamond, Inc.* (Leisure Products)	500	2,770
Black Hills Corp. (Multi-Utilities)	600	27,468
Blackbaud, Inc. (Software)	600	37,614
Blackhawk Network Holdings, Inc.* (IT Services)	700	29,806
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,500	25,455
Blount International, Inc.* (Machinery)	800	4,856
Blucora, Inc.* (Internet Software & Services)	600	5,880
Blue Hills Bancorp, Inc. (Banks)	500	7,095
BNC Bancorp (Banks)	400	8,980
Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	300	12,981
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	700	5,411
Boise Cascade Co.* (Paper & Forest Products)	500	14,965
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	700	3,983
Boston Private Financial Holdings, Inc. (Banks)	1,100	12,606
Bottomline Technologies, Inc.* (Software)	600	16,608
Boulder Brands, Inc.* (Food Products)	1,000	8,860
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,100	21,989
Brady Corp. - Class A (Electrical Equipment)	600	13,650
Briggs & Stratton Corp. (Machinery)	600	10,662
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	500	32,010
Brightcove, Inc.* (Internet Software & Services)	700	4,340
Bristow Group, Inc. (Energy Equipment & Services)	400	13,892
BroadSoft, Inc.* (Software)	400	12,788
Brookline Bancorp, Inc. (Thrifts & Mortgage Finance)	1,000	11,350
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,000	11,040
Builders FirstSource, Inc.* (Building Products)	700	8,274
Burlington Stores, Inc.* (Multiline Retail)	900	43,272
C&J Energy Services, Ltd.* (Energy Equipment & Services)	800	3,992
Cabot Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	300	12,651
CACI International, Inc.* - Class A (IT Services)	300	29,112
Caesars Acquisition Co.* - Class A (Hotels, Restaurants & Leisure)	900	6,588
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,000	8,050
CalAmp Corp.* (Communications Equipment)	500	9,480
CalAtlantic Group, Inc.* (Household Durables)	400	15,236
Caleres, Inc. (Specialty Retail)	600	18,336
Calgon Carbon Corp. (Chemicals)	700	12,040
California Water Service Group (Water Utilities)	700	15,652
Calix, Inc.* (Communications Equipment)	800	5,592
Callaway Golf Co. (Leisure Products)	1,200	11,940
Callidus Software, Inc.* (Software)	800	13,896
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,100	9,548
Cal-Maine Foods, Inc. (Food Products)	400	21,384
Cambrex Corp.* (Life Sciences Tools & Services)	400	18,388
Campus Crest Communities, Inc. (Real Estate Investment Trusts)	1,200	7,956
Cantel Medical Corp. (Health Care Equipment & Supplies)	400	23,712
Capital Bank Financial Corp. - Class A (Banks)	300	9,690
Capital Senior Living Corp.* (Health Care Providers & Services)	400	9,048
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,800	23,364
Capstead Mortgage Corp. (Real Estate Investment Trusts)	1,300	12,545
Cardinal Financial Corp. (Banks)	500	11,365
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	400	5,480
Cardtronics, Inc.* (IT Services)	600	20,700
Career Education Corp.* (Diversified Consumer Services)	1,500	5,415
CareTrust REIT, Inc. (Real Estate Investment Trusts)	600	6,792
Carmike Cinemas, Inc.* (Media)	400	10,244
Carpenter Technology Corp. (Metals & Mining)	600	19,986
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	600	22,578

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	600	$7,056
Cascade Bancorp* (Banks)	800	4,488
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	900	5,463
Casey’s General Stores, Inc. (Food & Staples Retailing)	500	53,110
Cash America International, Inc. (Consumer Finance)	400	13,812
Castle Brands, Inc.* (Beverages)	2,400	3,120
Castlight Health, Inc.* - Class B (Health Care Technology)	700	3,542
Catalent, Inc.* (Pharmaceuticals)	1,000	26,580
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,500	4,740
CatchMark Timber Trust, Inc. - Class A (Real Estate Investment Trusts)	700	7,665
Cathay General Bancorp (Banks)	1,000	31,300
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	700	49,665
CBIZ, Inc.* (Professional Services)	800	8,600
CEB, Inc. (Professional Services)	400	29,904
Cedar Realty Trust, Inc. (Real Estate Investment Trusts)	1,300	9,087
Celadon Group, Inc. (Road & Rail)	400	5,792
Celldex Therapeutics, Inc.* (Biotechnology)	1,200	14,472
Cempra, Inc.* (Pharmaceuticals)	400	8,880
CenterState Banks, Inc. (Banks)	700	10,206
Central European Media Enterprises, Ltd.* - Class A (Media)	2,000	4,320
Central Garden & Pet Co.* - Class A (Household Products)	700	11,816
Central Pacific Financial Corp. (Banks)	400	8,944
Century Aluminum Co.* (Metals & Mining)	800	2,896
Cepheid* (Biotechnology)	900	30,060
Cerus Corp.* (Health Care Equipment & Supplies)	1,600	7,632
Chambers Street Properties (Real Estate Investment Trusts)	3,000	21,240
Chart Industries, Inc.* (Machinery)	400	6,876
Chatham Lodging Trust (Real Estate Investment Trusts)	500	11,445
Checkpoint Systems, Inc. (Electronic Equipment, Instruments & Components)	700	5,236
Chegg, Inc.* (Diversified Consumer Services)	1,200	8,280
Chemical Financial Corp. (Banks)	500	16,965
ChemoCentryx, Inc.* (Biotechnology)	600	4,194
Chemtura Corp.* (Chemicals)	900	28,746
Chesapeake Lodging Trust (Real Estate Investment Trusts)	800	22,032
Chico’s FAS, Inc. (Specialty Retail)	1,800	24,876
Chimerix, Inc.* (Biotechnology)	500	19,590
Christopher & Banks Corp.* (Specialty Retail)	1,000	1,460
Ciber, Inc.* (IT Services)	1,600	5,712
Ciena Corp.* (Communications Equipment)	1,500	36,210
Cimpress N.V.* (Internet Software & Services)	400	31,560
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	3,000	11,310
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	800	24,664
Citizens, Inc.* (Insurance)	900	7,560
Civeo Corp. (Commercial Services & Supplies)	2,000	3,720
CLARCOR, Inc. (Machinery)	600	29,916
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,200	6,780
Cleco Corp. (Electric Utilities)	700	37,100
Cliffs Natural Resources, Inc. (Metals & Mining)	2,300	6,348
Clifton Bancorp, Inc. (Thrifts & Mortgage Finance)	500	7,290
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,200	3,564
Clovis Oncology, Inc.* (Biotechnology)	300	29,973
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)	600	12,264
CNO Financial Group, Inc. (Insurance)	2,400	46,104
CoBiz Financial, Inc. (Banks)	600	7,476
Coeur Mining, Inc.* (Metals & Mining)	2,000	5,400
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	600	18,432
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	300	16,260
Coherus Biosciences, Inc.* (Biotechnology)	400	11,140
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	500	6,295
Colony Capital, Inc. (Real Estate Investment Trusts)	1,400	28,476
Columbia Banking System, Inc. (Banks)	700	23,324
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	400	21,940
Comfort Systems USA, Inc. (Construction & Engineering)	500	15,965
Commercial Metals Co. (Metals & Mining)	1,500	21,555
Commercial Vehicle Group, Inc.* (Machinery)	700	2,912
Community Bank System, Inc. (Banks)	500	20,380
CommVault Systems, Inc.* (Software)	600	24,312
comScore, Inc.* (Internet Software & Services)	400	17,112
CONMED Corp. (Health Care Equipment & Supplies)	400	16,224
ConnectOne Bancorp, Inc. (Banks)	500	8,925
Conn’s, Inc.* (Specialty Retail)	400	7,588
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	700	15,470

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Constant Contact, Inc.* (Internet Software & Services)	500	$13,050
Continental Building Products, Inc.* (Building Products)	500	8,785
Convergys Corp. (IT Services)	1,200	30,804
Cooper Tire & Rubber Co. (Auto Components)	700	29,253
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,100	4,059
Core-Mark Holding Co., Inc. (Distributors)	300	24,387
CorEnergy Infrastructure Trust, Inc. (Real Estate Investment Trusts)	900	4,599
CoreSite Realty Corp. (Real Estate Investment Trusts)	300	16,485
Corindus Vascular Robotics, Inc.* - Class I (Health Care Equipment & Supplies)	800	2,560
CorMedix, Inc.* (Biotechnology)	900	2,286
Cornerstone OnDemand, Inc.* (Internet Software & Services)	700	22,050
Cousins Properties, Inc. (Real Estate Investment Trusts)	2,700	27,108
Cowen Group, Inc.* - Class A (Capital Markets)	1,700	7,157
Crawford & Co. (Insurance)	600	3,600
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	500	14,815
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,100	11,880
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	600	8,100
Crown Media Holdings, Inc.* (Media)	900	5,211
CryoLife, Inc. (Health Care Equipment & Supplies)	500	5,270
CSG Systems International, Inc. (IT Services)	500	16,760
CTI BioPharma Corp.* (Biotechnology)	3,000	3,990
CTS Corp. (Electronic Equipment, Instruments & Components)	500	9,090
CubeSmart (Real Estate Investment Trusts)	2,000	55,639
Cumulus Media, Inc.* - Class A (Media)	2,800	1,285
Curis, Inc.* (Biotechnology)	2,100	4,284
Curtiss-Wright Corp. (Aerospace & Defense)	600	41,736
Customers Bancorp, Inc.* (Banks)	400	11,000
CVB Financial Corp. (Banks)	1,400	24,430
Cvent, Inc.* (Internet Software & Services)	400	12,644
Cynosure, Inc.* - Class A (Health Care Equipment & Supplies)	300	11,292
CyrusOne, Inc. (Real Estate Investment Trusts)	700	24,696
CYS Investments, Inc. (Real Estate Investment Trusts)	2,100	16,212
Cytokinetics, Inc.* (Biotechnology)	800	6,888
CytRx Corp.* (Biotechnology)	1,300	3,614
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	600	5,820
Dana Holding Corp. (Auto Components)	2,000	33,600
Darling Ingredients, Inc.* (Food Products)	2,100	21,252
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	300	11,574
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,100	40,832
Dean Foods Co. (Food Products)	1,200	21,732
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	400	22,264
Del Frisco’s Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	400	5,388
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	700	19,040
Deluxe Corp. (Commercial Services & Supplies)	600	35,730
Demandware, Inc.* (Internet Software & Services)	400	22,680
Denny’s Corp.* (Hotels, Restaurants & Leisure)	1,200	13,152
Depomed, Inc.* (Pharmaceuticals)	800	14,000
Destination XL Group, Inc.* (Specialty Retail)	900	5,256
DeVry Education Group, Inc. (Diversified Consumer Services)	800	18,848
DHI Group, Inc.* (Internet Software & Services)	800	7,240
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,400	11,004
Diamond Foods, Inc.* (Food Products)	400	15,848
Diamond Resorts International, Inc.* (Hotels, Restaurants & Leisure)	600	17,064
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	2,500	29,200
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	800	29,496
Digi International, Inc.* (Communications Equipment)	500	6,450
Digital Turbine, Inc.* (Software)	1,300	2,158
DigitalGlobe, Inc.* (Aerospace & Defense)	900	13,437
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	500	8,675
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	500	11,450
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	500	14,055
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	400	4,712
Dorman Products, Inc.* (Auto Components)	400	18,672
Douglas Dynamics, Inc. (Machinery)	400	8,776
DreamWorks Animation SKG, Inc.* - Class A (Media)	1,000	20,240
Drew Industries, Inc. (Auto Components)	300	17,949
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	500	5,050
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	800	25,672
Durect Corp.* (Pharmaceuticals)	2,300	4,692
Dyax Corp.* (Biotechnology)	1,800	49,554

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dycom Industries, Inc.* (Construction & Engineering)	400	$30,436
Dynavax Technologies Corp.* (Biotechnology)	400	9,084
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	1,500	29,145
Dynex Capital, Inc. (Real Estate Investment Trusts)	900	5,967
Eagle Bancorp, Inc.* (Banks)	400	19,040
Eagle Bulk Shipping, Inc.* (Marine)	600	3,660
EarthLink Holdings Corp. (Internet Software & Services)	1,500	12,825
EastGroup Properties, Inc. (Real Estate Investment Trusts)	400	22,464
Ebix, Inc. (Software)	400	11,092
Echo Global Logistics, Inc.* (Air Freight & Logistics)	400	9,516
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,000	2,150
Education Realty Trust, Inc. (Real Estate Investment Trusts)	600	21,546
El Paso Electric Co. (Electric Utilities)	500	19,335
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	700	6,930
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	600	27,864
Elizabeth Arden, Inc.* (Personal Products)	500	6,270
Ellie Mae, Inc.* (Software)	400	29,192
EMCOR Group, Inc. (Construction & Engineering)	800	38,624
EMCORE Corp.* (Communications Equipment)	700	4,788
Emergent BioSolutions, Inc.* (Biotechnology)	400	12,860
Employers Holdings, Inc. (Insurance)	500	13,235
Encore Capital Group, Inc.* (Consumer Finance)	400	16,280
Endocyte, Inc.* (Pharmaceuticals)	900	4,626
Endologix, Inc.* (Health Care Equipment & Supplies)	900	7,686
Endurance International Group Holdings, Inc.* (Internet Software & Services)	800	10,664
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	800	2,176
Energy XXI, Ltd. (Oil, Gas & Consumable Fuels)	1,900	3,287
EnerNOC, Inc.* (Software)	500	3,920
EnerSys (Electrical Equipment)	500	30,495
Ennis, Inc. (Commercial Services & Supplies)	400	8,012
Enova International, Inc.* (Consumer Finance)	400	5,200
Enphase Energy, Inc.* (Electrical Equipment)	600	2,160
EnPro Industries, Inc. (Machinery)	300	14,733
Entegris, Inc.* (Semiconductors & Semiconductor Equipment)	1,800	23,094
Entercom Communications Corp.* - Class A (Media)	500	5,520
Entravision Communications Corp. - Class A (Media)	1,000	8,760
Envestnet, Inc.* (Internet Software & Services)	500	14,930
EPAM Systems, Inc.* (IT Services)	600	46,410
Epiq Systems, Inc. (Software)	500	6,900
Epizyme, Inc.* (Biotechnology)	400	5,236
EPR Properties (Real Estate Investment Trusts)	700	39,767
Equity One, Inc. (Real Estate Investment Trusts)	900	23,922
Eros International PLC* (Media)	400	4,468
ESCO Technologies, Inc. (Machinery)	400	14,836
Essendant, Inc. (Commercial Services & Supplies)	500	17,285
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	700	16,870
Esterline Technologies Corp.* (Aerospace & Defense)	400	30,820
Ethan Allen Interiors, Inc. (Household Durables)	400	10,884
Euronet Worldwide, Inc.* (IT Services)	600	48,144
EverBank Financial Corp. (Thrifts & Mortgage Finance)	1,200	20,712
Evercore Partners, Inc. - Class A (Capital Markets)	400	21,600
Everi Holdings, Inc.* (IT Services)	1,100	5,148
EVERTEC, Inc. (IT Services)	900	16,416
EVINE Live, Inc.* (Internet & Catalog Retail)	1,400	3,612
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	600	4,140
Exact Sciences Corp.* (Biotechnology)	1,100	9,163
ExamWorks Group, Inc.* (Health Care Providers & Services)	500	14,120
Exar Corp.* (Semiconductors & Semiconductor Equipment)	700	3,983
EXCO Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,600	4,032
Exelixis, Inc.* (Biotechnology)	2,900	17,458
ExlService Holdings, Inc.* (IT Services)	500	22,130
Exponent, Inc. (Professional Services)	400	20,564
Express, Inc.* (Specialty Retail)	1,100	21,230
Exterran Holdings, Inc. (Energy Equipment & Services)	900	19,566
Extreme Networks, Inc.* (Communications Equipment)	2,000	7,180
EZCORP, Inc.* - Class A (Consumer Finance)	900	5,994
F.N.B. Corp. (Banks)	2,200	29,634
Fabrinet* (Electronic Equipment, Instruments & Components)	500	10,835
Fair Isaac Corp. (Software)	400	36,948
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	1,500	25,020

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fairmount Santrol Holdings, Inc.* (Energy Equipment & Services)	1,000	$2,670
FCB Financial Holdings, Inc.* - Class A (Banks)	400	14,224
Federal Signal Corp. (Machinery)	900	13,554
Federal-Mogul Holdings Corp.* (Auto Components)	600	4,650
FEI Co. (Electronic Equipment, Instruments & Components)	500	36,095
FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	1,900	15,295
Ferro Corp.* (Chemicals)	1,000	12,490
Fibrocell Science, Inc.* (Biotechnology)	700	2,674
FibroGen, Inc.* (Biotechnology)	700	16,317
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	400	14,144
Financial Engines, Inc. (Capital Markets)	700	22,512
Finisar Corp.* (Communications Equipment)	1,300	14,781
First American Financial Corp. (Insurance)	1,300	49,569
First BanCorp.* (Banks)	1,700	6,443
First Busey Corp. (Banks)	400	8,348
First Cash Financial Services, Inc.* (Consumer Finance)	400	15,260
First Commonwealth Financial Corp. (Banks)	1,300	11,947
First Financial Bancorp (Banks)	800	15,424
First Financial Bankshares, Inc. (Banks)	800	26,608
First Industrial Realty Trust, Inc. (Real Estate Investment Trusts)	1,400	30,352
First Merchants Corp. (Banks)	500	13,115
First Midwest Bancorp, Inc. (Banks)	1,000	17,820
First Potomac Realty Trust (Real Estate Investment Trusts)	900	10,611
FirstMerit Corp. (Banks)	2,000	37,580
Five Below, Inc.* (Specialty Retail)	700	24,038
Five Star Quality Care, Inc.* (Health Care Providers & Services)	1,000	3,270
Five9, Inc.* (Internet Software & Services)	700	3,031
Fleetmatics Group PLC* (Software)	500	27,830
Flotek Industries, Inc.* (Chemicals)	800	14,480
Fluidigm Corp.* (Life Sciences Tools & Services)	400	4,324
Flushing Financial Corp. (Thrifts & Mortgage Finance)	500	10,520
FNFV Group* (Diversified Financial Services)	1,100	12,364
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	500	3,565
Forestar Group, Inc.* (Real Estate Management & Development)	600	8,490
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	900	7,416
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	800	10,600
Forward Air Corp. (Air Freight & Logistics)	400	18,144
Francesca’s Holdings Corp.* (Specialty Retail)	700	9,947
Franklin Electric Co., Inc. (Electrical Equipment)	600	19,776
Franklin Street Properties Corp. (Real Estate Investment Trusts)	1,200	12,504
Fred’s, Inc. - Class A (Multiline Retail)	600	8,298
Fresh Del Monte Produce, Inc. (Food Products)	400	18,252
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	2,100	6,636
FTI Consulting, Inc.* (Professional Services)	500	17,005
FuelCell Energy, Inc.* (Electrical Equipment)	5,500	4,865
Fulton Financial Corp. (Banks)	2,200	29,524
Furmanite Corp.* (Construction & Engineering)	700	4,865
FutureFuel Corp. (Chemicals)	500	7,705
GAIN Capital Holdings, Inc. (Diversified Financial Services)	600	4,470
Galena Biopharma, Inc.* (Biotechnology)	3,200	5,376
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	600	6,942
Gastar Exploration, Inc.* (Oil, Gas & Consumable Fuels)	1,700	2,669
Generac Holdings, Inc.* (Electrical Equipment)	900	28,404
General Cable Corp. (Electrical Equipment)	700	10,773
General Communication, Inc.* - Class A (Diversified Telecommunication Services)	500	10,183
Genesco, Inc.* (Specialty Retail)	300	18,795
Genesis Healthcare, Inc.* (Health Care Providers & Services)	800	3,968
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	700	4,452
Gentherm, Inc.* (Auto Components)	500	24,580
Geron Corp.* (Biotechnology)	2,400	8,328
Getty Realty Corp. (Real Estate Investment Trusts)	400	6,752
Gibraltar Industries, Inc.* (Building Products)	500	12,660
Gigamon, Inc.* (Software)	400	10,492
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	500	27,545
Glacier Bancorp, Inc. (Banks)	1,000	27,360
Global Eagle Entertainment, Inc.* (Media)	700	9,324
Globalstar, Inc.* (Diversified Telecommunication Services)	6,600	11,880
Globe Specialty Metals, Inc. (Metals & Mining)	900	11,358
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	900	20,115
Glu Mobile, Inc.* (Software)	1,800	7,416
Gogo, Inc.* (Internet Software & Services)	800	11,304
Golden Ocean Group, Ltd. (Marine)	1,400	2,758
Government Properties Income Trust (Real Estate Investment Trusts)	900	14,652

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Gramercy Property Trust, Inc. (Real Estate Investment Trusts)	800	$18,144
Grand Canyon Education, Inc.* (Diversified Consumer Services)	600	24,936
Granite Construction, Inc. (Construction & Engineering)	500	16,420
Gray Television, Inc.* (Media)	900	14,301
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,100	4,400
Great Western Bancorp, Inc. (Banks)	600	16,956
Greatbatch, Inc.* (Health Care Equipment & Supplies)	300	16,035
Green Dot Corp.* - Class A (Consumer Finance)	600	11,124
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	500	10,255
Greenhill & Co., Inc. (Capital Markets)	400	10,328
Greenlight Capital Re, Ltd.* - Class A (Insurance)	400	8,784
Greif, Inc. - Class A (Containers & Packaging)	400	13,112
Griffon Corp. (Building Products)	500	8,590
Group 1 Automotive, Inc. (Specialty Retail)	300	26,085
GrubHub, Inc.* (Internet Software & Services)	900	21,582
GSI Group, Inc.* (Electronic Equipment, Instruments & Components)	600	8,106
GTT Communications, Inc.* (Internet Software & Services)	400	7,488
GUESS?, Inc. (Specialty Retail)	800	16,840
Guidewire Software, Inc.* (Software)	900	52,407
GulfMark Offshore, Inc. - Class A (Energy Equipment & Services)	500	3,120
H&E Equipment Services, Inc. (Trading Companies & Distributors)	500	9,655
H.B. Fuller Co. (Chemicals)	600	22,794
Haemonetics Corp.* (Health Care Equipment & Supplies)	700	23,646
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	6,100	4,277
Halozyme Therapeutics, Inc.* (Biotechnology)	1,300	20,345
Halyard Health, Inc.* (Health Care Equipment & Supplies)	600	17,808
Hampton Roads Bankshares, Inc.* (Banks)	1,600	2,960
Hancock Holding Co. (Banks)	1,000	27,600
Hanger, Inc.* (Health Care Providers & Services)	500	7,210
Hanmi Financial Corp. (Banks)	500	12,750
Hannon Armstrong Sustainable, Inc. (Real Estate Investment Trusts)	500	9,005
Harmonic, Inc.* (Communications Equipment)	1,400	8,064
Harsco Corp. (Machinery)	1,100	11,803
Harte-Hanks, Inc. (Media)	900	3,825
Harvard Apparatus Regenerative Technology, Inc.* (Biotechnology)	1	—	§
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	800	2,352
Hatteras Financial Corp. (Real Estate Investment Trusts)	1,300	18,603
Hawaiian Holdings, Inc.* (Airlines)	700	24,290
Headwaters, Inc.* (Construction Materials)	1,000	20,550
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	1,300	34,268
Healthcare Services Group, Inc. (Commercial Services & Supplies)	900	33,534
HealthEquity, Inc.* (Health Care Providers & Services)	500	16,355
HealthSouth Corp. (Health Care Providers & Services)	1,100	38,313
HealthStream, Inc.* (Health Care Technology)	400	9,524
Healthways, Inc.* (Health Care Providers & Services)	600	7,062
Heartland Express, Inc. (Road & Rail)	700	13,181
Heartland Payment Systems, Inc. (IT Services)	500	37,000
Hecla Mining Co. (Metals & Mining)	5,100	10,557
HEICO Corp. - Class A (Aerospace & Defense)	500	21,840
Helen of Troy, Ltd.* (Household Durables)	400	39,684
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,400	8,092
Heritage Financial Corp. (Banks)	500	9,210
Heritage Insurance Holdings, Inc.* (Insurance)	400	8,848
Heritage Oaks Bancorp (Banks)	600	5,286
Herman Miller, Inc. (Commercial Services & Supplies)	800	25,384
Heron Therapeutics, Inc.* (Biotechnology)	400	10,968
Hersha Hospitality Trust (Real Estate Investment Trusts)	700	16,807
HFF, Inc. - Class A (Capital Markets)	500	17,260
Hibbett Sports, Inc.* (Specialty Retail)	300	10,248
Highwoods Properties, Inc. (Real Estate Investment Trusts)	1,100	47,795
Hill International, Inc.* (Professional Services)	900	3,042
Hillenbrand, Inc. (Machinery)	800	23,736
Hilltop Holdings, Inc.* (Banks)	1,000	20,970
HMS Holdings Corp.* (Health Care Providers & Services)	1,200	12,636
HNI Corp. (Commercial Services & Supplies)	600	25,764
Home BancShares, Inc. (Banks)	700	30,044
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	400	8,372
Horace Mann Educators Corp. (Insurance)	500	17,120
Horizon Global Corp.* (Auto Components)	200	1,758
Hornbeck Offshore Services, Inc.* (Energy Equipment & Services)	500	6,755
Horsehead Holding Corp.* (Metals & Mining)	2,000	5,680

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,700	$33,303
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	2,300	4,738
HRG Group, Inc.* (Household Products)	1,100	14,795
HSN, Inc. (Internet & Catalog Retail)	400	24,740
Hub Group, Inc.* - Class A (Air Freight & Logistics)	500	19,990
Hudson Pacific Properties, Inc. (Real Estate Investment Trusts)	900	25,713
Huron Consulting Group, Inc.* (Professional Services)	300	14,490
IBERIABANK Corp. (Banks)	500	30,315
Iconix Brand Group, Inc.* (Textiles, Apparel & Luxury Goods)	600	9,192
IDACORP, Inc. (Electric Utilities)	600	40,110
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,700	4,692
II-VI, Inc.* (Electrical Equipment)	700	12,684
Imation Corp.* (Technology Hardware, Storage & Peripherals)	1,000	2,020
IMAX Corp.* (Media)	800	30,713
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	500	6,490
ImmunoGen, Inc.* (Biotechnology)	1,200	14,040
Immunomedics, Inc.* (Biotechnology)	1,700	5,083
Impax Laboratories, Inc.* (Pharmaceuticals)	900	31,167
Imperva, Inc.* (Software)	300	21,186
inContact, Inc.* (Diversified Telecommunication Services)	900	8,010
Independence Realty Trust, Inc. (Real Estate Investment Trusts)	600	4,704
Independent Bank Corp. (Banks)	400	18,696
Independent Bank Corp./MI (Banks)	400	5,792
Infinera Corp.* (Communications Equipment)	1,600	31,616
Infinity Pharmaceuticals, Inc.* (Biotechnology)	800	8,280
Infoblox, Inc.* (Software)	700	11,417
InfraREIT, Inc. (Real Estate Investment Trusts)	300	7,164
Inland Real Estate Corp. (Real Estate Investment Trusts)	1,300	11,505
InnerWorkings, Inc.* (Commercial Services & Supplies)	800	5,984
Innospec, Inc. (Chemicals)	300	16,572
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,100	6,963
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	500	14,885
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	500	12,700
Insmed, Inc.* (Biotechnology)	800	15,872
Insulet Corp.* (Health Care Equipment & Supplies)	700	20,930
Insys Therapeutics, Inc.* (Biotechnology)	300	7,728
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	300	17,871
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,800	45,900
Integrated Silicon Solution, Inc. (Semiconductors & Semiconductor Equipment)	500	11,240
Inteliquent, Inc. (Diversified Telecommunication Services)	500	10,360
Intelsat S.A.* (Diversified Telecommunication Services)	600	3,972
InterDigital, Inc. (Communications Equipment)	500	25,370
Interface, Inc. (Commercial Services & Supplies)	900	17,595
Internap Corp.* (Internet Software & Services)	900	6,084
International Bancshares Corp. (Banks)	700	18,865
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	400	13,876
Intersil Corp. - Class A (Semiconductors & Semiconductor Equipment)	1,700	23,035
Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	600	10,590
Intralinks Holdings, Inc.* (Internet Software & Services)	700	6,125
Intrepid Potash, Inc.* (Chemicals)	900	3,474
Invacare Corp. (Health Care Equipment & Supplies)	500	8,640
InvenSense, Inc.* (Electronic Equipment, Instruments & Components)	1,000	11,920
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	1,600	19,280
Investment Technology Group, Inc. (Capital Markets)	500	8,005
Investors Bancorp, Inc. (Banks)	4,200	52,542
Investors Real Estate Trust (Real Estate Investment Trusts)	1,800	14,616
InVivo Therapeutics Holdings Corp.* (Health Care Equipment & Supplies)	400	2,904
ION Geophysical Corp.* (Energy Equipment & Services)	3,700	1,369
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,200	9,852
iRobot Corp.* (Household Durables)	400	12,004
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,700	19,312
Isle of Capri Casinos, Inc.* (Hotels, Restaurants & Leisure)	400	7,652
iStar Financial, Inc.* (Real Estate Investment Trusts)	1,200	15,528
Itron, Inc.* (Electronic Equipment, Instruments & Components)	500	18,365
Ixia* (Communications Equipment)	900	12,969
IXYS Corp. (Semiconductors & Semiconductor Equipment)	400	4,984
j2 Global, Inc. (Internet Software & Services)	600	46,530

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	500	$37,265
Janus Capital Group, Inc. (Capital Markets)	1,800	27,954
Jive Software, Inc.* (Software)	1,000	4,870
John Bean Technologies Corp. (Machinery)	400	17,944
Jones Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	600	3,084
Journal Media Group, Inc. (Media)	600	7,344
K12, Inc.* (Diversified Consumer Services)	600	5,826
Kaman Corp. - Class A (Trading Companies & Distributors)	400	15,556
KapStone Paper & Packaging Corp. (Paper & Forest Products)	1,100	23,925
Karyopharm Therapeutics, Inc.* (Biotechnology)	400	5,340
KB Home (Household Durables)	1,100	14,410
KCG Holdings, Inc.* - Class A (Capital Markets)	700	8,743
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,300	15,535
Kelly Services, Inc. - Class A (Professional Services)	500	7,900
Kemper Corp. (Insurance)	600	21,432
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,200	29,424
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	1,400	6,272
Key Energy Services, Inc.* (Energy Equipment & Services)	2,800	1,471
Kforce, Inc. (Professional Services)	400	11,244
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	500	5,695
Kimball International, Inc. - Class B (Commercial Services & Supplies)	600	6,552
Kindred Healthcare, Inc. (Health Care Providers & Services)	1,100	14,740
Kite Pharma, Inc.* (Biotechnology)	400	27,220
Kite Realty Group Trust (Real Estate Investment Trusts)	1,100	29,051
KLX, Inc.* (Aerospace & Defense)	700	27,377
Knight Transportation, Inc. (Road & Rail)	800	20,336
Knoll, Inc. (Commercial Services & Supplies)	700	16,268
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,100	18,326
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,400	3,738
Korn/Ferry International (Professional Services)	600	21,822
Kraton Performance Polymers, Inc.* (Chemicals)	500	10,195
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	900	4,491
Krispy Kreme Doughnuts, Inc.* (Hotels, Restaurants & Leisure)	900	12,321
La Quinta Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,200	18,180
Ladder Capital Corp. (Real Estate Investment Trusts)	600	8,556
Ladenburg Thalmann Financial Services, Inc.* (Capital Markets)	1,900	4,826
Lakeland Bancorp, Inc. (Banks)	600	6,978
Landec Corp.* (Food Products)	500	6,150
Lannett Co., Inc.* (Pharmaceuticals)	300	13,431
LaSalle Hotel Properties (Real Estate Investment Trusts)	1,400	41,174
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,700	7,786
La-Z-Boy, Inc. (Household Durables)	700	19,985
LDR Holding Corp.* (Health Care Equipment & Supplies)	300	7,590
LegacyTexas Financial Group, Inc. (Banks)	600	17,220
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	800	7,608
Lexington Realty Trust (Real Estate Investment Trusts)	2,600	22,984
Libbey, Inc. (Household Durables)	300	10,092
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	900	28,071
LifeLock, Inc.* (Diversified Consumer Services)	1,200	16,812
Limelight Networks, Inc.* (Internet Software & Services)	1,300	2,652
Lion Biotechnologies, Inc.* (Biotechnology)	800	5,176
Lionbridge Technologies, Inc.* (IT Services)	1,100	5,929
Liquidity Services, Inc.* (Internet Software & Services)	500	4,095
Lithia Motors, Inc. - Class A (Specialty Retail)	300	35,217
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	300	29,979
LivaNova PLC* (Health Care Equipment & Supplies)	300	19,884
LivePerson, Inc.* (Internet Software & Services)	900	7,020
LogMeIn, Inc.* (Internet Software & Services)	300	20,208
Louisiana-Pacific Corp.* (Paper & Forest Products)	1,800	31,788
LTC Properties, Inc. (Real Estate Investment Trusts)	500	21,425
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	400	5,528
Luminex Corp.* (Life Sciences Tools & Services)	600	10,920
Lumos Networks Corp. (Diversified Telecommunication Services)	400	5,184
M.D.C. Holdings, Inc. (Household Durables)	500	12,995
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	300	10,122
M/I Homes, Inc.* (Household Durables)	400	9,180

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,200	$26,112
MacroGenics, Inc.* (Biotechnology)	400	12,428
Magellan Health, Inc.* (Health Care Providers & Services)	300	16,020
Magnum Hunter Resources Corp.* (Oil, Gas & Consumable Fuels)	3,800	1,012
Maiden Holdings, Ltd. (Insurance)	700	10,885
Manhattan Associates, Inc.* (Software)	900	65,565
MannKind Corp.* (Biotechnology)	3,300	10,923
ManTech International Corp. - Class A (IT Services)	400	11,560
Marchex, Inc. - Class B (Internet Software & Services)	900	3,888
Marin Software, Inc.* (Internet Software & Services)	700	2,506
MarineMax, Inc.* (Specialty Retail)	400	6,320
MarketAxess Holdings, Inc. (Diversified Financial Services)	500	50,655
Marketo, Inc.* (Internet Software & Services)	500	14,715
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	300	19,320
Marten Transport, Ltd. (Road & Rail)	400	6,556
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	800	4,832
Masimo Corp.* (Health Care Equipment & Supplies)	600	23,808
Masonite International Corp.* (Building Products)	400	23,948
MasTec, Inc.* (Construction & Engineering)	900	15,093
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	900	23,139
Matrix Service Co.* (Energy Equipment & Services)	400	9,080
Matson, Inc. (Marine)	600	27,498
Matthews International Corp. - Class A (Diversified Consumer Services)	400	23,092
Mattson Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,600	3,744
MAXIMUS, Inc. (IT Services)	800	54,560
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	800	10,400
MB Financial, Inc. (Banks)	900	29,016
MBIA, Inc.* (Insurance)	2,100	15,771
McDermott International, Inc.* (Industrial Conglomerates)	3,200	14,752
McGrath RentCorp (Commercial Services & Supplies)	400	12,020
MDC Partners, Inc. - Class A (Media)	600	12,468
MedAssets, Inc.* (Health Care Technology)	800	18,944
Media General, Inc.* (Media)	1,200	17,832
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	2,600	29,380
Medidata Solutions, Inc.* (Health Care Technology)	700	30,100
Mentor Graphics Corp. (Software)	1,200	32,640
Mercury Systems, Inc.* (Electronic Equipment, Instruments & Components)	600	10,296
Meredith Corp. (Media)	500	23,510
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	800	11,232
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	600	11,406
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	600	11,124
Meritage Homes Corp.* (Household Durables)	500	17,630
Meritor, Inc.* (Machinery)	1,300	14,131
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,500	14,010
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	500	16,665
MGE Energy, Inc. (Electric Utilities)	500	20,635
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	4,100	38,540
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	1,200	43,212
MiMedx Group, Inc.* (Biotechnology)	1,500	10,920
Minerals Technologies, Inc. (Chemicals)	400	23,576
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	700	24,668
Mobile Mini, Inc. (Commercial Services & Supplies)	600	20,544
MobileIron, Inc.* (Software)	800	3,088
Modine Manufacturing Co.* (Auto Components)	800	6,696
ModusLink Global Solutions, Inc.* (IT Services)	1,100	3,179
Molina Healthcare, Inc.* (Health Care Providers & Services)	400	24,800
Momenta Pharmaceuticals, Inc.* (Biotechnology)	800	13,128
MoneyGram International, Inc.* (IT Services)	600	6,066
Monmouth Real Estate Investment Corp. - Class A (Real Estate Investment Trusts)	900	9,369
Monogram Residential Trust, Inc. (Real Estate Investment Trusts)	2,200	21,692
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	500	31,210
Monotype Imaging Holdings, Inc. (Software)	600	16,404
Monro Muffler Brake, Inc. (Specialty Retail)	400	29,668
Monster Worldwide, Inc.* (Professional Services)	1,400	8,778
Moog, Inc.* - Class A (Aerospace & Defense)	500	30,880
Morgans Hotel Group Co.* (Hotels, Restaurants & Leisure)	700	2,513
MRC Global, Inc.* (Trading Companies & Distributors)	1,300	15,470

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MSA Safety, Inc. (Commercial Services & Supplies)	400	$17,392
Mueller Industries, Inc. (Machinery)	700	22,064
Mueller Water Products, Inc. - Class A (Machinery)	2,100	18,480
Myers Industries, Inc. (Containers & Packaging)	400	6,244
Myriad Genetics, Inc.* (Biotechnology)	900	36,333
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	400	6,112
National Bank Holdings Corp. (Banks)	500	11,030
National CineMedia, Inc. (Media)	900	12,780
National General Holdings Corp. (Insurance)	500	9,855
National Health Investors, Inc. (Real Estate Investment Trusts)	500	29,370
National Penn Bancshares, Inc. (Banks)	1,800	21,672
National Storage Affiliates Trust (Real Estate Investment Trusts)	500	7,520
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	600	7,962
Natus Medical, Inc.* (Health Care Equipment & Supplies)	400	18,212
Nautilus, Inc.* (Leisure Products)	500	8,520
Navidea Biopharmaceuticals, Inc.* (Biotechnology)	3,300	6,666
Navigant Consulting, Inc.* (Professional Services)	700	12,040
Navios Maritime Acquisition Corp. (Oil, Gas & Consumable Fuels)	1,600	5,728
Navios Maritime Holdings, Inc. (Marine)	1,600	3,376
Navistar International Corp.* (Machinery)	700	8,610
NBT Bancorp, Inc. (Banks)	600	16,866
NCI Building Systems, Inc.* (Building Products)	500	5,230
Nektar Therapeutics* (Pharmaceuticals)	1,700	20,179
Nelnet, Inc. - Class A (Consumer Finance)	300	10,734
Neogen Corp.* (Health Care Equipment & Supplies)	500	27,025
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,100	7,755
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	600	4,962
NETGEAR, Inc.* (Communications Equipment)	500	20,700
NetScout Systems, Inc.* (Communications Equipment)	500	17,935
Neurocrine Biosciences, Inc.* (Biotechnology)	1,000	49,090
NeuStar, Inc.* - Class A (IT Services)	700	19,033
New Jersey Resources Corp. (Gas Utilities)	1,100	34,848
New Media Investment Group, Inc. (Media)	600	9,660
New Residential Investment Corp. (Real Estate Investment Trusts)	2,400	29,112
New Senior Investment Group, Inc. (Real Estate Investment Trusts)	900	9,018
New York Mortgage Trust, Inc. (Real Estate Investment Trusts)	1,600	9,088
New York REIT, Inc. (Real Estate Investment Trusts)	2,100	23,940
NewBridge Bancorp (Banks)	700	7,917
Newpark Resources, Inc.* (Energy Equipment & Services)	1,300	7,358
Newport Corp.* (Electronic Equipment, Instruments & Components)	600	9,066
NewStar Financial, Inc.* (Diversified Financial Services)	500	5,275
Nexstar Broadcasting Group, Inc. - Class A (Media)	400	21,292
NIC, Inc. (Internet Software & Services)	900	17,073
Nimble Storage, Inc.* (Technology Hardware, Storage & Peripherals)	700	15,820
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	900	6,768
Nobilis Health Corp.* (Health Care Providers & Services)	700	1,974
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,200	18,336
North Atlantic Drilling, Ltd.* (Energy Equipment & Services)	2,900	2,394
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	1,100	5,544
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	700	10,724
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,300	17,498
Northwest Biotherapeutics, Inc.* (Biotechnology)	800	3,904
Northwest Natural Gas Co. (Gas Utilities)	400	19,108
NorthWestern Corp. (Multi-Utilities)	600	32,514
Novatel Wireless, Inc.* (Technology Hardware, Storage & Peripherals)	1,100	2,365
Novavax, Inc.* (Biotechnology)	3,300	22,275
NRG Yield, Inc. - Class A (Independent Power and Renewable Electricity Producers)	500	6,865
NRG Yield, Inc. - Class C (Independent Power and Renewable Electricity Producers)	500	7,220
Nutrisystem, Inc. (Internet & Catalog Retail)	400	9,252
NuVasive, Inc.* (Health Care Equipment & Supplies)	600	28,296
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	900	15,039
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,800	20,934
Ocata Therapeutics, Inc.* (Biotechnology)	900	3,960
Oclaro, Inc.* (Communications Equipment)	2,100	6,153
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	1,500	10,485
OFG Bancorp (Banks)	700	6,447
Oil States International, Inc.* (Energy Equipment & Services)	700	21,007
Old National Bancorp (Banks)	1,500	21,000

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Old Second Bancorp, Inc.* (Banks)	700	$4,690
Olin Corp. (Chemicals)	1,000	19,180
OM Asset Management PLC (Capital Markets)	400	6,072
Omeros Corp.* (Pharmaceuticals)	500	6,265
Omnicell, Inc.* (Health Care Technology)	500	13,600
OmniVision Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	800	23,096
OMNOVA Solutions, Inc.* (Chemicals)	800	5,744
On Assignment, Inc.* (Professional Services)	700	31,577
Oncothyreon, Inc.* (Biotechnology)	1,800	5,328
ONE Gas, Inc. (Gas Utilities)	700	34,188
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	400	5,756
Ophthotech Corp.* (Biotechnology)	300	14,979
OPOWER, Inc.* (Internet Software & Services)	500	4,825
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,100	5,720
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,000	5,940
Orexigen Therapeutics, Inc.* (Biotechnology)	1,700	5,168
Organovo Holdings, Inc.* (Biotechnology)	1,500	4,515
Orion Marine Group, Inc.* (Construction & Engineering)	700	2,737
Oritani Financial Corp. (Thrifts & Mortgage Finance)	700	11,144
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	500	18,860
Otter Tail Corp. (Industrial Conglomerates)	500	13,720
OvaScience, Inc.* (Biotechnology)	300	3,891
Owens & Minor, Inc. (Health Care Providers & Services)	800	28,680
P.H. Glatfelter Co. (Paper & Forest Products)	600	11,640
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,200	8,520
Pacific Ethanol, Inc.* (Oil, Gas & Consumable Fuels)	500	3,005
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	500	24,975
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	400	28,068
PAREXEL International Corp.* (Life Sciences Tools & Services)	700	44,184
Park Sterling Corp. (Banks)	900	6,525
Parker Drilling Co.* (Energy Equipment & Services)	2,100	6,006
Parkway Properties, Inc. (Real Estate Investment Trusts)	1,100	18,403
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	1,100	19,503
Party City Holdco, Inc.* (Specialty Retail)	400	6,332
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	700	16,373
Paycom Software, Inc.* (Software)	400	15,204
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	500	30,170
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	500	5,280
PDL BioPharma, Inc. (Biotechnology)	2,300	10,534
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	200	2,558
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	900	30,762
Pegasystems, Inc. (Software)	500	13,945
Pendrell Corp.* (Professional Services)	3,600	2,412
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,100	19,646
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	1,400	866
Pennsylvania Real Estate Investment Trust (Real Estate Investment Trusts)	900	20,232
PennyMac Mortgage Investment Trust (Real Estate Investment Trusts)	1,000	14,620
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	4,000	4,480
Perficient, Inc.* (Internet Software & Services)	500	8,360
Performance Sports Group, Ltd.* (Leisure Products)	700	8,036
Pericom Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	400	6,980
Pernix Therapeutics Holdings, Inc.* (Pharmaceuticals)	1,000	2,810
PGT, Inc.* (Building Products)	700	8,442
PharMerica Corp.* (Health Care Providers & Services)	400	11,428
PHH Corp.* (Diversified Financial Services)	700	10,290
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,000	9,590
Physicians Realty Trust (Real Estate Investment Trusts)	1,000	15,980
PICO Holdings, Inc.* (Diversified Financial Services)	400	3,864
Piedmont Natural Gas Co., Inc. (Gas Utilities)	1,000	57,310
Pier 1 Imports, Inc. (Specialty Retail)	1,200	8,904
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	800	28,008
Pinnacle Financial Partners, Inc. (Banks)	500	26,310
Pioneer Energy Services Corp.* (Energy Equipment & Services)	1,100	2,541
Plantronics, Inc. (Communications Equipment)	500	26,810
Plexus Corp.* (Electronic Equipment, Instruments & Components)	400	13,848
Plug Power, Inc.* (Electrical Equipment)	2,900	6,989

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PMC-Sierra, Inc.* (Semiconductors & Semiconductor Equipment)	2,300	$27,416
PNM Resources, Inc. (Electric Utilities)	1,000	28,120
Polycom, Inc.* (Communications Equipment)	1,800	24,804
PolyOne Corp. (Chemicals)	1,100	36,784
Pool Corp. (Distributors)	500	40,770
Popeyes Louisiana Kitchen, Inc.* (Hotels, Restaurants & Leisure)	300	16,932
Portland General Electric Co. (Electric Utilities)	1,000	37,080
Portola Pharmaceuticals, Inc.* (Biotechnology)	600	28,566
Post Holdings, Inc.* (Food Products)	700	44,989
Potbelly Corp.* (Hotels, Restaurants & Leisure)	400	4,480
Potlatch Corp. (Real Estate Investment Trusts)	500	15,620
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	400	20,244
PowerSecure International, Inc.* (Electrical Equipment)	400	4,984
POZEN, Inc.* (Pharmaceuticals)	600	3,510
PRA Group, Inc.* (Consumer Finance)	600	32,880
Preferred Apartment Communities, Inc. - Class A (Real Estate Investment Trusts)	500	5,475
Premiere Global Services, Inc.* (Diversified Telecommunication Services)	800	10,944
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	700	34,307
Primerica, Inc. (Insurance)	600	28,578
Primoris Services Corp. (Construction & Engineering)	600	11,952
PrivateBancorp, Inc. (Banks)	1,000	41,830
Progenics Pharmaceuticals, Inc.* (Biotechnology)	1,200	8,808
Progress Software Corp.* (Software)	700	16,996
Proofpoint, Inc.* (Software)	500	35,220
PROS Holdings, Inc.* (Software)	400	9,608
Prosperity Bancshares, Inc. (Banks)	800	41,104
Prothena Corp. PLC* (Biotechnology)	400	20,604
Proto Labs, Inc.* (Machinery)	300	19,452
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	900	18,288
PTC Therapeutics, Inc.* (Biotechnology)	400	9,948
Qlik Technologies, Inc.* (Software)	1,100	34,507
QLogic Corp.* (Technology Hardware, Storage & Peripherals)	1,200	14,880
QTS Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	300	12,903
Quad/Graphics, Inc. (Commercial Services & Supplies)	500	6,450
Quality Systems, Inc. (Health Care Technology)	700	9,835
Qualys, Inc.* (Software)	300	10,596
Quanex Building Products Corp. (Building Products)	500	9,435
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	3,900	3,276
Quidel Corp.* (Health Care Equipment & Supplies)	400	7,688
QuinStreet, Inc.* (Internet Software & Services)	800	4,440
Quotient Technology, Inc.* (Internet Software & Services)	900	4,986
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,300	33,281
Radiant Logistics, Inc.* (Air Freight & Logistics)	600	2,382
Radius Health, Inc.* (Biotechnology)	400	25,692
RadNet, Inc.* (Health Care Providers & Services)	800	5,288
RAIT Financial Trust (Real Estate Investment Trusts)	1,300	6,305
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,500	15,480
Ramco-Gershenson Properties Trust (Real Estate Investment Trusts)	1,100	18,480
Raptor Pharmaceutical Corp.* (Biotechnology)	1,100	5,995
Raven Industries, Inc. (Industrial Conglomerates)	500	9,105
Rayonier Advanced Materials, Inc. (Chemicals)	600	5,532
RBC Bearings, Inc.* (Machinery)	300	20,517
RCS Capital Corp.* - Class A (Capital Markets)	900	682
Real Industry, Inc.* (Metals & Mining)	500	4,750
RealD, Inc.* (Electronic Equipment, Instruments & Components)	700	7,119
RealNetworks, Inc.* (Internet Software & Services)	700	2,716
RealPage, Inc.* (Software)	700	11,830
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,100	14,608
Regis Corp.* (Diversified Consumer Services)	600	9,912
Regulus Therapeutics, Inc.* (Biotechnology)	600	3,990
Relypsa, Inc.* (Pharmaceuticals)	400	6,396
Remy International, Inc. (Auto Components)	400	11,796
Renasant Corp. (Banks)	400	13,852
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	700	5,523
Rent-A-Center, Inc. (Specialty Retail)	700	12,873
Rentech, Inc.* (Chemicals)	400	2,340
Repligen Corp.* (Biotechnology)	400	13,296
Republic Airways Holdings, Inc.* (Airlines)	800	4,608
Resource Capital Corp. (Real Estate Investment Trusts)	500	6,420
Resources Connection, Inc. (Professional Services)	600	10,770
Restoration Hardware Holdings, Inc.* (Specialty Retail)	400	41,236

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Retail Opportunity Investments Corp. (Real Estate Investment Trusts)	1,200	$21,756
RetailMeNot, Inc.* (Internet Software & Services)	600	5,274
Retrophin, Inc.* (Biotechnology)	500	9,565
Rex Energy Corp.* (Oil, Gas & Consumable Fuels)	1,000	2,260
Rexford Industrial Realty, Inc. (Real Estate Investment Trusts)	800	12,120
Rexnord Corp.* (Machinery)	1,300	24,024
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,700	4,318
RingCentral, Inc.* - Class A (Software)	700	12,950
RLI Corp. (Insurance)	500	30,425
RLJ Lodging Trust (Real Estate Investment Trusts)	1,600	40,144
Roadrunner Transportation Systems, Inc.* (Road & Rail)	400	4,256
Rocket Fuel, Inc.* (Internet Software & Services)	600	2,760
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	700	8,106
Rofin-Sinar Technologies, Inc.* (Electronic Equipment, Instruments & Components)	400	11,584
Rouse Properties, Inc. (Real Estate Investment Trusts)	600	10,554
Rovi Corp.* (Software)	1,200	10,980
RPX Corp.* (Professional Services)	800	11,392
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	700	19,194
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	1,000	4,205
Ruby Tuesday, Inc.* (Hotels, Restaurants & Leisure)	1,100	5,753
Ruckus Wireless, Inc.* (Communications Equipment)	1,100	12,408
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	600	7,674
Rush Enterprises, Inc.* - Class A (Trading Companies & Distributors)	500	12,190
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	600	9,306
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	500	26,300
S&T Bancorp, Inc. (Banks)	500	15,940
Sabra Health Care REIT, Inc. (Real Estate Investment Trusts)	800	18,144
Safe Bulkers, Inc. (Marine)	1,100	3,388
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	400	6,724
Saia, Inc.* (Road & Rail)	400	9,444
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	800	4,760
Sanderson Farms, Inc. (Food Products)	300	20,853
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,400	2,740
Sandy Spring Bancorp, Inc. (Banks)	400	11,000
Sangamo BioSciences, Inc.* (Biotechnology)	1,000	7,050
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,100	22,737
Sapiens International Corp. N.V. (Software)	500	5,905
Sarepta Therapeutics, Inc.* (Biotechnology)	600	14,436
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	400	13,804
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	400	6,744
Scholastic Corp. (Media)	400	16,348
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	400	15,528
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	800	6,096
Science Applications International Corp. (IT Services)	600	27,516
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	700	7,763
SciQuest, Inc.* (Internet Software & Services)	500	5,930
Scorpio Bulkers, Inc.* (Marine)	3,500	4,900
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	2,300	20,976
SeaChange International, Inc.* (Software)	700	4,529
Seacoast Banking Corp. of Florida* (Banks)	400	6,192
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	100	1,508
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	900	17,937
Select Comfort Corp.* (Specialty Retail)	700	14,840
Select Income REIT (Real Estate Investment Trusts)	800	16,160
Select Medical Holdings Corp. (Health Care Providers & Services)	1,400	15,820
Selective Insurance Group, Inc. (Insurance)	700	25,543
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	500	22,775
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	900	15,750
Senomyx, Inc.* (Chemicals)	1,000	4,950
Sensient Technologies Corp. (Chemicals)	600	39,162
Sequenom, Inc.* (Life Sciences Tools & Services)	2,100	3,675
Sequential Brands Group, Inc.* (Textiles, Apparel & Luxury Goods)	400	5,004
ServiceSource International, Inc.* (IT Services)	1,100	4,697
ServisFirst Bancshares, Inc. (Banks)	300	12,714
Seventy Seven Energy, Inc.* (Energy Equipment & Services)	1,100	1,254
SFX Entertainment, Inc.* (Media)	1,100	1,023
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	400	18,716

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	800	$13,672
ShoreTel, Inc.* (Communications Equipment)	1,100	10,384
Shutterfly, Inc.* (Internet & Catalog Retail)	500	20,855
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	600	5,286
Silicon Graphics International Corp.* (Technology Hardware, Storage & Peripherals)	800	3,496
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	500	24,985
Silver Bay Realty Trust Corp. (Real Estate Investment Trusts)	600	9,720
Silver Spring Networks, Inc.* (Software)	600	7,866
Simmons First National Corp. - Class A (Banks)	400	20,616
Simpson Manufacturing Co., Inc. (Building Products)	600	22,788
Sinclair Broadcast Group, Inc. - Class A (Media)	800	24,008
Skullcandy, Inc.* (Household Durables)	600	3,360
SkyWest, Inc. (Airlines)	700	13,328
Smart & Final Stores, Inc.* (Food & Staples Retailing)	400	5,896
Smith & Wesson Holding Corp.* (Leisure Products)	800	14,288
Snyder’s-Lance, Inc. (Food Products)	600	21,324
Solazyme, Inc.* (Oil, Gas & Consumable Fuels)	1,600	5,248
Sonic Automotive, Inc. - Class A (Specialty Retail)	500	12,470
Sonic Corp. (Hotels, Restaurants & Leisure)	700	19,978
Sonus Networks, Inc.* (Communications Equipment)	900	5,949
Sorrento Therapeutics, Inc.* (Biotechnology)	500	4,320
Sotheby’s - Class A (Diversified Consumer Services)	800	27,720
South Jersey Industries, Inc. (Gas Utilities)	900	23,859
South State Corp. (Banks)	300	23,250
Southside Bancshares, Inc. (Banks)	400	10,760
Southwest Gas Corp. (Gas Utilities)	600	36,876
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	400	39,948
SpartanNash Co. (Food & Staples Retailing)	500	13,950
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,100	5,731
STAAR Surgical Co.* (Health Care Equipment & Supplies)	700	5,705
STAG Industrial, Inc. (Real Estate Investment Trusts)	900	18,468
Stage Stores, Inc. (Specialty Retail)	500	4,865
Starwood Waypoint Residential Trust (Real Estate Investment Trusts)	500	12,300
State Bank Financial Corp. (Banks)	500	10,700
State National Cos., Inc. (Insurance)	600	5,418
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,100	21,351
Stein Mart, Inc. (Specialty Retail)	600	5,316
STERIS Corp. (Health Care Equipment & Supplies)	700	52,465
Sterling Bancorp (Banks)	1,200	18,468
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	700	24,395
Stewart Information Services Corp. (Insurance)	300	12,051
Stifel Financial Corp.* (Capital Markets)	800	35,544
Stillwater Mining Co.* (Metals & Mining)	1,600	14,944
Stone Energy Corp.* (Oil, Gas & Consumable Fuels)	800	4,472
Stoneridge, Inc.* (Auto Components)	500	6,345
STORE Capital Corp. (Real Estate Investment Trusts)	500	11,335
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	700	17,850
Strategic Hotels & Resorts, Inc.* (Real Estate Investment Trusts)	3,400	47,940
Sucampo Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	400	7,744
Summit Hotel Properties, Inc. (Real Estate Investment Trusts)	1,200	15,696
Summit Materials, Inc.* - Class A (Construction Materials)	400	8,424
Sun Communities, Inc. (Real Estate Investment Trusts)	600	40,212
Sun Hydraulics Corp. (Machinery)	300	8,787
SunCoke Energy, Inc. (Metals & Mining)	900	4,464
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	2,600	37,596
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	500	14,105
Superior Industries International, Inc. (Auto Components)	400	7,872
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	500	8,250
SUPERVALU, Inc.* (Food & Staples Retailing)	3,300	21,681
Swift Transportation Co.* (Road & Rail)	1,100	17,193
Sykes Enterprises, Inc.* (Commercial Services & Supplies)	500	14,500
Symetra Financial Corp. (Insurance)	1,000	31,730
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	500	42,545
Synchronoss Technologies, Inc.* (Software)	500	17,590
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,400	8,974
Synergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1,400	15,666
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	400	35,376
Synta Pharmaceuticals Corp.* (Biotechnology)	2,000	1,340

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Syntel, Inc.* (IT Services)	400	$18,816
Take-Two Interactive Software, Inc.* (Software)	1,100	36,520
TAL International Group, Inc. (Trading Companies & Distributors)	500	8,480
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,100	9,548
Talmer Bancorp, Inc. - Class A (Banks)	800	13,456
Tangoe, Inc.* (Software)	600	4,968
TASER International, Inc.* (Aerospace & Defense)	700	16,387
Taylor Morrison Home Corp.* - Class A (Household Durables)	500	9,215
Team Health Holdings, Inc.* (Health Care Providers & Services)	900	53,703
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	500	36,395
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	1,300	9,932
TeleCommunication Systems, Inc.* - Class A (Software)	1,300	5,317
Teledyne Technologies, Inc.* (Aerospace & Defense)	400	35,692
Telenav, Inc.* (Software)	600	4,320
Teligent, Inc.* (Pharmaceuticals)	900	6,543
Tenneco, Inc.* (Auto Components)	700	39,613
Terreno Realty Corp. (Real Estate Investment Trusts)	600	13,428
TESARO, Inc.* (Biotechnology)	300	13,641
Tesco Corp. (Energy Equipment & Services)	700	5,600
Tessera Technologies, Inc. (Semiconductors & Semiconductor Equipment)	700	24,479
Tetra Tech, Inc. (Commercial Services & Supplies)	800	21,520
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,300	8,762
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	500	4,515
Texas Capital Bancshares, Inc.* (Banks)	600	33,120
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	900	30,915
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	300	5,868
TG Therapeutics, Inc.* (Biotechnology)	500	6,185
The Advisory Board Co.* (Professional Services)	500	21,915
The Andersons, Inc. (Food & Staples Retailing)	400	14,160
The Bancorp, Inc.* (Banks)	600	4,320
The Brink’s Co. (Commercial Services & Supplies)	600	18,588
The Buckle, Inc. (Specialty Retail)	400	14,176
The Cato Corp. - Class A (Specialty Retail)	400	15,104
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	600	28,920
The E.W. Scripps Co. - Class A (Media)	800	17,648
The Empire District Electric Co. (Electric Utilities)	600	13,530
The Ensign Group, Inc. (Health Care Providers & Services)	300	12,648
The Finish Line, Inc. - Class A (Specialty Retail)	600	11,178
The Fresh Market, Inc.* (Food & Staples Retailing)	600	14,952
The GEO Group, Inc. (Real Estate Investment Trusts)	900	29,043
The Greenbrier Cos., Inc. (Machinery)	400	15,216
The Hackett Group, Inc. (IT Services)	500	7,440
The KEYW Holding Corp.* (Aerospace & Defense)	600	4,278
The Laclede Group, Inc. (Gas Utilities)	500	29,285
The Medicines Co.* (Pharmaceuticals)	800	27,392
The Men’s Wearhouse, Inc. (Specialty Retail)	600	23,988
The New York Times Co. - Class A (Media)	1,800	23,904
The Pep Boys - Manny, Moe & Jack* (Specialty Retail)	800	12,032
The Rubicon Project, Inc.* (Software)	400	6,064
The Spectranetics Corp.* (Health Care Equipment & Supplies)	600	7,332
The St Joe Co.* (Real Estate Management & Development)	900	17,838
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,800	10,566
Theravance Biopharma, Inc.* (Pharmaceuticals)	500	7,475
Theravance, Inc. (Pharmaceuticals)	1,100	9,658
Thermon Group Holdings, Inc.* (Electrical Equipment)	500	10,055
Third Point Reinsurance, Ltd.* (Insurance)	1,100	15,037
Threshold Pharmaceuticals, Inc.* (Biotechnology)	1,300	4,953
Tidewater, Inc. (Energy Equipment & Services)	600	7,410
Tile Shop Holdings, Inc.* (Specialty Retail)	500	7,255
Time, Inc. (Media)	1,400	26,012
TimkenSteel Corp. (Metals & Mining)	500	5,320
Tiptree Financial, Inc. - Class A (Diversified Financial Services)	700	4,739
Titan International, Inc. (Machinery)	700	4,970
TiVo, Inc.* (Software)	1,300	11,804
TowneBank (Banks)	700	15,022
TransAtlantic Petroleum, Ltd.* (Oil, Gas & Consumable Fuels)	800	2,024
TransEnterix, Inc.* (Health Care Equipment & Supplies)	1,200	2,988
Travelport Worldwide, Ltd. (Internet & Catalog Retail)	1,400	18,970
Tredegar Corp. (Industrial Conglomerates)	400	5,704
TreeHouse Foods, Inc.* (Food Products)	500	42,820
Trevena, Inc.* (Biotechnology)	700	6,734
Trex Co., Inc.* (Building Products)	400	15,628
TRI Pointe Group, Inc.* (Household Durables)	2,000	25,960

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Triangle Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,000	$1,200
Tribune Publishing Co. (Media)	500	4,720
TriCo Bancshares (Banks)	400	10,544
TriMas Corp.* (Machinery)	600	12,006
TriNet Group, Inc.* (Professional Services)	600	11,388
Triple-S Management Corp.* (Health Care Providers & Services)	400	8,236
Tronox, Ltd. (Chemicals)	900	5,589
Trovagene, Inc.* (Biotechnology)	500	2,155
TrueBlue, Inc.* (Professional Services)	600	17,382
TrueCar, Inc.* (Internet Software & Services)	800	4,912
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,400	8,722
Trustmark Corp. (Banks)	900	21,627
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	900	6,570
Tuesday Morning Corp.* (Multiline Retail)	700	3,787
Tumi Holdings, Inc.* (Textiles, Apparel & Luxury Goods)	800	12,824
Tutor Perini Corp.* (Construction & Engineering)	500	8,390
Tyler Technologies, Inc.* (Software)	400	68,144
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	700	12,642
Ubiquiti Networks, Inc.* (Communications Equipment)	400	11,672
UIL Holdings Corp. (Electric Utilities)	700	35,693
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	700	3,416
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,900	10,412
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	400	39,740
Ultratech, Inc.* (Semiconductors & Semiconductor Equipment)	400	6,252
UMB Financial Corp. (Banks)	500	24,540
UMH Properties, Inc. (Real Estate Investment Trusts)	500	4,945
Umpqua Holdings Corp. (Banks)	2,700	45,090
Unilife Corp.* (Health Care Equipment & Supplies)	2,400	1,809
Union Bankshares Corp. (Banks)	600	15,030
Unisys Corp.* (IT Services)	700	9,380
Unit Corp.* (Energy Equipment & Services)	700	8,827
United Bankshares, Inc. (Banks)	900	35,595
United Community Banks, Inc. (Banks)	700	14,112
United Community Financial Corp. (Thrifts & Mortgage Finance)	1,000	5,480
United Development Funding IV (Real Estate Investment Trusts)	500	8,600
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	700	9,086
United Natural Foods, Inc.* (Food & Staples Retailing)	600	30,270
Universal American Corp. (Health Care Providers & Services)	800	5,968
Universal Corp. (Tobacco)	300	16,203
Universal Display Corp.* (Electronic Equipment, Instruments & Components)	500	17,155
Universal Insurance Holdings, Inc. (Insurance)	500	15,775
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	2,500	2,800
Urban Edge Properties (Real Estate Investment Trusts)	1,100	26,114
Urstadt Biddle Properties, Inc. - Class A (Real Estate Investment Trusts)	400	8,040
UTi Worldwide, Inc.* (Air Freight & Logistics)	1,300	9,269
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	400	45,668
Valley National Bancorp (Banks)	2,900	30,450
Vanda Pharmaceuticals, Inc.* (Biotechnology)	700	7,518
VASCO Data Security International, Inc.* (Software)	400	7,604
Vector Group, Ltd. (Tobacco)	1,000	24,250
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	500	9,010
Verastem, Inc.* (Biotechnology)	700	1,288
Verint Systems, Inc.* (Software)	700	33,306
Versartis, Inc.* (Biotechnology)	400	4,132
ViaSat, Inc.* (Communications Equipment)	500	32,980
Violin Memory, Inc.* (Technology Hardware, Storage & Peripherals)	2,000	3,220
Virgin America, Inc.* (Airlines)	400	14,244
VirnetX Holding Corp.* (Software)	1,100	4,180
Virtusa Corp.* (IT Services)	400	22,972
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,800	19,080
Vitamin Shoppe, Inc.* (Specialty Retail)	400	11,476
VIVUS, Inc.* (Pharmaceuticals)	2,200	2,772
Vocera Communications, Inc.* (Health Care Technology)	500	5,885
Vonage Holdings Corp.* (Diversified Telecommunication Services)	2,600	15,782
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	800	2,608
Wabash National Corp.* (Machinery)	1,000	11,970
WageWorks, Inc.* (Professional Services)	500	24,010
Walker & Dunlop, Inc.* (Thrifts & Mortgage Finance)	400	11,604
Walter Investment Management Corp.* (Thrifts & Mortgage Finance)	500	5,980
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,200	29,928
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	900	24,309
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	500	6,660
Watts Water Technologies, Inc. - Class A (Machinery)	400	21,776

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wausau Paper Corp. (Paper & Forest Products)	700	$7,147
Web.com Group, Inc.* (Internet Software & Services)	600	14,082
WebMD Health Corp.* (Internet Software & Services)	500	20,330
Webster Financial Corp. (Banks)	1,100	40,810
Weight Watchers International, Inc.* (Diversified Consumer Services)	800	12,304
WellCare Health Plans, Inc.* (Health Care Providers & Services)	500	44,300
Werner Enterprises, Inc. (Road & Rail)	600	15,876
WesBanco, Inc. (Banks)	500	16,325
Wesco Aircraft Holdings, Inc.* (Transportation Infrastructure)	900	11,214
West Corp. (Commercial Services & Supplies)	700	16,667
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	900	54,009
Westamerica Bancorp (Banks)	300	13,263
Western Alliance Bancorp* (Banks)	1,000	35,750
Western Asset Mortgage Capital Corp. (Real Estate Investment Trusts)	600	6,852
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	900	37,458
WGL Holdings, Inc. (Gas Utilities)	600	37,338
Whitestone REIT (Real Estate Investment Trusts)	400	4,944
Wilshire Bancorp, Inc. (Banks)	1,000	10,690
Windstream Holdings, Inc. (Diversified Telecommunication Services)	1,500	9,765
Winnebago Industries, Inc. (Automobiles)	400	8,396
Wintrust Financial Corp. (Banks)	600	30,294
WisdomTree Investments, Inc. (Capital Markets)	1,400	26,922
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,300	24,141
Woodward, Inc. (Machinery)	800	36,400
World Wrestling Entertainment, Inc. - Class A (Media)	500	8,915
Worthington Industries, Inc. (Metals & Mining)	600	18,420
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	500	9,665
WSFS Financial Corp. (Thrifts & Mortgage Finance)	400	12,708
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	900	6,246
Xencor, Inc.* (Biotechnology)	400	4,332
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	1,400	24,276
XenoPort, Inc.* (Pharmaceuticals)	1,100	6,721
XO Group, Inc.* (Internet Software & Services)	500	7,565
XOMA Corp.* (Biotechnology)	1,600	1,952
Xoom Corp.* (Internet Software & Services)	500	12,470
XPO Logistics, Inc.* (Air Freight & Logistics)	900	24,984
Xura, Inc.* (Software)	400	10,352
Yadkin Financial Corp. (Banks)	400	9,420
YRC Worldwide, Inc.* (Road & Rail)	600	10,956
ZAGG, Inc.* (Household Durables)	600	5,088
Zeltiq Aesthetics, Inc.* (Health Care Equipment & Supplies)	700	23,618
Zendesk, Inc.* (Software)	700	14,084
ZIOPHARM Oncology, Inc.* (Biotechnology)	900	10,251
Zix Corp.* (Software)	1,800	9,324
Zoe’s Kitchen, Inc.* (Hotels, Restaurants & Leisure)	400	13,772
Zogenix, Inc.* (Pharmaceuticals)	400	4,716
ZS Pharma, Inc.* (Pharmaceuticals)	1,600	104,016
Zumiez, Inc.* (Specialty Retail)	800	13,984
TOTAL COMMON STOCKS (Cost $13,740,506)		19,585,642
Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	2,635	—
Leap Wireless International, Inc.*+(b)^ (Wireless Telecommunication Services)	1,900	4,788
Trius Therapeutics, Inc.*+(a)^ (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		4,788
Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil, Gas & Consumable Fuels)	406	—
TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(45.9%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $20,388,056	$20,388,000	20,388,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,388,000)		20,388,000
TOTAL INVESTMENT SECURITIES (Cost $34,133,294) - 89.9%		39,978,430
Net other assets (liabilities) - 10.1%		4,484,220

NET ASSETS - 100.0%		$44,462,650

§                             Amount is less than $0.50.

+                             These securities were fair valued based on procedures approved by the Board of Trustees.  As of October 31, 2015, these securities represented less than 0.011% of the net assets of the fund.

*                             Non-income producing security

See accompanying notes to schedules of portfolio investments.

^                              The Advisor has deemed this security to be illiquid. As of October 31, 2015, these securities represented 0.011% of the net assets of the fund.

(a)                   Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $7,736,000.

(d)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	38	12/21/15	$4,398,880	$60,547

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	11/27/15	(0.44)%	$13,315,884	$164,411
Russell 2000 Index	Goldman Sachs International	11/27/15	0.06%	21,597,725	274,230
				34,913,609	438,641

iShares Russell 2000 ETF	UBS AG	11/27/15	(0.14)%	13,510,195	187,593
Russell 2000 Index	UBS AG	11/27/15	0.01%	16,349,635	235,319
				29,859,830	422,912
				$64,773,439	$861,553

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$251,835	0.6%
Air Freight & Logistics	104,489	0.2%
Airlines	56,470	0.1%
Auto Components	224,944	0.5%
Automobiles	8,396	NM
Banks	1,687,011	3.7%
Beverages	3,120	NM
Biotechnology	1,170,202	2.6%
Building Products	171,584	0.4%
Capital Markets	223,905	0.5%
Chemicals	337,959	0.8%
Commercial Services & Supplies	388,091	0.9%
Communications Equipment	348,763	0.8%
Construction & Engineering	160,456	0.4%
Construction Materials	28,974	0.1%
Consumer Finance	111,284	0.3%
Containers & Packaging	66,256	0.1%
Distributors	65,157	0.1%
Diversified Consumer Services	235,562	0.5%
Diversified Financial Services	91,657	0.2%
Diversified Telecommunication Services	160,942	0.4%
Electric Utilities	261,729	0.6%
Electrical Equipment	161,434	0.4%
Electronic Equipment, Instruments & Components	490,865	1.1%
Energy Equipment & Services	180,616	0.4%
Food & Staples Retailing	154,019	0.3%
Food Products	268,867	0.6%
Gas Utilities	272,812	0.6%
Health Care Equipment & Supplies	636,506	1.4%
Health Care Providers & Services	495,946	1.1%
Health Care Technology	91,430	0.2%
Hotels, Restaurants & Leisure	575,460	1.3%
Household Durables	216,157	0.5%
Household Products	26,611	0.1%
Independent Power and Renewable Electricity Producers	103,617	0.2%
Industrial Conglomerates	43,281	0.1%
Insurance	443,454	1.0%
Internet & Catalog Retail	110,465	0.2%
Internet Software & Services	479,936	1.1%
IT Services	521,410	1.2%
Leisure Products	45,554	0.1%
Life Sciences Tools & Services	117,454	0.3%
Machinery	472,274	1.1%
Marine	45,580	0.1%
Media	350,507	0.8%
Metals & Mining	145,936	0.3%
Multiline Retail	87,627	0.2%
Multi-Utilities	87,062	0.2%
Oil, Gas & Consumable Fuels	463,039	1.0%
Paper & Forest Products	104,993	0.2%
Personal Products	6,270	NM
Pharmaceuticals	439,058	1.0%
Professional Services	291,563	0.7%
Real Estate Investment Trusts	1,995,248	4.4%
Real Estate Management & Development	78,396	0.2%
Road & Rail	113,950	0.3%
Semiconductors & Semiconductor Equipment	762,257	1.7%
Software	971,737	2.2%
Specialty Retail	597,598	1.3%
Technology Hardware, Storage & Peripherals	159,922	0.4%
Textiles, Apparel & Luxury Goods	159,185	0.4%
Thrifts & Mortgage Finance	419,703	0.9%
Tobacco	40,453	0.1%
Trading Companies & Distributors	127,236	0.3%
Transportation Infrastructure	11,214	NM
Water Utilities	36,027	0.1%
Wireless Telecommunication Services	28,915	0.1%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Other **	24,872,220	56.0%
Total	$44,462,650	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (50.0%)
3M Co. (Industrial Conglomerates)	6,048	$950,806
American Express Co. (Consumer Finance)	6,048	443,076
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,048	722,736
Caterpillar, Inc. (Machinery)	6,048	441,444
Chevron Corp. (Oil, Gas & Consumable Fuels)	6,048	549,642
Cisco Systems, Inc. (Communications Equipment)	6,048	174,485
E.I. du Pont de Nemours & Co. (Chemicals)	6,048	383,443
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,048	500,412
General Electric Co. (Industrial Conglomerates)	6,048	174,908
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,048	204,785
International Business Machines Corp. (IT Services)	6,048	847,203
Johnson & Johnson (Pharmaceuticals)	6,048	611,030
JPMorgan Chase & Co. (Banks)	6,048	388,584
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,048	678,888
Merck & Co., Inc. (Pharmaceuticals)	6,048	330,584
Microsoft Corp. (Software)	6,048	318,367
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,048	792,469
Pfizer, Inc. (Pharmaceuticals)	6,048	204,543
The Boeing Co. (Aerospace & Defense)	6,048	895,527
The Coca-Cola Co. (Beverages)	6,048	256,133
The Goldman Sachs Group, Inc. (Capital Markets)	6,048	1,134,000
The Home Depot, Inc. (Specialty Retail)	6,048	747,775
The Procter & Gamble Co. (Household Products)	6,048	461,946
The Travelers Cos., Inc. (Insurance)	6,048	682,759
The Walt Disney Co. (Media)	6,048	687,900
United Technologies Corp. (Aerospace & Defense)	6,048	595,184
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,048	712,333
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,048	283,530
Visa, Inc. - Class A (IT Services)	6,048	469,204
Wal-Mart Stores, Inc. (Food & Staples Retailing)	6,048	346,188
TOTAL COMMON STOCKS (Cost $9,999,485)		15,989,884

	Principal Amount	Value
Repurchase Agreements(a)(b)(49.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $15,805,043	$15,805,000	15,805,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,805,000)		15,805,000

TOTAL INVESTMENT SECURITIES (Cost $25,804,485) - 99.3%		31,794,884
Net other assets (liabilities) - 0.7%		237,242

NET ASSETS - 100.0%		$32,032,126

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $6,251,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	7	12/21/15	$615,475	$41,721

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	11/27/15	0.76%	$13,813,200	$67,783
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/27/15	0.58%	7,641,180	35,098
				21,454,380	$102,881

Dow Jones Industrial Average	UBS AG	11/27/15	0.51%	16,692,650	76,061
SPDR Dow Jones Industrial Average ETF	UBS AG	11/27/15	0.46%	9,472,740	43,605
				26,165,390	119,666

				$47,619,770	$222,547

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraDow 30 ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$1,490,711	4.9%
Banks	388,584	1.2%
Beverages	256,133	0.8%
Capital Markets	1,134,000	3.5%
Chemicals	383,443	1.2%
Communications Equipment	174,485	0.5%
Consumer Finance	443,076	1.4%
Diversified Telecommunication Services	283,530	0.9%
Food & Staples Retailing	346,188	1.1%
Health Care Providers & Services	712,333	2.2%
Hotels, Restaurants & Leisure	678,888	2.1%
Household Products	461,946	1.4%
Industrial Conglomerates	1,125,714	3.5%
Insurance	682,759	2.1%
IT Services	1,316,408	4.1%
Machinery	441,444	1.4%
Media	687,900	2.1%
Oil, Gas & Consumable Fuels	1,050,054	3.3%
Pharmaceuticals	1,146,156	3.6%
Semiconductors & Semiconductor Equipment	204,785	0.6%
Software	318,367	1.0%
Specialty Retail	747,775	2.3%
Technology Hardware, Storage & Peripherals	722,736	2.3%
Textiles, Apparel & Luxury Goods	792,469	2.5%
Other **	16,042,242	50.0%
Total	$32,032,126	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (60.9%)
Activision Blizzard, Inc. (Software)	22,052	$766,528
Adobe Systems, Inc.* (Software)	15,096	1,338,411
Akamai Technologies, Inc.* (Internet Software & Services)	5,328	324,049
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,808	1,198,208
Alphabet, Inc.* - Class A (Internet Software & Services)	8,732	6,438,889
Alphabet, Inc.* - Class C (Internet Software & Services)	10,360	7,363,991
Amazon.com, Inc.* (Internet & Catalog Retail)	14,208	8,892,788
American Airlines Group, Inc. (Airlines)	20,276	937,156
Amgen, Inc. (Biotechnology)	22,940	3,628,650
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	9,472	569,457
Apple, Inc. (Technology Hardware, Storage & Peripherals)	172,420	20,604,189
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	36,260	608,080
Autodesk, Inc.* (Software)	6,808	375,734
Automatic Data Processing, Inc. (IT Services)	14,060	1,223,079
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	7,844	965,832
Baidu, Inc.*ADR (Internet Software & Services)	8,436	1,581,497
Bed Bath & Beyond, Inc.* (Specialty Retail)	5,180	308,883
Biogen, Inc.* (Biotechnology)	7,104	2,063,783
BioMarin Pharmaceutical, Inc.* (Biotechnology)	4,884	571,623
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	16,872	867,221
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	4,292	297,779
CA, Inc. (Software)	13,320	369,097
Celgene Corp.* (Biotechnology)	23,976	2,942,095
Cerner Corp.* (Health Care Technology)	10,360	686,764
Charter Communications, Inc.* - Class A (Media)	3,404	649,960
Check Point Software Technologies, Ltd.* (Software)	5,476	465,131
Cisco Systems, Inc. (Communications Equipment)	153,772	4,436,323
Citrix Systems, Inc.* (Software)	4,884	400,976
Cognizant Technology Solutions Corp.* (IT Services)	18,500	1,260,036
Comcast Corp. - Class A (Media)	63,936	4,003,672
Comcast Corp. - Class A (Media)	11,100	696,081
Costco Wholesale Corp. (Food & Staples Retailing)	13,320	2,106,158
Discovery Communications, Inc.* - Class A (Media)	4,588	135,071
Discovery Communications, Inc.* - Class C (Media)	8,288	228,086
DISH Network Corp.* - Class A (Media)	6,808	428,700
Dollar Tree, Inc.* (Multiline Retail)	7,104	465,241
eBay, Inc.* (Internet Software & Services)	36,852	1,028,171
Electronic Arts, Inc.* (Software)	9,472	682,647
Expeditors International of Washington, Inc. (Air Freight & Logistics)	5,772	287,388
Express Scripts Holding Co.* (Health Care Providers & Services)	20,424	1,764,225
Facebook, Inc.* - Class A (Internet Software & Services)	68,376	6,972,301
Fastenal Co. (Trading Companies & Distributors)	8,732	341,945
Fiserv, Inc.* (IT Services)	7,104	685,607
Garmin, Ltd. (Household Durables)	5,772	204,733
Gilead Sciences, Inc. (Biotechnology)	44,400	4,800,973
Henry Schein, Inc.* (Health Care Providers & Services)	2,516	381,702
Illumina, Inc.* (Life Sciences Tools & Services)	4,440	636,163
Incyte Corp.* (Biotechnology)	5,476	643,594
Intel Corp. (Semiconductors & Semiconductor Equipment)	143,708	4,865,953
Intuit, Inc. (Software)	8,288	807,500
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,184	587,974
JD.com, Inc.*ADR (Internet & Catalog Retail)	24,568	678,568
Keurig Green Mountain, Inc. (Food Products)	4,588	232,841
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	4,736	317,880
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,736	362,730
Liberty Global PLC* - Class A (Media)	7,696	342,626
Liberty Global PLC* - Class C (Media)	18,500	788,840
Liberty Interactive Corp.* (Internet & Catalog Retail)	13,024	356,467
Liberty LiLAC Group* - Class A (Media)	444	17,147
Liberty LiLAC Group* - Class C (Media)	888	34,330
Liberty Media Corp.* (Media)	3,108	126,682
Liberty Media Corp.* - Class C (Media)	6,808	266,533
Liberty Ventures* (Internet & Catalog Retail)	4,144	180,554
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	7,252	322,134
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	7,992	613,626
Mattel, Inc. (Leisure Products)	10,212	251,011
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	32,708	541,644
Microsoft Corp. (Software)	241,832	12,730,037
Mondelez International, Inc. - Class A (Food Products)	48,692	2,247,623
Monster Beverage Corp.* (Beverages)	6,216	847,365
Mylan NV* (Pharmaceuticals)	14,800	652,532

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	9,028	$306,952
Netflix, Inc.* (Internet & Catalog Retail)	12,876	1,395,501
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,280	461,864
NXP Semiconductors N.V.* (Semiconductors & Semiconductor Equipment)	7,548	591,386
O’Reilly Automotive, Inc.* (Specialty Retail)	2,960	817,730
PACCAR, Inc. (Machinery)	10,804	568,831
Paychex, Inc. (IT Services)	10,952	564,904
QUALCOMM, Inc. (Communications Equipment)	47,508	2,822,925
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	1,732,368
Ross Stores, Inc. (Specialty Retail)	12,432	628,811
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	6,216	478,632
SBA Communications Corp.* - Class A (Wireless Telecommunication Services)	3,848	457,989
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	9,176	349,239
Sirius XM Holdings, Inc.* (Media)	161,024	656,978
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	5,772	445,829
Staples, Inc. (Specialty Retail)	19,388	251,850
Starbucks Corp. (Hotels, Restaurants & Leisure)	44,844	2,805,888
Stericycle, Inc.* (Commercial Services & Supplies)	2,516	305,367
Symantec Corp. (Software)	20,720	426,832
Tesla Motors, Inc.* (Automobiles)	3,996	826,892
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	31,080	1,762,858
The Kraft Heinz Co. (Food Products)	36,704	2,861,811
The Priceline Group, Inc.* (Internet & Catalog Retail)	1,480	2,152,275
Tractor Supply Co. (Specialty Retail)	4,144	382,864
TripAdvisor, Inc.* (Internet & Catalog Retail)	3,996	334,785
Twenty-First Century Fox, Inc. - Class A (Media)	36,852	1,130,988
Twenty-First Century Fox, Inc. - Class B (Media)	24,124	744,949
Verisk Analytics, Inc.* - Class A (Professional Services)	5,032	360,342
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,400	923,076
Viacom, Inc. - Class B (Media)	10,508	518,149
VimpelCom, Ltd.ADR (Wireless Telecommunication Services)	53,132	200,839
Vodafone Group PLCADR (Wireless Telecommunication Services)	11,988	395,244
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	33,004	2,794,779
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	6,956	464,800
Whole Foods Market, Inc. (Food & Staples Retailing)	10,804	323,688
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	3,108	217,405
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	7,844	373,531
Yahoo!, Inc.* (Internet Software & Services)	28,416	1,012,178
TOTAL COMMON STOCKS (Cost $60,796,021)		160,652,593

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.9%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $94,589,259	$94,589,000	94,589,000

TOTAL REPURCHASE AGREEMENTS (Cost $94,589,000)		94,589,000

TOTAL INVESTMENT SECURITIES (Cost $155,385,021) - 96.8%		255,241,593
Net other assets (liabilities) - 3.2%		8,498,778

NET ASSETS - 100.0%		$263,740,371

*                                Non-income producing security

(a)                      A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $40,011,000.

(b)                      The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                 American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	643	12/21/15	$59,689,690	$5,090,715

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/27/15	0.66%	$102,282,845	$212,983
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	11/27/15	0.46%	50,156,268	97,588
				152,439,113	$310,571

NASDAQ-100 Index	UBS AG	11/27/15	0.51%	98,597,801	145,108
PowerShares QQQ Trust, Series 1 ETF	UBS AG	11/27/15	0.46%	56,607,176	89,409
				155,204,977	234,517

				$307,644,090	$545,088

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraNASDAQ-100 ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Air Freight & Logistics	$585,167	0.2%
Airlines	937,157	0.4%
Automobiles	826,892	0.3%
Beverages	847,365	0.3%
Biotechnology	18,504,369	7.0%
Commercial Services & Supplies	305,367	0.1%
Communications Equipment	7,259,248	2.8%
Food & Staples Retailing	5,224,625	2.0%
Food Products	5,342,275	2.0%
Health Care Equipment & Supplies	587,974	0.2%
Health Care Providers & Services	2,145,927	0.8%
Health Care Technology	686,764	0.3%
Hotels, Restaurants & Leisure	3,636,919	1.4%
Household Durables	204,733	0.1%
Internet & Catalog Retail	13,990,937	5.3%
Internet Software & Services	24,721,077	9.4%
IT Services	3,733,626	1.4%
Leisure Products	251,011	0.1%
Life Sciences Tools & Services	636,163	0.2%
Machinery	568,831	0.2%
Media	10,768,792	4.1%
Multiline Retail	465,241	0.2%
Pharmaceuticals	652,532	0.2%
Professional Services	360,342	0.1%
Semiconductors & Semiconductor Equipment	13,056,399	5.0%
Software	18,362,893	7.0%
Specialty Retail	2,390,138	0.9%
Technology Hardware, Storage & Peripherals	22,203,812	8.4%
Trading Companies & Distributors	341,945	0.1%
Wireless Telecommunication Services	1,054,072	0.4%
Other **	103,087,778	39.1%
Total	$263,740,371	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $7,805,021	$7,805,000	$7,805,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,805,000)		7,805,000

TOTAL INVESTMENT SECURITIES (Cost $7,805,000) - 101.3%		7,805,000
Net other assets (liabilities) - (1.3)%		(98,702)

NET ASSETS - 100.0%		$7,706,298

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $601,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	11/27/15	0.46%	$369,554	$(1,132)
MSCI EAFE Index	UBS AG	11/27/15	0.96%	15,065,749	(41,135)
				$15,435,303	$(42,267)

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (76.2%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors & Semiconductor Equipment)	11,700	$67,158
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	10,530	882,729
Ambev S.A.ADR (Beverages)	41,067	199,995
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	15,795	281,309
Baidu, Inc.*ADR (Internet Software & Services)	2,574	482,548
BRF S.A.ADR (Food Products)	6,084	93,268
Cemex S.A.B. de C.V.*ADR (Construction Materials)	12,519	78,995
China Life Insurance Co., Ltd.ADR (Insurance)	13,923	251,449
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	10,296	620,952
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,340	168,667
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,287	67,310
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	5,382	66,091
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,510	107,546
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	1,521	172,908
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	1,287	119,652
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	819	53,063
Embraer S.A.ADR (Aerospace & Defense)	1,521	44,672
Enersis S.A.ADR (Electric Utilities)	3,627	48,058
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,287	127,529
Grupo Televisa S.A.B.ADR (Media)	4,095	119,328
HDFC Bank, Ltd.ADR (Banks)	3,861	236,062
ICICI Bank, Ltd.ADR (Banks)	13,221	113,965
Infosys Technologies, Ltd.ADR (IT Services)	18,603	337,830
JD.com, Inc.*ADR (Internet & Catalog Retail)	8,190	226,208
KB Financial Group, Inc.ADR (Banks)	3,627	114,359
Korea Electric Power Corp.ADR (Electric Utilities)	4,797	107,453
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	4,095	38,903
Netease.com, Inc.ADR (Internet Software & Services)	702	101,460
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	1,989	156,395
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	13,923	67,944
POSCOADR (Metals & Mining)	3,042	121,771
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,340	93,038
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	936	53,436
Sasol, Ltd.ADR (Oil, Gas & Consumable Fuels)	4,680	150,509
Shinhan Financial Group Co., Ltd.ADR (Banks)	4,446	170,504
Siliconware Precision Industries Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	5,850	39,137
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	3,276	77,183
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	34,866	765,656
Tata Motors, Ltd.*ADR (Automobiles)	1,872	55,355
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	4,095	70,885
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	22,230	41,126
Vale S.A.ADR (Metals & Mining)	14,157	61,725
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	2,925	60,021
Wipro, Ltd.ADR (IT Services)	5,499	68,078
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	1,755	37,487
TOTAL COMMON STOCKS (Cost $5,252,679)		7,419,717

Preferred Stocks (5.3%)
Banco Bradesco S.A.ADR (Banks)	23,517	127,932
Itau Unibanco Holding S.A.ADR (Banks)	28,314	193,952
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	19,071	76,093
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	4,446	46,061
Vale S.A.ADR (Metals & Mining)	18,954	68,234
TOTAL PREFERRED STOCKS (Cost $595,456)		512,272

	Principal Amount	Value
Repurchase Agreements(a)(b)(20.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $1,990,005	$1,990,000	1,990,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,990,000)		1,990,000
TOTAL INVESTMENT SECURITIES (Cost $7,838,135) - 102.0%		9,921,989
Net other assets (liabilities) - (2.0)%		(197,448)

NET ASSETS - 100.0%		$9,724,541

*                             Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $423,000.

See accompanying notes to schedules of portfolio investments.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/27/15	0.61%	$9,757,912	$22,305
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/27/15	0.41%	1,765,696	4,391
				$11,523,608	$26,696

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$44,672	0.5%
Automobiles	55,355	0.6%
Banks	956,773	9.8%
Beverages	327,525	3.4%
Construction Materials	78,995	0.8%
Diversified Telecommunication Services	380,046	3.9%
Electric Utilities	155,511	1.6%
Electronic Equipment, Instruments & Components	38,903	0.4%
Food Products	93,268	1.0%
Insurance	251,449	2.6%
Internet & Catalog Retail	405,881	4.2%
Internet Software & Services	1,520,175	15.5%
IT Services	405,908	4.2%
Media	119,328	1.2%
Metals & Mining	251,730	2.6%
Oil, Gas & Consumable Fuels	900,887	9.3%
Pharmaceuticals	53,063	0.5%
Semiconductors & Semiconductor Equipment	913,077	9.4%
Wireless Telecommunication Services	979,443	10.0%
Other **	1,792,552	18.5%
Total	$9,724,541	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2015:

	Value	% of Net Assets
Argentina	$37,487	0.4%
Brazil	1,050,760	10.8%
Chile	48,058	0.5%
China	2,808,874	28.8%
Hong Kong	620,952	6.4%
India	864,353	8.9%
Indonesia	93,038	1.0%
Mexico	607,161	6.2%
South Africa	150,509	1.5%
South Korea	630,173	6.5%
Taiwan	1,020,624	10.5%
Other **	1,792,552	18.5%
Total	$9,724,541	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (56.9%)
Ambev S.A.ADR (Beverages)	147,258	$717,146
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	56,762	1,010,931
Banco de ChileADR (Banks)	1,616	102,503
Banco Macro S.A.*ADR (Banks)	1,313	81,051
Banco Santander ChileADR (Banks)	5,555	105,489
Bancolombia S.A.ADR (Banks)	3,939	136,368
BRF S.A.ADR (Food Products)	17,372	266,313
Cemex S.A.B. de C.V.*ADR (Construction Materials)	42,319	267,033
Cencosud S.A.ADR (Food & Staples Retailing)	13,938	91,712
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,717	131,660
CPFL Energia S.A.*ADR (Electric Utilities)	11,009	88,182
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	8,888	82,836
Embraer S.A.ADR (Aerospace & Defense)	5,656	166,117
Empresa Nacional de Electricidad S.A.ADR (Independent Power and Renewable Electricity Producers)	3,838	145,000
Enersis S.A.ADR (Electric Utilities)	13,231	175,311
Fibria Celulose S.A.ADR (Paper & Forest Products)	7,878	106,511
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,737	370,299
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,111	101,179
Grupo Aeroportuario del Surest S.A.B. de C. V.ADR (Transportation Infrastructure)	707	109,401
Grupo Aval Acciones y Valores S.A.ADR (Banks)	7,676	61,485
Grupo Financiero Galicia S.A.ADR (Banks)	3,737	99,965
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	11,009	100,732
Grupo Televisa S.A.B.ADR (Media)	18,887	550,367
Latam Airlines Group S.A.*ADR (Airlines)	12,827	70,677
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	51,005	248,904
Tim Participacoes S.A.ADR (Wireless Telecommunication Services)	5,858	65,082
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	14,847	257,002
Vale S.A.ADR (Metals & Mining)	51,813	225,905
YPF S.A.ADR (Oil, Gas & Consumable Fuels)	6,767	144,543
TOTAL COMMON STOCKS (Cost $4,774,212)		6,079,704

Preferred Stocks (18.1%)
Banco Bradesco S.A.ADR (Banks)	84,537	459,881
Companhia Brasileira de DistribuicaoADR (Food & Staples Retailing)	5,858	76,916
Itau Unibanco Holding S.A.ADR (Banks)	101,606	696,001
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	69,791	278,466
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	16,261	168,464
Vale S.A.ADR (Metals & Mining)	69,286	249,430
TOTAL PREFERRED STOCKS (Cost $1,917,371)		1,929,158

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $2,710,007	$2,710,000	2,710,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,710,000)		2,710,000

TOTAL INVESTMENT SECURITIES (Cost $9,401,583) - 100.4%		10,718,862
Net other assets (liabilities) - (0.4)%		(43,872)

NET ASSETS - 100.0%		$10,674,990

*                             Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $457,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/27/15	0.61%	$2,333,390	$18,221
BNY Mellon Latin America 35 ADR Index	UBS AG	11/27/15	0.51%	11,015,590	81,844
				$13,348,980	$100,065

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraLatin America ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$166,117	1.6%
Airlines	70,677	0.7%
Banks	1,843,475	17.3%
Beverages	1,219,105	11.3%
Construction Materials	267,033	2.5%
Diversified Telecommunication Services	168,464	1.6%
Electric Utilities	263,493	2.5%
Food & Staples Retailing	168,628	1.6%
Food Products	266,313	2.5%
Independent Power and Renewable Electricity Producers	145,000	1.4%
Media	550,367	5.1%
Metals & Mining	475,334	4.5%
Oil, Gas & Consumable Fuels	1,011,751	9.4%
Paper & Forest Products	106,511	1.0%
Transportation Infrastructure	210,580	2.0%
Wireless Telecommunication Services	1,076,014	10.0%
Other **	2,666,128	25.0%
Total	$10,674,990	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2015:

	Value	% of Net Assets
Argentina	$325,559	3.0%
Brazil	4,070,320	38.2%
Chile	690,692	6.5%
Colombia	280,689	2.6%
Mexico	2,641,602	24.7%
Other **	2,666,128	25.0%
Total	$10,674,990	100.0%

**        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (80.8%)
21Vianet Group, Inc.*ADR (Internet Software & Services)	8,510	$170,540
500.com, Ltd.*ADR - Class A (Hotels, Restaurants & Leisure)	5,750	116,725
58.com, Inc.*ADR (Internet Software & Services)	2,760	144,872
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	19,780	1,658,157
Aluminum Corp. of China, Ltd.*ADR (Metals & Mining)	20,585	165,298
Autohome, Inc.*ADR (Internet Software & Services)	5,635	203,649
Baidu, Inc.*ADR (Internet Software & Services)	6,440	1,207,307
Bitauto Holdings, Ltd.*ADR (Internet Software & Services)	5,520	176,088
Bona Film Group, Ltd.*ADR (Media)	7,705	94,772
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	5,635	181,222
China Life Insurance Co., Ltd.ADR (Insurance)	44,620	805,837
China Lodging Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	4,945	144,987
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	20,240	1,220,674
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	9,315	671,424
China Southern Airlines Co., Ltd.ADR (Airlines)	5,060	213,177
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	7,935	415,001
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	31,625	388,355
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,635	640,587
Ctrip.com International, Ltd.*ADR (Internet & Catalog Retail)	7,130	662,876
E-Commerce China Dangdang, Inc.*ADR - Class A (Internet & Catalog Retail)	14,030	94,983
E-House China Holdings, Ltd.ADR (Real Estate Management & Development)	16,675	103,385
Guangshen Railway Co., Ltd.ADR (Road & Rail)	5,520	142,637
Homeinns Hotel Group*ADR (Hotels, Restaurants & Leisure)	4,485	134,460
Huaneng Power International, Inc.ADR (Independent Power and Renewable Electricity Producers)	6,785	297,794
JA Solar Holdings Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	10,580	90,142
JD.com, Inc.*ADR (Internet & Catalog Retail)	28,405	784,546
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	4,715	122,071
Jumei International Holding, Ltd.*ADR (Internet & Catalog Retail)	8,855	88,550
Mindray Medical International, Ltd.ADR (Health Care Equipment & Supplies)	9,200	220,616
Momo, Inc.*ADR (Internet Software & Services)	7,590	101,934
Netease.com, Inc.ADR (Internet Software & Services)	3,910	565,112
NQ Mobile, Inc.*ADR (Software)	20,930	80,790
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	7,820	614,887
Qihoo 360 Technology Co., Ltd.*ADR (Internet Software & Services)	7,130	407,052
Qunar Cayman Islands, Ltd.*ADR (Internet & Catalog Retail)	5,060	245,612
Shanda Games, Ltd.*ADR (Software)	14,835	102,213
Sinopec Shanghai Petrochemical Co., Ltd.*ADR (Chemicals)	4,485	187,966
SouFun Holdings, Ltd.ADR (Internet Software & Services)	31,050	219,524
TAL Education Group*ADR (Diversified Consumer Services)	5,635	216,666
Trina Solar, Ltd.*ADR (Semiconductors & Semiconductor Equipment)	14,605	148,825
Tuniu Corp.*ADR (Hotels, Restaurants & Leisure)	6,325	97,595
Vipshop Holdings, Ltd.*ADR (Internet & Catalog Retail)	20,930	429,484
Weibo Corp.*ADR (Internet Software & Services)	7,590	122,351
WuXi PharmaTech Cayman, Inc.*ADR (Life Sciences Tools & Services)	6,210	277,587
Yanzhou Coal Mining Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	28,750	137,713
Youku Tudou, Inc.*ADR (Internet Software & Services)	12,535	305,102
YY, Inc.*ADR (Internet Software & Services)	3,795	216,087
TOTAL COMMON STOCKS (Cost $11,074,419)		15,837,232

	Principal Amount	Value
Repurchase Agreements(a)(b)(18.6%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $3,651,010	$3,651,000	3,651,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,651,000)		3,651,000

TOTAL INVESTMENT SECURITIES (Cost $14,725,419) - 99.4%		19,488,232
Net other assets (liabilities) - 0.6%		125,058

NET ASSETS - 100.0%		$19,613,290

*                             Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $590,000.

See accompanying notes to schedules of portfolio investments.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	11/27/15	0.61%	$9,851,676	$72,677
BNY Mellon China Select ADR Index	UBS AG	11/27/15	0.16%	13,609,882	101,953
				$23,461,558	$174,630

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraChina ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Airlines	$394,399	2.0%
Chemicals	187,966	1.0%
Diversified Consumer Services	216,666	1.1%
Diversified Telecommunication Services	803,356	4.1%
Health Care Equipment & Supplies	220,616	1.1%
Hotels, Restaurants & Leisure	493,767	2.5%
Independent Power and Renewable Electricity Producers	297,794	1.5%
Insurance	805,837	4.1%
Internet & Catalog Retail	2,306,051	11.9%
Internet Software & Services	5,497,775	28.2%
Life Sciences Tools & Services	277,587	1.4%
Media	94,772	0.5%
Metals & Mining	165,298	0.8%
Oil, Gas & Consumable Fuels	2,064,611	10.5%
Real Estate Management & Development	103,385	0.5%
Road & Rail	142,637	0.7%
Semiconductors & Semiconductor Equipment	361,038	1.8%
Software	183,003	0.9%
Wireless Telecommunication Services	1,220,674	6.2%
Other **	3,776,058	19.2%
Total	$19,613,290	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2015:

	Value	% of Net Assets
China	$15,837,232	80.8%
Other **	3,776,058	19.2%
Total	$19,613,290	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(89.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $38,620,106	$38,620,000	$38,620,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,620,000)		38,620,000

TOTAL INVESTMENT SECURITIES (Cost $38,620,000) - 89.3%		38,620,000
Net other assets (liabilities) - 10.7%		4,626,283

NET ASSETS - 100.0%		$43,246,283

(a)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number		Notional	Unrealized
	of	Expiration	Amount	Appreciation/
	Contracts	Date	at Value	(Depreciation)
Nikkei 225 Futures Contracts	916	12/11/15	$86,539,100	$2,523,683

See accompanying notes to schedules of portfolio investments.

Bear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.6%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $51,990,143	$51,990,000	$51,990,000

TOTAL REPURCHASE AGREEMENTS (Cost $51,990,000)		51,990,000

TOTAL INVESTMENT SECURITIES (Cost $51,990,000) - 100.6%		51,990,000
Net other assets (liabilities) - (0.6)%		(310,508)

NET ASSETS - 100.0%		$51,679,492

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $8,291,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	62	12/21/15	$6,423,975	$(431,474)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/27/15	(0.31)%	$(17,099,743)	$(113,950)
S&P 500	UBS AG	11/27/15	0.04%	(27,854,262)	(198,538)
				$(44,954,005)	$(312,488)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $17,666,048	$17,666,000	$17,666,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,666,000)		17,666,000

TOTAL INVESTMENT SECURITIES (Cost $17,666,000) - 103.7%		17,666,000
Net other assets (liabilities) - (3.7)%		(636,528)

NET ASSETS - 100.0%		$17,029,472

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $2,519,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	28	12/21/15	$3,241,280	$(45,126)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/27/15	0.44%	$(5,276,671)	$(65,122)
Russell 2000 Index	UBS AG	11/27/15	0.44%	(8,475,112)	(159,482)
				$(13,751,783)	$(224,604)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.2%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $55,498,152	$55,498,000	$55,498,000

TOTAL REPURCHASE AGREEMENTS (Cost $55,498,000)		55,498,000

TOTAL INVESTMENT SECURITIES (Cost $55,498,000) - 101.2%		55,498,000
Net other assets (liabilities) - (1.2)%		(646,422)

NET ASSETS - 100.0%		$54,851,578

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $8,305,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	42	12/21/15	$3,898,860	$(324,317)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/27/15	(0.36)%	$(26,119,100)	$(53,198)
NASDAQ-100 Index	UBS AG	11/27/15	(0.26)%	(24,789,173)	(60,930)
				$(50,908,273)	$(114,128)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(137.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $24,450,067	$24,450,000	$24,450,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,450,000)		24,450,000

TOTAL INVESTMENT SECURITIES (Cost $24,450,000) - 137.5%		24,450,000
Net other assets (liabilities) - (37.5)%		(6,665,939)

NET ASSETS - 100.0%		$17,784,061

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $7,460,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	15	12/21/15	$1,554,188	$(104,389)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/27/15	(0.31)%	$(18,088,180)	$(174,246)
S&P 500	UBS AG	11/27/15	0.04%	(15,921,212)	15,214
				$(34,009,392)	$(159,032)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(110.1%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $1,881,005	$1,881,000	$1,881,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,881,000)		1,881,000

TOTAL INVESTMENT SECURITIES (Cost $1,881,000) - 110.1%		1,881,000
Net other assets (liabilities) - (10.1)%		(172,627)

NET ASSETS - 100.0%		$1,708,373

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $625,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	12/21/15	$144,050	$(4,102)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	11/27/15	(0.11)%	$(1,154,420)	$(16,372)
S&P MidCap 400	UBS AG	11/27/15	(0.06)%	(2,116,086)	(45,794)
				$(3,270,506)	$(62,166)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.8%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $9,852,027	$9,852,000	$9,852,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,852,000)		9,852,000

TOTAL INVESTMENT SECURITIES (Cost $9,852,000) - 99.8%		9,852,000
Net other assets (liabilities) - 0.2%		19,728

NET ASSETS - 100.0%		$9,871,728

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $1,432,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	20	12/21/15	$2,315,200	$(32,233)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/27/15	0.44%	$(12,176,672)	$(179,249)
Russell 2000 Index	UBS AG	11/27/15	0.44%	(5,258,885)	(129,185)
				$(17,435,557)	$(308,434)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(86.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $5,537,015	$5,537,000	$5,537,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,537,000)		5,537,000

TOTAL INVESTMENT SECURITIES (Cost $5,537,000) - 86.3%		5,537,000
Net other assets (liabilities) - 13.7%		879,088

NET ASSETS - 100.0%		$6,416,088

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $1,676,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number		Notional	Unrealized
	of	Expiration	Amount	Appreciation/
	Contracts	Date	at Value	(Depreciation)
E-Mini Dow Jones Futures Contracts	15	12/21/15	$1,318,875	$(105,703)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	11/27/15	(0.46)%	$(6,076,554)	$(19,260)
Dow Jones Industrial Average	UBS AG	11/27/15	(0.26)%	(5,493,561)	(27,109)
				$(11,570,115)	$(46,369)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.9%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $19,130,052	$19,130,000	$19,130,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,130,000)		19,130,000

TOTAL INVESTMENT SECURITIES (Cost $19,130,000) - 102.9%		19,130,000
Net other assets (liabilities) - (2.9)%		(537,089)

NET ASSETS - 100.0%		$18,592,911

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $5,832,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number		Notional	Unrealized
	of	Expiration	Amount	Appreciation/
	Contracts	Date	at Value	(Depreciation)
E-Mini NASDAQ-100 Futures Contracts	29	12/21/15	$2,692,070	$(229,705)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/27/15	(0.36)%	$(18,103,679)	$(44,581)
NASDAQ-100 Index	UBS AG	11/27/15	(0.26)%	(16,394,972)	(48,934)
				$(34,498,651)	$(93,515)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.1%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $5,480,015	$5,480,000	$5,480,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,480,000)		5,480,000

TOTAL INVESTMENT SECURITIES (Cost $5,480,000) - 97.1%		5,480,000
Net other assets (liabilities) - 2.9%		163,600

NET ASSETS - 100.0%		$5,643,600

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $359,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	11/27/15	0.24%	$(4,488,635)	$13,490
MSCI EAFE Index	UBS AG	11/27/15	0.14%	(6,790,307)	14,954
				$(11,278,942)	$28,444

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

††                        In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $12,055,033	$12,055,000	$12,055,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,055,000)		12,055,000

TOTAL INVESTMENT SECURITIES (Cost $12,055,000) - 102.3%		12,055,000
Net other assets (liabilities) - (2.3)%		(272,488)

NET ASSETS - 100.0%		$11,782,512

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $646,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/27/15	0.34%	$(9,054,831)	$(21,413)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/27/15	0.29%	(14,463,058)	(39,545)
				$(23,517,889)	$(60,958)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(92.6%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $12,151,033	$12,151,000	$12,151,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,151,000)		12,151,000

TOTAL INVESTMENT SECURITIES (Cost $12,151,000) - 92.6%		12,151,000
Net other assets (liabilities) - 7.4%		964,329

NET ASSETS - 100.0%		$13,115,329

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $712,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/27/15	0.44%	$(8,296,890)	$(65,509)
BNY Mellon Latin America 35 ADR Index	UBS AG	11/27/15	0.39%	(17,881,681)	(126,045)
				$(26,178,571)	$(191,554)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(108.0%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $4,470,012	$4,470,000	$4,470,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,470,000)		4,470,000

TOTAL INVESTMENT SECURITIES (Cost $4,470,000) - 108.0%		4,470,000
Net other assets (liabilities) - (8.0)%		(330,381)

NET ASSETS - 100.0%		$4,139,619

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $272,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	11/27/15	0.84%	$(2,141,956)	$(16,058)
BNY Mellon China Select ADR Index	UBS AG	11/27/15	1.29%	(6,115,806)	(45,233)
				$(8,257,762)	$(61,291)

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(87.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $1,360,004	$1,360,000	$1,360,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,360,000)		1,360,000

TOTAL INVESTMENT SECURITIES (Cost $1,360,000) - 87.7%		1,360,000
Net other assets (liabilities) - 12.3%		190,251

NET ASSETS - 100.0%		$1,550,251

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	33	12/11/15	$3,117,675	$(73,189)

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (71.1%)
Associated Banc-Corp. (Banks)	797	$15,414
BancorpSouth, Inc. (Banks)	467	11,642
Bank of America Corp. (Banks)	55,809	936,475
Bank of Hawaii Corp. (Banks)	233	15,257
Bank of the Ozarks, Inc. (Banks)	416	20,808
BankUnited, Inc. (Banks)	545	20,263
BB&T Corp. (Banks)	4,149	154,135
BOK Financial Corp. (Banks)	107	7,188
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	682	8,852
Cathay General Bancorp (Banks)	408	12,770
Citigroup, Inc. (Banks)	16,051	853,432
Citizens Financial Group, Inc. (Banks)	2,149	52,221
Comerica, Inc. (Banks)	955	41,447
Commerce Bancshares, Inc. (Banks)	428	19,495
Cullen/Frost Bankers, Inc. (Banks)	302	20,669
East West Bancorp, Inc. (Banks)	761	30,737
F.N.B. Corp. (Banks)	940	12,662
Fifth Third Bancorp (Banks)	4,284	81,610
First Financial Bankshares, Inc. (Banks)	336	11,175
First Horizon National Corp. (Banks)	1,245	17,660
First Niagara Financial Group, Inc. (Banks)	1,890	19,562
First Republic Bank (Banks)	751	49,048
FirstMerit Corp. (Banks)	886	16,648
Fulton Financial Corp. (Banks)	938	12,588
Glacier Bancorp, Inc. (Banks)	401	10,971
Hancock Holding Co. (Banks)	416	11,482
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	2,570	26,008
Huntington Bancshares, Inc. (Banks)	4,283	46,985
IBERIABANK Corp. (Banks)	176	10,671
International Bancshares Corp. (Banks)	304	8,193
Investors Bancorp, Inc. (Banks)	1,913	23,932
JPMorgan Chase & Co. (Banks)	19,708	1,266,239
KeyCorp (Banks)	4,483	55,679
M&T Bank Corp. (Banks)	715	85,693
MB Financial, Inc. (Banks)	369	11,897
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,371	39,169
PacWest Bancorp (Banks)	601	27,069
People’s United Financial, Inc. (Banks)	1,649	26,302
PNC Financial Services Group, Inc. (Banks)	2,736	246,951
Popular, Inc. (Banks)	546	16,145
PrivateBancorp, Inc. (Banks)	420	17,569
Prosperity Bancshares, Inc. (Banks)	346	17,777
Regions Financial Corp. (Banks)	7,066	66,067
Signature Bank* (Banks)	275	40,953
SunTrust Banks, Inc. (Banks)	2,761	114,637
SVB Financial Group* (Banks)	279	34,058
Synovus Financial Corp. (Banks)	708	22,394
TCF Financial Corp. (Banks)	905	13,928
Texas Capital Bancshares, Inc.* (Banks)	246	13,579
Trustmark Corp. (Banks)	356	8,555
U.S. Bancorp (Banks)	8,831	372,492
UMB Financial Corp. (Banks)	224	10,994
Umpqua Holdings Corp. (Banks)	1,167	19,489
United Bankshares, Inc. (Banks)	339	13,407
Valley National Bancorp (Banks)	1,238	12,999
Washington Federal, Inc. (Thrifts & Mortgage Finance)	506	12,620
Webster Financial Corp. (Banks)	495	18,365
Wells Fargo & Co. (Banks)	24,902	1,348,193
Western Alliance Bancorp* (Banks)	489	17,482
Wintrust Financial Corp. (Banks)	260	13,127
Zions Bancorp (Banks)	1,090	31,359
TOTAL COMMON STOCKS (Cost $1,829,703)		6,575,188

	Principal Amount	Value
Repurchase Agreements(a)(b)(28.9%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $2,668,007	$2,668,000	2,668,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,668,000)		2,668,000

TOTAL INVESTMENT SECURITIES (Cost $4,497,703) - 100.0%		9,243,188
Net other assets (liabilities) - NM		3,495

NET ASSETS - 100.0%		$9,246,683

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $1,464,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	11/23/15	0.66%	$3,810,255	$(44,606)
Dow Jones U.S. Banks Index	UBS AG	11/23/15	0.51%	3,561,215	(13,511)
				$7,371,470	$(58,117)

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Banks UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Banks	$6,488,539	70.2%
Thrifts & Mortgage Finance	86,649	0.9%
Other **	2,671,495	28.9%
Total	$9,246,683	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (74.1%)
Air Products & Chemicals, Inc. (Chemicals)	1,670	$232,097
Airgas, Inc. (Chemicals)	580	55,773
Albemarle Corp. (Chemicals)	968	51,807
Alcoa, Inc. (Metals & Mining)	11,305	100,954
Allegheny Technologies, Inc. (Metals & Mining)	943	13,862
Ashland, Inc. (Chemicals)	584	64,076
Axalta Coating Systems, Ltd.* (Chemicals)	1,183	32,686
Axiall Corp. (Chemicals)	606	12,272
Cabot Corp. (Chemicals)	543	19,515
Carpenter Technology Corp. (Metals & Mining)	427	14,223
Celanese Corp. (Chemicals)	1,323	93,999
CF Industries Holdings, Inc. (Chemicals)	2,011	102,098
Chemtura Corp.* (Chemicals)	586	18,717
Commercial Metals Co. (Metals & Mining)	998	14,341
Compass Minerals International, Inc. (Metals & Mining)	291	23,641
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	1,976	13,160
Cytec Industries, Inc. (Chemicals)	617	45,917
Domtar Corp. (Paper & Forest Products)	542	22,352
E.I. du Pont de Nemours & Co. (Chemicals)	7,809	495,091
Eastman Chemical Co. (Chemicals)	1,283	92,594
Ecolab, Inc. (Chemicals)	2,292	275,842
FMC Corp. (Chemicals)	1,153	46,939
Freeport-McMoRan, Inc. (Metals & Mining)	9,813	115,499
H.B. Fuller Co. (Chemicals)	436	16,564
Huntsman Corp. (Chemicals)	1,759	23,166
International Flavors & Fragrances, Inc. (Chemicals)	695	80,662
International Paper Co. (Paper & Forest Products)	3,605	153,898
KapStone Paper & Packaging Corp. (Paper & Forest Products)	740	16,095
LyondellBasell Industries N.V. - Class A (Chemicals)	3,217	298,891
Minerals Technologies, Inc. (Chemicals)	300	17,682
Monsanto Co. (Chemicals)	4,038	376,422
NewMarket Corp. (Chemicals)	90	35,437
Newmont Mining Corp. (Metals & Mining)	4,566	88,854
Nucor Corp. (Metals & Mining)	2,759	116,706
Olin Corp. (Chemicals)	1,424	27,312
Platform Specialty Products Corp.* (Chemicals)	1,201	12,538
PolyOne Corp. (Chemicals)	766	25,615
PPG Industries, Inc. (Chemicals)	2,336	243,551
Praxair, Inc. (Chemicals)	2,473	274,726
Reliance Steel & Aluminum Co. (Metals & Mining)	634	38,015
Royal Gold, Inc. (Metals & Mining)	563	26,934
RPM International, Inc. (Chemicals)	1,151	52,612
Sensient Technologies Corp. (Chemicals)	396	25,847
Sigma-Aldrich Corp. (Chemicals)	1,031	144,051
Steel Dynamics, Inc. (Metals & Mining)	2,089	38,584
Stillwater Mining Co.* (Metals & Mining)	1,044	9,751
The Chemours Co. (Chemicals)	1,562	10,825
The Dow Chemical Co. (Chemicals)	9,995	516,442
The Mosaic Co. (Chemicals)	2,910	98,329
The Scotts Miracle-Gro Co. - Class A (Chemicals)	392	25,935
United States Steel Corp. (Metals & Mining)	1,262	14,740
W.R. Grace & Co.* (Chemicals)	624	62,587
Westlake Chemical Corp. (Chemicals)	341	20,552
Worthington Industries, Inc. (Metals & Mining)	407	12,495
TOTAL COMMON STOCKS (Cost $2,138,984)		4,863,273

	Principal Amount	Value
Repurchase Agreements(a)(b)(24.6%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $1,615,004	$1,615,000	1,615,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,615,000)		1,615,000

TOTAL INVESTMENT SECURITIES (Cost $3,753,984) - 98.7%		6,478,273
Net other assets (liabilities) - 1.3%		85,768

NET ASSETS - 100.0%		$6,564,041

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $822,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	11/23/15	0.66%	$2,309,601	$3,969
Dow Jones U.S. Basic Materials Index	UBS AG	11/23/15	0.46%	2,677,724	8,570
				$4,987,325	$12,539

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Chemicals	$4,029,169	61.4%
Metals & Mining	628,599	9.6%
Oil, Gas & Consumable Fuels	13,160	0.2%
Paper & Forest Products	192,345	2.9%
Other **	1,700,768	25.9%
Total	$6,564,041	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (74.0%)
AbbVie, Inc. (Pharmaceuticals)	960,958	$57,225,049
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	46,163	1,607,396
Agios Pharmaceuticals, Inc.* (Biotechnology)	15,134	1,102,663
Alexion Pharmaceuticals, Inc.* (Biotechnology)	131,289	23,106,864
Alkermes PLC* (Biotechnology)	86,751	6,239,132
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	42,532	3,655,625
Amgen, Inc. (Biotechnology)	440,165	69,625,300
Baxalta, Inc. (Biotechnology)	314,399	10,834,190
Biogen, Inc.* (Biotechnology)	129,400	37,591,994
BioMarin Pharmaceutical, Inc.* (Biotechnology)	93,533	10,947,102
Bio-Techne Corp. (Life Sciences Tools & Services)	21,625	1,907,325
Bluebird Bio, Inc.* (Biotechnology)	21,071	1,625,206
Celgene Corp.* (Biotechnology)	458,896	56,311,128
Cepheid* (Biotechnology)	41,686	1,392,312
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	27,128	1,769,831
Clovis Oncology, Inc.* (Biotechnology)	19,214	1,919,671
Dyax Corp.* (Biotechnology)	84,983	2,339,582
Gilead Sciences, Inc. (Biotechnology)	852,003	92,127,085
Halozyme Therapeutics, Inc.* (Biotechnology)	63,513	993,978
Illumina, Inc.* (Life Sciences Tools & Services)	83,965	12,030,505
Incyte Corp.* (Biotechnology)	95,365	11,208,248
Intercept Pharmaceuticals, Inc.* (Biotechnology)	9,896	1,555,651
Intrexon Corp. (Biotechnology)	28,565	959,784
Isis Pharmaceuticals, Inc.* (Biotechnology)	69,672	3,354,707
Juno Therapeutics, Inc.* (Biotechnology)	40,828	2,113,257
Kite Pharma, Inc.* (Biotechnology)	21,971	1,495,127
MannKind Corp.* (Biotechnology)	154,597	511,716
Medivation, Inc.* (Biotechnology)	91,357	3,842,475
Myriad Genetics, Inc.* (Biotechnology)	40,352	1,629,010
Neurocrine Biosciences, Inc.* (Biotechnology)	45,818	2,249,206
Novavax, Inc.* (Biotechnology)	155,606	1,050,341
OPKO Health, Inc.* (Biotechnology)	184,990	1,748,156
Portola Pharmaceuticals, Inc.* (Biotechnology)	30,481	1,451,200
Puma Biotechnology, Inc.* (Biotechnology)	12,727	1,048,959
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	55,580	3,537,667
Radius Health, Inc.* (Biotechnology)	19,658	1,262,633
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	44,885	25,018,450
Seattle Genetics, Inc.* (Biotechnology)	61,289	2,542,881
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	20,094	1,996,339
United Therapeutics Corp.* (Biotechnology)	26,468	3,881,003
Vertex Pharmaceuticals, Inc.* (Biotechnology)	142,051	17,719,442
TOTAL COMMON STOCKS (Cost $308,266,183)		484,528,190

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.0%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $150,523,413	$150,523,000	150,523,000

TOTAL REPURCHASE AGREEMENTS (Cost $150,523,000)		150,523,000

TOTAL INVESTMENT SECURITIES (Cost $458,789,183) - 97.0%		635,051,190
Net other assets (liabilities) - 3.0%		19,921,898

NET ASSETS - 100.0%		$654,973,088

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $87,684,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	11/23/15	0.66%	$248,700,057	$9,335,370
Dow Jones U.S. Biotechnology Index	UBS AG	11/23/15	0.51%	248,414,001	9,503,508
				$497,114,058	$18,838,878

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Biotechnology	$408,057,813	62.4%
Life Sciences Tools & Services	19,245,328	2.9%
Pharmaceuticals	57,225,049	8.7%
Other **	170,444,898	26.0%
Total	$654,973,088	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (64.9%)
Activision Blizzard, Inc. (Software)	3,953	$137,406
Altria Group, Inc. (Tobacco)	15,583	942,304
Archer-Daniels-Midland Co. (Food Products)	4,875	222,593
Autoliv, Inc. (Auto Components)	663	80,382
Avon Products, Inc. (Personal Products)	3,471	13,988
B&G Foods, Inc. - Class A (Food Products)	439	15,931
BorgWarner, Inc. (Auto Components)	1,819	77,890
Brown-Forman Corp. - Class A (Beverages)	214	24,557
Brown-Forman Corp. - Class B (Beverages)	833	88,448
Brunswick Corp. (Leisure Products)	770	41,434
Bunge, Ltd. (Food Products)	1,181	86,166
Campbell Soup Co. (Food Products)	1,433	72,782
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	413	37,533
Church & Dwight Co., Inc. (Household Products)	1,034	89,017
Coach, Inc. (Textiles, Apparel & Luxury Goods)	2,223	69,358
Coca-Cola Enterprises, Inc. (Beverages)	1,660	85,224
Colgate-Palmolive Co. (Household Products)	7,164	475,331
ConAgra Foods, Inc. (Food Products)	3,455	140,100
Constellation Brands, Inc. (Beverages)	1,397	188,316
Cooper Tire & Rubber Co. (Auto Components)	416	17,385
D.R. Horton, Inc. (Household Durables)	2,626	77,309
Dana Holding Corp. (Auto Components)	1,255	21,084
Darling Ingredients, Inc.* (Food Products)	1,277	12,923
Dean Foods Co. (Food Products)	781	14,144
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	236	13,136
Delphi Automotive PLC (Auto Components)	2,258	187,843
Dr. Pepper Snapple Group, Inc. (Beverages)	1,481	132,357
Edgewell Personal Care Co. (Personal Products)	457	38,712
Electronic Arts, Inc.* (Software)	2,470	178,013
Energizer Holdings, Inc. (Household Products)	457	19,573
Flowers Foods, Inc. (Food Products)	1,455	39,285
Ford Motor Co. (Automobiles)	30,967	458,621
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	365	19,860
General Mills, Inc. (Food Products)	4,740	275,441
General Motors Co. (Automobiles)	11,467	400,313
Gentex Corp. (Auto Components)	2,296	37,631
Genuine Parts Co. (Distributors)	1,216	110,365
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	357	19,667
GoPro, Inc.* - Class A (Household Durables)	603	15,075
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,235	103,326
Harley-Davidson, Inc. (Automobiles)	1,638	80,999
Harman International Industries, Inc. (Household Durables)	587	64,547
Hasbro, Inc. (Leisure Products)	861	66,151
Herbalife, Ltd.* (Personal Products)	559	31,326
Herman Miller, Inc. (Commercial Services & Supplies)	447	14,183
HNI Corp. (Commercial Services & Supplies)	378	16,232
Hormel Foods Corp. (Food Products)	1,051	70,995
Ingredion, Inc. (Food Products)	588	55,895
Jarden Corp.* (Household Durables)	1,605	71,904
Johnson Controls, Inc. (Auto Components)	5,167	233,445
Kate Spade & Co.* (Textiles, Apparel & Luxury Goods)	1,019	18,311
Kellogg Co. (Food Products)	2,035	143,508
Keurig Green Mountain, Inc. (Food Products)	986	50,040
Kimberly-Clark Corp. (Household Products)	2,884	345,244
Lancaster Colony Corp. (Food Products)	177	20,128
Lear Corp. (Auto Components)	612	76,537
Leggett & Platt, Inc. (Household Durables)	1,060	47,732
Lennar Corp. - B Shares (Household Durables)	45	1,865
Lennar Corp. - Class A (Household Durables)	1,406	70,398
Leucadia National Corp. (Diversified Financial Services)	2,674	53,507
LKQ Corp.* (Distributors)	2,440	72,248
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	859	42,237
Mattel, Inc. (Leisure Products)	2,680	65,874
McCormick & Co., Inc. (Food Products)	877	73,650
Mead Johnson Nutrition Co. - Class A (Food Products)	1,624	133,168
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,492	57,651
Mohawk Industries, Inc.* (Household Durables)	463	90,517
Molson Coors Brewing Co. - Class B (Beverages)	1,245	109,685
Mondelez International, Inc. - Class A (Food Products)	12,765	589,233
Monster Beverage Corp.* (Beverages)	1,218	166,038
Newell Rubbermaid, Inc. (Household Durables)	2,094	88,848
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	5,363	702,714
Nu Skin Enterprises, Inc. - Class A (Personal Products)	444	16,965
NVR, Inc.* (Household Durables)	17	27,842
PepsiCo, Inc. (Beverages)	11,680	1,193,578
Philip Morris International, Inc. (Tobacco)	12,308	1,088,028
Pinnacle Foods, Inc. (Food Products)	849	37,424
Polaris Industries, Inc. (Leisure Products)	454	51,002
Pool Corp. (Distributors)	371	30,251
Post Holdings, Inc.* (Food Products)	451	28,986
PulteGroup, Inc. (Household Durables)	2,512	46,045
PVH Corp. (Textiles, Apparel & Luxury Goods)	638	58,026
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	447	49,514
Reynolds American, Inc. (Tobacco)	6,576	317,752

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,110	$34,632
Snap-on, Inc. (Machinery)	439	72,826
Spectrum Brands Holdings, Inc. (Household Products)	212	20,320
Stanley Black & Decker, Inc. (Machinery)	1,223	129,613
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	433	15,090
Take-Two Interactive Software, Inc.* (Software)	651	21,613
Tempur Sealy International, Inc.* (Household Durables)	456	35,495
Tenneco, Inc.* (Auto Components)	451	25,522
Tesla Motors, Inc.* (Automobiles)	794	164,302
The Clorox Co. (Household Products)	1,024	124,867
The Coca-Cola Co. (Beverages)	31,137	1,318,651
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,817	146,197
The Goodyear Tire & Rubber Co. (Auto Components)	2,101	68,997
The Hain Celestial Group, Inc.* (Food Products)	818	40,777
The Hershey Co. (Food Products)	1,191	105,630
The JM Smucker Co. - Class A (Food Products)	984	115,512
The Kraft Heinz Co. (Food Products)	4,720	368,019
The Middleby Corp.* (Machinery)	436	50,986
The Procter & Gamble Co. (Household Products)	21,545	1,645,607
The WhiteWave Foods Co.* (Food Products)	1,414	57,946
Thor Industries, Inc. (Automobiles)	383	20,713
Toll Brothers, Inc.* (Household Durables)	1,263	45,430
TreeHouse Foods, Inc.* (Food Products)	372	31,858
Tupperware Brands Corp. (Household Durables)	402	23,666
Tyson Foods, Inc. - Class A (Food Products)	2,437	108,105
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,432	136,155
V.F. Corp. (Textiles, Apparel & Luxury Goods)	2,688	181,494
Vista Outdoor, Inc.* (Leisure Products)	462	20,661
Visteon Corp.* (Auto Components)	259	28,249
WABCO Holdings, Inc.* (Machinery)	420	47,137
Whirlpool Corp. (Household Durables)	620	99,286
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	820	15,227
TOTAL COMMON STOCKS (Cost $14,860,765)		17,071,629

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.8%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $8,888,024	$8,888,000	8,888,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,888,000)		8,888,000

TOTAL INVESTMENT SECURITIES (Cost $23,748,765) - 98.7%		25,959,629
Net other assets (liabilities) - 1.3%		331,751

NET ASSETS - 100.0%		$26,291,380

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $4,385,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	11/23/15	0.66%	$13,067,157	$(112,858)
Dow Jones U.S. Consumer Goods Index	UBS AG	11/23/15	0.51%	9,331,803	(78,899)
				$22,398,960	$(191,757)

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Auto Components	$854,965	3.3%
Automobiles	1,124,948	4.3%
Beverages	3,306,854	12.6%
Commercial Services & Supplies	30,415	0.1%
Distributors	212,864	0.8%
Diversified Financial Services	53,507	0.2%
Food Products	2,910,239	11.1%
Household Durables	805,959	3.1%
Household Products	2,719,959	10.3%
Leisure Products	245,122	0.9%
Machinery	300,562	1.1%
Personal Products	247,188	0.9%
Software	337,032	1.3%
Textiles, Apparel & Luxury Goods	1,573,931	6.0%
Tobacco	2,348,084	8.9%
Other **	9,219,751	35.1%
Total	$26,291,380	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (62.8%)
Aaron’s, Inc. (Specialty Retail)	750	$18,503
Abercrombie & Fitch Co. - Class A (Specialty Retail)	812	17,206
Acxiom Corp.* (IT Services)	887	19,620
Advance Auto Parts, Inc. (Specialty Retail)	858	170,253
Alaska Air Group, Inc. (Airlines)	1,477	112,621
Allegiant Travel Co. (Airlines)	166	32,777
Amazon.com, Inc.* (Internet & Catalog Retail)	4,420	2,766,477
AMC Networks, Inc.* - Class A (Media)	703	51,945
American Airlines Group, Inc. (Airlines)	7,735	357,511
American Eagle Outfitters, Inc. (Specialty Retail)	2,075	31,706
AmerisourceBergen Corp. (Health Care Providers & Services)	2,366	228,343
Apollo Education Group, Inc.* - Class A (Diversified Consumer Services)	1,174	8,523
Aramark (Hotels, Restaurants & Leisure)	2,568	77,939
Asbury Automotive Group, Inc.* (Specialty Retail)	304	24,077
Ascena Retail Group, Inc.* (Specialty Retail)	1,969	26,227
AutoNation, Inc.* (Specialty Retail)	892	56,365
AutoZone, Inc.* (Specialty Retail)	357	280,034
Avis Budget Group, Inc.* (Road & Rail)	1,208	60,328
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,947	116,100
Best Buy Co., Inc. (Specialty Retail)	3,549	124,321
Big Lots, Inc. (Multiline Retail)	591	27,245
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,418	24,063
Brinker International, Inc. (Hotels, Restaurants & Leisure)	694	31,584
Buffalo Wild Wings, Inc.* (Hotels, Restaurants & Leisure)	208	32,088
Burlington Stores, Inc.* (Multiline Retail)	859	41,301
Cabela’s, Inc.* (Specialty Retail)	566	22,170
Cable One, Inc.* (Media)	56	24,273
Cablevision Systems Corp. - Class A (Media)	2,578	84,017
Cardinal Health, Inc. (Health Care Providers & Services)	3,775	310,305
CarMax, Inc.* (Specialty Retail)	2,399	141,565
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	5,325	287,976
Casey’s General Stores, Inc. (Food & Staples Retailing)	459	48,755
CBS Corp. (Media)	95	4,765
CBS Corp. - Class B (Media)	5,123	238,322
Charter Communications, Inc.* - Class A (Media)	865	165,163
Chemed Corp. (Health Care Providers & Services)	182	28,627
Chico’s FAS, Inc. (Specialty Retail)	1,597	22,071
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	361	231,123
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	418	21,866
Cinemark Holdings, Inc. (Media)	1,203	42,634
Comcast Corp. - Class A (Media)	24,391	1,527,365
Comcast Corp. - Class A (Media)	4,257	266,956
Copart, Inc.* (Commercial Services & Supplies)	1,252	45,335
Costco Wholesale Corp. (Food & Staples Retailing)	5,061	800,245
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	270	37,114
CST Brands, Inc. (Specialty Retail)	858	30,828
CVS Health Corp. (Food & Staples Retailing)	12,836	1,267,939
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,310	81,076
Delta Air Lines, Inc. (Airlines)	9,165	465,948
DeVry Education Group, Inc. (Diversified Consumer Services)	657	15,479
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,085	48,337
Dillard’s, Inc. - Class A (Multiline Retail)	280	25,054
Discovery Communications, Inc.* - Class A (Media)	1,722	50,696
Discovery Communications, Inc.* - Class C (Media)	2,963	81,542
DISH Network Corp.* - Class A (Media)	2,574	162,085
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	559	19,381
Dollar General Corp. (Multiline Retail)	3,395	230,079
Dollar Tree, Inc.* (Multiline Retail)	2,704	177,085
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	629	67,095
DreamWorks Animation SKG, Inc.* - Class A (Media)	830	16,799
DSW, Inc. - Class A (Specialty Retail)	843	21,024
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,104	45,717
Expedia, Inc. (Internet & Catalog Retail)	1,165	158,790
Foot Locker, Inc. (Specialty Retail)	1,597	108,197
GameStop Corp. - Class A (Specialty Retail)	1,218	56,113
Gannett Co., Inc. (Media)	1,323	20,930
Genesco, Inc.* (Specialty Retail)	271	16,978
GNC Holdings, Inc. - Class A (Specialty Retail)	976	29,036
Graham Holdings Co. - Class B (Diversified Consumer Services)	56	30,938
Grand Canyon Education, Inc.* (Diversified Consumer Services)	530	22,027
Group 1 Automotive, Inc. (Specialty Retail)	257	22,346
Groupon, Inc.* (Internet & Catalog Retail)	5,608	20,806
GUESS?, Inc. (Specialty Retail)	757	15,935
H & R Block, Inc. (Diversified Consumer Services)	2,717	101,236
Hertz Global Holdings, Inc.* (Road & Rail)	4,646	90,597
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	6,023	150,515
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,309	25,643
HSN, Inc. (Internet & Catalog Retail)	375	23,194

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	401	$20,210
IHS, Inc.* - Class A (Professional Services)	798	95,393
J. Alexander’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	173	1,668
J.C. Penney Co., Inc.* (Multiline Retail)	3,531	32,379
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	429	31,973
JetBlue Airways Corp.* (Airlines)	3,618	89,871
John Wiley & Sons, Inc. (Media)	559	29,252
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,628	62,515
Kohl’s Corp. (Multiline Retail)	2,271	104,739
L Brands, Inc. (Specialty Retail)	2,952	283,333
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	4,247	210,269
Liberty Broadband Corp.* - Class A (Media)	281	15,331
Liberty Broadband Corp.* - Class C (Media)	763	41,027
Liberty Global PLC* - Class A (Media)	2,891	128,707
Liberty Global PLC* - Class C (Media)	7,136	304,279
Liberty Interactive Corp.* (Internet & Catalog Retail)	5,387	147,442
Liberty LiLAC Group* - Class A (Media)	158	6,102
Liberty LiLAC Group* - Class C (Media)	333	12,874
Liberty Media Corp.* (Media)	1,155	47,078
Liberty Media Corp.* - Class C (Media)	2,260	88,479
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	787	24,547
Liberty Ventures* (Internet & Catalog Retail)	1,538	67,011
Lions Gate Entertainment Corp. (Media)	1,119	43,607
Lithia Motors, Inc. - Class A (Specialty Retail)	268	31,461
Live Nation Entertainment, Inc.* (Media)	1,677	45,749
Lowe’s Cos., Inc. (Specialty Retail)	10,673	787,988
Macy’s, Inc. (Multiline Retail)	3,821	194,795
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,291	175,914
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	313	20,157
McDonald’s Corp. (Hotels, Restaurants & Leisure)	10,851	1,218,024
McKesson Corp. (Health Care Providers & Services)	2,674	478,110
Meredith Corp. (Media)	442	20,783
MGM Resorts International* (Hotels, Restaurants & Leisure)	5,451	126,409
MSG Networks, Inc.* - Class A (Media)	720	14,774
Murphy USA, Inc.* (Specialty Retail)	475	29,151
Netflix, Inc.* (Internet & Catalog Retail)	4,922	533,446
News Corp. - Class A (Media)	4,388	67,575
News Corp. - Class B (Media)	1,232	19,071
Nielsen Holdings PLC (Professional Services)	4,241	201,490
Nordstrom, Inc. (Multiline Retail)	1,597	104,140
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,838	116,934
Office Depot, Inc.* (Specialty Retail)	5,677	43,259
Omnicom Group, Inc. (Media)	2,807	210,300
O’Reilly Automotive, Inc.* (Specialty Retail)	1,157	319,633
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	276	48,954
Regal Entertainment Group - Class A (Media)	789	15,291
Restoration Hardware Holdings, Inc.* (Specialty Retail)	436	44,947
Rite Aid Corp.* (Food & Staples Retailing)	11,708	92,259
Rollins, Inc. (Commercial Services & Supplies)	1,089	29,207
Ross Stores, Inc. (Specialty Retail)	4,769	241,216
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,971	193,848
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,822	42,835
Scripps Networks Interactive, Inc. - Class A (Media)	1,091	65,547
Service Corp. International (Diversified Consumer Services)	2,303	65,083
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,199	42,745
Shutterfly, Inc.* (Internet & Catalog Retail)	424	17,685
Signet Jewelers, Ltd. (Specialty Retail)	908	137,054
Sinclair Broadcast Group, Inc. - Class A (Media)	812	24,368
Sirius XM Holdings, Inc.* (Media)	25,788	105,215
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	1,015	52,821
Sotheby’s - Class A (Diversified Consumer Services)	716	24,809
Southwest Airlines Co. (Airlines)	7,609	352,221
Spirit Airlines, Inc.* (Airlines)	855	31,738
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,660	33,831
Staples, Inc. (Specialty Retail)	7,411	96,269
Starbucks Corp. (Hotels, Restaurants & Leisure)	17,113	1,070,760
Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	1,957	156,306
Starz* (Media)	951	31,868
Sysco Corp. (Food & Staples Retailing)	6,368	262,680
Target Corp. (Multiline Retail)	7,251	559,632
TEGNA, Inc. (Media)	2,600	70,304
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	506	24,389
The Dun & Bradstreet Corp. (Professional Services)	423	48,167
The Gap, Inc. (Specialty Retail)	2,743	74,664
The Home Depot, Inc. (Specialty Retail)	14,813	1,831,478
The Interpublic Group of Cos., Inc. (Media)	4,727	108,390
The Kroger Co. (Food & Staples Retailing)	11,192	423,058
The Madison Square Garden Co.* - Class A (Media)	223	39,806
The Men’s Wearhouse, Inc. (Specialty Retail)	546	21,829
The New York Times Co. - Class A (Media)	1,468	19,495

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Priceline Group, Inc.* (Internet & Catalog Retail)	576	$837,642
The TJX Cos., Inc. (Specialty Retail)	7,767	568,467
The Walt Disney Co. (Media)	17,913	2,037,426
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,511	23,001
Tiffany & Co. (Specialty Retail)	1,287	106,100
Time Warner Cable, Inc. (Media)	3,249	615,361
Time Warner, Inc. (Media)	9,388	707,292
Time, Inc. (Media)	1,256	23,336
Tractor Supply Co. (Specialty Retail)	1,553	143,482
Tribune Media Co. - Class A (Media)	924	37,265
TripAdvisor, Inc.* (Internet & Catalog Retail)	1,296	108,579
Twenty-First Century Fox, Inc. - Class A (Media)	14,081	432,146
Twenty-First Century Fox, Inc. - Class B (Media)	4,958	153,103
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	746	129,774
United Continental Holdings, Inc.* (Airlines)	4,347	262,168
United Natural Foods, Inc.* (Food & Staples Retailing)	568	28,656
Urban Outfitters, Inc.* (Specialty Retail)	1,099	31,431
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	426	48,636
VCA, Inc.* (Health Care Providers & Services)	928	50,827
Viacom, Inc. - Class A (Media)	133	6,827
Viacom, Inc. - Class B (Media)	3,997	197,092
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	10,088	854,252
Wal-Mart Stores, Inc. (Food & Staples Retailing)	18,200	1,041,768
Whole Foods Market, Inc. (Food & Staples Retailing)	4,128	123,675
Williams-Sonoma, Inc. (Specialty Retail)	966	71,243
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)	1,361	110,717
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	929	64,984
Yelp, Inc.* (Internet Software & Services)	633	14,084
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	4,958	351,572
TOTAL COMMON STOCKS (Cost $23,479,816)		35,116,173

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $19,842,054	$19,842,000	19,842,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,842,000)		19,842,000
TOTAL INVESTMENT SECURITIES (Cost $43,321,816) - 98.3%		54,958,173
Net other assets (liabilities) - 1.7%		945,434
NET ASSETS - 100.0%		$55,903,607

*                                 Non-income producing security

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $9,730,000.

(b)                       The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	11/23/15	0.66%	$28,969,454	$259,680
Dow Jones U.S. Consumer Services Index	UBS AG	11/23/15	0.51%	19,851,530	214,184
				$48,820,984	$473,864

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Airlines	$1,704,855	3.0%
Commercial Services & Supplies	137,057	0.2%
Diversified Consumer Services	336,483	0.6%
Electronic Equipment, Instruments & Components	19,381	NM
Food & Staples Retailing	4,977,118	8.9%
Health Care Providers & Services	1,096,212	2.0%
Hotels, Restaurants & Leisure	5,155,702	9.3%
Internet & Catalog Retail	4,705,619	8.4%
Internet Software & Services	14,084	NM
IT Services	19,620	NM
Media	8,522,612	15.3%
Multiline Retail	1,496,449	2.7%
Professional Services	345,050	0.6%
Road & Rail	150,925	0.3%
Specialty Retail	6,435,006	11.5%
Other **	20,787,434	37.2%
Total	$55,903,607	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (74.2%)
ACE, Ltd. (Insurance)	956	$108,544
Affiliated Managers Group, Inc.* (Capital Markets)	177	31,906
Aflac, Inc. (Insurance)	1,303	83,066
Alexander & Baldwin, Inc. (Real Estate Management & Development)	142	5,359
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	203	18,217
Alleghany Corp.* (Insurance)	66	32,754
Allied World Assurance Company Holdings, A.G. (Insurance)	280	10,181
Ally Financial, Inc.* (Consumer Finance)	1,334	26,573
American Campus Communities, Inc. (Real Estate Investment Trusts)	321	13,023
American Capital Agency Corp. (Real Estate Investment Trusts)	1,060	18,900
American Express Co. (Consumer Finance)	2,562	187,692
American Financial Group, Inc. (Insurance)	201	14,510
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	454	7,491
American International Group, Inc. (Insurance)	3,915	246,881
American Tower Corp. (Real Estate Investment Trusts)	1,272	130,037
Ameriprise Financial, Inc. (Capital Markets)	546	62,987
AmTrust Financial Services, Inc. (Insurance)	109	7,436
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	2,866	28,517
Aon PLC (Insurance)	871	81,273
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	455	17,831
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	455	8,973
Arch Capital Group, Ltd.* (Insurance)	363	27,185
Arthur J. Gallagher & Co. (Insurance)	530	23,177
Aspen Insurance Holdings, Ltd. (Insurance)	204	9,916
Associated Banc-Corp. (Banks)	478	9,245
Assurant, Inc. (Insurance)	181	14,757
Assured Guaranty, Ltd. (Insurance)	462	12,677
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	406	70,981
Axis Capital Holdings, Ltd. (Insurance)	321	17,334
BancorpSouth, Inc. (Banks)	265	6,606
Bank of America Corp. (Banks)	31,662	531,288
Bank of Hawaii Corp. (Banks)	132	8,643
Bank of the Ozarks, Inc. (Banks)	227	11,355
BankUnited, Inc. (Banks)	332	12,344
BB&T Corp. (Banks)	2,363	87,785
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	5,689	773,817
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	596	13,952
BlackRock, Inc. (Capital Markets)	386	135,860
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	290	7,981
BOK Financial Corp. (Banks)	88	5,912
Boston Properties, Inc. (Real Estate Investment Trusts)	444	55,877
Brandywine Realty Trust (Real Estate Investment Trusts)	552	7,452
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	512	13,117
Brown & Brown, Inc. (Insurance)	340	10,972
Camden Property Trust (Real Estate Investment Trusts)	263	19,407
Capital One Financial Corp. (Consumer Finance)	1,621	127,897
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	383	4,971
Care Capital Properties, Inc. (Real Estate Investment Trusts)	246	8,106
Cathay General Bancorp (Banks)	222	6,949
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	436	6,357
CBOE Holdings, Inc. (Diversified Financial Services)	247	16,559
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	864	32,211
Chimera Investment Corp. (Real Estate Investment Trusts)	611	8,603
Cincinnati Financial Corp. (Insurance)	467	28,127
CIT Group, Inc. (Banks)	529	22,747
Citigroup, Inc. (Banks)	9,097	483,687
Citizens Financial Group, Inc. (Banks)	1,235	30,011
CME Group, Inc. (Diversified Financial Services)	1,014	95,792
CNO Financial Group, Inc. (Insurance)	604	11,603
Colony Capital, Inc. (Real Estate Investment Trusts)	321	6,529
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	374	9,290
Comerica, Inc. (Banks)	544	23,610
Commerce Bancshares, Inc. (Banks)	236	10,750
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	354	7,112
Corporate Office Properties Trust (Real Estate Investment Trusts)	295	6,785
Corrections Corp. of America (Real Estate Investment Trusts)	341	9,719
Cousins Properties, Inc. (Real Estate Investment Trusts)	612	6,144
Crown Castle International Corp. (Real Estate Investment Trusts)	997	85,204
CubeSmart (Real Estate Investment Trusts)	496	13,799
Cullen/Frost Bankers, Inc. (Banks)	182	12,456
CYS Investments, Inc. (Real Estate Investment Trusts)	457	3,528
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	270	10,022
DDR Corp. (Real Estate Investment Trusts)	923	15,506
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	591	6,903
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	418	30,915
Discover Financial Services (Consumer Finance)	1,322	74,323
Douglas Emmett, Inc. (Real Estate Investment Trusts)	431	13,167

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Duke Realty Corp. (Real Estate Investment Trusts)	1,045	$21,632
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	175	5,616
E*TRADE Financial Corp.* (Capital Markets)	865	24,661
East West Bancorp, Inc. (Banks)	451	18,216
EastGroup Properties, Inc. (Real Estate Investment Trusts)	85	4,774
Eaton Vance Corp. (Capital Markets)	342	12,350
Endurance Specialty Holdings, Ltd. (Insurance)	203	12,815
EPR Properties (Real Estate Investment Trusts)	191	10,851
Equinix, Inc. (Real Estate Investment Trusts)	188	55,776
Equity Commonwealth* (Real Estate Investment Trusts)	393	11,283
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	235	14,213
Equity Residential (Real Estate Investment Trusts)	1,123	86,830
Erie Indemnity Co. - Class A (Insurance)	51	4,460
Essex Property Trust, Inc. (Real Estate Investment Trusts)	176	38,797
Everest Re Group, Ltd. (Insurance)	135	24,026
Extra Space Storage, Inc. (Real Estate Investment Trusts)	364	28,843
F.N.B. Corp. (Banks)	533	7,180
FactSet Research Systems, Inc. (Software)	125	21,890
Federal Realty Investment Trust (Real Estate Investment Trusts)	190	27,263
Federated Investors, Inc. - Class B (Capital Markets)	298	9,158
Fifth Third Bancorp (Banks)	2,412	45,949
Financial Engines, Inc. (Capital Markets)	166	5,339
First American Financial Corp. (Insurance)	306	11,668
First Financial Bankshares, Inc. (Banks)	218	7,251
First Horizon National Corp. (Banks)	730	10,348
First Niagara Financial Group, Inc. (Banks)	1,085	11,230
First Republic Bank (Banks)	444	28,998
FirstMerit Corp. (Banks)	494	9,282
FNF Group (Insurance)	869	30,658
FNFV Group* (Diversified Financial Services)	228	2,563
Forest City Enterprises, Inc.* - Class A (Real Estate Management & Development)	621	13,724
Franklin Resources, Inc. (Capital Markets)	1,168	47,608
Fulton Financial Corp. (Banks)	532	7,139
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	283	8,255
General Growth Properties, Inc. (Real Estate Investment Trusts)	1,747	50,576
Genworth Financial, Inc.* - Class A (Insurance)	1,483	6,940
Glacier Bancorp, Inc. (Banks)	217	5,937
Hancock Holding Co. (Banks)	227	6,265
Hartford Financial Services Group, Inc. (Insurance)	1,237	57,224
Hatteras Financial Corp. (Real Estate Investment Trusts)	303	4,336
HCP, Inc. (Real Estate Investment Trusts)	1,387	51,596
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	320	8,435
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	382	10,050
Highwoods Properties, Inc. (Real Estate Investment Trusts)	294	12,774
Hospitality Properties Trust (Real Estate Investment Trusts)	435	11,675
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,293	39,738
Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	1,466	14,836
Huntington Bancshares, Inc. (Banks)	2,412	26,460
IBERIABANK Corp. (Banks)	91	5,517
Intercontinental Exchange, Inc. (Diversified Financial Services)	313	79,001
International Bancshares Corp. (Banks)	183	4,932
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	366	4,410
Invesco, Ltd. (Capital Markets)	1,294	42,922
Investors Bancorp, Inc. (Banks)	1,101	13,774
Iron Mountain, Inc. (Real Estate Investment Trusts)	602	18,445
Janus Capital Group, Inc. (Capital Markets)	466	7,237
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	138	23,006
JPMorgan Chase & Co. (Banks)	11,177	718,122
Kemper Corp. (Insurance)	154	5,501
KeyCorp (Banks)	2,520	31,298
Kilroy Realty Corp. (Real Estate Investment Trusts)	286	18,830
Kimco Realty Corp. (Real Estate Investment Trusts)	1,230	32,927
Kite Realty Group Trust (Real Estate Investment Trusts)	249	6,576
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	243	13,712
LaSalle Hotel Properties (Real Estate Investment Trusts)	324	9,529
Lazard, Ltd. - Class A (Capital Markets)	393	18,204
Legg Mason, Inc. (Capital Markets)	310	13,873
LendingClub Corp.* (Consumer Finance)	614	8,707
Lexington Realty Trust (Real Estate Investment Trusts)	640	5,658
Liberty Property Trust (Real Estate Investment Trusts)	476	16,194
Lincoln National Corp. (Insurance)	751	40,186
Loews Corp. (Insurance)	851	31,027
LPL Financial Holdings, Inc. (Capital Markets)	243	10,352
M&T Bank Corp. (Banks)	407	48,779
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	273	5,940
Markel Corp.* (Insurance)	58	50,344

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MarketAxess Holdings, Inc. (Diversified Financial Services)	106	$10,739
Marsh & McLennan Cos., Inc. (Insurance)	1,617	90,132
MasterCard, Inc. - Class A (IT Services)	3,026	299,544
MB Financial, Inc. (Banks)	193	6,222
McGraw Hill Financial, Inc. (Diversified Financial Services)	840	77,818
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	728	8,226
Mercury General Corp. (Insurance)	103	5,563
MetLife, Inc. (Insurance)	3,374	169,983
MFA Financial, Inc. (Real Estate Investment Trusts)	1,101	7,619
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,022	9,607
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	216	18,401
Moody’s Corp. (Diversified Financial Services)	529	50,869
Morgan Stanley (Capital Markets)	4,626	152,518
MSCI, Inc. - Class A (Diversified Financial Services)	312	20,904
National Retail Properties, Inc. (Real Estate Investment Trusts)	412	15,656
Navient Corp. (Consumer Finance)	1,116	14,720
New Residential Investment Corp. (Real Estate Investment Trusts)	714	8,661
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,359	22,451
Northern Trust Corp. (Capital Markets)	666	46,880
NorthStar Asset Management Group, Inc. (Capital Markets)	571	8,354
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	1,126	13,523
Old Republic International Corp. (Insurance)	712	12,844
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	477	16,466
Outfront Media, Inc. (Real Estate Investment Trusts)	425	10,034
PacWest Bancorp (Banks)	330	14,863
Paramount Group, Inc. (Real Estate Investment Trusts)	501	8,903
PartnerRe, Ltd. (Insurance)	150	20,850
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	201	6,870
People’s United Financial, Inc. (Banks)	947	15,105
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	434	8,411
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	531	21,633
PNC Financial Services Group, Inc. (Banks)	1,550	139,903
Popular, Inc. (Banks)	332	9,817
Post Properties, Inc. (Real Estate Investment Trusts)	178	10,634
Potlatch Corp. (Real Estate Investment Trusts)	120	3,749
PRA Group, Inc.* (Consumer Finance)	152	8,330
Primerica, Inc. (Insurance)	157	7,478
Principal Financial Group, Inc. (Insurance)	846	42,435
PrivateBancorp, Inc. (Banks)	230	9,621
ProAssurance Corp. (Insurance)	174	9,215
Prologis, Inc. (Real Estate Investment Trusts)	1,593	68,069
Prosperity Bancshares, Inc. (Banks)	176	9,043
Prudential Financial, Inc. (Insurance)	1,387	114,428
Public Storage (Real Estate Investment Trusts)	464	106,469
Radian Group, Inc. (Thrifts & Mortgage Finance)	623	9,015
Raymond James Financial, Inc. (Capital Markets)	386	21,272
Rayonier, Inc. (Real Estate Investment Trusts)	377	8,539
Realogy Holdings Corp.* (Real Estate Management & Development)	463	18,103
Realty Income Corp. (Real Estate Investment Trusts)	758	37,491
Redwood Trust, Inc. (Real Estate Investment Trusts)	253	3,360
Regency Centers Corp. (Real Estate Investment Trusts)	294	19,980
Regions Financial Corp. (Banks)	3,995	37,353
Reinsurance Group of America, Inc. (Insurance)	179	16,153
RenaissanceRe Holdings, Ltd. (Insurance)	142	15,567
Retail Properties of America, Inc. (Real Estate Investment Trusts)	694	10,389
RLI Corp. (Insurance)	108	6,572
RLJ Lodging Trust (Real Estate Investment Trusts)	397	9,961
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	164	8,626
Santander Consumer USA Holdings, Inc.* (Consumer Finance)	348	6,267
SEI Investments Co. (Capital Markets)	433	22,438
Senior Housing Properties Trust (Real Estate Investment Trusts)	695	10,557
Signature Bank* (Banks)	163	24,274
Simon Property Group, Inc. (Real Estate Investment Trusts)	945	190,380
SL Green Realty Corp. (Real Estate Investment Trusts)	316	37,484
SLM Corp.* (Consumer Finance)	1,283	9,058
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	100	9,987
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	1,347	13,712
StanCorp Financial Group, Inc. (Insurance)	127	14,569
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	699	14,043
State Street Corp. (Capital Markets)	1,257	86,733
Stifel Financial Corp.* (Capital Markets)	191	8,486
Strategic Hotels & Resorts, Inc.* (Real Estate Investment Trusts)	852	12,013
Sun Communities, Inc. (Real Estate Investment Trusts)	175	11,729
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	624	9,023

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SunTrust Banks, Inc. (Banks)	1,568	$65,103
SVB Financial Group* (Banks)	165	20,142
Symetra Financial Corp. (Insurance)	298	9,456
Synchrony Financial* (Consumer Finance)	374	11,504
Synovus Financial Corp. (Banks)	402	12,715
T. Rowe Price Group, Inc. (Capital Markets)	772	58,379
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	301	10,520
Taubman Centers, Inc. (Real Estate Investment Trusts)	204	15,704
TCF Financial Corp. (Banks)	508	7,818
TD Ameritrade Holding Corp. (Capital Markets)	837	28,851
Texas Capital Bancshares, Inc.* (Banks)	142	7,838
The Allstate Corp. (Insurance)	1,225	75,803
The Bank of New York Mellon Corp. (Capital Markets)	3,332	138,777
The Charles Schwab Corp. (Capital Markets)	3,611	110,208
The Chubb Corp. (Insurance)	699	90,416
The GEO Group, Inc. (Real Estate Investment Trusts)	213	6,874
The Goldman Sachs Group, Inc. (Capital Markets)	1,234	231,374
The Hanover Insurance Group, Inc. (Insurance)	135	11,374
The Howard Hughes Corp.* (Real Estate Management & Development)	100	12,358
The Macerich Co. (Real Estate Investment Trusts)	413	34,998
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	345	19,972
The Progressive Corp. (Insurance)	1,753	58,077
The St Joe Co.* (Real Estate Management & Development)	221	4,380
The Travelers Cos., Inc. (Insurance)	952	107,471
The Western Union Co. (IT Services)	1,541	29,664
Torchmark Corp. (Insurance)	338	19,607
Trustmark Corp. (Banks)	184	4,422
Two Harbors Investment Corp. (Real Estate Investment Trusts)	1,089	9,213
U.S. Bancorp (Banks)	5,027	212,039
UDR, Inc. (Real Estate Investment Trusts)	796	27,430
UMB Financial Corp. (Banks)	125	6,135
Umpqua Holdings Corp. (Banks)	672	11,222
United Bankshares, Inc. (Banks)	220	8,701
Unum Group (Insurance)	733	25,398
Urban Edge Properties (Real Estate Investment Trusts)	286	6,790
Validus Holdings, Ltd. (Insurance)	249	11,031
Valley National Bancorp (Banks)	723	7,592
Ventas, Inc. (Real Estate Investment Trusts)	992	53,290
VEREIT, Inc. (Real Estate Investment Trusts)	2,738	22,616
Visa, Inc. - Class A (IT Services)	5,916	458,963
Vornado Realty Trust (Real Estate Investment Trusts)	541	54,398
Voya Financial, Inc. (Diversified Financial Services)	708	28,724
W.R. Berkley Corp. (Insurance)	312	17,419
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	251	9,272
Washington Federal, Inc. (Thrifts & Mortgage Finance)	293	7,307
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	186	5,024
Webster Financial Corp. (Banks)	284	10,536
Weingarten Realty Investors (Real Estate Investment Trusts)	328	11,729
Wells Fargo & Co. (Banks)	14,149	766,026
Welltower, Inc. (Real Estate Investment Trusts)	1,072	69,541
Western Alliance Bancorp* (Banks)	281	10,046
Weyerhaeuser Co. (Real Estate Investment Trusts)	1,552	45,520
White Mountains Insurance Group, Ltd. (Insurance)	25	19,750
Willis Group Holdings PLC (Insurance)	552	24,625
Wintrust Financial Corp. (Banks)	152	7,674
WisdomTree Investments, Inc. (Capital Markets)	330	6,346
WP Carey, Inc. (Real Estate Investment Trusts)	306	19,391
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	575	6,682
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	318	5,514
XL Group PLC (Insurance)	915	34,843
Zions Bancorp (Banks)	605	17,406
TOTAL COMMON STOCKS (Cost $7,511,380)		12,210,356

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $4,386,012	$4,386,000	4,386,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,386,000)		4,386,000
TOTAL INVESTMENT SECURITIES (Cost $11,897,380) - 100.9%		16,596,356
Net other assets (liabilities) - (0.9)%		(155,497)

NET ASSETS - 100.0%		$16,440,859

*                        Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $2,188,000.

See accompanying notes to schedules of portfolio investments.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Financials Index	Goldman Sachs International	11/23/15	0.66%	$6,209,183	$(56,542)
Dow Jones U.S. Financials Index	UBS AG	11/23/15	0.41%	6,246,344	(21,856)
				$12,455,527	$(78,398)

^                         Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Financials UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Banks	$3,711,681	22.6%
Capital Markets	1,352,345	8.2%
Consumer Finance	475,071	2.9%
Diversified Financial Services	1,176,758	7.2%
Insurance	2,046,301	12.4%
IT Services	788,171	4.8%
Real Estate Investment Trusts	2,460,811	15.0%
Real Estate Management & Development	109,141	0.7%
Software	21,890	0.1%
Thrifts & Mortgage Finance	68,187	0.4%
Other **	4,230,503	25.7%
Total	$16,440,859	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (79.6%)
Abbott Laboratories (Health Care Equipment & Supplies)	29,195	$1,307,936
AbbVie, Inc. (Pharmaceuticals)	32,442	1,931,921
ABIOMED, Inc.* (Health Care Equipment & Supplies)	767	56,497
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,071	65,770
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,538	53,553
Aetna, Inc. (Health Care Providers & Services)	6,823	783,144
Agios Pharmaceuticals, Inc.* (Biotechnology)	533	38,834
Akorn, Inc.* (Pharmaceuticals)	1,550	41,447
Alere, Inc.* (Health Care Equipment & Supplies)	1,674	77,205
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,425	778,800
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,434	93,870
Alkermes PLC* (Biotechnology)	2,950	212,164
Allergan PLC* (Pharmaceuticals)	7,731	2,384,782
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,445	124,198
Amgen, Inc. (Biotechnology)	14,864	2,351,188
AmSurg Corp.* (Health Care Providers & Services)	938	65,744
Anacor Pharmaceuticals, Inc.* (Biotechnology)	879	98,808
Anthem, Inc. (Health Care Providers & Services)	5,120	712,448
Bard (C.R.), Inc. (Health Care Equipment & Supplies)	1,464	272,816
Baxalta, Inc. (Biotechnology)	10,604	365,414
Baxter International, Inc. (Health Care Equipment & Supplies)	10,691	399,736
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	4,118	586,897
Biogen, Inc.* (Biotechnology)	4,371	1,269,819
BioMarin Pharmaceutical, Inc.* (Biotechnology)	3,164	370,315
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	413	57,605
Bio-Techne Corp. (Life Sciences Tools & Services)	733	64,651
Bluebird Bio, Inc.* (Biotechnology)	713	54,994
Boston Scientific Corp.* (Health Care Equipment & Supplies)	26,355	481,769
Bristol-Myers Squibb Co. (Pharmaceuticals)	32,668	2,154,455
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	3,630	75,903
Bruker Corp.* (Life Sciences Tools & Services)	2,199	40,396
Catalent, Inc.* (Pharmaceuticals)	1,909	50,741
Celgene Corp.* (Biotechnology)	15,489	1,900,655
Centene Corp.* (Health Care Providers & Services)	2,323	138,172
Cepheid* (Biotechnology)	1,410	47,094
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	901	58,781
Cigna Corp. (Health Care Providers & Services)	5,030	674,221
Clovis Oncology, Inc.* (Biotechnology)	643	64,242
Community Health Systems, Inc.* (Health Care Providers & Services)	2,302	64,548
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	3,322	257,488
DENTSPLY International, Inc. (Health Care Equipment & Supplies)	2,737	166,546
DexCom, Inc.* (Health Care Equipment & Supplies)	1,549	129,063
Dyax Corp.* (Biotechnology)	2,883	79,369
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,112	331,901
Eli Lilly & Co. (Pharmaceuticals)	19,137	1,561,005
Endo International PLC* (Pharmaceuticals)	4,077	244,579
Envision Healthcare Holdings, Inc.* (Health Care Providers & Services)	3,620	102,084
Express Scripts Holding Co.* (Health Care Providers & Services)	13,261	1,145,485
Gilead Sciences, Inc. (Biotechnology)	28,780	3,111,981
Haemonetics Corp.* (Health Care Equipment & Supplies)	992	33,510
Halozyme Therapeutics, Inc.* (Biotechnology)	2,155	33,726
Halyard Health, Inc.* (Health Care Equipment & Supplies)	898	26,653
HCA Holdings, Inc.* (Health Care Providers & Services)	6,273	431,520
Health Net, Inc.* (Health Care Providers & Services)	1,532	98,446
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,413	52,648
HealthSouth Corp. (Health Care Providers & Services)	1,801	62,729
Henry Schein, Inc.* (Health Care Providers & Services)	1,623	246,225
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,114	58,697
Hologic, Inc.* (Health Care Equipment & Supplies)	4,802	186,606
Horizon Pharma PLC* (Pharmaceuticals)	2,832	44,519
Humana, Inc. (Health Care Providers & Services)	2,922	521,957
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,813	124,408
Illumina, Inc.* (Life Sciences Tools & Services)	2,846	407,775
Impax Laboratories, Inc.* (Pharmaceuticals)	1,326	45,919
Incyte Corp.* (Biotechnology)	3,234	380,092
Intercept Pharmaceuticals, Inc.* (Biotechnology)	334	52,505
Intrexon Corp. (Biotechnology)	957	32,155
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	730	362,518
Isis Pharmaceuticals, Inc.* (Biotechnology)	2,343	112,815

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,224	$168,031
Johnson & Johnson (Pharmaceuticals)	54,284	5,484,314
Juno Therapeutics, Inc.* (Biotechnology)	1,379	71,377
Kite Pharma, Inc.* (Biotechnology)	749	50,969
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,959	240,448
LifePoint Health, Inc.* (Health Care Providers & Services)	849	58,479
Magellan Health, Inc.* (Health Care Providers & Services)	508	27,127
Mallinckrodt PLC* (Pharmaceuticals)	2,285	150,056
MannKind Corp.* (Biotechnology)	5,223	17,288
Medivation, Inc.* (Biotechnology)	3,082	129,629
MEDNAX, Inc.* (Health Care Providers & Services)	1,859	131,004
Medtronic PLC (Health Care Equipment & Supplies)	27,731	2,049,876
Merck & Co., Inc. (Pharmaceuticals)	55,202	3,017,341
Molina Healthcare, Inc.* (Health Care Providers & Services)	817	50,654
Mylan NV* (Pharmaceuticals)	8,113	357,702
Myriad Genetics, Inc.* (Biotechnology)	1,359	54,863
Neurocrine Biosciences, Inc.* (Biotechnology)	1,570	77,071
Novavax, Inc.* (Biotechnology)	5,263	35,525
NuVasive, Inc.* (Health Care Equipment & Supplies)	949	44,755
OPKO Health, Inc.* (Biotechnology)	6,250	59,063
Owens & Minor, Inc. (Health Care Providers & Services)	1,216	43,594
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	722	36,064
PAREXEL International Corp.* (Life Sciences Tools & Services)	1,091	68,864
Patterson Cos., Inc. (Health Care Providers & Services)	1,699	80,533
Perrigo Co. PLC (Pharmaceuticals)	2,881	454,449
Pfizer, Inc. (Pharmaceuticals)	120,842	4,086,876
Portola Pharmaceuticals, Inc.* (Biotechnology)	1,030	49,038
Puma Biotechnology, Inc.* (Biotechnology)	439	36,182
Quest Diagnostics, Inc. (Health Care Providers & Services)	2,820	191,619
Quintiles Transnational Holdings, Inc.* (Life Sciences Tools & Services)	1,895	120,617
Radius Health, Inc.* (Biotechnology)	659	42,328
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,533	854,479
ResMed, Inc. (Health Care Equipment & Supplies)	2,753	158,600
Seattle Genetics, Inc.* (Biotechnology)	2,067	85,760
Sirona Dental Systems, Inc.* (Health Care Equipment & Supplies)	1,103	120,370
St. Jude Medical, Inc. (Health Care Equipment & Supplies)	5,522	352,359
STERIS Corp. (Health Care Equipment & Supplies)	1,664	124,717
Stryker Corp. (Health Care Equipment & Supplies)	6,198	592,653
Team Health Holdings, Inc.* (Health Care Providers & Services)	1,425	85,030
Teleflex, Inc. (Health Care Equipment & Supplies)	832	110,656
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,936	60,732
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	942	143,523
Theravance, Inc. (Pharmaceuticals)	1,591	13,969
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	7,793	1,019,168
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	678	67,359
United Therapeutics Corp.* (Biotechnology)	874	128,155
UnitedHealth Group, Inc. (Health Care Providers & Services)	18,696	2,202,015
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	1,807	220,617
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,917	150,542
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,790	597,505
Waters Corp.* (Life Sciences Tools & Services)	1,598	204,224
WellCare Health Plans, Inc.* (Health Care Providers & Services)	841	74,513
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,415	84,914
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	3,335	348,741
Zoetis, Inc. (Pharmaceuticals)	9,000	387,090
TOTAL COMMON STOCKS (Cost $43,577,855)		56,489,884

	Principal Amount	Value
Repurchase Agreements(a)(b)(17.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $12,269,034	$12,269,000	12,269,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,269,000)		12,269,000
TOTAL INVESTMENT SECURITIES (Cost $55,846,855) - 96.9%		68,758,884
Net other assets (liabilities) - 3.1%		2,165,499

NET ASSETS - 100.0%		$70,924,383

*                        Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $9,881,000.

See accompanying notes to schedules of portfolio investments.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Health Care Index	Goldman Sachs International	11/23/15	0.66%	$23,996,959	$749,747
Dow Jones U.S. Health Care Index	UBS AG	11/23/15	0.46%	26,025,584	905,708
				$50,022,543	$1,655,455

^                         Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Biotechnology	$13,889,312	19.6%
Commercial Services & Supplies	52,648	0.1%
Health Care Equipment & Supplies	8,978,334	12.7%
Health Care Providers & Services	8,912,249	12.6%
Life Sciences Tools & Services	2,042,081	2.9%
Pharmaceuticals	22,615,260	31.7%
Other **	14,434,499	20.4%
Total	$70,924,383	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (61.2%)
3M Co. (Industrial Conglomerates)	869	$136,615
A.O. Smith Corp. (Building Products)	106	8,143
Accenture PLC - Class A (IT Services)	869	93,157
Actuant Corp. - Class A (Machinery)	83	1,892
Acuity Brands, Inc. (Electrical Equipment)	60	13,116
AECOM* (Construction & Engineering)	211	6,218
AGCO Corp. (Machinery)	104	5,033
Agilent Technologies, Inc. (Life Sciences Tools & Services)	462	17,445
Air Lease Corp. (Trading Companies & Distributors)	132	4,450
Allegion PLC (Building Products)	133	8,668
Alliance Data Systems Corp.* (IT Services)	85	25,271
Allison Transmission Holdings, Inc. (Machinery)	245	7,032
AMETEK, Inc. (Electrical Equipment)	337	18,474
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	430	23,315
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	40	2,743
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	55	2,272
AptarGroup, Inc. (Containers & Packaging)	87	6,400
Armstrong World Industries, Inc.* (Building Products)	67	3,325
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	131	7,204
Automatic Data Processing, Inc. (IT Services)	649	56,457
Avery Dennison Corp. (Containers & Packaging)	128	8,316
Avnet, Inc. (Electronic Equipment, Instruments & Components)	187	8,495
Ball Corp. (Containers & Packaging)	192	13,152
BE Aerospace, Inc. (Aerospace & Defense)	148	6,949
Belden, Inc. (Electronic Equipment, Instruments & Components)	59	3,778
Bemis Co., Inc. (Containers & Packaging)	135	6,180
Berry Plastics Group, Inc.* (Containers & Packaging)	167	5,595
Booz Allen Hamilton Holding Corp. (IT Services)	136	4,007
Broadridge Financial Solutions, Inc. (IT Services)	164	9,771
BWX Technologies, Inc. (Aerospace & Defense)	149	4,217
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	198	13,737
Carlisle Cos., Inc. (Industrial Conglomerates)	91	7,917
Caterpillar, Inc. (Machinery)	838	61,165
CEB, Inc. (Professional Services)	46	3,439
Chicago Bridge & Iron Co. N.V. (Construction & Engineering)	133	5,968
Cintas Corp. (Commercial Services & Supplies)	125	11,636
CLARCOR, Inc. (Machinery)	70	3,490
Clean Harbors, Inc.* (Commercial Services & Supplies)	74	3,440
Cognex Corp. (Electronic Equipment, Instruments & Components)	122	4,587
Colfax Corp.* (Machinery)	140	3,774
Convergys Corp. (IT Services)	136	3,491
CoreLogic, Inc.* (IT Services)	124	4,834
CoStar Group, Inc.* (Internet Software & Services)	45	9,138
Covanta Holding Corp. (Commercial Services & Supplies)	185	3,101
Crane Co. (Machinery)	68	3,580
Crown Holdings, Inc.* (Containers & Packaging)	194	10,290
CSX Corp. (Road & Rail)	1,369	36,950
Cummins, Inc. (Machinery)	231	23,911
Curtiss-Wright Corp. (Aerospace & Defense)	65	4,521
Danaher Corp. (Industrial Conglomerates)	828	77,261
Deere & Co. (Machinery)	434	33,852
Deluxe Corp. (Commercial Services & Supplies)	69	4,109
DigitalGlobe, Inc.* (Aerospace & Defense)	92	1,374
Donaldson Co., Inc. (Machinery)	175	5,285
Dover Corp. (Machinery)	218	14,046
Eagle Materials, Inc. (Construction Materials)	70	4,622
Eaton Corp. PLC (Electrical Equipment)	651	36,397
EMCOR Group, Inc. (Construction & Engineering)	87	4,200
Emerson Electric Co. (Electrical Equipment)	915	43,216
EnerSys (Electrical Equipment)	64	3,903
Equifax, Inc. (Professional Services)	164	17,478
Essendant, Inc. (Commercial Services & Supplies)	53	1,832
Esterline Technologies Corp.* (Aerospace & Defense)	43	3,313
Euronet Worldwide, Inc.* (IT Services)	69	5,537
Expeditors International of Washington, Inc. (Air Freight & Logistics)	263	13,095
Fastenal Co. (Trading Companies & Distributors)	403	15,781
FedEx Corp. (Air Freight & Logistics)	366	57,114
FEI Co. (Electronic Equipment, Instruments & Components)	58	4,187
Fidelity National Information Services, Inc. (IT Services)	392	28,585
Fiserv, Inc.* (IT Services)	326	31,462
FleetCor Technologies, Inc.* (IT Services)	108	15,645
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	195	5,201
Flowserve Corp. (Machinery)	186	8,623
Fluor Corp. (Construction & Engineering)	202	9,659
Fortune Brands Home & Security, Inc. (Building Products)	222	11,617
FTI Consulting, Inc.* (Professional Services)	58	1,973
GATX Corp. (Trading Companies & Distributors)	60	2,802
Generac Holdings, Inc.* (Electrical Equipment)	96	3,030

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
General Dynamics Corp. (Aerospace & Defense)	422	$62,701
General Electric Co. (Industrial Conglomerates)	14,051	406,355
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	74	4,965
Genpact, Ltd.* (IT Services)	222	5,501
Global Payments, Inc. (IT Services)	91	12,413
Graco, Inc. (Machinery)	80	5,872
Graphic Packaging Holding Co. (Containers & Packaging)	458	6,485
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	255	7,596
Hexcel Corp. (Aerospace & Defense)	134	6,207
Hillenbrand, Inc. (Machinery)	88	2,611
Honeywell International, Inc. (Aerospace & Defense)	1,088	112,368
Hub Group, Inc.* - Class A (Air Freight & Logistics)	50	1,999
Hubbell, Inc. - Class A (Electrical Equipment)	5	595
Hubbell, Inc. - Class B (Electrical Equipment)	70	6,780
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	66	7,916
IDEX Corp. (Machinery)	108	8,290
Illinois Tool Works, Inc. (Machinery)	459	42,200
Ingersoll-Rand PLC (Machinery)	370	21,926
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	50	4,131
Itron, Inc.* (Electronic Equipment, Instruments & Components)	53	1,947
ITT Corp. (Machinery)	125	4,948
J.B. Hunt Transport Services, Inc. (Road & Rail)	128	9,775
Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	270	6,205
Jack Henry & Associates, Inc. (IT Services)	113	8,739
Jacobs Engineering Group, Inc.* (Construction & Engineering)	172	6,904
Joy Global, Inc. (Machinery)	135	2,319
Kansas City Southern (Road & Rail)	153	12,662
KBR, Inc. (Construction & Engineering)	201	3,706
Kennametal, Inc. (Machinery)	111	3,121
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	235	7,774
Kirby Corp.* (Marine)	76	4,962
KLX, Inc.* (Aerospace & Defense)	73	2,855
Knowles Corp.* (Electronic Equipment, Instruments & Components)	123	2,049
L-3 Communications Holdings, Inc. (Aerospace & Defense)	112	14,157
Landstar System, Inc. (Road & Rail)	60	3,782
Lennox International, Inc. (Building Products)	55	7,305
Lincoln Electric Holdings, Inc. (Machinery)	95	5,682
LinkedIn Corp.* - Class A (Internet Software & Services)	159	38,298
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	32	3,198
Lockheed Martin Corp. (Aerospace & Defense)	372	81,777
Louisiana-Pacific Corp.* (Paper & Forest Products)	199	3,514
Macquarie Infrastructure Corp. (Transportation Infrastructure)	103	8,194
ManpowerGroup, Inc. (Professional Services)	107	9,820
Martin Marietta Materials, Inc. (Construction Materials)	93	14,429
Masco Corp. (Building Products)	479	13,890
MAXIMUS, Inc. (IT Services)	92	6,274
MDU Resources Group, Inc. (Multi-Utilities)	272	5,130
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	39	12,129
Moog, Inc.* - Class A (Aerospace & Defense)	47	2,903
MRC Global, Inc.* (Trading Companies & Distributors)	142	1,690
MSA Safety, Inc. (Commercial Services & Supplies)	44	1,913
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	67	4,206
Mueller Industries, Inc. (Machinery)	79	2,490
National Instruments Corp. (Electronic Equipment, Instruments & Components)	141	4,296
Navistar International Corp.* (Machinery)	92	1,132
NeuStar, Inc.* - Class A (IT Services)	76	2,066
Nordson Corp. (Machinery)	79	5,628
Norfolk Southern Corp. (Road & Rail)	419	33,533
Northrop Grumman Corp. (Aerospace & Defense)	261	49,003
NOW, Inc.* (Trading Companies & Distributors)	149	2,460
Old Dominion Freight Line, Inc.* (Road & Rail)	97	6,008
Orbital ATK, Inc. (Aerospace & Defense)	82	7,021
Oshkosh Corp. (Machinery)	109	4,479
Owens Corning (Building Products)	163	7,421
Owens-Illinois, Inc.* (Containers & Packaging)	223	4,806
PACCAR, Inc. (Machinery)	494	26,009
Packaging Corp. of America (Containers & Packaging)	136	9,309
Parker-Hannifin Corp. (Machinery)	193	20,207
Paychex, Inc. (IT Services)	448	23,108
PayPal Holdings, Inc.* (Internet Software & Services)	1,543	55,564
Pentair PLC (Machinery)	250	13,980
PerkinElmer, Inc. (Life Sciences Tools & Services)	158	8,159
Precision Castparts Corp. (Aerospace & Defense)	192	44,316
Quanta Services, Inc.* (Construction & Engineering)	284	5,711
R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	291	4,909

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Raytheon Co. (Aerospace & Defense)	422	$49,543
Regal Beloit Corp. (Electrical Equipment)	62	3,955
Republic Services, Inc. (Commercial Services & Supplies)	335	14,653
Robert Half International, Inc. (Professional Services)	187	9,847
Rockwell Automation, Inc. (Electrical Equipment)	187	20,413
Rockwell Collins, Inc. (Aerospace & Defense)	183	15,870
Roper Technologies, Inc. (Industrial Conglomerates)	140	26,089
Ryder System, Inc. (Road & Rail)	74	5,312
Sabre Corp. (IT Services)	187	5,483
Sealed Air Corp. (Containers & Packaging)	287	14,097
Sensata Technologies Holding N.V.* (Electrical Equipment)	236	11,349
Silgan Holdings, Inc. (Containers & Packaging)	56	2,849
Sonoco Products Co. (Containers & Packaging)	140	5,977
Spirit AeroSystems Holdings, Inc.* - Class A (Aerospace & Defense)	177	9,335
SPX Corp. (Machinery)	57	698
SPX FLOW, Inc.* (Machinery)	57	1,932
Stericycle, Inc.* (Commercial Services & Supplies)	118	14,322
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	560	36,085
Teledyne Technologies, Inc.* (Aerospace & Defense)	49	4,372
Terex Corp. (Machinery)	151	3,029
Tetra Tech, Inc. (Commercial Services & Supplies)	84	2,260
Textron, Inc. (Aerospace & Defense)	385	16,235
The ADT Corp. (Commercial Services & Supplies)	236	7,797
The Advisory Board Co.* (Professional Services)	59	2,586
The Boeing Co. (Aerospace & Defense)	889	131,633
The Manitowoc Co., Inc. (Machinery)	190	2,907
The Sherwin-Williams Co. (Chemicals)	111	29,618
The Timken Co. (Machinery)	103	3,255
The Toro Co. (Machinery)	76	5,721
The Valspar Corp. (Chemicals)	103	8,338
Total System Services, Inc. (IT Services)	235	12,326
Towers Watson & Co. - Class A (Professional Services)	97	11,985
TransDigm Group, Inc.* (Aerospace & Defense)	74	16,269
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	358	8,145
Trinity Industries, Inc. (Machinery)	215	5,820
Triumph Group, Inc. (Aerospace & Defense)	68	3,167
Tyco International PLC (Commercial Services & Supplies)	586	21,354
Union Pacific Corp. (Road & Rail)	1,207	107,846
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	972	100,135
United Rentals, Inc.* (Trading Companies & Distributors)	132	9,882
United Technologies Corp. (Aerospace & Defense)	1,153	113,466
USG Corp.* (Building Products)	126	2,970
Valmont Industries, Inc. (Machinery)	33	3,579
Verisk Analytics, Inc.* - Class A (Professional Services)	216	15,468
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	189	2,003
Vulcan Materials Co. (Construction Materials)	185	17,867
W.W. Grainger, Inc. (Trading Companies & Distributors)	84	17,639
Wabtec Corp. (Machinery)	134	11,105
Waste Connections, Inc. (Commercial Services & Supplies)	172	9,371
Waste Management, Inc. (Commercial Services & Supplies)	585	31,449
Watsco, Inc. (Trading Companies & Distributors)	36	4,429
WESCO International, Inc.* (Trading Companies & Distributors)	60	2,936
WestRock Co. (Containers & Packaging)	365	19,622
WEX, Inc.* (IT Services)	53	4,765
Woodward, Inc. (Machinery)	80	3,640
Xerox Corp. (IT Services)	1,398	13,127
XPO Logistics, Inc.* (Air Freight & Logistics)	97	2,693
Xylem, Inc. (Machinery)	252	9,175
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	72	5,537
TOTAL COMMON STOCKS (Cost $2,327,462)		3,639,971

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.2%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $2,270,006	$2,270,000	2,270,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,270,000)		2,270,000
TOTAL INVESTMENT SECURITIES (Cost $4,597,462) - 99.4%		5,909,971
Net other assets (liabilities) - 0.6%		32,692

NET ASSETS - 100.0%		$5,942,663

*                        Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $1,083,000.

See accompanying notes to schedules of portfolio investments.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Industrials Index	Goldman Sachs International	11/23/15	0.66%	$2,550,746	$(2,338)
Dow Jones U.S. Industrials Index	UBS AG	11/23/15	0.46%	2,722,381	(3,679)
				$5,273,127	$(6,017)

^                         Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Industrials UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Aerospace & Defense	$771,488	13.0%
Air Freight & Logistics	188,773	3.2%
Building Products	63,339	1.1%
Chemicals	37,956	0.6%
Commercial Services & Supplies	132,146	2.2%
Construction & Engineering	42,366	0.7%
Construction Materials	36,918	0.6%
Containers & Packaging	113,078	1.9%
Electrical Equipment	161,228	2.7%
Electronic Equipment, Instruments & Components	140,880	2.4%
Industrial Conglomerates	654,237	11.0%
Internet Software & Services	103,000	1.7%
IT Services	372,019	6.3%
Life Sciences Tools & Services	37,733	0.6%
Machinery	393,438	6.6%
Marine	4,962	0.1%
Multi-Utilities	5,130	0.1%
Paper & Forest Products	3,514	0.1%
Professional Services	72,596	1.2%
Road & Rail	220,833	3.7%
Trading Companies & Distributors	76,143	1.3%
Transportation Infrastructure	8,194	0.1%
Other **	2,302,692	38.8%
Total	$5,942,663	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (62.8%)
Akamai Technologies, Inc.* (Internet Software & Services)	20,913	$1,271,929
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	50,956	716,441
Alphabet, Inc.* - Class A (Internet Software & Services)	4,306	3,175,201
Alphabet, Inc.* - Class C (Internet Software & Services)	4,384	3,116,191
Amazon.com, Inc.* (Internet & Catalog Retail)	10,591	6,628,908
Bazaarvoice, Inc.* (Internet Software & Services)	47,646	211,072
Blucora, Inc.* (Internet Software & Services)	23,607	231,349
Citrix Systems, Inc.* (Software)	20,515	1,684,282
Cornerstone OnDemand, Inc.* (Internet Software & Services)	15,334	483,021
Demandware, Inc.* (Internet Software & Services)	10,682	605,669
E*TRADE Financial Corp.* (Capital Markets)	44,093	1,257,091
EarthLink Holdings Corp. (Internet Software & Services)	46,508	397,643
eBay, Inc.* (Internet Software & Services)	87,952	2,453,861
Ebix, Inc. (Software)	13,260	367,700
Endurance International Group Holdings, Inc.* (Internet Software & Services)	27,333	364,349
Expedia, Inc. (Internet & Catalog Retail)	12,661	1,725,694
Facebook, Inc.* - Class A (Internet Software & Services)	60,389	6,157,866
Groupon, Inc.* (Internet & Catalog Retail)	144,478	536,013
IAC/InterActiveCorp (Internet Software & Services)	14,165	949,197
j2 Global, Inc. (Internet Software & Services)	11,039	856,074
Juniper Networks, Inc. (Communications Equipment)	50,338	1,580,109
LinkedIn Corp.* - Class A (Internet Software & Services)	10,563	2,544,310
Netflix, Inc.* (Internet & Catalog Retail)	27,872	3,020,767
NETGEAR, Inc.* (Communications Equipment)	14,109	584,113
NetSuite, Inc.* (Software)	8,762	745,383
Pandora Media, Inc.* (Internet Software & Services)	44,185	508,569
PayPal Holdings, Inc.* (Internet Software & Services)	76,360	2,749,724
Rackspace Hosting, Inc.* (Internet Software & Services)	26,767	691,927
salesforce.com, Inc.* (Software)	40,241	3,127,128
Sonus Networks, Inc.* (Communications Equipment)	37,547	248,186
TD Ameritrade Holding Corp. (Capital Markets)	38,390	1,323,304
TripAdvisor, Inc.* (Internet & Catalog Retail)	17,432	1,460,453
TrueCar, Inc.* (Internet Software & Services)	42,793	262,749
Twitter, Inc.* (Internet Software & Services)	61,513	1,750,660
Veeva Systems, Inc.* - Class A (Health Care Technology)	23,910	606,597
VeriSign, Inc.* (Internet Software & Services)	16,262	1,310,717
VirnetX Holding Corp.* (Software)	50,199	190,756
Vonage Holdings Corp.* (Diversified Telecommunication Services)	77,265	468,999
Web.com Group, Inc.* (Internet Software & Services)	20,419	479,234
Yahoo!, Inc.* (Internet Software & Services)	70,399	2,507,612
TOTAL COMMON STOCKS (Cost $38,508,776)		59,350,848

	Principal Amount	Value
Repurchase Agreements(a)(b)(37.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $35,499,097	$35,499,000	35,499,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,499,000)		35,499,000
TOTAL INVESTMENT SECURITIES (Cost $74,007,776) - 100.3%		94,849,848
Net other assets (liabilities) - (0.3)%		(252,410)

NET ASSETS - 100.0%		$94,597,438

*                        Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $16,978,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	11/23/15	0.66%	$45,156,248	$528,825
Dow Jones Internet Composite Index	UBS AG	11/23/15	0.46%	37,453,429	469,841
				$82,609,677	$998,666

^                         Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Internet UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Capital Markets	$2,580,395	2.7%
Communications Equipment	2,412,408	2.6%
Diversified Telecommunication Services	468,999	0.5%
Health Care Technology	1,323,038	1.4%
Internet & Catalog Retail	13,371,835	14.1%
Internet Software & Services	33,078,924	35.0%
Software	6,115,249	6.5%
Other **	35,246,590	37.2%
Total	$94,597,438	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (52.0%)
SBA Communications Corp.* - Class A (Wireless Telecommunication Services)	14,314	$1,703,651
Sprint Corp.* (Wireless Telecommunication Services)	88,787	419,963
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	10,551	302,181
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	31,010	1,174,969
TOTAL COMMON STOCKS (Cost $2,248,478)		3,600,764

	Principal Amount	Value
Repurchase Agreements(a)(b)(48.9%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $3,382,009	$3,382,000	3,382,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,382,000)		3,382,000
TOTAL INVESTMENT SECURITIES (Cost $5,630,478) - 100.9%		6,982,764
Net other assets (liabilities) - (0.9)%		(62,938)

NET ASSETS - 100.0%		$6,919,826

*                        Non-income producing security

(a)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $486,000.

(b)              The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	11/23/15	0.66%	$2,281,663	$(22,429)
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	11/23/15	0.46%	4,470,012	(61,288)
				$6,751,675	$(83,717)

^                         Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Wireless Telecommunication Services	$3,600,764	52.0%
Other **	3,319,062	48.0%
Total	$6,919,826	100.0%

**                   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (75.0%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,258	$485,415
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,108	26,116
Apache Corp. (Oil, Gas & Consumable Fuels)	5,401	254,549
Atwood Oceanics, Inc. (Energy Equipment & Services)	831	13,753
Baker Hughes, Inc. (Energy Equipment & Services)	6,228	328,091
Bristow Group, Inc. (Energy Equipment & Services)	499	17,330
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	5,912	128,350
California Resources Corp. (Oil, Gas & Consumable Fuels)	4,472	18,067
Cameron International Corp.* (Energy Equipment & Services)	2,736	186,075
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	764	28,749
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,380	167,378
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7,389	52,684
Chevron Corp. (Oil, Gas & Consumable Fuels)	26,886	2,443,399
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,350	159,381
Cobalt International Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,795	36,778
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	4,538	94,254
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,819	210,840
ConocoPhillips (Oil, Gas & Consumable Fuels)	17,624	940,239
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,173	39,776
Core Laboratories N.V. (Energy Equipment & Services)	608	70,729
Denbury Resources, Inc. (Oil, Gas & Consumable Fuels)	5,079	17,980
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	5,520	231,454
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	921	18,309
Diamondback Energy, Inc.* (Oil, Gas & Consumable Fuels)	946	69,853
Dril-Quip, Inc.* (Energy Equipment & Services)	553	34,043
Energen Corp. (Oil, Gas & Consumable Fuels)	1,126	65,477
Ensco PLCADR - Class A (Energy Equipment & Services)	3,368	56,010
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	7,846	673,579
EQT Corp. (Oil, Gas & Consumable Fuels)	2,178	143,900
Exterran Holdings, Inc. (Energy Equipment & Services)	992	21,566
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	59,573	4,929,069
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,081	61,693
FMC Technologies, Inc.* (Energy Equipment & Services)	3,279	110,929
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,546	47,107
Halliburton Co. (Energy Equipment & Services)	12,213	468,735
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,540	86,656
Hess Corp. (Oil, Gas & Consumable Fuels)	3,445	193,643
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	2,694	131,925
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	25,681	702,375
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	9,676	177,845
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,661	396,840
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,320	65,958
Nabors Industries, Ltd. (Energy Equipment & Services)	4,170	41,867
National Oilwell Varco, Inc. (Energy Equipment & Services)	5,484	206,418
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	2,328	93,562
Noble Corp. PLC (Energy Equipment & Services)	3,457	46,566
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	6,073	217,656
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,988	23,120
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,915	813,604
Oceaneering International, Inc. (Energy Equipment & Services)	1,398	58,744
OGE Energy Corp. (Electric Utilities)	2,853	81,339
Oil States International, Inc.* (Energy Equipment & Services)	733	21,997
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,989	101,387
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,103	31,314
PBF Energy, Inc. (Oil, Gas & Consumable Fuels)	1,370	46,580
Phillips 66 (Oil, Gas & Consumable Fuels)	6,841	609,191
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	2,133	292,520
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	2,297	35,512
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,420	73,665
Rowan Cos. PLC - Class A (Energy Equipment & Services)	1,783	35,089
Schlumberger, Ltd. (Energy Equipment & Services)	18,081	1,413,210
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	627	28,560
SM Energy Co. (Oil, Gas & Consumable Fuels)	971	32,383

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
SolarCity Corp.* (Electrical Equipment)	847	$25,114
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,493	60,643
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	9,592	274,043
Superior Energy Services, Inc. (Energy Equipment & Services)	2,154	30,501
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	697	39,834
Teekay Corp. (Oil, Gas & Consumable Fuels)	675	21,688
Tesoro Corp. (Oil, Gas & Consumable Fuels)	1,759	188,090
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	9,748	384,461
Transocean, Ltd. (Energy Equipment & Services)	4,883	77,298
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	763	13,780
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,190	12,001
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	7,103	468,230
Weatherford International PLC* (Energy Equipment & Services)	11,077	113,428
Western Refining, Inc. (Oil, Gas & Consumable Fuels)	1,011	42,078
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,917	50,260
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,026	45,616
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,342	22,926
TOTAL COMMON STOCKS (Cost $11,197,680)		20,581,174

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $6,978,019	$6,978,000	6,978,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,978,000)		6,978,000
TOTAL INVESTMENT SECURITIES (Cost $18,175,680) - 100.4%		27,559,174
Net other assets (liabilities) - (0.4)%		(119,513)

NET ASSETS - 100.0%		$27,439,661

*                                      Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $4,921,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                       American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/15	0.66%	$8,725,717	$(149,893)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/15	0.46%	11,864,913	(35,435)
				$20,590,630	$(185,328)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Electric Utilities	$81,339	0.3%
Electrical Equipment	25,114	0.1%
Energy Equipment & Services	3,502,438	12.8%
Oil, Gas & Consumable Fuels	16,910,590	61.6%
Semiconductors & Semiconductor Equipment	61,693	0.2%
Other **	6,858,487	25.0%
Total	$27,439,661	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (73.0%)
Atwood Oceanics, Inc. (Energy Equipment & Services)	825	$13,654
Baker Hughes, Inc. (Energy Equipment & Services)	6,179	325,511
Bristow Group, Inc. (Energy Equipment & Services)	495	17,191
Cameron International Corp.* (Energy Equipment & Services)	2,715	184,647
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)	4,503	93,527
Core Laboratories N.V. (Energy Equipment & Services)	604	70,263
Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	914	18,170
Dril-Quip, Inc.* (Energy Equipment & Services)	549	33,796
Ensco PLCADR - Class A (Energy Equipment & Services)	3,342	55,577
Exterran Holdings, Inc. (Energy Equipment & Services)	984	21,392
FMC Technologies, Inc.* (Energy Equipment & Services)	3,253	110,049
Halliburton Co. (Energy Equipment & Services)	12,118	465,090
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,528	85,981
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	25,481	696,906
Nabors Industries, Ltd. (Energy Equipment & Services)	4,137	41,535
National Oilwell Varco, Inc. (Energy Equipment & Services)	5,441	204,799
Noble Corp. PLC (Energy Equipment & Services)	3,430	46,202
Oceaneering International, Inc. (Energy Equipment & Services)	1,387	58,282
OGE Energy Corp. (Electric Utilities)	2,831	80,712
Oil States International, Inc.* (Energy Equipment & Services)	727	21,817
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,965	100,573
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,087	31,075
Rowan Cos. PLC - Class A (Energy Equipment & Services)	1,769	34,814
Schlumberger, Ltd. (Energy Equipment & Services)	17,940	1,402,191
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	622	28,332
Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	9,518	271,929
Superior Energy Services, Inc. (Energy Equipment & Services)	2,137	30,260
Teekay Corp. (Oil, Gas & Consumable Fuels)	670	21,527
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	9,672	381,464
Transocean, Ltd. (Energy Equipment & Services)	4,845	76,696
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	757	13,671
Weatherford International PLC* (Energy Equipment & Services)	10,991	112,548
TOTAL COMMON STOCKS (Cost $3,523,422)		5,150,181

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.9%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $1,822,005	$1,822,000	1,822,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,822,000)		1,822,000
TOTAL INVESTMENT SECURITIES (Cost $5,345,422) - 98.9%		6,972,181
Net other assets (liabilities) - 1.1%		76,111

NET ASSETS - 100.0%		$7,048,292

*                                      Non-income producing security

(a)                            A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $1,003,000.

(b)                            The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                       American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	11/23/15	0.66%	$2,230,819	$(81,278)
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	11/23/15	0.51%	3,197,751	(47,871)
				$5,428,570	$(129,149)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Electric Utilities	$80,712	1.1%
Energy Equipment & Services	3,475,211	49.3%
Oil, Gas & Consumable Fuels	1,594,258	22.6%
Other **	1,898,111	27.0%
Total	$7,048,292	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (58.9%)
Akorn, Inc.* (Pharmaceuticals)	860	$22,996
Allergan PLC* (Pharmaceuticals)	4,236	1,306,679
Anacor Pharmaceuticals, Inc.* (Biotechnology)	482	54,182
Bristol-Myers Squibb Co. (Pharmaceuticals)	17,983	1,185,979
Catalent, Inc.* (Pharmaceuticals)	1,050	27,909
Eli Lilly & Co. (Pharmaceuticals)	10,518	857,953
Endo International PLC* (Pharmaceuticals)	2,235	134,078
Horizon Pharma PLC* (Pharmaceuticals)	1,560	24,523
Impax Laboratories, Inc.* (Pharmaceuticals)	723	25,037
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	663	91,017
Johnson & Johnson (Pharmaceuticals)	29,841	3,014,835
Mallinckrodt PLC* (Pharmaceuticals)	1,250	82,088
Merck & Co., Inc. (Pharmaceuticals)	30,343	1,658,548
Mylan NV* (Pharmaceuticals)	4,440	195,760
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	382	19,081
Perrigo Co. PLC (Pharmaceuticals)	1,590	250,807
Pfizer, Inc. (Pharmaceuticals)	66,463	2,247,779
Theravance, Inc. (Pharmaceuticals)	886	7,779
Zoetis, Inc. (Pharmaceuticals)	4,955	213,115
TOTAL COMMON STOCKS (Cost $7,405,916)		11,420,145

	Principal Amount	Value
Repurchase Agreements(a)(b)(47.2%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $9,159,025	$9,159,000	9,159,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,159,000)		9,159,000
TOTAL INVESTMENT SECURITIES (Cost $16,564,916) - 106.1%		20,579,145
Net other assets (liabilities) - (6.1)%		(1,177,671)

NET ASSETS - 100.0%		$19,401,474

*                             Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $3,391,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	11/23/15	0.66%	$3,553,051	$87,200
Dow Jones U.S. Pharmaceuticals Index	UBS AG	11/23/15	0.51%	14,135,027	481,691
				$17,688,078	$568,891

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Biotechnology	$54,182	0.3%
Pharmaceuticals	11,365,963	58.6%
Other **	7,981,329	41.1%
Total	$19,401,474	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (68.2%)
Agnico Eagle Mines, Ltd. (Metals & Mining)	27,164	$768,470
AngloGold Ashanti, Ltd.*ADR (Metals & Mining)	50,218	423,840
Barrick Gold Corp.ADR (Metals & Mining)	145,409	1,118,195
Coeur Mining, Inc.* (Metals & Mining)	17,103	46,178
Companhia de Minas Buenaventura S.A.A.ADR (Metals & Mining)	23,050	147,751
Eldorado Gold Corp. (Metals & Mining)	89,478	313,173
Franco-Nevada Corp. (Metals & Mining)	19,568	991,902
Gold Fields, Ltd.ADR (Metals & Mining)	86,604	219,108
Goldcorp, Inc. (Metals & Mining)	103,650	1,328,792
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	46,268	31,291
Hecla Mining Co. (Metals & Mining)	47,155	97,611
Kinross Gold Corp.* (Metals & Mining)	143,146	287,723
Newmont Mining Corp. (Metals & Mining)	66,049	1,285,314
Pan American Silver Corp. (Metals & Mining)	18,937	143,353
Randgold Resources, Ltd.ADR (Metals & Mining)	11,457	766,130
Royal Gold, Inc. (Metals & Mining)	8,145	389,657
Sibanye Gold, Ltd.ADR (Metals & Mining)	20,194	131,867
Silver Wheaton Corp. (Metals & Mining)	50,499	686,281
Stillwater Mining Co.* (Metals & Mining)	15,118	141,202
Yamana Gold, Inc. (Metals & Mining)	118,182	258,819
TOTAL COMMON STOCKS (Cost $9,340,157)		9,576,657

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.1%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $4,360,012	$4,360,000	4,360,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,360,000)		4,360,000

TOTAL INVESTMENT SECURITIES (Cost $13,700,157) - 99.3%		13,936,657
Net other assets (liabilities) - 0.7%		92,122

NET ASSETS - 100.0%		$14,028,779

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $2,998,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/15	0.66%	$5,613,683	$(443,193)
Dow Jones Precious Metals Index	UBS AG	11/23/15	0.76%	5,847,274	(482,230)
				$11,460,957	$(925,423)

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Metals & Mining	$9,576,657	68.2%
Other **	4,452,122	31.8%
Total	$14,028,779	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (68.4%)
Alexander & Baldwin, Inc. (Real Estate Management & Development)	998	$37,665
Alexandria Real Estate Equities, Inc. (Real Estate Investment Trusts)	1,585	142,238
American Campus Communities, Inc. (Real Estate Investment Trusts)	2,475	100,411
American Capital Agency Corp. (Real Estate Investment Trusts)	7,747	138,129
American Homes 4 Rent - Class A (Real Estate Investment Trusts)	3,432	56,628
American Tower Corp. (Real Estate Investment Trusts)	9,372	958,100
Annaly Capital Management, Inc. (Real Estate Investment Trusts)	21,012	209,069
Apartment Investment & Management Co. - Class A (Real Estate Investment Trusts)	3,437	134,696
Apple Hospitality REIT, Inc. (Real Estate Investment Trusts)	3,435	67,738
AvalonBay Communities, Inc. (Real Estate Investment Trusts)	2,957	516,972
BioMed Realty Trust, Inc. (Real Estate Investment Trusts)	4,484	104,970
Blackstone Mortgage Trust, Inc. - Class A (Real Estate Investment Trusts)	2,073	57,049
Boston Properties, Inc. (Real Estate Investment Trusts)	3,387	426,254
Brandywine Realty Trust (Real Estate Investment Trusts)	3,973	53,636
Brixmor Property Group, Inc. (Real Estate Investment Trusts)	3,796	97,254
Camden Property Trust (Real Estate Investment Trusts)	1,904	140,496
Care Capital Properties, Inc. (Real Estate Investment Trusts)	1,828	60,233
CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	3,354	48,901
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	6,406	238,815
Chimera Investment Corp. (Real Estate Investment Trusts)	4,549	64,050
Colony Capital, Inc. (Real Estate Investment Trusts)	2,474	50,321
Columbia Property Trust, Inc. (Real Estate Investment Trusts)	2,761	68,583
Communications Sales & Leasing, Inc. (Real Estate Investment Trusts)	2,676	53,761
Corporate Office Properties Trust (Real Estate Investment Trusts)	2,097	48,231
Corrections Corp. of America (Real Estate Investment Trusts)	2,615	74,528
Cousins Properties, Inc. (Real Estate Investment Trusts)	4,554	45,722
Crown Castle International Corp. (Real Estate Investment Trusts)	7,419	634,028
CubeSmart (Real Estate Investment Trusts)	3,673	102,183
CYS Investments, Inc. (Real Estate Investment Trusts)	3,500	27,020
DCT Industrial Trust, Inc. (Real Estate Investment Trusts)	1,931	71,679
DDR Corp. (Real Estate Investment Trusts)	6,720	112,896
DiamondRock Hospitality Co. (Real Estate Investment Trusts)	4,460	52,093
Digital Realty Trust, Inc. (Real Estate Investment Trusts)	3,010	222,620
Douglas Emmett, Inc. (Real Estate Investment Trusts)	3,068	93,727
Duke Realty Corp. (Real Estate Investment Trusts)	7,629	157,920
DuPont Fabros Technology, Inc. (Real Estate Investment Trusts)	1,459	46,819
EastGroup Properties, Inc. (Real Estate Investment Trusts)	691	38,807
EPR Properties (Real Estate Investment Trusts)	1,267	71,978
Equinix, Inc. (Real Estate Investment Trusts)	1,252	371,443
Equity Commonwealth* (Real Estate Investment Trusts)	2,900	83,245
Equity LifeStyle Properties, Inc. (Real Estate Investment Trusts)	1,780	107,654
Equity Residential (Real Estate Investment Trusts)	8,079	624,668
Essex Property Trust, Inc. (Real Estate Investment Trusts)	1,465	322,945
Extra Space Storage, Inc. (Real Estate Investment Trusts)	2,720	215,533
Federal Realty Investment Trust (Real Estate Investment Trusts)	1,527	219,109
Forest City Enterprises, Inc.* - Class A (Real Estate Management & Development)	4,592	101,483
Gaming & Leisure Properties, Inc. (Real Estate Investment Trusts)	2,044	59,623
General Growth Properties, Inc. (Real Estate Investment Trusts)	12,952	374,960
Hatteras Financial Corp. (Real Estate Investment Trusts)	2,131	30,495
HCP, Inc. (Real Estate Investment Trusts)	10,248	381,226
Healthcare Realty Trust, Inc. (Real Estate Investment Trusts)	2,205	58,124
Healthcare Trust of America, Inc. - Class A (Real Estate Investment Trusts)	2,797	73,589
Highwoods Properties, Inc. (Real Estate Investment Trusts)	2,089	90,767
Hospitality Properties Trust (Real Estate Investment Trusts)	3,349	89,887
Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	16,630	288,198
Invesco Mortgage Capital, Inc. (Real Estate Investment Trusts)	2,725	32,836
Iron Mountain, Inc. (Real Estate Investment Trusts)	4,245	130,067
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	980	163,376
Kilroy Realty Corp. (Real Estate Investment Trusts)	2,055	135,301
Kimco Realty Corp. (Real Estate Investment Trusts)	9,133	244,490
Kite Realty Group Trust (Real Estate Investment Trusts)	1,839	48,568

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lamar Advertising Co. - Class A (Real Estate Investment Trusts)	1,814	$102,364
LaSalle Hotel Properties (Real Estate Investment Trusts)	2,489	73,201
Lexington Realty Trust (Real Estate Investment Trusts)	4,732	41,831
Liberty Property Trust (Real Estate Investment Trusts)	3,319	112,912
Mack-Cali Realty Corp. (Real Estate Investment Trusts)	1,998	43,476
Medical Properties Trust, Inc. (Real Estate Investment Trusts)	5,172	58,444
MFA Financial, Inc. (Real Estate Investment Trusts)	8,193	56,696
Mid-America Apartment Communities, Inc. (Real Estate Investment Trusts)	1,694	144,312
National Retail Properties, Inc. (Real Estate Investment Trusts)	2,985	113,430
New Residential Investment Corp. (Real Estate Investment Trusts)	5,108	61,960
NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	8,093	97,197
Omega Healthcare Investors, Inc. (Real Estate Investment Trusts)	3,589	123,892
Outfront Media, Inc. (Real Estate Investment Trusts)	3,039	71,751
Paramount Group, Inc. (Real Estate Investment Trusts)	3,692	65,607
Pebblebrook Hotel Trust (Real Estate Investment Trusts)	1,577	53,902
Piedmont Office Realty Trust, Inc. - Class A (Real Estate Investment Trusts)	3,346	64,845
Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	3,879	158,030
Post Properties, Inc. (Real Estate Investment Trusts)	1,209	72,226
Potlatch Corp. (Real Estate Investment Trusts)	902	28,178
Prologis, Inc. (Real Estate Investment Trusts)	11,637	497,249
Public Storage (Real Estate Investment Trusts)	3,267	749,646
Rayonier, Inc. (Real Estate Investment Trusts)	2,777	62,899
Realogy Holdings Corp.* (Real Estate Management & Development)	3,260	127,466
Realty Income Corp. (Real Estate Investment Trusts)	5,539	273,959
Redwood Trust, Inc. (Real Estate Investment Trusts)	1,856	24,648
Regency Centers Corp. (Real Estate Investment Trusts)	2,090	142,036
Retail Properties of America, Inc. (Real Estate Investment Trusts)	5,232	78,323
RLJ Lodging Trust (Real Estate Investment Trusts)	2,918	73,213
Ryman Hospitality Properties, Inc. (Real Estate Investment Trusts)	1,148	60,385
Senior Housing Properties Trust (Real Estate Investment Trusts)	5,236	79,535
Simon Property Group, Inc. (Real Estate Investment Trusts)	6,868	1,383,628
SL Green Realty Corp. (Real Estate Investment Trusts)	2,190	259,778
Sovran Self Storage, Inc. (Real Estate Investment Trusts)	813	81,194
Spirit Realty Capital, Inc. (Real Estate Investment Trusts)	9,756	99,316
Starwood Property Trust, Inc. (Real Estate Investment Trusts)	5,310	106,678
Strategic Hotels & Resorts, Inc.* (Real Estate Investment Trusts)	6,090	85,869
Sun Communities, Inc. (Real Estate Investment Trusts)	1,194	80,022
Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	4,605	66,588
Tanger Factory Outlet Centers, Inc. (Real Estate Investment Trusts)	2,121	74,129
Taubman Centers, Inc. (Real Estate Investment Trusts)	1,323	101,845
The GEO Group, Inc. (Real Estate Investment Trusts)	1,628	52,536
The Howard Hughes Corp.* (Real Estate Management & Development)	811	100,223
The Macerich Co. (Real Estate Investment Trusts)	2,987	253,118
The St Joe Co.* (Real Estate Management & Development)	1,645	32,604
Two Harbors Investment Corp. (Real Estate Investment Trusts)	8,142	68,881
UDR, Inc. (Real Estate Investment Trusts)	5,791	199,558
Urban Edge Properties (Real Estate Investment Trusts)	2,057	48,833
Ventas, Inc. (Real Estate Investment Trusts)	7,343	394,466
VEREIT, Inc. (Real Estate Investment Trusts)	20,078	165,844
Vornado Realty Trust (Real Estate Investment Trusts)	3,924	394,558
Washington Real Estate Investment Trust (Real Estate Investment Trusts)	1,510	40,785
Weingarten Realty Investors (Real Estate Investment Trusts)	2,506	89,615
Welltower, Inc. (Real Estate Investment Trusts)	7,803	506,181
Weyerhaeuser Co. (Real Estate Investment Trusts)	11,403	334,450
WP Carey, Inc. (Real Estate Investment Trusts)	2,143	135,802
WP GLIMCHER, Inc. (Real Estate Investment Trusts)	4,125	47,933
Xenia Hotels & Resorts, Inc. (Real Estate Investment Trusts)	2,463	42,708
TOTAL COMMON STOCKS (Cost $10,654,558)		18,834,562

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.2%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $8,594,024	$8,594,000	$8,594,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,594,000)		8,594,000

TOTAL INVESTMENT SECURITIES (Cost $19,248,558) - 99.6%		27,428,562
Net other assets (liabilities) - 0.4%		111,546

NET ASSETS - 100.0%		$27,540,108

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $4,434,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/15	0.66%	$9,808,099	$(70,433)
Dow Jones U.S. Real Estate Index	UBS AG	11/23/15	0.36%	12,660,767	(86,292)
				$22,468,866	$(156,725)

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Real Estate Investment Trusts	$18,032,930	65.5%
Real Estate Management & Development	801,632	2.9%
Other **	8,705,546	31.6%
Total	$27,540,108	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (73.9%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	15,508	$32,877
Altera Corp. (Semiconductors & Semiconductor Equipment)	7,389	388,292
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	7,808	469,417
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	29,552	495,587
Atmel Corp. (Semiconductors & Semiconductor Equipment)	10,352	78,675
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	6,318	777,935
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	13,826	710,656
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	1,340	95,073
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,514	63,328
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	8,255	87,008
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	2,766	46,137
Freescale Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	2,694	90,222
Infinera Corp.* (Communications Equipment)	3,515	69,456
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,633	92,642
Intel Corp. (Semiconductors & Semiconductor Equipment)	117,202	3,968,460
InterDigital, Inc. (Communications Equipment)	931	47,239
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	3,825	256,734
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,839	294,029
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	5,903	262,211
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	11,629	95,474
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	6,984	286,204
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,122	247,341
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	26,605	440,579
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	2,352	84,696
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	12,667	359,363
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	10,238	112,618
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	3,659	160,740
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,564	27,370
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,015	50,720
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,700	363,028
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	7,837	57,210
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	942	80,155
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,116	99,864
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	25,381	1,439,610
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	6,294	299,720
TOTAL COMMON STOCKS (Cost $10,219,889)		12,530,670

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $5,297,015	$5,297,000	5,297,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,297,000)		5,297,000

TOTAL INVESTMENT SECURITIES (Cost $15,516,889) - 105.2%		17,827,670
Net other assets (liabilities) - (5.2)%		(888,493)

NET ASSETS - 100.0%		$16,939,177

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $3,150,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/23/15	0.66%	$4,546,522	$(159,605)
Dow Jones U.S. Semiconductors Index	UBS AG	11/23/15	0.51%	8,337,665	(231,880)
				$12,884,187	$(391,485)

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Communications Equipment	$116,695	0.7%
Semiconductors & Semiconductor Equipment	12,413,975	73.2%
Other **	4,408,507	26.1%
Total	$16,939,177	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (71.3%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	420	$4,225
ACI Worldwide, Inc.* (Software)	531	12,717
Adobe Systems, Inc.* (Software)	2,103	186,452
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,671	5,663
Akamai Technologies, Inc.* (Internet Software & Services)	759	46,162
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	783	11,009
Alphabet, Inc.* - Class A (Internet Software & Services)	1,190	877,494
Alphabet, Inc.* - Class C (Internet Software & Services)	1,204	855,815
Altera Corp. (Semiconductors & Semiconductor Equipment)	1,305	68,578
Amdocs, Ltd. (IT Services)	618	36,814
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,331	80,020
ANSYS, Inc.* (Software)	382	36,408
Apple, Inc. (Technology Hardware, Storage & Peripherals)	23,925	2,859,037
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,028	84,320
Arista Networks, Inc.* (Communications Equipment)	166	10,709
ARRIS Group, Inc.* (Communications Equipment)	572	16,165
Aspen Technology, Inc.* (Software)	370	15,314
athenahealth, Inc.* (Health Care Technology)	176	26,831
Atmel Corp. (Semiconductors & Semiconductor Equipment)	1,747	13,277
Autodesk, Inc.* (Software)	956	52,762
Avago Technologies, Ltd. (Semiconductors & Semiconductor Equipment)	1,120	137,905
Blackbaud, Inc. (Software)	195	12,225
Broadcom Corp. - Class A (Semiconductors & Semiconductor Equipment)	2,332	119,865
Brocade Communications Systems, Inc. (Communications Equipment)	1,740	18,131
CA, Inc. (Software)	1,330	36,854
CACI International, Inc.* - Class A (IT Services)	142	13,780
Cadence Design Systems, Inc.* (Software)	1,194	26,531
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	216	15,325
CDK Global, Inc. (Software)	631	31,417
CDW Corp. (Electronic Equipment, Instruments & Components)	585	26,144
Cerner Corp.* (Health Care Technology)	1,316	87,238
Ciena Corp.* (Communications Equipment)	552	13,325
Cisco Systems, Inc. (Communications Equipment)	21,287	614,131
Citrix Systems, Inc.* (Software)	632	51,887
Cognizant Technology Solutions Corp.* (IT Services)	2,536	172,727
CommScope Holding Co., Inc.* (Communications Equipment)	549	17,804
CommVault Systems, Inc.* (Software)	184	7,456
Computer Sciences Corp. (IT Services)	580	38,622
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,172	96,199
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	412	10,378
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,382	14,566
Demandware, Inc.* (Internet Software & Services)	164	9,299
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	237	8,738
DST Systems, Inc. (IT Services)	164	20,033
eBay, Inc.* (Internet Software & Services)	4,671	130,321
EchoStar Corp.* (Communications Equipment)	189	8,473
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	196	9,102
EMC Corp. (Technology Hardware, Storage & Peripherals)	8,087	212,041
EPAM Systems, Inc.* (IT Services)	181	14,000
F5 Networks, Inc.* (Communications Equipment)	337	37,137
Facebook, Inc.* - Class A (Internet Software & Services)	9,469	965,555
Fair Isaac Corp. (Software)	158	14,594
Fairchild Semiconductor International, Inc.* (Semiconductors & Semiconductor Equipment)	526	8,774
Finisar Corp.* (Communications Equipment)	420	4,775
FireEye, Inc.* (Software)	588	15,376
Fortinet, Inc.* (Software)	596	20,479
Freescale Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	433	14,501
Garmin, Ltd. (Household Durables)	533	18,906
Gartner, Inc.* (IT Services)	365	33,095
Guidewire Software, Inc.* (Software)	336	19,565
Harris Corp. (Communications Equipment)	546	43,205
Hewlett-Packard Co. (Technology Hardware, Storage & Peripherals)	7,555	203,683
HomeAway, Inc.* (Internet & Catalog Retail)	395	12,466
IAC/InterActiveCorp (Internet Software & Services)	351	23,521
IMS Health Holdings, Inc.* (Health Care Technology)	602	16,386
Infinera Corp.* (Communications Equipment)	590	11,658
Ingram Micro, Inc. - Class A (Electronic Equipment, Instruments & Components)	621	18,493
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	603	15,377
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,913	674,253
InterDigital, Inc. (Communications Equipment)	169	8,575

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
International Business Machines Corp. (IT Services)	3,815	$534,404
Intuit, Inc. (Software)	1,161	113,116
j2 Global, Inc. (Internet Software & Services)	193	14,967
Juniper Networks, Inc. (Communications Equipment)	1,510	47,399
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	625	41,950
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	626	47,945
Leidos Holdings, Inc. (IT Services)	236	12,407
Lexmark International, Inc. - Class A (Technology Hardware, Storage & Peripherals)	230	7,473
Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	988	43,887
Lumentum Holdings, Inc.* (Communications Equipment)	195	2,796
Manhattan Associates, Inc.* (Software)	342	24,915
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	1,955	16,051
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,174	48,111
Medidata Solutions, Inc.* (Health Care Technology)	215	9,245
Mentor Graphics Corp. (Software)	404	10,989
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	920	44,427
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,481	74,205
Microsemi Corp.* (Semiconductors & Semiconductor Equipment)	394	14,188
Microsoft Corp. (Software)	33,477	1,762,229
Motorola Solutions, Inc. (Communications Equipment)	632	44,221
NCR Corp.* (Technology Hardware, Storage & Peripherals)	626	16,652
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,299	44,166
NetScout Systems, Inc.* (Communications Equipment)	406	14,563
NetSuite, Inc.* (Software)	172	14,632
Nuance Communications, Inc.* (Software)	1,014	17,208
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,137	60,627
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,734	19,074
Oracle Corp. (Software)	13,668	530,865
Palo Alto Networks, Inc.* (Communications Equipment)	337	54,257
Pandora Media, Inc.* (Internet Software & Services)	808	9,300
Pitney Bowes, Inc. (Commercial Services & Supplies)	814	16,809
Plantronics, Inc. (Communications Equipment)	168	9,008
Polycom, Inc.* (Communications Equipment)	568	7,827
Proofpoint, Inc.* (Software)	179	12,609
PTC, Inc.* (Software)	438	15,523
Qlik Technologies, Inc.* (Software)	387	12,140
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	606	26,622
QUALCOMM, Inc. (Communications Equipment)	6,578	390,866
Rackspace Hosting, Inc.* (Internet Software & Services)	539	13,933
Red Hat, Inc.* (Software)	771	60,994
salesforce.com, Inc.* (Software)	2,561	199,015
SanDisk Corp. (Technology Hardware, Storage & Peripherals)	820	63,140
Science Applications International Corp. (IT Services)	183	8,392
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,304	49,630
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	241	4,218
ServiceNow, Inc.* (Software)	599	48,908
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	179	8,945
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	788	60,865
SolarWinds, Inc.* (Software)	241	13,985
Solera Holdings, Inc. (Software)	242	13,228
Splunk, Inc.* (Software)	550	30,888
SS&C Technologies Holdings, Inc. (Software)	354	26,249
SunEdison, Inc.* (Semiconductors & Semiconductor Equipment)	1,334	9,738
Symantec Corp. (Software)	2,881	59,349
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	171	14,550
Synopsys, Inc.* (Software)	621	31,038
Tableau Software, Inc.* - Class A (Software)	202	16,960
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	168	12,229
Teradata Corp.* (IT Services)	587	16,501
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	920	17,958
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,279	242,704
The Ultimate Software Group, Inc.* (Software)	152	31,061
Twitter, Inc.* (Internet Software & Services)	2,357	67,080
Tyler Technologies, Inc.* (Software)	164	27,939
Vantiv, Inc.* (IT Services)	598	29,990
VeriFone Systems, Inc.* (IT Services)	438	13,201
Verint Systems, Inc.* (Software)	229	10,896
VeriSign, Inc.* (Internet Software & Services)	404	32,562
ViaSat, Inc.* (Communications Equipment)	189	12,466
Viavi Solutions, Inc.* (Communications Equipment)	977	5,813
VMware, Inc.* - Class A (Software)	353	21,233

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	966	$64,548
Workday, Inc.* (Software)	423	33,404
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,117	53,192
Yahoo!, Inc.* (Internet Software & Services)	3,648	129,942
Zillow Group, Inc.* - Class A (Internet Software & Services)	189	5,823
Zillow Group, Inc.* - Class C (Internet Software & Services)	414	11,464
TOTAL COMMON STOCKS (Cost $10,674,163)		15,216,367

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.8%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $7,223,020	$7,223,000	7,223,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,223,000)		7,223,000

TOTAL INVESTMENT SECURITIES (Cost $17,897,163) - 105.1%		22,439,367
Net other assets (liabilities) - (5.1)%		(1,094,255)

NET ASSETS - 100.0%		$21,345,112

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $3,368,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	11/23/15	0.66%	$12,146,930	$(53,416)
Dow Jones U.S. Technology Index	UBS AG	11/23/15	0.46%	4,676,104	(22,392)
				$16,823,034	$(75,808)

^	Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Commercial Services & Supplies	$16,809	0.1%
Communications Equipment	1,393,304	6.5%
Electronic Equipment, Instruments & Components	153,065	0.7%
Health Care Technology	150,709	0.7%
Household Durables	18,906	0.1%
Internet & Catalog Retail	12,466	0.1%
Internet Software & Services	3,193,237	15.0%
IT Services	943,966	4.4%
Semiconductors & Semiconductor Equipment	2,112,059	9.9%
Software	3,679,410	17.2%
Technology Hardware, Storage & Peripherals	3,542,436	16.6%
Other **	6,128,745	28.7%
Total	$21,345,112	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (53.6%)
AT&T, Inc. (Diversified Telecommunication Services)	25,724	$862,010
CenturyLink, Inc. (Diversified Telecommunication Services)	2,355	66,435
Frontier Communications Corp. (Diversified Telecommunication Services)	4,886	25,114
Level 3 Communications, Inc.* (Diversified Telecommunication Services)	1,206	61,446
SBA Communications Corp.* - Class A (Wireless Telecommunication Services)	534	63,556
Sprint Corp.* (Wireless Telecommunication Services)	3,319	15,699
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	394	11,284
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,159	43,915
Verizon Communications, Inc. (Diversified Telecommunication Services)	17,004	797,148
TOTAL COMMON STOCKS (Cost $1,416,618)		1,946,607

	Principal Amount	Value
Repurchase Agreements(a)(b)(40.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $1,466,004	$1,466,000	1,466,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,466,000)		1,466,000
TOTAL INVESTMENT SECURITIES (Cost $2,882,618) - 93.9%		3,412,607
Net other assets (liabilities) - 6.1%		222,497

NET ASSETS - 100.0%		$3,635,104

*                             Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $444,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	11/23/15	0.66%	$2,141,040	$4,552
Dow Jones U.S. Telecommunications Index	UBS AG	11/23/15	0.51%	1,367,635	4,333
				$3,508,675	$8,885

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,812,153	49.9%
Wireless Telecommunication Services	134,454	3.7%
Other **	1,688,497	46.4%
Total	$3,635,104	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Shares	Value
Common Stocks (72.5%)
AGL Resources, Inc. (Gas Utilities)	2,051	$128,188
ALLETE, Inc. (Electric Utilities)	773	38,812
Alliant Energy Corp. (Multi-Utilities)	1,936	114,263
Ameren Corp. (Multi-Utilities)	4,157	181,578
American Electric Power Co., Inc. (Electric Utilities)	8,408	476,313
American Water Works Co., Inc. (Water Utilities)	3,089	177,185
Aqua America, Inc. (Water Utilities)	3,020	86,372
Atmos Energy Corp. (Gas Utilities)	1,730	108,990
Avista Corp. (Multi-Utilities)	1,067	36,118
Black Hills Corp. (Multi-Utilities)	763	34,930
Calpine Corp.* (Independent Power and Renewable Electricity Producers)	5,670	87,942
CenterPoint Energy, Inc. (Multi-Utilities)	7,368	136,676
Cleco Corp. (Electric Utilities)	1,043	55,279
CMS Energy Corp. (Multi-Utilities)	4,729	170,575
Consolidated Edison, Inc. (Multi-Utilities)	5,016	329,802
Dominion Resources, Inc. (Multi-Utilities)	10,171	726,514
DTE Energy Co. (Multi-Utilities)	3,079	251,216
Duke Energy Corp. (Electric Utilities)	11,779	841,846
Dynegy, Inc.* (Independent Power and Renewable Electricity Producers)	2,021	39,268
Edison International (Electric Utilities)	5,574	337,338
El Paso Electric Co. (Electric Utilities)	681	26,334
Entergy Corp. (Electric Utilities)	3,079	209,865
Eversource Energy (Electric Utilities)	5,435	276,859
Exelon Corp. (Electric Utilities)	14,751	411,848
FirstEnergy Corp. (Electric Utilities)	7,240	225,888
Great Plains Energy, Inc. (Electric Utilities)	2,649	72,848
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,835	53,692
IDACORP, Inc. (Electric Utilities)	860	57,491
ITC Holdings Corp. (Electric Utilities)	2,673	87,461
National Fuel Gas Co. (Gas Utilities)	1,458	76,589
New Jersey Resources Corp. (Gas Utilities)	1,471	46,601
NextEra Energy, Inc. (Electric Utilities)	7,886	809,577
NiSource, Inc. (Multi-Utilities)	5,444	104,307
NorthWestern Corp. (Multi-Utilities)	816	44,219
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	5,662	72,983
ONE Gas, Inc. (Gas Utilities)	885	43,223
Pepco Holdings, Inc. (Electric Utilities)	4,349	115,814
PG&E Corp. (Multi-Utilities)	8,367	446,798
Piedmont Natural Gas Co., Inc. (Gas Utilities)	1,363	78,114
Pinnacle West Capital Corp. (Electric Utilities)	1,903	120,860
PNM Resources, Inc. (Electric Utilities)	1,369	38,496
Portland General Electric Co. (Electric Utilities)	1,515	56,176
PPL Corp. (Electric Utilities)	11,486	395,118
Public Service Enterprise Group, Inc. (Multi-Utilities)	8,660	357,571
Questar Corp. (Gas Utilities)	3,005	62,053
SCANA Corp. (Multi-Utilities)	2,449	145,030
Sempra Energy (Multi-Utilities)	4,039	413,634
South Jersey Industries, Inc. (Gas Utilities)	1,174	31,123
Southwest Gas Corp. (Gas Utilities)	816	50,151
Talen Energy Corp.* (Independent Power and Renewable Electricity Producers)	1,093	9,487
TECO Energy, Inc. (Multi-Utilities)	4,034	108,918
The AES Corp. (Independent Power and Renewable Electricity Producers)	11,705	128,170
The Southern Co. (Electric Utilities)	14,782	666,668
UGI Corp. (Gas Utilities)	2,966	108,763
UIL Holdings Corp. (Electric Utilities)	968	49,358
Vectren Corp. (Multi-Utilities)	1,410	64,113
WEC Energy Group, Inc. (Multi-Utilities)	5,415	279,197
Westar Energy, Inc. (Electric Utilities)	2,427	96,352
WGL Holdings, Inc. (Gas Utilities)	852	53,020
Xcel Energy, Inc. (Electric Utilities)	8,678	309,197
TOTAL COMMON STOCKS (Cost $8,469,336)		11,163,171

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $4,850,013	$4,850,000	4,850,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,850,000)		4,850,000
TOTAL INVESTMENT SECURITIES (Cost $13,319,336) - 104.0%		16,013,171
Net other assets (liabilities) - (4.0)%		(619,582)

NET ASSETS - 100.0%		$15,393,589

*                             Non-income producing security

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $3,151,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Utilities Index	Goldman Sachs International	11/23/15	0.66%	$5,387,314	$(203,295)
Dow Jones U.S. Utilities Index	UBS AG	11/23/15	0.46%	6,552,459	(133,881)
				$11,939,773	$(337,176)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Utilities UltraSector ProFund invested in the following industries as of October 31, 2015:

	Value	% of Net Assets
Electric Utilities	$5,829,490	37.9%
Gas Utilities	786,815	5.1%
Independent Power and Renewable Electricity Producers	337,850	2.2%
Multi-Utilities	3,945,459	25.6%
Water Utilities	263,557	1.7%
Other **	4,230,418	27.5%
Total	$15,393,589	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $3,595,010	$3,595,000	$3,595,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,595,000)		3,595,000
TOTAL INVESTMENT SECURITIES (Cost $3,595,000) - 97.4%		3,595,000
Net other assets (liabilities) - 2.6%		96,401

NET ASSETS - 100.0%		$3,691,401

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $947,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/23/15	(0.31)%	$(2,144,071)	$(25,394)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/23/15	(0.06)%	(1,546,358)	4,498
				$(3,690,429)	$(20,896)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  :: Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.6%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $15,611,043	$15,611,000	$15,611,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,611,000)		15,611,000
TOTAL INVESTMENT SECURITIES (Cost $15,611,000) - 98.6%		15,611,000
Net other assets (liabilities) - 1.4%		215,549

NET ASSETS - 100.0%		$15,826,549

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $3,864,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	11/23/15	(0.06)%	$(7,685,601)	$319,238
Dow Jones Precious Metals Index	UBS AG	11/23/15	0.04%	(8,132,331)	343,498
				$(15,817,932)	$662,736

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $2,160,006	$2,160,000	$2,160,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,160,000)		2,160,000
TOTAL INVESTMENT SECURITIES (Cost $2,160,000) - 98.3%		2,160,000
Net other assets (liabilities) - 1.7%		37,062

NET ASSETS - 100.0%		$2,197,062

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $385,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/23/15	(0.31)%	$(1,369,776)	$8,876
Dow Jones U.S. Real Estate Index	UBS AG	11/23/15	0.09%	(826,165)	5,558
				$(2,195,941)	$14,434

^                            Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (37.4%)
U.S. Treasury Bond, 2.875%, 8/15/45	$10,620,000	$10,512,141
TOTAL U.S. TREASURY OBLIGATION (Cost $10,692,700)		$10,512,141

Repurchase Agreements(a)(b)(135.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $38,114,104	38,114,000	38,114,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,114,000)		38,114,000
TOTAL INVESTMENT SECURITIES (Cost $48,806,700) - 173.1%		48,626,141
Net other assets (liabilities) - (73.1)%		(20,532,872)

NET ASSETS - 100.0%		$28,093,269

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $812,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.875% due on 8/15/45	Citibank North America	11/6/15	(0.10)%	$18,411,094	$(85,678)
30-Year U.S. Treasury Bond, 2.875% due on 8/15/45	Societe’ Generale	11/6/15	0.32%	6,038,047	(50,091)
				$24,449,141	$(135,769)

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $20,165,055	$20,165,000	$20,165,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,165,000)		20,165,000
TOTAL INVESTMENT SECURITIES (Cost $20,165,000) - 99.3%		20,165,000
Net other assets (liabilities) - 0.7%		141,748

NET ASSETS - 100.0%		$20,306,748

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $304,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
10-Year U.S. Treasury Note, 2.00% due on 8/15/25	Citibank North America	11/6/15	(0.20)%	$(13,328,086)	$107,980
10-Year U.S. Treasury Note, 2.00% due on 8/15/25	Societe’ Generale	11/6/15	0.19%	(6,910,859)	57,466
				$(20,238,945)	$165,446

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(106.8%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $53,558,147	$53,558,000	$53,558,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,558,000)		53,558,000
TOTAL INVESTMENT SECURITIES (Cost $53,558,000) - 106.8%		53,558,000
Net other assets (liabilities) - (6.8)%		(3,429,175)

NET ASSETS - 100.0%		$50,128,825

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2015, the aggregate amount held in a segregated account was $688,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 2.875% due on 8/15/45	Citibank North America	11/6/15	(0.20)%	$(52,164,766)	$591,919
30-Year U.S. Treasury Bond, 2.875% due on 8/15/45	Societe’ Generale	11/6/15	0.12%	(10,096,406)	80,505
				$(62,261,172)	$672,424

^                              Reflects the floating financing rate, as of October 31, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.2%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $43,765,120	$43,765,000	$43,765,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,765,000)		43,765,000
TOTAL INVESTMENT SECURITIES (Cost $43,765,000) - 97.2%		43,765,000
Net other assets (liabilities) - 2.8%		1,250,919

NET ASSETS - 100.0%		$45,015,919

(a)                   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2015, the aggregate amount held in a segregated account was $3,564,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2015, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/6/15	1,789,393	$2,736,342	$2,758,072	$(21,730)
Canadian dollar vs. U.S. dollar	11/6/15	3,519,331	2,706,950	2,691,764	15,186
Euro vs. U.S. dollar	11/6/15	12,384,845	13,863,561	13,618,190	245,371
Japanese yen vs. U.S. dollar	11/6/15	271,537,094	2,258,281	2,250,740	7,541
Swedish krona vs. U.S. dollar	11/6/15	7,630,078	918,798	893,685	25,113
Swiss franc vs. U.S. dollar	11/6/15	1,090,141	1,119,812	1,103,368	16,444
Total Short Contracts			$23,603,744	$23,315,819	$287,925

Long:
British pound vs. U.S. dollar	11/6/15	287,479	$444,738	$443,104	$(1,634)
Canadian dollar vs. U.S. dollar	11/6/15	471,003	366,017	360,247	(5,770)
Euro vs. U.S. dollar	11/6/15	1,736,348	1,974,152	1,909,262	(64,890)
Japanese yen vs. U.S. dollar	11/6/15	58,518,590	492,023	485,054	(6,969)
Swedish krona vs. U.S. dollar	11/6/15	1,043,884	126,799	122,267	(4,532)
Swiss franc vs. U.S. dollar	11/6/15	134,233	140,942	135,861	(5,081)
Total Long Contracts			$3,544,671	$3,455,795	$(88,876)

At October 31, 2015, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/6/15	2,936,997	$4,491,918	$4,526,926	$(35,008)
Canadian dollar vs. U.S. dollar	11/6/15	3,758,214	2,881,404	2,874,474	6,930
Euro vs. U.S. dollar	11/6/15	19,055,260	21,289,869	20,952,879	336,990
Japanese yen vs. U.S. dollar	11/6/15	716,556,108	5,959,487	5,939,453	20,034
Swedish krona vs. U.S. dollar	11/6/15	13,793,462	1,657,634	1,615,581	42,053
Swiss franc vs. U.S. dollar	11/6/15	1,060,705	1,088,834	1,073,575	15,259
Total Short Contracts			$37,369,146	$36,982,888	$386,258

Long:
British pound vs. U.S. dollar	11/6/15	954,444	$1,469,942	$1,471,127	$1,185
Canadian dollar vs. U.S. dollar	11/6/15	1,399,374	1,077,208	1,070,313	(6,895)
Euro vs. U.S. dollar	11/6/15	6,332,778	7,200,717	6,963,428	(237,289)
Japanese yen vs. U.S. dollar	11/6/15	195,961,222	1,642,565	1,624,300	(18,265)
Swedish krona vs. U.S. dollar	11/6/15	4,381,794	536,443	513,225	(23,218)
Swiss franc vs. U.S. dollar	11/6/15	425,615	443,412	430,780	(12,632)
Total Long Contracts			$12,370,287	$12,073,173	$(297,114)

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2015 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.04%, dated 10/30/15, due 11/2/15, total to be received $5,625,015	$5,625,000	$5,625,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,625,000)		5,625,000
TOTAL INVESTMENT SECURITIES (Cost $5,625,000) - 100.7%		5,625,000
Net other assets (liabilities) - (0.7)%		(38,267)

NET ASSETS - 100.0%		$5,586,733

(a)                   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2015, the aggregate amount held in a segregated account was $470,000.

(b)                   The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2015, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/6/15	6,427	$9,864	$9,906	$(42)
Canadian dollar vs. U.S. dollar	11/6/15	9,202	6,988	7,038	(50)
Euro vs. U.S. dollar	11/6/15	45,150	49,891	49,646	245
Japanese yen vs. U.S. dollar	11/6/15	1,416,060	11,701	11,738	(37)
Swedish krona vs. U.S. dollar	11/6/15	25,242	2,965	2,957	8
Swiss franc vs. U.S. dollar	11/6/15	2,154	2,192	2,181	11
Total Short Contracts			$83,601	$83,466	$135

Long:
British pound vs. U.S. dollar	11/6/15	164,315	$251,285	$253,266	$1,981
Canadian dollar vs. U.S. dollar	11/6/15	358,181	275,980	273,955	(2,025)
Euro vs. U.S. dollar	11/6/15	982,190	1,103,740	1,080,001	(23,739)
Japanese yen vs. U.S. dollar	11/6/15	29,469,165	245,470	244,267	(1,203)
Swedish krona vs. U.S. dollar	11/6/15	947,479	114,747	110,975	(3,772)
Swiss franc vs. U.S. dollar	11/6/15	56,467	58,205	57,152	(1,053)
Total Long Contracts			$2,049,427	$2,019,616	$(29,811)

At October 31, 2015, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/6/15	300,336	$464,204	$462,921	$1,283
Canadian dollar vs. U.S. dollar	11/6/15	454,964	352,041	347,979	4,062
Euro vs. U.S. dollar	11/6/15	1,923,012	2,174,087	2,114,515	59,572
Japanese yen vs. U.S. dollar	11/6/15	63,048,704	528,189	522,604	5,585
Swedish krona vs. U.S. dollar	11/6/15	1,302,633	156,953	152,573	4,380
Swiss franc vs. U.S. dollar	11/6/15	132,573	138,620	134,182	4,438
Total Short Contracts			$3,814,094	$3,734,774	$79,320

Long:
British pound vs. U.S. dollar	11/6/15	578,871	$886,648	$892,239	$5,591
Canadian dollar vs. U.S. dollar	11/6/15	783,321	596,699	599,124	2,425
Euro vs. U.S. dollar	11/6/15	3,912,794	4,375,105	4,302,450	(72,655)
Japanese yen vs. U.S. dollar	11/6/15	126,866,634	1,056,629	1,051,583	(5,046)
Swedish krona vs. U.S. dollar	11/6/15	2,384,017	286,045	279,232	(6,813)
Swiss franc vs. U.S. dollar	11/6/15	277,545	284,457	280,913	(3,544)
Total Long Contracts			$7,485,583	$7,405,541	$(80,042)

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying Schedules of Portfolio Investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under Repurchase Agreement transactions may be found in the table below.

As of October 31, 2015, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

Fund Name	HSBC Securities (USA), Inc., 0.03%, dated 10/30/15, due 11/2/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 10/30/15, due 11/2/15(2)	RBC Capital Markets, LLC, 0.04%, dated 10/30/15, due 11/2/15(3)	Societe’ Generale, 0.04%, dated 10/30/15, due 11/2/15(4)	UMB Bank, N.A., 0.03%, dated 10/30/15, due 11/2/15(5)
Bull ProFund	$9,093,000	$7,274,000	$7,274,000	$21,826,000	$14,156,000
Mid-Cap ProFund	949,000	758,000	758,000	2,279,000	1,486,000
Small-Cap ProFund	341,000	272,000	272,000	821,000	541,000
NASDAQ-100 ProFund	9,037,000	7,228,000	7,228,000	21,689,000	14,066,000
Large-Cap Value ProFund	4,000	3,000	3,000	11,000	11,000
Mid-Cap Growth ProFund	5,000	4,000	4,000	12,000	8,000
Europe 30 ProFund	21,000	17,000	17,000	51,000	35,000
UltraBull ProFund	5,364,000	4,292,000	4,292,000	12,877,000	8,353,000
UltraMid-Cap ProFund	4,169,000	3,334,000	3,334,000	10,008,000	6,498,000
UltraSmall-Cap ProFund	3,107,000	2,485,000	2,485,000	7,461,000	4,850,000
UltraDow 30 ProFund	2,409,000	1,927,000	1,927,000	5,784,000	3,758,000
UltraNASDAQ-100 ProFund	14,427,000	11,541,000	11,541,000	34,626,000	22,454,000
UltraInternational ProFund	1,189,000	951,000	951,000	2,856,000	1,858,000
UltraEmerging Markets ProFund	303,000	241,000	241,000	727,000	478,000
UltraLatin America ProFund	412,000	329,000	329,000	990,000	650,000
UltraChina ProFund	555,000	444,000	444,000	1,335,000	873,000
UltraJapan ProFund	5,891,000	4,712,000	4,712,000	14,138,000	9,167,000
Bear ProFund	7,929,000	6,343,000	6,343,000	19,031,000	12,344,000
Short Small-Cap ProFund	2,694,000	2,155,000	2,155,000	6,466,000	4,196,000
Short NASDAQ-100 ProFund	8,464,000	6,771,000	6,771,000	20,316,000	13,176,000
UltraBear ProFund	3,728,000	2,982,000	2,982,000	8,949,000	5,809,000
UltraShort Mid-Cap ProFund	285,000	229,000	229,000	687,000	451,000
UltraShort Small-Cap ProFund	1,501,000	1,201,000	1,201,000	3,605,000	2,344,000
UltraShort Dow 30 ProFund	843,000	675,000	675,000	2,026,000	1,318,000
UltraShort NASDAQ-100 ProFund	2,916,000	2,332,000	2,332,000	7,002,000	4,548,000
UltraShort International ProFund	834,000	666,000	666,000	2,004,000	1,310,000
UltraShort Emerging Markets ProFund	1,838,000	1,470,000	1,470,000	4,412,000	2,865,000
UltraShort Latin America ProFund	1,852,000	1,481,000	1,481,000	4,446,000	2,891,000
UltraShort China ProFund	681,000	544,000	544,000	1,634,000	1,067,000
UltraShort Japan ProFund	207,000	165,000	165,000	497,000	326,000
Banks UltraSector ProFund	405,000	324,000	324,000	975,000	640,000
Basic Materials UltraSector ProFund	244,000	195,000	195,000	590,000	391,000
Biotechnology UltraSector ProFund	22,959,000	18,367,000	18,367,000	55,103,000	35,727,000
Consumer Goods UltraSector ProFund	1,354,000	1,083,000	1,083,000	3,252,000	2,116,000
Consumer Services UltraSector ProFund	3,025,000	2,419,000	2,419,000	7,262,000	4,717,000
Financials UltraSector ProFund	667,000	534,000	534,000	1,604,000	1,047,000
Health Care UltraSector ProFund	1,870,000	1,496,000	1,496,000	4,490,000	2,917,000
Industrials UltraSector ProFund	345,000	276,000	276,000	830,000	543,000
Internet UltraSector ProFund	5,414,000	4,331,000	4,331,000	12,995,000	8,428,000
Mobile Telecommunications UltraSector ProFund	514,000	411,000	411,000	1,237,000	809,000
Oil & Gas UltraSector ProFund	1,062,000	850,000	850,000	2,553,000	1,663,000
Oil Equipment, Services & Distribution UltraSector ProFund	276,000	220,000	220,000	665,000	441,000
Pharmaceuticals UltraSector ProFund	1,395,000	1,116,000	1,116,000	3,351,000	2,181,000
Precious Metals UltraSector ProFund	663,000	531,000	531,000	1,594,000	1,041,000
Real Estate UltraSector ProFund	1,309,000	1,047,000	1,047,000	3,144,000	2,047,000
Semiconductor UltraSector ProFund	807,000	646,000	646,000	1,939,000	1,259,000
Technology UltraSector ProFund	1,101,000	880,000	880,000	2,643,000	1,719,000
Telecommunications UltraSector ProFund	222,000	177,000	177,000	535,000	355,000
Utilities UltraSector ProFund	738,000	590,000	590,000	1,774,000	1,158,000
Short Oil & Gas ProFund	546,000	438,000	438,000	1,315,000	858,000
Short Precious Metals ProFund	2,380,000	1,903,000	1,903,000	5,713,000	3,712,000
Short Real Estate ProFund	328,000	262,000	262,000	789,000	519,000
U.S. Government Plus ProFund	5,811,000	4,649,000	4,649,000	13,951,000	9,054,000
Rising Rates Opportunity 10 ProFund	3,074,000	2,459,000	2,459,000	7,380,000	4,793,000
Rising Rates Opportunity ProFund	8,168,000	6,534,000	6,534,000	19,605,000	12,717,000
Rising U.S. Dollar ProFund	6,675,000	5,339,000	5,339,000	16,021,000	10,391,000
Falling U.S. Dollar ProFund	857,000	686,000	686,000	2,058,000	1,338,000
	$163,257,000	$130,589,000	$130,589,000	$391,934,000	$254,468,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of October 31, 2015 as follows:

(1)                   U.S. Treasury STRIPS, effective yield or interest rate in effect at October 31, 2015, 2.144% to 3.054%, due 8/15/23 to 11/15/40, which had an aggregate value of $166,528,098.

(2)                   U.S. Treasury Notes, 3.75%, due 11/15/43, total value $133,210,877.

(3)                   U.S. Treasury Notes, 2.625%, due 8/15/20, U.S. Treasury STRIPS, effective yield or interest rate in effect at October 31, 2015, 0.475% to 2.882%, due 8/15/16 to 2/15/34, which had an aggregate value of $133,207,292.

(4)                   U.S. Treasury Bills, effective yield or interest rate in effect at October 31, 2015, 0.332%, due 7/21/16, total value of $399,781,217.

(5)                   U.S. Treasury Notes, 3.00% to 4.875%, due 7/31/16 to 11/15/16, Federal Farm Credit Banks, 0.41% to 5.51%, due 1/19/16 to 5/17/17, Federal Home Loan Banks, 0.45% to 3.125%, due 12/30/15 to 9/8/17, Federal Home Loan Mortgage Corporation, 0.50% to 5.50%, due 5/13/16 to 11/28/17, Federal National Mortgage Association, 0.54% to 5.00%, due 2/16/16 to 2/28/18, which had an aggregate value of $259,650,617.

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended October 31, 2015, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of October 31, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended October 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of October 31, 2015, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$48,210,513	$—	$—	$—	$48,210,513	$—
Repurchase Agreements	—	—	59,623,000	—	59,623,000	—
Futures Contracts	—	542,548	—	—	—	542,548
Swap Agreements	—	—	—	215,533	—	215,533
Total	$48,210,513	$542,548	$59,623,000	$215,533	$107,833,513	$758,081

Mid-Cap ProFund
Common Stocks	$11,716,419	$—	$—	$—	$11,716,419	$—
Repurchase Agreements	—	—	6,230,000	—	6,230,000	—
Futures Contracts	—	81,965	—	—	—	81,965
Swap Agreements	—	—	—	71,013	—	71,013
Total	$11,716,419	$81,965	$6,230,000	$71,013	$17,946,419	$152,978

Small-Cap ProFund
Common Stocks	$4,504,698	$—	$—	$—	$4,504,698	$—
Contingent Rights*	—	—	7,333	—	7,333	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	2,247,000	—	2,247,000	—
Futures Contracts	—	11,153	—	—	—	11,153
Swap Agreements	—	—	—	9,831	—	9,831
Total	$4,504,698	$11,153	$2,254,333	$9,831	$6,759,031	$20,984

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
NASDAQ-100 ProFund
Common Stocks	$34,735,696	$—	$—	$—	$34,735,696	$—
Repurchase Agreements	—	—	59,248,000	—	59,248,000	—
Futures Contracts	—	649,205	—	—	—	649,205
Swap Agreements	—	—	—	79,154	—	79,154
Total	$34,735,696	$649,205	$59,248,000	$79,154	$93,983,696	$728,359

Large-Cap Value ProFund
Common Stocks	$8,657,969	$—	$—	$—	$8,657,969	$—
Repurchase Agreements	—	—	32,000	—	32,000	—
Total	$8,657,969	$—	$32,000	$—	$8,689,969	$—

Large-Cap Growth ProFund
Common Stocks	$56,153,042	$—	$—	$—	$56,153,042	$—
Total	$56,153,042	$—	$—	$—	$56,153,042	$—

Mid-Cap Value ProFund
Common Stocks	$4,889,563	$—	$—	$—	$4,889,563	$—
Total	$4,889,563	$—	$—	$—	$4,889,563	$—

Mid-Cap Growth ProFund
Common Stocks	$22,682,355	$—	$—	$—	$22,682,355	$—
Repurchase Agreements	—	—	33,000	—	33,000	—
Total	$22,682,355	$—	$33,000	$—	$22,715,355	$—

Small-Cap Value ProFund
Common Stocks	$9,677,078	$—	$—	$—	$9,677,078	$—
Total	$9,677,078	$—	$—	$—	$9,677,078	$—

Small-Cap Growth ProFund
Common Stocks	$19,065,864	$—	$—	$—	$19,065,864	$—
Total	$19,065,864	$—	$—	$—	$19,065,864	$—

Europe 30 ProFund
Common Stocks	$12,121,691	$—	$—	$—	$12,121,691	$—
Repurchase Agreements	—	—	141,000	—	141,000	—
Total	$12,121,691	$—	$141,000	$—	$12,262,691	$—

UltraBull ProFund
Common Stocks	$52,730,235	$—	$—	$—	$52,730,235	$—
Repurchase Agreements	—	—	35,178,000	—	35,178,000	—
Futures Contracts	—	723,397	—	—	—	723,397
Swap Agreements	—	—	—	565,684	—	565,684
Total	$52,730,235	$723,397	$35,178,000	$565,684	$87,908,235	$1,289,081

UltraMid-Cap ProFund
Common Stocks	$43,107,578	$—	$—	$—	$43,107,578	$—
Repurchase Agreements	—	—	27,343,000	—	27,343,000	—
Futures Contracts	—	446,632	—	—	—	446,632
Swap Agreements	—	—	—	1,023,112	—	1,023,112
Total	$43,107,578	$446,632	$27,343,000	$1,023,112	$70,450,578	$1,469,744

UltraSmall-Cap ProFund
Common Stocks	$19,585,642	$—	$—	$—	$19,585,642	$—
Contingent Rights*	—	—	4,788	—	4,788	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	20,388,000	—	20,388,000	—
Futures Contracts	—	60,547	—	—	—	60,547
Swap Agreements	—	—	—	861,553	—	861,553
Total	$19,585,642	$60,547	$20,392,788	$861,553	$39,978,430	$922,100

UltraDow 30 ProFund
Common Stocks	$15,989,884	$—	$—	$—	$15,989,884	$—
Repurchase Agreements	—	—	15,805,000	—	15,805,000	—
Futures Contracts	—	41,721	—	—	—	41,721
Swap Agreements	—	—	—	222,547	—	222,547
Total	$15,989,884	$41,721	$15,805,000	$222,547	$31,794,884	$264,268

UltraNASDAQ-100 ProFund
Common Stocks	$160,652,593	$—	$—	$—	$160,652,593	$—
Repurchase Agreements	—	—	94,589,000	—	94,589,000	—
Futures Contracts	—	5,090,715	—	—	—	5,090,715
Swap Agreements	—	—	—	545,088	—	545,088
Total	$160,652,593	$5,090,715	$94,589,000	$545,088	$255,241,593	$5,635,803

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraInternational ProFund
Repurchase Agreements	$—	$—	$7,805,000	$—	$7,805,000	$—
Swap Agreements	—	—	—	(42,267)	—	(42,267)
Total	$—	$—	$7,805,000	$(42,267)	$7,805,000	$(42,267)

UltraEmerging Markets ProFund
Common Stocks	$7,419,717	$—	$—	$—	$7,419,717	$—
Preferred Stocks	512,272	—	—	—	512,272	—
Repurchase Agreements	—	—	1,990,000	—	1,990,000	—
Swap Agreements	—	—	—	26,696	—	26,696
Total	$7,931,989	$—	$1,990,000	$26,696	$9,921,989	$26,696

UltraLatin America ProFund
Common Stocks	$6,079,704	$—	$—	$—	$6,079,704	$—
Preferred Stocks	1,929,158	—	—	—	1,929,158	—
Repurchase Agreements	—	—	2,710,000	—	2,710,000	—
Swap Agreements	—	—	—	100,065	—	100,065
Total	$8,008,862	$—	$2,710,000	$100,065	$10,718,862	$100,065

UltraChina ProFund
Common Stocks	$15,837,232	$—	$—	$—	$15,837,232	$—
Repurchase Agreements	—	—	3,651,000	—	3,651,000	—
Swap Agreements	—	—	—	174,630	—	174,630
Total	$15,837,232	$—	$3,651,000	$174,630	$19,488,232	$174,630

UltraJapan ProFund
Repurchase Agreements	$—	$—	$38,620,000	$—	$38,620,000	$—
Futures Contracts	—	2,523,683	—	—	—	2,523,683
Total	$—	$2,523,683	$38,620,000	$—	$38,620,000	$2,523,683

Bear ProFund
Repurchase Agreements	$—	$—	$51,990,000	$—	$51,990,000	$—
Futures Contracts	—	(431,474)	—	—	—	(431,474)
Swap Agreements	—	—	—	(312,488)	—	(312,488)
Total	$—	$(431,474)	$51,990,000	$(312,488)	$51,990,000	$(743,962)

Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$17,666,000	$—	$17,666,000	$—
Futures Contracts	—	(45,126)	—	—	—	(45,126)
Swap Agreements	—	—	—	(224,604)	—	(224,604)
Total	$—	$(45,126)	$17,666,000	$(224,604)	$17,666,000	$(269,730)

Short NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$55,498,000	$—	$55,498,000	$—
Futures Contracts	—	(324,317)	—	—	—	(324,317)
Swap Agreements	—	—	—	(114,128)	—	(114,128)
Total	$—	$(324,317)	$55,498,000	$(114,128)	$55,498,000	$(438,445)

UltraBear ProFund
Repurchase Agreements	$—	$—	$24,450,000	$—	$24,450,000	$—
Futures Contracts	—	(104,389)	—	—	—	(104,389)
Swap Agreements	—	—	—	(159,032)	—	(159,032)
Total	$—	$(104,389)	$24,450,000	$(159,032)	$24,450,000	$(263,421)

UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,881,000	$—	$1,881,000	$—
Futures Contracts	—	(4,102)	—	—	—	(4,102)
Swap Agreements	—	—	—	(62,166)	—	(62,166)
Total	$—	$(4,102)	$1,881,000	$(62,166)	$1,881,000	$(66,268)

UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$9,852,000	$—	$9,852,000	$—
Futures Contracts	—	(32,233)	—	—	—	(32,233)
Swap Agreements	—	—	—	(308,434)	—	(308,434)
Total	$—	$(32,233)	$9,852,000	$(308,434)	$9,852,000	$(340,667)

UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$5,537,000	$—	$5,537,000	$—
Futures Contracts	—	(105,703)	—	—	—	(105,703)
Swap Agreements	—	—	—	(46,369)	—	(46,369)
Total	$—	$(105,703)	$5,537,000	$(46,369)	$5,537,000	$(152,072)

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$—	$—	$19,130,000	$—	$19,130,000	$—
Futures Contracts	—	(229,705)	—	—	—	(229,705)
Swap Agreements	—	—	—	(93,515)	—	(93,515)
Total	$—	$(229,705)	$19,130,000	$(93,515)	$19,130,000	$(323,220)

UltraShort International ProFund
Repurchase Agreements	$—	$—	$5,480,000	$—	$5,480,000	$—
Swap Agreements	—	—	—	28,444	—	28,444
Total	$—	$—	$5,480,000	$28,444	$5,480,000	$28,444

UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$12,055,000	$—	$12,055,000	$—
Swap Agreements	—	—	—	(60,958)	—	(60,958)
Total	$—	$—	$12,055,000	$(60,958)	$12,055,000	$(60,958)

UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$12,151,000	$—	$12,151,000	$—
Swap Agreements	—	—	—	(191,554)	—	(191,554)
Total	$—	$—	$12,151,000	$(191,554)	$12,151,000	$(191,554)

UltraShort China ProFund
Repurchase Agreements	$—	$—	$4,470,000	$—	$4,470,000	$—
Swap Agreements	—	—	—	(61,291)	—	(61,291)
Total	$—	$—	$4,470,000	$(61,291)	$4,470,000	$(61,291)

UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,360,000	$—	$1,360,000	$—
Futures Contracts	—	(73,189)	—	—	—	(73,189)
Total	$—	$(73,189)	$1,360,000	$—	$1,360,000	$(73,189)

Banks UltraSector ProFund
Common Stocks	$6,575,188	$—	$—	$—	$6,575,188	$—
Repurchase Agreements	—	—	2,668,000	—	2,668,000	—
Swap Agreements	—	—	—	(58,117)	—	(58,117)
Total	$6,575,188	$—	$2,668,000	$(58,117)	$9,243,188	$(58,117)

Basic Materials UltraSector ProFunds
Common Stocks	$4,863,273	$—	$—	$—	$4,863,273	$—
Repurchase Agreements	—	—	1,615,000	—	1,615,000	—
Swap Agreements	—	—	—	12,539	—	12,539
Total	$4,863,273	$—	$1,615,000	$12,539	$6,478,273	$12,539

Biotechnology UltraSector ProFund
Common Stocks	$484,528,190	$—	$—	$—	$484,528,190	$—
Repurchase Agreements	—	—	150,523,000	—	150,523,000	—
Swap Agreements	—	—	—	18,838,878	—	18,838,878
Total	$484,528,190	$—	$150,523,000	$18,838,878	$635,051,190	$18,838,878

Consumer Goods UltraSector ProFund
Common Stocks	$17,071,629	$—	$—	$—	$17,071,629	$—
Repurchase Agreements	—	—	8,888,000	—	8,888,000	—
Swap Agreements	—	—	—	(191,757)	—	(191,757)
Total	$17,071,629	$—	$8,888,000	$(191,757)	$25,959,629	$(191,757)

Consumer Services UltraSector ProFund
Common Stocks	$35,116,173	$—	$—	$—	$35,116,173	$—
Repurchase Agreements	—	—	19,842,000	—	19,842,000	—
Swap Agreements	—	—	—	473,864	—	473,864
Total	$35,116,173	$—	$19,842,000	$473,864	$54,958,173	$473,864

Financials UltraSector ProFund
Common Stocks	$12,210,356	$—	$—	$—	$12,210,356	$—
Repurchase Agreements	—	—	4,386,000	—	4,386,000	—
Swap Agreements	—	—	—	(78,398)	—	(78,398)
Total	$12,210,356	$—	$4,386,000	$(78,398)	$16,596,356	$(78,398)

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Health Care UltraSector ProFund
Common Stocks	$56,489,884	$—	$—	$—	$56,489,884	$—
Repurchase Agreements	—	—	12,269,000	—	12,269,000	—
Swap Agreements	—	—	—	1,655,455	—	1,655,455
Total	$56,489,884	$—	$12,269,000	$1,655,455	$68,758,884	$1,655,455

Industrials UltraSector ProFund
Common Stocks	$3,639,971	$—	$—	$—	$3,639,971	$—
Repurchase Agreements	—	—	2,270,000	—	2,270,000	—
Swap Agreements	—	—	—	(6,017)	—	(6,017)
Total	$3,639,971	$—	$2,270,000	$(6,017)	$5,909,971	$(6,017)

Internet UltraSector ProFund
Common Stocks	$59,350,848	$—	$—	$—	$59,350,848	$—
Repurchase Agreements	—	—	35,499,000	—	35,499,000	—
Swap Agreements	—	—	—	998,666	—	998,666
Total	$59,350,848	$—	$35,499,000	$998,666	$94,849,848	$998,666

Mobile Telecommunications UltraSector ProFund
Common Stocks	$3,600,764	$—	$—	$—	$3,600,764	$—
Repurchase Agreements	—	—	3,382,000	—	3,382,000	—
Swap Agreements	—	—	—	(83,717)	—	(83,717)
Total	$3,600,764	$—	$3,382,000	$(83,717)	$6,982,764	$(83,717)

Oil & Gas UltraSector ProFund
Common Stocks	$20,581,174	$—	$—	$—	$20,581,174	$—
Repurchase Agreements	—	—	6,978,000	—	6,978,000	—
Swap Agreements	—	—	—	(185,328)	—	(185,328)
Total	$20,581,174	$—	$6,978,000	$(185,328)	$27,559,174	$(185,328)

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$5,150,181	$—	$—	$—	$5,150,181	$—
Repurchase Agreements	—	—	1,822,000	—	1,822,000	—
Swap Agreements	—	—	—	(129,149)	—	(129,149)
Total	$5,150,181	$—	$1,822,000	$(129,149)	$6,972,181	$(129,149)

Pharmaceuticals UltraSector ProFund
Common Stocks	$11,420,145	$—	$—	$—	$11,420,145	$—
Repurchase Agreements	—	—	9,159,000	—	9,159,000	—
Swap Agreements	—	—	—	568,891	—	568,891
Total	$11,420,145	$—	$9,159,000	$568,891	$20,579,145	$568,891

Precious Metals UltraSector ProFund
Common Stocks	$9,576,657	$—	$—	$—	$9,576,657	$—
Repurchase Agreements	—	—	4,360,000	—	4,360,000	—
Swap Agreements	—	—	—	(925,423)	—	(925,423)
Total	$9,576,657	$—	$4,360,000	$(925,423)	$13,936,657	$(925,423)

Real Estate UltraSector ProFund
Common Stocks	$18,834,562	$—	$—	$—	$18,834,562	$—
Repurchase Agreements	—	—	8,594,000	—	8,594,000	—
Swap Agreements	—	—	—	(156,725)	—	(156,725)
Total	$18,834,562	$—	$8,594,000	$(156,725)	$27,428,562	$(156,725)

Semiconductor UltraSector ProFund
Common Stocks	$12,530,670	$—	$—	$—	$12,530,670	$—
Repurchase Agreements	—	—	5,297,000	—	5,297,000	—
Swap Agreements	—	—	—	(391,485)	—	(391,485)
Total	$12,530,670	$—	$5,297,000	$(391,485)	$17,827,670	$(391,485)

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Technology UltraSector ProFund
Common Stocks	$15,216,367	$—	$—	$—	$15,216,367	$—
Repurchase Agreements	—	—	7,223,000	—	7,223,000	—
Swap Agreements	—	—	—	(75,808)	—	(75,808)
Total	$15,216,367	$—	$7,223,000	$(75,808)	$22,439,367	$(75,808)

Telecommunications UltraSector ProFund
Common Stocks	$1,946,607	$—	$—	$—	$1,946,607	$—
Repurchase Agreements	—	—	1,466,000	—	1,466,000	—
Swap Agreements	—	—	—	8,885	—	8,885
Total	$1,946,607	$—	$1,466,000	$8,885	$3,412,607	$8,885

Utilities UltraSector ProFund
Common Stocks	$11,163,171	$—	$—	$—	$11,163,171	$—
Repurchase Agreements	—	—	4,850,000	—	4,850,000	—
Swap Agreements	—	—	—	(337,176)	—	(337,176)
Total	$11,163,171	$—	$4,850,000	$(337,176)	$16,013,171	$(337,176)

Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$3,595,000	$—	$3,595,000	$—
Swap Agreements	—	—	—	(20,896)	—	(20,896)
Total	$—	$—	$3,595,000	$(20,896)	$3,595,000	$(20,896)

Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$15,611,000	$—	$15,611,000	$—
Swap Agreements	—	—	—	662,736	—	662,736
Total	$—	$—	$15,611,000	$662,736	$15,611,000	$662,736

Short Real Estate ProFund
Repurchase Agreements	$—	$—	$2,160,000	$—	$2,160,000	$—
Swap Agreements	—	—	—	14,434	—	14,434
Total	$—	$—	$2,160,000	$14,434	$2,160,000	$14,434

U.S. Government Plus ProFund
U.S. Treasury Obligation	$—	$—	$10,512,141	$—	$10,512,141	$—
Repurchase Agreements	—	—	38,114,000	—	38,114,000	—
Swap Agreements	—	—	—	(135,769)	—	(135,769)
Total	$—	$—	$48,626,141	$(135,769)	$48,626,141	$(135,769)

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$20,165,000	$—	$20,165,000	$—
Swap Agreements	—	—	—	165,446	—	165,446
Total	$—	$—	$20,165,000	$165,446	$20,165,000	$165,446

Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$53,558,000	$—	$53,558,000	$—
Swap Agreements	—	—	—	672,424	—	672,424
Total	$—	$—	$53,558,000	$672,424	$53,558,000	$672,424

Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$43,765,000	$—	$43,765,000	$—
Forward Currency Contracts	—	—	—	288,193	—	288,193
Total	$—	$—	$43,765,000	$288,193	$43,765,000	$288,193

Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$5,625,000	$—	$5,625,000	$—
Forward Currency Contracts	—	—	—	(30,398)	—	(30,398)
Total	$—	$—	$5,625,000	$(30,398)	$5,625,000	$(30,398)

^ Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

* Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

** Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives.  Investing in derivatives may be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g.,the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These ProFunds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration.  With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such an agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At October 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$91,821,285	$19,255,119	$(3,242,891)	$16,012,228
Mid-Cap ProFund	15,093,149	3,671,506	(818,236)	2,853,270
Small-Cap ProFund	5,703,686	1,483,990	(428,645)	1,055,345
NASDAQ-100 ProFund	77,666,479	17,515,626	(1,198,409)	16,317,217
Large-Cap Value ProFund	7,826,161	1,611,869	(748,061)	863,808
Large-Cap Growth ProFund	49,270,605	8,776,620	(1,894,183)	6,882,437
Mid-Cap Value ProFund	4,650,565	1,180,028	(941,030)	238,998
Mid-Cap Growth ProFund	21,467,309	3,487,253	(2,239,207)	1,248,046
Small-Cap Value ProFund	9,547,835	1,761,301	(1,632,058)	129,243
Small-Cap Growth ProFund	18,028,327	4,044,579	(3,007,042)	1,037,537
Europe 30 ProFund	12,818,000	1,081,346	(1,636,655)	(555,309)
UltraBull ProFund	74,165,344	24,021,388	(10,278,497)	13,742,891
UltraMid-Cap ProFund	60,618,439	13,652,754	(3,820,615)	9,832,139
UltraSmall-Cap ProFund	35,321,920	6,876,147	(2,219,637)	4,656,510
UltraDow 30 ProFund	26,710,042	6,026,058	(941,216)	5,084,842
UltraNASDAQ-100 ProFund	181,035,283	101,697,062	(27,490,752)	74,206,310
UltraInternational ProFund	7,805,000	—	—	—
UltraEmerging Markets ProFund	11,200,725	2,211,636	(3,490,372)	(1,278,736)
UltraLatin America ProFund	15,928,084	1,401,622	(6,610,844)	(5,209,222)
UltraChina ProFund	17,575,849	4,772,448	(2,860,065)	1,912,383
UltraJapan ProFund	38,620,000	—	—	—
Bear ProFund	51,990,000	—	—	—
Short Small-Cap ProFund	17,666,000	—	—	—
Short NASDAQ-100 ProFund	55,498,000	—	—	—
UltraBear ProFund	24,450,000	—	—	—
UltraShort Mid-Cap ProFund	1,881,000	—	—	—
UltraShort Small-Cap ProFund	9,852,000	—	—	—
UltraShort Dow 30 ProFund	5,537,000	—	—	—
UltraShort NASDAQ-100 ProFund	19,130,000	—	—	—
UltraShort International ProFund	5,480,000	—	—	—
UltraShort Emerging Markets ProFund	12,055,000	—	—	—
UltraShort Latin America ProFund	12,151,000	—	—	—
UltraShort China ProFund	4,470,000	—	—	—
UltraShort Japan ProFund	1,360,000	—	—	—
Banks UltraSector ProFund	7,561,147	4,748,831	(3,066,790)	1,682,041
Basic Materials UltraSector ProFund	5,328,126	2,847,215	(1,697,068)	1,150,147
Biotechnology UltraSector ProFund	460,434,954	185,458,052	(10,841,816)	174,616,236
Consumer Goods UltraSector ProFund	24,072,286	2,264,478	(377,135)	1,887,343
Consumer Services UltraSector ProFund	44,540,549	12,121,256	(1,703,632)	10,417,624
Financials UltraSector ProFund	15,285,713	4,730,919	(3,420,276)	1,310,643
Health Care UltraSector ProFund	57,132,837	13,662,413	(2,036,366)	11,626,047
Industrials UltraSector ProFund	4,683,225	1,333,051	(106,305)	1,226,746
Internet UltraSector ProFund	77,846,756	22,357,577	(5,354,485)	17,003,092
Mobile Telecommunications UltraSector ProFund	5,851,805	1,352,286	(221,327)	1,130,959
Oil & Gas UltraSector ProFund	19,823,706	10,488,696	(2,753,228)	7,735,468
Oil Equipment, Services & Distribution UltraSector ProFund	7,230,014	1,838,261	(2,096,094)	(257,833)
Pharmaceuticals UltraSector ProFund	16,964,605	4,176,304	(561,764)	3,614,540
Precious Metals UltraSector ProFund	22,683,752	681,755	(9,428,850)	(8,747,095)
Real Estate UltraSector ProFund	21,051,929	8,329,656	(1,953,023)	6,376,633
Semiconductor UltraSector ProFund	16,120,509	2,608,296	(901,135)	1,707,161
Technology UltraSector ProFund	18,398,435	4,570,177	(529,245)	4,040,932
Telecommunications UltraSector ProFund	3,067,701	529,989	(185,083)	344,906
Utilities UltraSector ProFund	14,115,125	2,701,759	(803,713)	1,898,046
Short Oil & Gas ProFund	3,595,000	—	—	—
Short Precious Metals ProFund	15,611,000	—	—	—
Short Real Estate ProFund	2,160,000	—	—	—
U.S. Government Plus ProFund	48,806,700	—	(180,559)	(180,559)
Rising Rates Opportunity 10 ProFund	20,165,000	—	—	—
Rising Rates Opportunity ProFund	53,558,000	—	—	—
Rising U.S. Dollar ProFund	43,765,000	—	—	—
Falling U.S. Dollar ProFund	5,625,000	—	—	—

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

:: Notes to Schedules of Portfolio Investments :: October 31, 2015 (Unaudited)

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S. Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $181,503, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $742,081 and is included in “net other assets (liabilities)”. All other outstanding balances due from (or to) Lehman have been substantially relieved as of October 31, 2015.

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	December 24, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 22, 2015

* Print the name and title of each signing officer under his or her signature.